UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Bond Portfolio

Voya Index Solution Income Portfolio

Voya Index Solution 2020 Portfolio

Voya Index Solution 2025 Portfolio

Voya Index Solution 2030 Portfolio

Voya Index Solution 2035 Portfolio

Voya Index Solution 2040 Portfolio

Voya Index Solution 2045 Portfolio

Voya Index Solution 2050 Portfolio

Voya Index Solution 2055 Portfolio

Voya Index Solution 2060 Portfolio

Voya Solution Aggressive Portfolio

Voya Solution Balanced Portfolio

Voya Solution Conservative Portfolio

Voya Solution Income Portfolio

Voya Solution Moderately Aggressive Portfolio

Voya Solution Moderately Conservative Portfolio

Voya Solution 2020 Portfolio

Voya Solution 2025 Portfolio

Voya Solution 2030 Portfolio

Voya Solution 2035 Portfolio

Voya Solution 2040 Portfolio

Voya Solution 2045 Portfolio

Voya Solution 2050 Portfolio

Voya Solution 2055 Portfolio

Voya Solution 2060 Portfolio

VY® American Century Small-Mid Cap Value Portfolio

VY® Baron Growth Portfolio

VY® Columbia Contrarian Core Portfolio

VY® Columbia Small Cap Value II Portfolio

VY® Invesco Comstock Portfolio

VY® Invesco Equity and Income Portfolio

VY® JPMorgan Mid Cap Value Portfolio

VY® Oppenheimer Global Portfolio

VY® Pioneer High Yield Portfolio

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

VY® T. Rowe Price Growth Equity Portfolio

VY® Templeton Foreign Equity Portfolio

The schedules are not audited.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 22.9%
			Brazil: 0.5%
	900,000		Petrobras Global Finance BV, 8.750%, 05/23/26	$1,044,000	0.5

			Canada: 0.1%
	324,000		Goldcorp, Inc., 3.700%, 03/15/23	330,581	0.1

			China: 0.3%
	601,000		Alibaba Group Holding Ltd., 3.600%, 11/28/24	606,331	0.3

			France: 0.8%
	294,000		BPCE SA, 2.500%, 12/10/18	296,040	0.2
	287,000	#	BPCE SA, 5.150%, 07/21/24	295,187	0.1
	226,000	#	Electricite de France SA, 2.350%, 10/13/20	225,965	0.1
	940,000	#	SFR Group SA, 6.000%, 05/15/22	977,600	0.4
				1,794,792	0.8

			Guernsey: 0.3%
	716,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	717,378	0.3

			Ireland: 0.3%
	282,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	298,379	0.1
	370,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/26	354,011	0.2
				652,390	0.3

			Italy: 0.1%
	286,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	292,889	0.1

			Japan: 0.6%
	790,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd./The, 2.300%, 03/05/20	788,067	0.4
	200,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	199,268	0.1
	300,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/26	306,916	0.1
				1,294,251	0.6

			Luxembourg: 0.1%
	130,000	#	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	131,463	0.1

			Mexico: 0.0%
MXN	1,007,437	±	Banco Invex SA / Hipotecaria Credito y Casa SA de CV, 6.450%, 03/13/34	–	–
MXN	134,937		JPMorgan Hipotecaria su Casita, 6.100%, 09/25/35	6,722	0.0
				6,722	0.0

			Netherlands: 1.1%
	269,000		Cooperatieve Rabobank UA, 4.500%, 01/11/21	288,616	0.1
	690,000		Shell International Finance BV, 3.250%, 05/11/25	697,371	0.3
	361,000		Shell International Finance BV, 4.000%, 05/10/46	347,916	0.2
	300,000	#	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/26	278,951	0.1
	860,000	L	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	794,011	0.4
				2,406,865	1.1

			Norway: 0.2%
	380,000		Statoil ASA, 2.450%, 01/17/23	374,924	0.2

			Russia: 0.4%
	826,000		Credit Bank of Moscow Via CBOM Finance PLC, 8.700%, 11/13/18	884,853	0.4

			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/23	79,030	0.0

			Sweden: 0.1%
	298,000	#	Nordea Bank AB, 5.500%, 09/29/49	299,490	0.1

			Switzerland: 0.3%
	400,000	#	Credit Suisse AG, 6.500%, 08/08/23	440,130	0.2
	250,000		UBS AG/Stamford CT, 7.625%, 08/17/22	289,675	0.1
				729,805	0.3

			United Kingdom: 1.2%
	283,000		Aon PLC, 2.800%, 03/15/21	284,265	0.1
	530,000		BP Capital Markets PLC, 3.216%, 11/28/23	533,103	0.2
	239,000	#	Santander UK Group Holdings PLC, 5.625%, 09/15/45	245,366	0.1
	1,002,000		Santander UK PLC, 2.375%, 03/16/20	1,004,925	0.4
	400,000	#,L	Standard Chartered PLC, 4.300%, 02/19/27	394,072	0.2
	344,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	350,317	0.2
				2,812,048	1.2

			United States: 16.5%
	424,000		21st Century Fox America, Inc., 4.500%, 02/15/21	452,658	0.2
	338,000		21st Century Fox America, Inc., 5.400%, 10/01/43	370,130	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
150,000		AbbVie, Inc., 3.600%, 05/14/25	$150,276	0.1
100,000	#	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	101,375	0.0
233,000		American Tower Corp., 3.500%, 01/31/23	234,654	0.1
432,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	435,595	0.2
554,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	564,502	0.2
295,000		AT&T, Inc., 3.000%, 06/30/22	293,629	0.1
299,000		AT&T, Inc., 5.150%, 03/15/42	297,613	0.1
430,000		AT&T, Inc., 5.450%, 03/01/47	439,427	0.2
368,000		Bank of America Corp., 3.300%, 01/11/23	370,718	0.2
226,000		Bank of America Corp., 3.875%, 08/01/25	230,392	0.1
458,000		Bank of America Corp., 4.100%, 07/24/23	480,340	0.2
309,000		Bank of America Corp., 4.000%, 04/01/24	320,832	0.1
412,000		Bank of New York Mellon Corp., 2.050%, 05/03/21	406,764	0.2
300,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	332,773	0.1
155,000	#	Builders FirstSource, Inc., 5.625%, 09/01/24	157,906	0.1
540,000	#	Calpine Corp., 6.000%, 01/15/22	564,975	0.2
395,000		CBRE Services, Inc., 5.250%, 03/15/25	419,833	0.2
216,000		CBS Corp., 3.700%, 08/15/24	219,076	0.1
249,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	257,065	0.1
75,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/25	76,594	0.0
501,000		Celgene Corp., 4.000%, 08/15/23	524,347	0.2
472,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	497,633	0.2
195,000		CHS/Community Health Systems, Inc., 5.125%, 08/01/21	193,537	0.1
579,000		Citigroup, Inc., 4.000%, 08/05/24	586,242	0.3
469,000		Citigroup, Inc., 5.500%, 09/13/25	513,565	0.2
758,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	764,139	0.3
165,000		Comcast Corp., 2.350%, 01/15/27	151,311	0.1
185,000	#	CommScope Technologies LLC, 5.000%, 03/15/27	185,176	0.1
562,000	#	Cox Communications, Inc., 2.950%, 06/30/23	537,200	0.2
777,000		CVS Health Corp., 2.800%, 07/20/20	790,527	0.3
320,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.420%, 06/15/21	334,921	0.1
337,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	364,027	0.2
313,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	342,463	0.1
442,000		Discover Bank, 7.000%, 04/15/20	493,329	0.2
277,000		Eastman Chemical Co., 2.700%, 01/15/20	280,899	0.1
1,026,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	1,067,453	0.5
558,000		Entergy Corp., 5.125%, 09/15/20	603,185	0.3
238,000		Envision Healthcare Corp., 5.625%, 07/15/22	244,842	0.1
165,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	166,752	0.1
318,000		Fifth Third Bancorp, 8.250%, 03/01/38	455,658	0.2
200,000	#	First Data Corp., 5.750%, 01/15/24	207,050	0.1
532,000		FirstEnergy Corp., 4.250%, 03/15/23	550,367	0.2
205,000		General Electric Co., 6.750%, 03/15/32	276,759	0.1
322,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	327,534	0.1
240,000		Goldman Sachs Group, Inc., 2.625%, 04/25/21	239,549	0.1
627,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	688,367	0.3
35,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/27	35,087	0.0
605,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	772,684	0.3
110,000		Hess Corp., 5.800%, 04/01/47	114,742	0.0
115,000	#	Hill-Rom Holdings, Inc., 5.000%, 02/15/25	115,144	0.0
294,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	296,693	0.1
570,000		Huntington National Bank, 2.200%, 11/06/18	572,592	0.3
1,041,000		Indiana Michigan Power Co., 7.000%, 03/15/19	1,139,676	0.5
570,000	#	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/24	589,950	0.3
245,000		Jefferson Smurfit Escrow	–	–
384,000		JM Smucker Co., 3.000%, 03/15/22	389,710	0.2
362,000		JPMorgan Chase & Co., 1.625%, 05/15/18	361,953	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
357,000		JPMorgan Chase & Co., 2.550%, 03/01/21	$357,297	0.2
478,000		JPMorgan Chase & Co., 6.000%, 12/29/49	499,653	0.2
37	#	Kern River Funding Corp., 4.893%, 04/30/18	38	0.0
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	225,116	0.1
127,000		Kohls Corp., 4.750%, 12/15/23	130,370	0.1
317,000		Kraft Heinz Foods Co., 3.000%, 06/01/26	298,455	0.1
335,000		Level 3 Communications, Inc., 5.750%, 12/01/22	347,562	0.2
3,500,000	#,^	LSTAR Commercial Mortgage Trust 2017-5, 1.393%, 03/10/50	204,199	0.1
375,000		Medtronic, Inc., 3.150%, 03/15/22	385,404	0.2
170,000		MGM Resorts International, 4.625%, 09/01/26	165,750	0.1
372,000		Morgan Stanley, 3.750%, 02/25/23	384,621	0.2
618,000		Morgan Stanley, 4.100%, 05/22/23	639,040	0.3
240,000		MPT Operating Partnership L.P. / MPT Finance Corp., 6.375%, 02/15/22	248,400	0.1
625,000		Netflix, Inc., 5.750%, 03/01/24	669,500	0.3
438,000		Newell Brands, Inc., 2.875%, 12/01/19	446,013	0.2
381,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	386,611	0.2
175,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	179,375	0.1
200,000	#	Novelis Corp., 5.875%, 09/30/26	204,500	0.1
220,000		Occidental Petroleum Corp., 4.625%, 06/15/45	230,458	0.1
349,000		Oracle Corp., 2.950%, 05/15/25	344,823	0.2
110,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	116,600	0.1
235,000		Pfizer, Inc., 2.750%, 06/03/26	228,985	0.1
460,000		Philip Morris International, Inc., 4.250%, 11/10/44	456,349	0.2
400,000	#	Post Holdings, Inc., 5.000%, 08/15/26	384,000	0.2
280,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	287,668	0.1
280,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	292,250	0.1
272,000		Reynolds American, Inc., 6.150%, 09/15/43	328,912	0.1
117,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	118,458	0.1
175,000	#	Sirius XM Radio, Inc., 5.375%, 04/15/25	179,550	0.1
95,000	#	Six Flags Entertainment Corp., 4.875%, 07/31/24	93,991	0.0
195,000	#	Six Flags Entertainment Corp., 5.500%, 04/15/27	195,000	0.1
185,000		SLM Corp., 5.125%, 04/05/22	185,000	0.1
235,000	#	Standard Industries, Inc./NJ, 5.000%, 02/15/27	230,887	0.1
245,000		Stone Webster Escrow	–	–
104,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	106,018	0.0
445,000		Synchrony Financial, 4.250%, 08/15/24	456,452	0.2
70,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	73,325	0.0
272,000		Time Warner Cable LLC, 5.875%, 11/15/40	289,608	0.1
485,000		Time Warner, Inc., 6.500%, 11/15/36	578,066	0.3
100,000		United Rentals North America, Inc., 5.500%, 07/15/25	103,375	0.0
380,000	#	Univision Communications, Inc., 5.125%, 02/15/25	375,250	0.2
505,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	433,038	0.2
230,000		Verizon Communications, Inc., 4.125%, 03/16/27	234,422	0.1
1,198,000	#	Verizon Communications, Inc., 4.812%, 03/15/39	1,170,438	0.5
270,000		Verizon Communications, Inc., 5.012%, 08/21/54	258,793	0.1
20,000		Viacom, Inc., 4.375%, 03/15/43	17,394	0.0
600,000		Visa, Inc., 3.150%, 12/14/25	602,680	0.3
599,000		Wells Fargo & Co., 4.100%, 06/03/26	613,546	0.3
			37,709,430	16.5

	Total Corporate Bonds/Notes (Cost $51,342,033)		52,167,242	22.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.8%
		United States: 14.8%
502,766		Adjustable Rate Mortgage Trust 2006-2 1A1, 3.296%, 05/25/36	469,131	0.2
355,384		Alternative Loan Trust 2005-51 3A2A, 1.928%, 11/20/35	312,313	0.1
108,105		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	84,506	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
181,038		Banc of America Alternative Loan Trust 2004-1 4A1, 4.750%, 02/25/19	$178,595	0.1
703,085		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/35	704,868	0.3
486,370		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	440,897	0.2
162,978		Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 3.175%, 05/25/35	161,379	0.1
438,349		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/36	407,957	0.2
76,435		Countrywide Alternative Loan Trust 2005-53T2 2A6, 1.482%, 11/25/35	48,687	0.0
110,218		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/35	109,795	0.1
98,069		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/35	98,420	0.0
31,590	#	Deutsche ALT-A Securities, Inc. Alternate Loan Trust 2007-RS1 A2, 1.482%, 01/27/37	107,722	0.1
100,000		Fannie Mae Connecticut Avenue Securities 2014-C01 M2, 5.382%, 01/25/24	110,730	0.1
320,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.882%, 07/25/24	329,366	0.1
400,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 3.982%, 07/25/24	412,987	0.2
74,876		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.982%, 05/25/25	78,887	0.0
500,000		Fannie Mae Connecticut Avenue Securities 2015-C03 1M2, 5.982%, 07/25/25	550,478	0.2
97,646	^	Fannie Mae Interest Strip Sereis 328 2, 6.000%, 12/25/32	23,336	0.0
48,969	^	Fannie Mae Interest Strip Sereis 332 2, 6.000%, 03/25/33	12,080	0.0
205,991	^	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/24	37,102	0.0
31,610	^	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/28	7,262	0.0
170,963	^	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/32	41,949	0.0
42,294	^	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/33	8,992	0.0
41,420	^	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/33	10,199	0.0
51,098	^	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/33	12,006	0.0
21,487	^	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/35	4,165	0.0
22,655	^	Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/35	4,926	0.0
998,417	^	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/33	142,957	0.1
16,646		Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/29	18,540	0.0
24,404		Fannie Mae REMIC Trust 1999-54 LH, 6.500%, 11/25/29	27,977	0.0
22,535		Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/32	25,326	0.0
107,718	^	Fannie Mae REMIC Trust 2002-12 SB, 6.768%, 07/25/31	22,912	0.0
58,270	^	Fannie Mae REMIC Trust 2002-2 SW, 6.768%, 02/25/32	12,468	0.0
26,789		Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/32	30,223	0.0
10,172		Fannie Mae REMIC Trust 2002-29 F, 1.982%, 04/25/32	10,434	0.0
36,559	^	Fannie Mae REMIC Trust 2002-41 S, 6.968%, 07/25/32	7,289	0.0
3,130		Fannie Mae REMIC Trust 2002-64 FJ, 1.982%, 04/25/32	3,211	0.0
6,773		Fannie Mae REMIC Trust 2002-68 FH, 1.478%, 10/18/32	6,806	0.0
1,153,104	^	Fannie Mae REMIC Trust 2002-77 JS, 7.022%, 12/18/32	242,358	0.1
30,329		Fannie Mae REMIC Trust 2002-84 FB, 1.982%, 12/25/32	31,076	0.0
30,325		Fannie Mae REMIC Trust 2003-11 FA, 1.982%, 09/25/32	31,072	0.0
6,463		Fannie Mae REMIC Trust 2003-116 FA, 1.382%, 11/25/33	6,470	0.0
38,295	^	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/33	9,860	0.0
30,626	^	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/33	7,272	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
5,538	^	Fannie Mae REMIC Trust 2003-38 SA, 6.648%, 03/25/23	$24	0.0
24,641	^	Fannie Mae REMIC Trust 2003-52 NS, 6.118%, 06/25/23	2,410	0.0
161,039	^	Fannie Mae REMIC Trust 2004-56 SE, 6.568%, 10/25/33	34,388	0.0
43,256		Fannie Mae REMIC Trust 2005-25 PS, 23.841%, 04/25/35	71,001	0.0
19,423	^	Fannie Mae REMIC Trust 2005-40 SB, 5.768%, 05/25/35	3,078	0.0
101,865		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/25	106,525	0.1
122,747		Fannie Mae REMIC Trust 2005-74 DK, 20.073%, 07/25/35	169,019	0.1
159,523		Fannie Mae REMIC Trust 2005-87 SB, 20.234%, 10/25/35	273,486	0.1
368,925		Fannie Mae REMIC Trust 2006-104 ES, 28.542%, 11/25/36	650,623	0.3
19,836		Fannie Mae REMIC Trust 2006-11 PS, 20.967%, 03/25/36	31,319	0.0
57,553		Fannie Mae REMIC Trust 2006-46 SW, 20.600%, 06/25/36	88,738	0.0
631,711	^	Fannie Mae REMIC Trust 2006-51 SA, 3.500%, 08/25/43	109,202	0.1
327,357	^	Fannie Mae REMIC Trust 2006-51 SA, 5.588%, 06/25/36	57,946	0.0
107,536	^	Fannie Mae REMIC Trust 2006-90 SX, 6.248%, 09/25/36	21,108	0.0
2,429,269	^	Fannie Mae REMIC Trust 2007-116 DI, 4.958%, 01/25/38	417,954	0.2
104,653	^	Fannie Mae REMIC Trust 2007-88 XI, 5.558%, 06/25/37	19,265	0.0
1,670,517	^	Fannie Mae REMIC Trust 2007-89 SB, 5.568%, 09/25/37	305,313	0.1
2,763,599	^	Fannie Mae REMIC Trust 2007-94 SG, 5.468%, 10/25/37	489,261	0.2
248,774		Fannie Mae REMIC Trust 2010-109 SN, 20.086%, 10/25/40	556,514	0.2
186,344		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/40	196,476	0.1
4,956,785	^	Fannie Mae REMIC Trust 2011-55 SK, 5.578%, 06/25/41	938,014	0.4
392,487	^	Fannie Mae REMIC Trust 2011-69 AI, 5.000%, 05/25/18	5,178	0.0
3,911,704	^	Fannie Mae REMIC Trust 2011-86 NS, 4.968%, 09/25/41	595,577	0.3
3,040,512	^	Fannie Mae REMIC Trust 2012-10 US, 5.468%, 02/25/42	456,308	0.2
1,889,523	^	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/42	303,013	0.1
6,289,934	^	Fannie Mae REMIC Trust 2012-133 PS, 5.218%, 03/25/42	915,665	0.4
2,858,810	^	Fannie Mae REMIC Trust 2012-144 SB, 5.118%, 01/25/43	658,017	0.3
3,527,180	^	Fannie Mae REMIC Trust 2012-27 SB, 4.998%, 11/25/41	497,209	0.2
23,601		Fannie Mae REMIC Trust 2013-130 ST, 8.000%, 05/25/43	27,915	0.0
1,958,715	^	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/33	263,876	0.1
11,879,813	^	Freddie Mac 3502 DL, 5.088%, 01/15/39	1,946,704	0.9
62,360		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/22	68,858	0.0
35,163		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/24	38,665	0.0
76,481		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/26	86,403	0.0
12,571	^	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/28	2,929	0.0
67,705	^	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/28	14,757	0.0
32,467		Freddie Mac REMIC Trust 2122 F, 1.362%, 02/15/29	32,557	0.0
107,011	^	Freddie Mac REMIC Trust 2134 SB, 6.788%, 03/15/29	18,532	0.0
117,165	^	Freddie Mac REMIC Trust 2136 SG, 6.738%, 03/15/29	21,291	0.0
156,542	^	Freddie Mac REMIC Trust 2177 SB, 8.038%, 08/15/29	33,704	0.0
16,306		Freddie Mac REMIC Trust 2344 FP, 1.862%, 08/15/31	16,779	0.0
8,568		Freddie Mac REMIC Trust 2412 GF, 1.862%, 02/15/32	8,814	0.0
65,116		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/32	74,150	0.0
47,860		Freddie Mac REMIC Trust 2461 PZ, 6.500%, 06/15/32	55,915	0.0
9,124		Freddie Mac REMIC Trust 2464 FI, 1.912%, 02/15/32	9,353	0.0
9,359		Freddie Mac REMIC Trust 2470 LF, 1.912%, 02/15/32	9,594	0.0
13,045		Freddie Mac REMIC Trust 2471 FD, 1.912%, 03/15/32	13,375	0.0
10,605		Freddie Mac REMIC Trust 2504 FP, 1.412%, 03/15/32	10,661	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
41,437		Freddie Mac REMIC Trust 2551 LF, 1.412%, 01/15/33	$41,627	0.0
127,113		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/23	135,598	0.1
528,345		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/34	577,478	0.3
449,200		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/34	489,987	0.2
81,464		Freddie Mac REMIC Trust 3001 HT, 8.000%, 05/15/35	92,412	0.0
97,008	^	Freddie Mac REMIC Trust 3004 SB, 5.238%, 07/15/35	12,728	0.0
19,988		Freddie Mac REMIC Trust 3025 SJ, 21.405%, 08/15/35	30,883	0.0
201		Freddie Mac REMIC Trust 3094 HS, 21.039%, 06/15/34	202	0.0
1,377,455	^	Freddie Mac REMIC Trust 3223 S, 5.038%, 10/15/36	183,227	0.1
3,448,433	^	Freddie Mac REMIC Trust 3505 SA, 5.088%, 01/15/39	568,216	0.3
4,005,831	^	Freddie Mac REMIC Trust 3702 S, 3.538%, 05/15/36	352,552	0.2
3,798,200	^	Freddie Mac REMIC Trust 3710 SL, 5.088%, 05/15/36	255,174	0.1
483,186	^	Freddie Mac REMIC Trust 3803 SG, 5.688%, 08/15/28	20,739	0.0
3,944,301	^	Freddie Mac REMIC Trust 3925 SD, 5.138%, 07/15/40	521,692	0.2
1,934,989	^	Freddie Mac REMIC Trust 4136 SW, 5.338%, 11/15/32	338,448	0.2
826,455	^	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/43	152,430	0.1
12,725,415	^	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/43	2,293,652	1.0
1,501,765	^	Freddie Mac Series 4120 IK, 3.000%, 10/15/32	197,457	0.1
530,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3, 5.482%, 02/25/24	596,826	0.3
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.982%, 08/25/24	427,713	0.2
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 5.532%, 10/25/24	1,186,831	0.5
340,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.732%, 10/25/24	375,521	0.2
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.682%, 04/25/28	110,357	0.1
142,538		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 3.182%, 03/25/25	144,566	0.1
559,812		Ginnie Mae Series 2007-8 SP, 18.876%, 03/20/37	817,042	0.4
4,347,340	^	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/38	246,363	0.1
3,163,104	^	Ginnie Mae Series 2010-68 MS, 4.872%, 06/20/40	488,636	0.2
2,171,025	^	Ginnie Mae Series 2012-97 SC, 5.772%, 07/16/41	390,672	0.2
311,752		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 1.192%, 04/25/36	266,204	0.1
95,179		GSR Mortgage Loan Trust 2005-AR6 1A4, 3.150%, 09/25/35	98,703	0.0
788,782		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 1.192%, 04/25/46	656,630	0.3
713,922		JP Morgan Mortgage Trust 2005-A4 B1, 3.115%, 07/25/35	611,661	0.3
138,286		JP Morgan Mortgage Trust 2007-A1 7A1, 3.286%, 07/25/35	137,252	0.1
181,960		Lehman XS Trust Series 2005-5N 1A2, 1.342%, 11/25/35	140,936	0.1
146,812		MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 3.333%, 04/25/36	136,262	0.1
2,931,841		RALI Series 2006-QO1 Trust, 2.323%, 02/25/46	272,149	0.1
808		RALI Series Trust 2005-QA4 A32, 3.677%, 04/25/35	22	0.0
835,417		TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/37	560,731	0.3
9,956,347	^	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.371%, 08/25/45	368,597	0.2
66,321		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.877%, 10/25/36	62,248	0.0
1,069,513		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 2.705%, 12/25/36	991,181	0.4
260,627		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.858%, 08/25/46	237,744	0.1
492,510		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.770%, 12/25/36	467,231	0.2
141,568		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.456%, 04/25/37	124,383	0.1
176,048		Wells Fargo Alternative Loan 2007-PA2 2A1, 1.412%, 06/25/37	130,218	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
	78,116		Wells Fargo Mortgage Backed Securities 2005-AR16 Trust 2A1, 3.182%, 02/25/34	$79,610	0.0
	220,554		Wells Fargo Mortgage Backed Securities 2006-8 A15 Trust, 6.000%, 07/25/36	222,712	0.1
	294,661		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A1, 3.045%, 10/25/36	282,324	0.1
	63,555		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A2, 3.045%, 10/25/36	60,894	0.0
	351,218		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A1, 3.101%, 05/25/36	335,801	0.2
	331,202		Wells Fargo Mortgage Backed Securities 2006-AR8 Trust 3A2, 3.175%, 04/25/36	324,178	0.1

		Total Collateralized Mortgage Obligations (Cost $31,976,281)		33,749,149	14.8

STRUCTURED PRODUCTS: 0.0%
			Russia: 0.0%
RUB	5,573,811		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 08/22/34	43,725	0.0

		Total Structured Products (Cost $198,854)		43,725	0.0

FOREIGN GOVERNMENT BONDS: 12.3%
			Austria: 1.6%
EUR	3,000,000	#	Republic of Austria Government Bond, 1.650%, 10/21/24	3,551,194	1.6

			Belgium: 4.4%
EUR	9,200,000	#	Kingdom of Belgium Government Bond, 0.800%, 06/22/25	10,048,255	4.4

			Brazil: 0.3%
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	757,046	0.3

			Germany: 1.2%
EUR	10,000		Bundesobligation, -0.480%, 10/08/21	10,901	0.0
EUR	250,000		Bundesrepublik Deutschland, 0.250%, 08/15/26	260,434	0.1
EUR	10,000		Bundesrepublik Deutschland, 2.000%, 08/15/23	12,196	0.0
EUR	2,180,000		Bundesschatzanweisungen, -0.770%, 12/14/18	2,356,322	1.1
				2,639,853	1.2

			Italy: 2.7%
EUR	4,900,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 03/01/26	6,236,546	2.7

			Russia: 0.4%
RUB	51,720,000		Russian Federal Bond - OFZ, 7.500%, 08/18/21	908,844	0.4

			Spain: 1.7%
EUR	3,500,000	#	Spain Government Bond, 1.950%, 04/30/26	3,878,874	1.7

		Total Foreign Government Bonds (Cost $28,975,003)		28,020,612	12.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.3%
			Federal Home Loan Mortgage Corporation: 0.7%##
	253,869		4.000%, due 09/01/45	266,612	0.1
	392,569		4.000%, due 09/01/45	412,274	0.2
	220,340		4.000%, due 09/01/45	231,400	0.1
	136,940		4.000%, due 09/01/45	143,813	0.1
	291,959		4.000%, due 05/01/46	306,613	0.2
	3,049		5.000%, due 01/01/20	3,171	0.0
	12,474		5.000%, due 02/01/20	12,874	0.0
	14,543		5.000%, due 12/01/34	15,989	0.0
	49,077		6.000%, due 02/01/34	55,992	0.0
	170		6.500%, due 04/01/18	171	0.0
	9,543		6.500%, due 02/01/22	10,439	0.0
	10,957		6.500%, due 09/01/22	11,898	0.0
	3,747		6.500%, due 08/01/32	4,212	0.0
	7,178		6.500%, due 07/01/34	7,992	0.0
	6,643		6.500%, due 07/01/34	7,394	0.0
				1,490,844	0.7

			Federal National Mortgage Association: 0.6%##
	81,052		2.500%, due 06/01/30	81,520	0.0
	118,738		2.500%, due 06/01/30	119,424	0.1
	48,728		2.500%, due 07/01/30	49,009	0.0
	219,205		3.317%, due 10/01/36	233,510	0.1
	239,611		4.000%, due 05/01/45	251,534	0.1
	93,154		5.000%, due 06/01/41	101,960	0.1
	8,814		5.500%, due 09/01/19	9,071	0.0
	7,722		5.500%, due 09/01/19	7,928	0.0
	31,196		5.500%, due 09/01/24	34,627	0.0
	4,235		6.000%, due 05/01/21	4,425	0.0
	117,982		6.000%, due 11/01/34	134,192	0.1
	184,714		6.000%, due 04/01/35	210,081	0.1
	84,242		6.500%, due 12/01/29	96,080	0.0
	35,056		6.500%, due 01/01/34	40,383	0.0
	922		7.000%, due 04/01/33	1,041	0.0
	24,986		7.500%, due 09/01/32	30,300	0.0
	61,730		7.500%, due 01/01/33	73,502	0.0
				1,478,587	0.6

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: 0.0%
50,451		5.000%, due 04/15/34	$55,767	0.0
21,073		6.500%, due 02/20/35	24,599	0.0
			80,366	0.0

	Total U.S. Government Agency Obligations
	(Cost $2,987,641)		3,049,797	1.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.6%
		United States: 8.6%
410,000	#	BAMLL Re-REMIC Trust 2015-FRR11 AK25, 2.787%, 09/27/45	360,375	0.2
450,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.761%, 06/10/49	451,139	0.2
390,000		Banc of America Commercial Mortgage Trust 2007-3 C, 5.761%, 06/10/49	388,987	0.2
8,904,647	^	Banc of America Commercial Mortgage Trust 2017-BNK3 XA, 1.152%, 02/15/50	736,715	0.3
2,078,634	^	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.531%, 02/15/50	230,362	0.1
8,020,000	#,^	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/33	352,031	0.2
440,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E, 5.406%, 11/11/41	452,310	0.2
46,623		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20 C, 5.118%, 10/12/42	46,562	0.0
140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.716%, 04/12/38	131,298	0.1
435,875	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	442,873	0.2
1,882,376	^	CD 2016-CD1 Mortgage Trust, 1.444%, 08/10/49	186,881	0.1
9,023,725	^	CFCRE Commercial Mortgage Trust 2016-C7, 0.799%, 12/10/54	533,442	0.2
680,000	#	COMM 2004-LB2A H, 6.269%, 03/10/39	714,691	0.3
10,400,675	#,^	COMM 2012 - LTRT XA, 1.162%, 10/05/30	440,248	0.2
3,526,015	^	COMM 2012-CR1 XA, 1.910%, 05/15/45	274,105	0.1
6,476,091	^	COMM 2013-LC6 XA, 1.673%, 01/10/46	342,806	0.2
3,972,156	^	COMM 2014-UBS3 XA, 1.323%, 06/10/47	241,279	0.1
570,000		COMM 2016-COR1 C Mortgage Trust, 4.396%, 10/10/49	564,067	0.2
4,482,551	^	Commercial Mortgage Pass Through Certificates 2016-CR28 XA, 0.325%, 02/10/49	185,139	0.1
267,057	#	Commercial Mortgage Trust 2004-GG1 F, 6.311%, 06/10/36	265,933	0.1
102,330	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1A K, 5.415%, 02/25/21	102,260	0.0
10,212	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	10,187	0.0
290,000	#	DBJPM 16-C3 Mortgage Trust, 3.495%, 09/10/49	226,437	0.1
2,188,055	#,^	DBUBS 2011-LC1A XA, 0.746%, 11/10/46	45,066	0.0
210,000	#	DBUBS 2011-LC2A D, 5.727%, 07/10/44	221,053	0.1
565,385	#	EQTY 2014-INNS Mortgage Trust, 4.297%, 05/08/31	562,994	0.2
3,560,000	^	Freddie Mac Multifamily Structured Pass Through Certificates K010 X3, 4.632%, 11/25/44	535,780	0.2
9,076,697	^	Freddie Mac Multifamily Structured Pass Through Certificates K704 X1, 1.964%, 08/25/18	176,034	0.1
4,423,190	^	Freddie Mac Multifamily Structured Pass Through Certificates K711 X3, 1.619%, 08/25/40	149,527	0.1
41,913,627	#,^	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	156,195	0.1
9,430	#	GE Capital Commercial Mortgage Series 2005-C2 H, 5.463%, 05/10/43	9,393	0.0
100,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	87,432	0.0
2,695,429	^	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.319%, 05/10/45	199,613	0.1
13,617,334	^	JPMBB Commercial Mortgage Securities Trust 2014-C24 XA, 1.069%, 11/15/47	671,848	0.3
250,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	239,650	0.1
225,721		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 B, 5.520%, 05/15/45	225,533	0.1
2,940,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.352%, 12/15/47	51,823	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
152,789	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.575%, 10/15/37	$152,424	0.1
270,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.379%, 06/12/41	259,755	0.1
300,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 F, 5.010%, 07/15/42	302,625	0.1
7,151,349	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.657%, 06/15/45	400,740	0.2
360,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	359,948	0.2
360,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	343,915	0.2
50,000		LB-UBS Commercial Mortgage Trust 2006-C4 C, 5.864%, 06/15/38	50,017	0.0
780,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.864%, 06/15/38	780,086	0.3
390,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1 E, 6.750%, 11/15/26	394,137	0.2
361,980	#	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/47	249,465	0.1
430,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 D, 4.162%, 03/15/48	352,544	0.2
310,000		Morgan Stanley Capital I Trust 2006-IQ11, 6.303%, 10/15/42	302,428	0.1
865,000	#	Morgan Stanley Capital I Trust 2011-C1 C, 5.433%, 09/15/47	938,971	0.4
570,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.433%, 09/15/47	608,269	0.3
460,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.433%, 09/15/47	487,340	0.2
290,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	280,420	0.1
6,367,342	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.014%, 08/10/49	466,298	0.2
5,862,988	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.007%, 10/15/45	403,021	0.2
7,210,034	^	Wells Fargo Commercial Mortgage Trust 2016-C37, 1.046%, 12/15/49	453,499	0.2
3,840,138	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.983%, 08/15/45	275,945	0.1
1,433,277	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.376%, 03/15/48	77,253	0.0
10,592,115	^	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.223%, 03/15/47	586,185	0.3

	Total Commercial Mortgage-Backed Securities (Cost $19,537,800)		19,537,353	8.6

U.S. TREASURY OBLIGATIONS: 3.8%
		U.S. Treasury Bonds: 1.6%
3,706,000		2.875%, due 11/15/46	3,595,328	1.6

		U.S. Treasury Notes: 2.2%
209,000		0.625%, due 06/30/18	207,694	0.1
1,342,000		1.250%, due 03/31/19	1,341,711	0.6
30,000		1.250%, due 10/31/21	29,162	0.0
869,000	L	1.625%, due 03/15/20	872,106	0.4
220,000		1.625%, due 10/31/23	212,601	0.1
1,903,000		1.875%, due 02/28/22	1,898,948	0.8
10,000		2.125%, due 02/29/24	9,945	0.0
496,000		2.250%, due 02/15/27	489,674	0.2
			5,061,841	2.2

	Total U.S. Treasury Obligations (Cost $8,629,159)		8,657,169	3.8

ASSET-BACKED SECURITIES: 3.7%
		Cayman Islands: 3.3%
350,000	#	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.023%, 10/15/27	352,641	0.2
240,000	#	Apidos CLO XI 2012-11A BR, 2.973%, 01/17/28	240,906	0.1
210,000	#	Apidos CLO XVII 2014-17A A2R, 2.873%, 04/17/26	210,013	0.1
370,000	#	Apidos CLO XVII 2014-17A BR, 3.523%, 04/17/26	369,997	0.2
640,000	#	Ares XXVII CLO Ltd. 2013-2A B, 2.839%, 07/28/25	639,995	0.3
250,000	#	Avery Point IV CLO Ltd., 3.510%, 04/25/26	250,000	0.1
250,000	#	Babson CLO Ltd. 2014-IA BR, 3.230%, 07/20/25	250,005	0.1
510,000	#	BlueMountain CLO 2012-2A BR, 2.952%, 11/20/28	511,628	0.2
330,000	#	BlueMountain CLO 2014-4A B1R, 2.904%, 11/30/26	330,428	0.1
300,000	#	BlueMountain CLO 2014-4A CR, 3.604%, 11/30/26	300,229	0.1
640,000	#	Bristol Park CLO Ltd. 2016-1A B, 2.784%, 04/15/29	643,532	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Cayman Islands: (continued)
250,000	#	Carlyle Global Market Strategies CLO 2014-3A BR Ltd., 3.187%, 07/27/26	$250,468	0.1
210,000	#	Carlyle Global Market Strategies CLO Ltd. 2012-4A AR, 2.480%, 01/20/29	210,931	0.1
290,000	#	Carlyle Global Market Strategies CLO Ltd. 2012-4A BR, 2.930%, 01/20/29	291,023	0.1
520,000	#	Dryden 33 Senior Loan Fund 2014-33A BR, 2.873%, 10/15/28	521,816	0.2
1,300,000	#	Madison Park Funding Ltd. 2007-6A C, 2.032%, 07/26/21	1,291,979	0.6
250,000	#	Octagon Investment Partners XIX Ltd. 2014-1A CR, 3.069%, 04/15/26	251,250	0.1
420,000	#	Shackleton CLO Ltd. 2016-9A A, 2.364%, 10/20/28	421,233	0.2
250,000	#	Thacher Park CLO Ltd. 2014-1A CR, 3.857%, 10/20/26	249,976	0.1
			7,588,050	3.3

		United States: 0.4%
378,657		Citigroup Mortgage Loan Trust 2006-WF1 A2E, 5.134%, 03/25/36	272,263	0.1
640,000	#	OHA Loan Funding Ltd. 2016-1A B1, 2.686%, 01/20/28	641,720	0.3
			913,983	0.4

	Total Asset-Backed Securities (Cost $8,472,070)		8,502,033	3.7

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
43,083	@,L	American Media, Inc.	–	–
4,988	@,L	Resolute Forest Products, Inc.	27,184	0.0

	Total Common Stock (Cost $1,298,013)		27,184	0.0

MUTUAL FUNDS: 22.2%
		United States: 22.2%
1,028,284		Voya Emerging Markets Corporate Debt Fund - Class P	10,190,293	4.5
1,562,299		Voya Emerging Markets Hard Currency Debt Fund - Class P	15,076,189	6.6
3,012,263		Voya Emerging Markets Local Currency Debt Fund - Class P	22,561,852	9.9
340,980		Voya High Yield Bond Fund - Class P	2,765,351	1.2

	Total Mutual Funds (Cost $57,582,826)		50,593,685	22.2

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 6.2%
		OTC Interest Rate Swaptions: 6.2%
38,000,000	@	Call on 20-year Interest Rate Swap, Receive a fixed rate equal to 2.640% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 01/11/27 Counterparty: Bank of America N.A.	3,418,363	1.5
51,300,000	@	Call on 30-year Interest Rate Swap, Receive a fixed rate equal to 2.645% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 10/12/17 Counterparty: Bank of America N.A.	1,251,757	0.6
47,400,000	@	Put on 10-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.564%, Exp. 05/08/17 Counterparty: Morgan Stanley Capital Services LLC	114,215	0.1
47,400,000	@	Put on 10-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.703%, Exp. 05/02/17 Counterparty: JPMorgan Chase Bank N.A.	21,934	0.0
47,400,000	@	Put on 10-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.763%, Exp. 06/02/17 Counterparty: Citibank N.A.	73,888	0.0
38,000,000	@	Put on 20-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.640%, Exp. 01/11/27 Counterparty: Bank of America N.A.	4,398,834	1.9

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		OTC Interest Rate Swaptions: (continued)
20,900,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.635%, Exp. 04/20/17 Counterparty: Goldman Sachs International	$299,544	0.1
45,500,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.070%, Exp. 03/13/18 Counterparty: Goldman Sachs International	820,837	0.4
51,300,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.475%, Exp. 10/12/17 Counterparty: Bank of America N.A.	3,589,898	1.6
			13,989,270	6.2

	Total Purchased Options (Cost $17,261,565)		13,989,270	6.2

	Total Long-Term Investments (Cost $228,261,245)		218,337,219	95.8

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
			Corporate Bonds/Notes: 0.4%
	537,000		Actavis Funding SCS, 2.350%, 03/12/18	539,445	0.3
	265,000	#	Barclays Bank PLC, 6.050%, 12/04/17	272,015	0.1
				811,460	0.4

			Commercial Paper: 0.9%
	2,000,000		CVS, 1.200%, 04/03/17
			(Cost $1,999,883)	1,999,816	0.9

			U.S. Government Agency Obligations: 0.0%
	519		Fannie Mae, 6.000%, 06/01/17	519	0.0
	7		Fannie Mae, 7.000%, 11/01/17	7	0.0
	2,809		Freddie Mac, 5.500%, 01/01/18	2,842	0.0
				3,368	0.0

			Securities Lending Collateralcc: 0.9%
	152,932		Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $152,942, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $155,991, due 04/01/17-02/20/67)	152,932	0.1
	1,000,000		Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $1,000,069, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $1,020,000, due 02/15/43-02/15/44)	1,000,000	0.4
	1,000,000		NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $1,000,074, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $1,020,000, due 08/15/21-09/09/49)	1,000,000	0.4
				2,152,932	0.9

			Collateralized Mortgage Obligations: 0.0%
	175		Freddie Mac, 6.000%, 05/15/17
			(Cost $175)	177	0.0

			Foreign Government Bonds: 0.4%
EUR	10,000	Z	Bundesschatzanweisungen, -0.740%, 12/15/17	10,722	0.0
EUR	830,000	Z	Bundesschatzanweisungen, -0.744%, 06/16/17	886,744	0.4
				897,466	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.7%
8,534,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $8,534,000)	8,534,000	3.7

	Total Short-Term Investments (Cost $14,426,812)	14,399,219	6.3

	Total Investments in Securities (Cost $242,688,057)	$232,736,438	102.1
	Liabilities in Excess of Other Assets	(4,850,492)	(2.1)
	Net Assets	$227,885,946	100.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.
±	Defaulted security
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real
EUR	EU Euro
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Cost for federal income tax purposes is $242,444,824.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,732,094
Gross Unrealized Depreciation	(15,440,480)

Net Unrealized Depreciation	$(9,708,386)

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	22.2%
Collateralized Mortgage Obligations	14.8
Foreign Government Bonds	12.3
Financial	9.0
Commercial Mortgage-Backed Securities	8.6
Purchased Options	6.2
Communications	4.4
U.S. Treasury Obligations	3.8
Other Asset-Backed Securities	3.7
Consumer, Non-cyclical	3.1
Energy	2.4
Utilities	1.5
U.S. Government Agency Obligations	1.3
Consumer, Cyclical	0.9
Technology	0.7
Industrial	0.6
Basic Materials	0.2
Mortgage Securities	0.1
Structured Products	0.0
Consumer Discretionary	0.0
Materials	0.0
Short-Term Investments	6.3
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
United States	$27,184	$–	$–	$27,184
Total Common Stock	27,184	–	–	27,184
Mutual Funds	50,593,685	–	–	50,593,685
Purchased Options	–	13,989,270	–	13,989,270
Corporate Bonds/Notes	–	52,160,520	6,722	52,167,242
Collateralized Mortgage Obligations	–	33,749,149	–	33,749,149
Structured Products	–	–	43,725	43,725
Short-Term Investments	8,534,000	5,865,219	–	14,399,219
Asset-Backed Securities	–	8,502,033	–	8,502,033
Foreign Government Bonds	–	28,020,612	–	28,020,612
Commercial Mortgage-Backed Securities	–	19,537,353	–	19,537,353
U.S. Government Agency Obligations	–	3,049,797	–	3,049,797
U.S. Treasury Obligations	–	8,657,169	–	8,657,169
Total Investments, at fair value	$59,154,869	$173,531,122	$50,447	$232,736,438
Other Financial Instruments+
Centrally Cleared Swaps	–	10,493,971	–	10,493,971
Forward Foreign Currency Contracts	–	4,565,149	–	4,565,149
Futures	141,873	–	–	141,873
Total Assets	$59,296,742	$188,590,242	$50,447	$247,937,431
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(6,833,535)	$–	$(6,833,535)
Forward Foreign Currency Contracts	–	(2,461,655)	–	(2,461,655)
Futures	(94,576)	–	–	(94,576)
Written Options	–	(14,617,674)	–	(14,617,674)
Total Liabilities	$(94,576)	$(23,912,864)	$–	$(24,007,440)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$9,840,467	$115,498	$-	$234,328	$10,190,293	$115,497	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	14,492,650	141,939	-	441,600	15,076,189	141,939	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	21,177,722	-	-	1,384,130	22,561,852	-	-	-
Voya High Yield Bond Fund - Class P	2,701,759	40,144	-	23,448	2,765,351	40,144	-	-
	$48,212,598	$297,581	$-	$2,083,506	$50,593,685	$297,580	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York Mellon	EU Euro	16,006,202	Buy	04/07/17	$17,173,022	$17,077,766	$(95,256)
Barclays Bank PLC	Norwegian Krone	9,056,173	Buy	04/07/17	1,058,000	1,054,769	(3,231)
Barclays Bank PLC	British Pound	601,011	Buy	04/07/17	748,000	753,058	5,058
Barclays Bank PLC	Canadian Dollar	2,322,604	Buy	04/07/17	1,736,000	1,746,592	10,592
Barclays Bank PLC	Australian Dollar	1,117,982	Buy	04/07/17	852,000	854,094	2,094
Barclays Bank PLC	Swedish Krona	16,399,026	Buy	04/07/17	1,859,000	1,830,371	(28,629)
Barclays Bank PLC	Norwegian Krone	13,464,976	Buy	04/07/17	1,591,000	1,568,260	(22,740)
Barclays Bank PLC	South African Rand	16,585,541	Buy	04/07/17	1,315,044	1,235,589	(79,455)
Barclays Bank PLC	Canadian Dollar	619,935	Buy	04/07/17	465,000	466,189	1,189
Barclays Bank PLC	Swiss Franc	585,821	Buy	04/07/17	580,000	584,957	4,957
Barclays Bank PLC	Japanese Yen	75,178,584	Buy	04/07/17	661,000	675,359	14,359
Barclays Bank PLC	New Zealand Dollar	1,390,356	Buy	04/07/17	1,004,000	974,568	(29,432)
Barclays Bank PLC	Norwegian Krone	23,873,163	Buy	04/07/17	2,864,000	2,780,498	(83,502)
Barclays Bank PLC	New Zealand Dollar	546,959	Buy	04/07/17	393,000	383,390	(9,610)
Barclays Bank PLC	Australian Dollar	1,755,764	Buy	04/07/17	1,352,000	1,341,334	(10,666)
Barclays Bank PLC	Swiss Franc	784,161	Buy	04/07/17	782,000	783,004	1,004
Barclays Bank PLC	Norwegian Krone	6,808,874	Buy	04/07/17	812,000	793,027	(18,973)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Norwegian Krone	5,251,142	Buy	04/07/17	$630,000	$611,598	$(18,402)
Barclays Bank PLC	New Zealand Dollar	1,093,706	Buy	04/07/17	794,000	766,632	(27,368)
Barclays Bank PLC	Norwegian Krone	5,620,308	Buy	04/07/17	676,000	654,595	(21,405)
Barclays Bank PLC	Canadian Dollar	522,354	Buy	04/07/17	397,000	392,808	(4,192)
Barclays Bank PLC	Norwegian Krone	6,575,738	Buy	04/07/17	792,000	765,874	(26,126)
Barclays Bank PLC	Swedish Krona	9,770,302	Buy	04/07/17	1,111,000	1,090,509	(20,491)
Barclays Bank PLC	Swedish Krona	7,750,108	Buy	04/07/17	888,000	865,025	(22,975)
Barclays Bank PLC	Australian Dollar	2,514,893	Buy	04/07/17	1,895,000	1,921,277	26,277
Barclays Bank PLC	Japanese Yen	42,551,131	Buy	04/07/17	373,000	382,254	9,254
Barclays Bank PLC	Australian Dollar	1,100,692	Buy	04/07/17	832,000	840,885	8,885
Barclays Bank PLC	Australian Dollar	1,564,024	Buy	04/07/17	1,184,000	1,194,852	10,852
Barclays Bank PLC	British Pound	258,408	Buy	04/07/17	324,000	323,782	(218)
Barclays Bank PLC	Japanese Yen	358,361,709	Buy	04/07/17	3,188,000	3,219,307	31,307
Barclays Bank PLC	British Pound	378,471	Buy	04/07/17	468,000	474,219	6,219
Barclays Bank PLC	EU Euro	2,012,703	Buy	04/07/17	2,150,000	2,147,447	(2,553)
Barclays Bank PLC	New Zealand Dollar	2,175,251	Buy	04/07/17	1,531,000	1,524,740	(6,260)
Barclays Bank PLC	Malaysian Ringgit	6,695,453	Buy	06/16/17	1,502,908	1,502,775	(133)
Barclays Bank PLC	Norwegian Krone	14,999,540	Buy	04/07/17	1,745,000	1,746,990	1,990
Barclays Bank PLC	Canadian Dollar	7,039,665	Buy	04/07/17	5,334,265	5,293,809	(40,456)
Barclays Bank PLC	British Pound	6,834,958	Buy	04/07/17	8,322,822	8,564,101	241,279
Barclays Bank PLC	Swedish Krona	12,925,614	Buy	04/07/17	1,432,456	1,442,687	10,231
BNP Paribas	EU Euro	421,003	Buy	04/07/17	444,000	449,188	5,188
BNP Paribas	EU Euro	6,444,053	Buy	04/07/17	6,819,000	6,875,462	56,462
BNP Paribas	Australian Dollar	1,076,576	Buy	04/07/17	827,000	822,461	(4,539)
BNP Paribas	Japanese Yen	60,179,397	Buy	04/07/17	534,000	540,616	6,616
BNP Paribas	EU Euro	706,357	Buy	04/07/17	757,000	753,645	(3,355)
BNP Paribas	Israeli New Shekel	1,035,992	Buy	04/07/17	273,693	286,014	12,321
BNP Paribas	Swiss Franc	424,858	Buy	04/07/17	421,000	424,232	3,232
BNP Paribas	Australian Dollar	16,559,937	Buy	04/07/17	12,129,243	12,651,130	521,887
BNP Paribas	EU Euro	5,926,882	Buy	06/21/17	6,302,000	6,346,816	44,816
BNP Paribas	South Korean Won	596,663,700	Buy	06/16/17	515,619	534,335	18,716
Citibank N.A.	Canadian Dollar	1,745,549	Buy	04/07/17	1,309,000	1,312,648	3,648
Citibank N.A.	Australian Dollar	2,039,931	Buy	04/07/17	1,565,000	1,558,426	(6,574)
Citibank N.A.	Canadian Dollar	1,852,577	Buy	04/07/17	1,390,000	1,393,133	3,133
Citibank N.A.	Australian Dollar	2,493,589	Buy	04/07/17	1,903,000	1,905,003	2,003
Citibank N.A.	Canadian Dollar	1,438,941	Buy	04/07/17	1,076,000	1,082,080	6,080
Citibank N.A.	Norwegian Krone	3,290,077	Buy	04/07/17	388,000	383,194	(4,806)
Citibank N.A.	British Pound	1,003,048	Buy	04/07/17	1,253,000	1,256,805	3,805
Citibank N.A.	Canadian Dollar	1,124,422	Buy	04/07/17	844,000	845,563	1,563
Citibank N.A.	Canadian Dollar	1,221,544	Buy	04/07/17	915,000	918,598	3,598
Citibank N.A.	Polish Zloty	5,936,133	Buy	04/07/17	1,502,907	1,496,820	(6,087)
Citibank N.A.	Canadian Dollar	833,627	Buy	04/07/17	624,000	626,885	2,885
Citibank N.A.	Swiss Franc	599,606	Buy	04/07/17	601,000	598,722	(2,278)
Citibank N.A.	Norwegian Krone	21,146,884	Buy	04/07/17	2,495,000	2,462,969	(32,031)
Citibank N.A.	Norwegian Krone	9,917,868	Buy	04/07/17	1,166,000	1,155,130	(10,870)
Citibank N.A.	New Zealand Dollar	120,785	Buy	04/07/17	85,000	84,664	(336)
Citibank N.A.	EU Euro	674,268	Buy	04/07/17	721,000	719,408	(1,592)
Citibank N.A.	Canadian Dollar	787,564	Buy	04/07/17	588,000	592,246	4,246
Citibank N.A.	Canadian Dollar	546,706	Buy	04/07/17	411,000	411,122	122
Citibank N.A.	Australian Dollar	2,413,289	Buy	04/07/17	1,851,000	1,843,656	(7,344)
Citibank N.A.	Australian Dollar	2,149,929	Buy	04/07/17	1,649,000	1,642,460	(6,540)
Citibank N.A.	British Pound	656,079	Buy	04/07/17	819,000	822,057	3,057
Citibank N.A.	EU Euro	389,744	Buy	04/07/17	414,000	415,836	1,836
Citibank N.A.	EU Euro	91,014	Buy	04/07/17	97,000	97,107	107
Citibank N.A.	New Zealand Dollar	2,244,435	Buy	04/07/17	1,636,000	1,573,233	(62,767)
Citibank N.A.	Swedish Krona	9,668,069	Buy	04/07/17	1,104,000	1,079,098	(24,902)
Citibank N.A.	Swedish Krona	5,842,088	Buy	04/07/17	670,000	652,062	(17,938)
Citibank N.A.	Swedish Krona	5,440,314	Buy	04/07/17	624,000	607,219	(16,781)
Citibank N.A.	Canadian Dollar	1,308,186	Buy	04/07/17	1,000,000	983,752	(16,248)
Citibank N.A.	Australian Dollar	881,377	Buy	04/07/17	665,000	673,337	8,337
Citibank N.A.	Swiss Franc	1,165,083	Buy	04/07/17	1,160,000	1,163,365	3,365
Citibank N.A.	New Zealand Dollar	3,172,489	Buy	04/07/17	2,253,000	2,223,752	(29,248)
Citibank N.A.	New Zealand Dollar	3,122,118	Buy	06/21/17	2,275,000	2,184,173	(90,827)
Citibank N.A.	Canadian Dollar	5,971,794	Buy	06/21/17	4,528,000	4,495,519	(32,481)
Citibank N.A.	Japanese Yen	507,048,000	Buy	09/20/17	4,525,206	4,588,714	63,508
Citibank N.A.	Japanese Yen	1,068,746,000	Buy	09/20/17	9,538,142	9,672,002	133,860
Citibank N.A.	Japanese Yen	260,977,955	Buy	09/20/17	2,329,127	2,361,814	32,687

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Swiss Franc	334,588	Buy	04/07/17	$338,000	$334,094	$(3,906)
Deutsche Bank AG	New Zealand Dollar	2,270,107	Buy	04/07/17	1,587,000	1,591,228	4,228
Deutsche Bank AG	Australian Dollar	2,967,514	Buy	04/07/17	2,270,000	2,267,062	(2,938)
Deutsche Bank AG	Australian Dollar	763,880	Buy	04/07/17	589,000	583,573	(5,427)
Deutsche Bank AG	Australian Dollar	624,530	Buy	04/07/17	478,000	477,116	(884)
Deutsche Bank AG	Mexican Peso	25,159,239	Buy	05/19/17	1,315,044	1,334,307	19,263
Deutsche Bank AG	New Zealand Dollar	1,678,750	Buy	04/07/17	1,227,000	1,176,718	(50,282)
Deutsche Bank AG	Australian Dollar	1,724,264	Buy	04/07/17	1,300,000	1,317,269	17,269
Deutsche Bank AG	New Zealand Dollar	1,213,710	Buy	04/07/17	873,000	850,749	(22,251)
Deutsche Bank AG	Norwegian Krone	23,384,493	Buy	04/07/17	2,737,000	2,723,583	(13,417)
Deutsche Bank AG	Swiss Franc	668,204	Buy	04/07/17	662,000	667,219	5,219
Deutsche Bank AG	New Zealand Dollar	2,234,381	Buy	04/07/17	1,564,000	1,566,187	2,187
Goldman Sachs International	British Pound	618,953	Buy	04/07/17	771,000	775,539	4,539
Goldman Sachs International	Canadian Dollar	737,541	Buy	04/07/17	547,000	554,629	7,629
Goldman Sachs International	Japanese Yen	57,249,297	Buy	04/07/17	503,000	514,293	11,293
Goldman Sachs International	Norwegian Krone	8,168,100	Buy	04/07/17	967,000	951,335	(15,665)
Goldman Sachs International	Canadian Dollar	485,897	Buy	04/07/17	370,000	365,393	(4,607)
Goldman Sachs International	Australian Dollar	2,098,074	Buy	04/07/17	1,582,000	1,602,844	20,844
Goldman Sachs International	EU Euro	26,405,041	Buy	04/07/17	27,990,762	28,172,775	182,013
Goldman Sachs International	Japanese Yen	3,728,773,950	Buy	04/07/17	32,128,760	33,497,068	1,368,308
HSBC Bank USA N.A.	EU Euro	1,159,823	Buy	04/07/17	1,232,000	1,237,469	5,469
HSBC Bank USA N.A.	Japanese Yen	82,594,480	Buy	04/07/17	725,000	741,979	16,979
HSBC Bank USA N.A.	Norwegian Krone	16,415,757	Buy	04/07/17	1,925,000	1,911,937	(13,063)
JPMorgan Chase Bank N.A.	Australian Dollar	856,199	Buy	04/07/17	653,000	654,102	1,102
JPMorgan Chase Bank N.A.	Swiss Franc	1,260,703	Buy	04/07/17	1,271,000	1,258,844	(12,156)
JPMorgan Chase Bank N.A.	British Pound	1,125,396	Buy	04/07/17	1,410,000	1,410,104	104
JPMorgan Chase Bank N.A.	Swiss Franc	899,399	Buy	04/07/17	908,000	898,073	(9,927)
JPMorgan Chase Bank N.A.	Swiss Franc	629,436	Buy	04/07/17	634,000	628,508	(5,492)
JPMorgan Chase Bank N.A.	Russian Ruble	1,934,328	Buy	04/07/17	33,276	34,347	1,071
JPMorgan Chase Bank N.A.	South African Rand	54,000	Buy	04/07/17	4,218	4,023	(195)
JPMorgan Chase Bank N.A.	Canadian Dollar	516,352	Buy	04/07/17	387,000	388,295	1,295
JPMorgan Chase Bank N.A.	Swiss Franc	619,238	Buy	04/07/17	620,000	618,325	(1,675)
JPMorgan Chase Bank N.A.	Swiss Franc	1,160,922	Buy	04/07/17	1,151,000	1,159,210	8,210
JPMorgan Chase Bank N.A.	EU Euro	1,523,763	Buy	04/07/17	1,615,000	1,625,774	10,774
JPMorgan Chase Bank N.A.	New Zealand Dollar	1,183,056	Buy	04/07/17	822,000	829,261	7,261
JPMorgan Chase Bank N.A.	British Pound	639,785	Buy	04/07/17	787,000	801,641	14,641
JPMorgan Chase Bank N.A.	Japanese Yen	90,568,578	Buy	04/07/17	796,000	813,614	17,614
JPMorgan Chase Bank N.A.	New Zealand Dollar	807,238	Buy	04/07/17	568,000	565,832	(2,168)
JPMorgan Chase Bank N.A.	Japanese Yen	140,546,663	Buy	04/07/17	1,230,000	1,262,587	32,587
JPMorgan Chase Bank N.A.	Japanese Yen	124,812,204	Buy	04/07/17	1,100,000	1,121,238	21,238
JPMorgan Chase Bank N.A.	Swiss Franc	909,645	Buy	04/07/17	906,000	908,304	2,304

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	New Zealand Dollar	1,151,324	Buy	04/07/17	$840,000	$807,019	$(32,981)
JPMorgan Chase Bank N.A.	Canadian Dollar	432,715	Buy	04/07/17	331,000	325,401	(5,599)
JPMorgan Chase Bank N.A.	New Zealand Dollar	2,271,326	Buy	04/07/17	1,653,000	1,592,083	(60,917)
JPMorgan Chase Bank N.A.	EU Euro	1,765,086	Buy	04/07/17	1,894,000	1,883,253	(10,747)
JPMorgan Chase Bank N.A.	Australian Dollar	917,498	Buy	04/07/17	695,000	700,932	5,932
JPMorgan Chase Bank N.A.	EU Euro	828,031	Buy	04/07/17	890,000	883,465	(6,535)
JPMorgan Chase Bank N.A.	Danish Krone	6,741,468	Buy	04/07/17	961,459	966,852	5,393
Morgan Stanley Capital Services LLC	Australian Dollar	571,397	Buy	04/07/17	437,000	436,524	(476)
Morgan Stanley Capital Services LLC	New Zealand Dollar	1,085,358	Buy	04/07/17	750,000	760,781	10,781
Morgan Stanley Capital Services LLC	British Pound	646,959	Buy	04/07/17	796,000	810,631	14,631
Morgan Stanley Capital Services LLC	Norwegian Krone	7,995,661	Buy	04/07/17	960,000	931,251	(28,749)
Morgan Stanley Capital Services LLC	Japanese Yen	310,506,191	Buy	04/07/17	2,737,000	2,789,401	52,401
Morgan Stanley Capital Services LLC	Japanese Yen	73,454,563	Buy	04/07/17	650,000	659,872	9,872
Morgan Stanley Capital Services LLC	Japanese Yen	118,438,530	Buy	04/07/17	1,039,000	1,063,981	24,981
Morgan Stanley Capital Services LLC	Japanese Yen	77,129,932	Buy	04/07/17	680,000	692,889	12,889
Morgan Stanley Capital Services LLC	Norwegian Krone	6,760,216	Buy	04/07/17	806,000	787,360	(18,640)
Morgan Stanley Capital Services LLC	EU Euro	90,815	Buy	04/07/17	98,000	96,895	(1,105)
Morgan Stanley Capital Services LLC	Czech Koruna	11,239,058	Buy	04/07/17	449,209	443,953	(5,256)
Morgan Stanley Capital Services LLC	EU Euro	228,462	Buy	04/07/17	244,000	243,757	(243)
Morgan Stanley Capital Services LLC	British Pound	652,434	Buy	04/07/17	802,000	817,490	15,490
Morgan Stanley Capital Services LLC	British Pound	393,354	Buy	04/07/17	489,000	492,867	3,867
Morgan Stanley Capital Services LLC	Hong Kong Sar Dollar	762,813	Buy	06/16/17	98,377	98,311	(66)
Morgan Stanley Capital Services LLC	Singapore Dollar	648,988	Buy	06/16/17	458,959	464,211	5,252
Morgan Stanley Capital Services LLC	New Zealand Dollar	6,445,082	Buy	06/21/17	4,527,000	4,508,855	(18,145)
							$1,974,426

Barclays Bank PLC	New Zealand Dollar	2,852,653	Sell	04/07/17	$2,003,000	$1,999,564	$3,436
Barclays Bank PLC	EU Euro	627,208	Sell	04/07/17	676,000	669,198	6,802
Barclays Bank PLC	Swiss Franc	2,659,481	Sell	04/07/17	2,682,000	2,655,559	26,441
Barclays Bank PLC	British Pound	1,214,861	Sell	04/07/17	1,527,000	1,522,203	4,797
Barclays Bank PLC	Canadian Dollar	648,640	Sell	04/07/17	485,000	487,775	(2,775)
Barclays Bank PLC	Norwegian Krone	13,150,460	Sell	04/07/17	1,549,000	1,531,629	17,371
Barclays Bank PLC	EU Euro	473,713	Sell	04/07/17	512,000	505,427	6,573
Barclays Bank PLC	Swiss Franc	601,427	Sell	04/07/17	604,000	600,540	3,460
Barclays Bank PLC	Australian Dollar	1,921,590	Sell	04/07/17	1,457,000	1,468,018	(11,018)
Barclays Bank PLC	British Pound	244,147	Sell	04/07/17	299,000	305,912	(6,912)
Barclays Bank PLC	Norwegian Krone	8,274,997	Sell	04/07/17	975,000	963,786	11,214
Barclays Bank PLC	Canadian Dollar	1,350,746	Sell	04/07/17	1,008,000	1,015,757	(7,757)
Barclays Bank PLC	British Pound	419,816	Sell	04/07/17	521,000	526,024	(5,024)
Barclays Bank PLC	Japanese Yen	126,730,669	Sell	04/07/17	1,126,000	1,138,472	(12,472)
Barclays Bank PLC	Canadian Dollar	467,652	Sell	04/07/17	357,000	351,673	5,327
Barclays Bank PLC	Swiss Franc	567,792	Sell	04/07/17	571,000	566,955	4,045
Barclays Bank PLC	Norwegian Krone	6,628,216	Sell	04/07/17	800,000	771,986	28,014

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Canadian Dollar	511,039	Sell	04/07/17	$391,000	$384,300	$6,700
Barclays Bank PLC	Australian Dollar	2,365,099	Sell	04/07/17	1,806,000	1,806,841	(841)
Barclays Bank PLC	British Pound	482,826	Sell	04/07/17	606,000	604,974	1,026
Barclays Bank PLC	Australian Dollar	1,065,154	Sell	04/07/17	812,000	813,735	(1,735)
Barclays Bank PLC	Australian Dollar	922,753	Sell	04/07/17	706,000	704,947	1,053
Barclays Bank PLC	British Pound	768,837	Sell	04/07/17	960,000	963,342	(3,342)
Barclays Bank PLC	Australian Dollar	1,826,807	Sell	04/07/17	1,399,000	1,395,608	3,392
Barclays Bank PLC	Japanese Yen	18,888,353	Sell	04/07/17	168,000	169,682	(1,682)
Barclays Bank PLC	Norwegian Krone	5,750,442	Sell	04/07/17	689,000	669,752	19,248
Barclays Bank PLC	Swedish Krona	12,078,999	Sell	04/07/17	1,364,000	1,348,193	15,807
Barclays Bank PLC	Canadian Dollar	1,266,680	Sell	04/07/17	965,000	952,540	12,460
Barclays Bank PLC	Japanese Yen	4,791,735	Sell	04/07/17	42,000	43,046	(1,046)
Barclays Bank PLC	Canadian Dollar	477,909	Sell	04/07/17	363,000	359,386	3,614
Barclays Bank PLC	Brazilian Real	8,211,832	Sell	05/19/17	2,561,874	2,595,697	(33,823)
Barclays Bank PLC	Philippine Peso	5,648,082	Sell	06/16/17	110,671	111,982	(1,311)
Barclays Bank PLC	Japanese Yen	4,889,830	Sell	09/20/17	43,979	44,252	(273)
Barclays Bank PLC	Japanese Yen	534,373,000	Sell	09/20/17	4,806,187	4,836,001	(29,814)
Barclays Bank PLC	Japanese Yen	253,524,000	Sell	09/20/17	2,280,212	2,294,357	(14,145)
BNP Paribas	Australian Dollar	2,068,131	Sell	04/07/17	1,518,000	1,579,970	(61,970)
BNP Paribas	Canadian Dollar	887,563	Sell	04/07/17	672,000	667,445	4,555
BNP Paribas	EU Euro	538,868	Sell	04/07/17	579,000	574,944	4,056
BNP Paribas	British Pound	344,250	Sell	04/07/17	427,000	431,341	(4,341)
BNP Paribas	EU Euro	1,327,764	Sell	04/07/17	1,430,000	1,416,653	13,347
BNP Paribas	New Zealand Dollar	1,717,359	Sell	04/07/17	1,233,000	1,203,780	29,220
BNP Paribas	New Zealand Dollar	2,300,812	Sell	04/07/17	1,672,000	1,612,751	59,249
BNP Paribas	Polish Zloty	6,836,149	Sell	04/07/17	1,678,356	1,723,764	(45,408)
BNP Paribas	South African Rand	23,349,781	Sell	04/07/17	1,715,641	1,739,511	(23,870)
BNP Paribas	Australian Dollar	755,192	Sell	04/07/17	570,000	576,936	(6,936)
BNP Paribas	Australian Dollar	915,852	Sell	04/07/17	673,000	699,674	(26,674)
BNP Paribas	New Zealand Dollar	962,627	Sell	04/07/17	672,039	674,752	(2,713)
BNP Paribas	Mexican Peso	26,858,949	Sell	05/19/17	1,285,010	1,424,450	(139,440)
BNP Paribas	Malaysian Ringgit	5,447,079	Sell	06/16/17	1,214,646	1,222,581	(7,935)
BNP Paribas	Indonesian Rupiah	28,526,241,483	Sell	06/16/17	2,102,465	2,129,798	(27,333)
BNP Paribas	Thai Baht	28,109,443	Sell	06/16/17	800,926	817,566	(16,640)
Citibank N.A.	New Zealand Dollar	2,177,827	Sell	04/07/17	1,531,000	1,526,545	4,455
Citibank N.A.	Swedish Krona	13,030,824	Sell	04/07/17	1,471,000	1,454,431	16,569
Citibank N.A.	Swedish Krona	6,531,953	Sell	04/07/17	737,000	729,061	7,939
Citibank N.A.	Canadian Dollar	871,940	Sell	04/07/17	655,000	655,696	(696)
Citibank N.A.	Canadian Dollar	932,967	Sell	04/07/17	693,000	701,589	(8,589)
Citibank N.A.	Swiss Franc	598,512	Sell	04/07/17	591,000	597,630	(6,630)
Citibank N.A.	Australian Dollar	1,511,991	Sell	04/07/17	1,144,000	1,155,100	(11,100)
Citibank N.A.	Japanese Yen	111,597,907	Sell	04/07/17	992,000	1,002,529	(10,529)
Citibank N.A.	Japanese Yen	90,739,335	Sell	04/07/17	810,000	815,148	(5,148)
Citibank N.A.	Canadian Dollar	1,248,346	Sell	04/07/17	953,000	938,753	14,247
Citibank N.A.	Japanese Yen	57,929,028	Sell	04/07/17	515,000	520,400	(5,400)
Citibank N.A.	Japanese Yen	55,855,142	Sell	04/07/17	495,000	501,769	(6,769)
Citibank N.A.	Norwegian Krone	6,960,546	Sell	04/07/17	833,000	810,692	22,308
Citibank N.A.	Australian Dollar	1,082,323	Sell	04/07/17	826,000	826,851	(851)
Citibank N.A.	New Zealand Dollar	4,636,972	Sell	04/07/17	3,368,000	3,250,280	117,720
Citibank N.A.	New Zealand Dollar	2,076,292	Sell	04/07/17	1,502,000	1,455,374	46,626
Citibank N.A.	New Zealand Dollar	2,050,043	Sell	04/07/17	1,486,000	1,436,975	49,025
Citibank N.A.	Turkish Lira	5,545,051	Sell	04/07/17	1,451,681	1,524,389	(72,708)
Citibank N.A.	Australian Dollar	3,024,837	Sell	04/07/17	2,284,000	2,310,855	(26,855)
Citibank N.A.	Norwegian Krone	13,175,047	Sell	04/07/17	1,551,000	1,534,493	16,507
Citibank N.A.	Australian Dollar	2,035,736	Sell	04/07/17	1,513,000	1,555,221	(42,221)
Citibank N.A.	EU Euro	2,938,328	Sell	04/07/17	3,122,000	3,135,040	(13,040)
Citibank N.A.	EU Euro	1,590,320	Sell	04/07/17	1,686,000	1,696,786	(10,786)
Citibank N.A.	Norwegian Krone	41,923,532	Sell	04/07/17	4,903,550	4,882,817	20,733
Deutsche Bank AG	EU Euro	814,548	Sell	04/07/17	881,000	869,080	11,920
Deutsche Bank AG	Australian Dollar	1,393,083	Sell	04/07/17	1,068,000	1,064,260	3,740
Deutsche Bank AG	Norwegian Krone	2,458,814	Sell	04/07/17	286,000	286,377	(377)
Deutsche Bank AG	Norwegian Krone	4,741,623	Sell	04/07/17	552,000	552,255	(255)
Deutsche Bank AG	EU Euro	429,832	Sell	04/07/17	454,000	458,608	(4,608)
Deutsche Bank AG	Norwegian Krone	8,258,065	Sell	04/07/17	973,000	961,814	11,186
Deutsche Bank AG	Australian Dollar	1,374,359	Sell	04/07/17	1,043,000	1,049,956	(6,956)
Deutsche Bank AG	British Pound	1,750,791	Sell	04/07/17	2,200,000	2,193,715	6,285
Deutsche Bank AG	Norwegian Krone	13,718,956	Sell	04/07/17	1,643,000	1,597,841	45,159

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Australian Dollar	2,173,552	Sell	04/07/17	$1,674,000	$1,660,507	$13,493
Deutsche Bank AG	Swedish Krona	24,391,740	Sell	04/07/17	2,748,000	2,722,475	25,525
Deutsche Bank AG	Norwegian Krone	5,658,739	Sell	04/07/17	678,000	659,071	18,929
Deutsche Bank AG	Swiss Franc	963,229	Sell	04/07/17	952,505	961,809	(9,304)
Deutsche Bank AG	New Zealand Dollar	3,295,673	Sell	06/21/17	2,275,000	2,305,589	(30,589)
Deutsche Bank AG	New Zealand Dollar	6,558,028	Sell	06/21/17	4,527,000	4,587,869	(60,869)
Goldman Sachs International	Japanese Yen	38,829,420	Sell	04/07/17	350,000	348,820	1,180
Goldman Sachs International	Swiss Franc	575,804	Sell	04/07/17	572,000	574,955	(2,955)
Goldman Sachs International	EU Euro	687,797	Sell	04/07/17	743,000	733,842	9,158
Goldman Sachs International	Swiss Franc	848,125	Sell	04/07/17	852,000	846,874	5,126
Goldman Sachs International	EU Euro	365,794	Sell	04/07/17	395,000	390,283	4,717
Goldman Sachs International	EU Euro	2,689,470	Sell	04/07/17	2,856,000	2,869,522	(13,522)
HSBC Bank USA N.A.	Russian Ruble	89,064,709	Sell	04/07/17	1,479,293	1,581,495	(102,202)
HSBC Bank USA N.A.	Romanian New Leu	1,620,684	Sell	04/07/17	387,569	379,693	7,876
JPMorgan Chase Bank N.A.	Swiss Franc	1,347,957	Sell	04/07/17	1,347,000	1,345,969	1,031
JPMorgan Chase Bank N.A.	Swiss Franc	2,555,706	Sell	04/07/17	2,567,000	2,551,938	15,062
JPMorgan Chase Bank N.A.	EU Euro	452,516	Sell	04/07/17	492,000	482,811	9,189
JPMorgan Chase Bank N.A.	New Zealand Dollar	752,219	Sell	04/07/17	529,000	527,267	1,733
JPMorgan Chase Bank N.A.	Australian Dollar	1,298,699	Sell	04/07/17	997,000	992,154	4,846
JPMorgan Chase Bank N.A.	British Pound	805,445	Sell	04/07/17	1,006,000	1,009,211	(3,211)
JPMorgan Chase Bank N.A.	EU Euro	892,582	Sell	04/07/17	966,000	952,337	13,663
JPMorgan Chase Bank N.A.	Australian Dollar	2,663,139	Sell	04/07/17	2,057,000	2,034,532	22,468
JPMorgan Chase Bank N.A.	British Pound	547,920	Sell	04/07/17	677,000	686,536	(9,536)
JPMorgan Chase Bank N.A.	British Pound	355,114	Sell	04/07/17	439,000	444,953	(5,953)
JPMorgan Chase Bank N.A.	British Pound	632,131	Sell	04/07/17	770,000	792,051	(22,051)
JPMorgan Chase Bank N.A.	Australian Dollar	1,859,152	Sell	04/07/17	1,409,000	1,420,318	(11,318)
JPMorgan Chase Bank N.A.	New Zealand Dollar	1,081,707	Sell	04/07/17	774,000	758,221	15,779
JPMorgan Chase Bank N.A.	Swiss Franc	623,164	Sell	04/07/17	616,000	622,245	(6,245)
JPMorgan Chase Bank N.A.	EU Euro	853,534	Sell	04/07/17	902,000	910,675	(8,675)
JPMorgan Chase Bank N.A.	New Zealand Dollar	1,072,743	Sell	04/07/17	771,000	751,938	19,062
JPMorgan Chase Bank N.A.	New Zealand Dollar	1,352,360	Sell	04/07/17	973,000	947,935	25,065
JPMorgan Chase Bank N.A.	EU Euro	2,692,592	Sell	04/07/17	2,854,000	2,872,852	(18,852)
JPMorgan Chase Bank N.A.	Australian Dollar	1,261,905	Sell	04/07/17	965,000	964,045	955
JPMorgan Chase Bank N.A.	Australian Dollar	846,711	Sell	04/07/17	649,000	646,853	2,147
JPMorgan Chase Bank N.A.	New Zealand Dollar	1,329,994	Sell	04/07/17	955,000	932,258	22,742
JPMorgan Chase Bank N.A.	British Pound	524,999	Sell	04/07/17	656,000	657,816	(1,816)
JPMorgan Chase Bank N.A.	Australian Dollar	1,781,276	Sell	04/07/17	1,363,000	1,360,823	2,177

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	New Zealand Dollar	1,289,268	Sell	04/07/17	$936,000	$903,710	$32,290
JPMorgan Chase Bank N.A.	New Zealand Dollar	1,370,919	Sell	04/07/17	991,000	960,944	30,056
JPMorgan Chase Bank N.A.	Australian Dollar	3,812,285	Sell	04/07/17	2,851,000	2,912,433	(61,433)
JPMorgan Chase Bank N.A.	Colombian Peso	2,961,027,253	Sell	05/19/17	1,015,441	1,023,437	(7,996)
Morgan Stanley Capital Services LLC	Swedish Krona	12,942,047	Sell	04/07/17	1,471,000	1,444,522	26,478
Morgan Stanley Capital Services LLC	Norwegian Krone	6,971,842	Sell	04/07/17	835,000	812,008	22,992
Morgan Stanley Capital Services LLC	British Pound	896,016	Sell	04/07/17	1,123,000	1,122,695	305
Morgan Stanley Capital Services LLC	Norwegian Krone	24,261,069	Sell	04/07/17	2,911,000	2,825,677	85,323
Morgan Stanley Capital Services LLC	Japanese Yen	355,287,407	Sell	04/07/17	3,146,000	3,191,689	(45,689)
Morgan Stanley Capital Services LLC	Hungarian Forint	286,495,812	Sell	04/07/17	995,467	990,441	5,026
Morgan Stanley Capital Services LLC	EU Euro	114,507	Sell	04/07/17	123,000	122,173	827
Morgan Stanley Capital Services LLC	Norwegian Krone	5,633,003	Sell	04/07/17	671,000	656,074	14,926
Morgan Stanley Capital Services LLC	Norwegian Krone	11,591,385	Sell	04/07/17	1,365,000	1,350,044	14,956
Morgan Stanley Capital Services LLC	Swedish Krona	5,887,603	Sell	04/07/17	661,000	657,143	3,857
Morgan Stanley Capital Services LLC	Canadian Dollar	5,971,798	Sell	06/21/17	4,539,165	4,495,522	43,643
Morgan Stanley Capital Services LLC	Japanese Yen	256,088,125	Sell	09/20/17	2,312,000	2,317,562	(5,562)
Morgan Stanley Capital Services LLC	Japanese Yen	253,524,000	Sell	09/20/17	2,319,895	2,294,357	25,538
Morgan Stanley Capital Services LLC	Japanese Yen	534,373,000	Sell	09/20/17	4,889,830	4,836,002	53,828
							$129,068

At March 31, 2017, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	11	06/15/17	$1,079,476	$21,023
Australia 3-Year Bond	36	06/15/17	3,073,461	15,688
Canada 10-Year Bond	30	06/21/17	3,097,793	20,601
Euro-Bobl 5-Year	54	06/08/17	7,592,652	(16,632)
Euro-Buxl® 30-year German Government Bond	29	06/08/17	5,214,790	42,745
Euro-Schatz	110	06/08/17	13,171,766	(10,373)
Long Gilt	34	06/28/17	5,434,718	22,311
Short Gilt	16	06/28/17	2,100,457	(1,880)
U.S. Treasury 10-Year Note	14	06/21/17	1,743,875	1,173
U.S. Treasury 2-Year Note	45	06/30/17	9,740,390	9,057
U.S. Treasury Long Bond	15	06/20/17	2,262,656	1,448
U.S. Treasury Ultra Long Bond	19	06/21/17	3,051,875	7,827
			$57,563,909	$112,988
Short Contracts
Euro-Bund	(13)	06/08/17	(2,238,644)	(1,261)
Japan 10-Year Bond (TSE)	(4)	06/13/17	(5,399,443)	(1,324)
U.S. Treasury 5-Year Note	(70)	06/30/17	(8,240,859)	(11,487)
U.S. Treasury Ultra 10-Year Note	(67)	06/21/17	(8,970,672)	(51,619)
			$(24,849,618)	$(65,691)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

At March 31, 2017, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 27, Version 1	Sell	5.000	Intercontinental Exchange	12/20/21	USD	11,286,000	$887,621	$342,508
							$887,621	$342,508

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At March 31, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.960% and pay a floating rate based on the 6-month CAD-BA-CDOR	Chicago Mercantile Exchange	11/21/44	CAD	1,000,000	$90,447	$89,022
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.123%	Chicago Mercantile Exchange	02/11/19	EUR	200,000	(97)	(100)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to -0.095%	Chicago Mercantile Exchange	02/16/19	EUR	100,000	(102)	(107)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.056%	Chicago Mercantile Exchange	02/10/21	EUR	100,000	0	(22)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.300%	Chicago Mercantile Exchange	03/15/22	EUR	51,600,000	(317,863)	(319,976)
Receive a fixed rate equal to 0.285% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	03/16/22	EUR	15,200,000	81,254	81,979
Receive a fixed rate equal to 0.261% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	03/17/22	EUR	7,600,000	30,922	31,257
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.300%	Chicago Mercantile Exchange	03/23/22	EUR	15,200,000	(91,892)	(92,926)
Receive a fixed rate equal to 0.263% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	03/24/22	EUR	11,400,000	46,403	46,907
Receive a fixed rate equal to 0.253% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	03/29/22	EUR	22,800,000	78,351	79,066
Receive a fixed rate equal to 0.234% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	03/30/22	EUR	5,300,000	12,891	12,987
Receive a fixed rate equal to 0.294% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/10/23	EUR	2,400,000	157	1,487
Receive a fixed rate equal to 0.325% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/16/23	EUR	100,000	192	256
Receive a fixed rate equal to 1.334% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/09/37	EUR	2,200,000	11,890	13,078
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.143%	Chicago Mercantile Exchange	02/04/46	EUR	500,000	32,648	31,482
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.378%	Chicago Mercantile Exchange	01/23/47	EUR	7,600,000	33,028	27,437
Receive a fixed rate equal to 1.408% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	01/24/47	EUR	7,600,000	29,055	34,451
Receive a fixed rate equal to 1.445% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	01/24/47	EUR	5,900,000	80,962	85,595
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.489%	Chicago Mercantile Exchange	01/30/47	EUR	1,900,000	(49,262)	(50,859)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.440%	Chicago Mercantile Exchange	02/15/47	EUR	1,000,000	(12,426)	(13,051)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.480%	Chicago Mercantile Exchange	02/17/47	EUR	1,200,000	(27,791)	(28,452)
Receive a fixed rate equal to 1.427% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/20/47	EUR	3,000,000	26,235	27,844

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.452%	Chicago Mercantile Exchange	03/07/47	EUR	1,900,000	$(30,098)	$(30,799)
Receive a fixed rate equal to 1.509% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	03/15/47	EUR	10,200,000	318,030	320,443
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.487%	Chicago Mercantile Exchange	03/20/47	EUR	1,500,000	(37,703)	(38,201)
Receive a fixed rate equal to 1.441% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	03/21/47	EUR	2,900,000	36,631	37,343
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.472%	Chicago Mercantile Exchange	03/23/47	EUR	3,800,000	(79,947)	(81,242)
Receive a fixed rate equal to 1.406% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	03/24/47	EUR	5,300,000	16,997	17,672
Receive a fixed rate equal to 1.405% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	03/27/47	EUR	1,500,000	4,440	4,617
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.408%	Chicago Mercantile Exchange	03/29/47	EUR	1,400,000	(5,447)	(5,584)
Receive a fixed rate equal to 2.899% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	Chicago Mercantile Exchange	08/22/44	GBP	2,000,000	876,703	1,053,747
Receive a fixed rate equal to -0.165% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	07/14/18	JPY	619,500,000	(14,874)	(16,093)
Receive a fixed rate equal to -0.104% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/07/21	JPY	750,000,000	(48,294)	(49,831)
Receive a fixed rate equal to -0.198% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	07/14/21	JPY	512,300,000	(55,987)	(59,144)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to -0.030%	Chicago Mercantile Exchange	03/02/23	JPY	15,400,000	1,290	1,294
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to -0.044%	Chicago Mercantile Exchange	03/03/23	JPY	1,733,000,000	157,814	157,827
Receive a fixed rate equal to -0.020% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/07/23	JPY	750,000,000	(59,083)	(59,316)
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	05/21/24	JPY	1,855,000,000	700,406	673,339
Receive a fixed rate equal to 0.558% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/24/25	JPY	1,084,559,370	282,273	253,869
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.119%	Chicago Mercantile Exchange	03/02/26	JPY	10,900,000	952	914
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.103%	Chicago Mercantile Exchange	03/03/26	JPY	1,231,000,000	123,078	118,267
Receive a fixed rate equal to -0.092% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	07/14/26	JPY	652,900,000	(182,030)	(189,167)
Receive a fixed rate equal to 0.387% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/02/31	JPY	7,700,000	(635)	(581)
Receive a fixed rate equal to 0.360% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/03/31	JPY	867,000,000	(100,536)	(93,737)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.373%	Chicago Mercantile Exchange	03/07/31	JPY	350,000,000	35,429	32,788
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.074%	Chicago Mercantile Exchange	07/14/31	JPY	79,500,000	40,205	41,417
Receive a fixed rate equal to 0.623% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/02/36	JPY	6,200,000	(497)	(461)
Receive a fixed rate equal to 0.585% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/03/36	JPY	693,000,000	(98,735)	(93,628)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.178%	Chicago Mercantile Exchange	07/14/36	JPY	326,600,000	279,778	287,994
Receive a fixed rate equal to 1.289% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/04/45	JPY	1,015,000,000	1,070,906	1,004,874
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.443%	Chicago Mercantile Exchange	02/24/45	JPY	468,636,765	(666,043)	(625,588)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.233%	Chicago Mercantile Exchange	07/14/46	JPY	172,300,000	267,553	276,827
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.702%	Chicago Mercantile Exchange	04/04/18	USD	36,500,000	198,447	198,447
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.826%	Chicago Mercantile Exchange	04/04/19	USD	13,000,000	171,547	171,547
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.900%	Chicago Mercantile Exchange	09/14/19	USD	5,000,000	82,817	82,817

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.983%	Chicago Mercantile Exchange	10/31/19	USD	5,000,000	$78,595	$78,595
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.689%	Chicago Mercantile Exchange	03/07/20	USD	7,000,000	(4,176)	(4,176)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.079%	Chicago Mercantile Exchange	04/04/21	USD	7,500,000	219,952	219,952
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.113%	Chicago Mercantile Exchange	10/11/21	USD	3,500,000	119,958	119,958
Receive a fixed rate equal to 1.744% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/18/21	USD	7,300,000	(91,897)	(91,897)
Receive a fixed rate equal to 1.813% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/22/21	USD	11,000,000	(105,534)	(105,534)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.861%	Chicago Mercantile Exchange	11/25/21	USD	14,700,000	110,365	110,365
Receive a fixed rate equal to 1.790% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/30/21	USD	7,300,000	(78,130)	(78,130)
Receive a fixed rate equal to 1.817% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/02/21	USD	7,300,000	(69,870)	(69,870)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.874%	Chicago Mercantile Exchange	12/05/21	USD	14,700,000	104,775	104,775
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.932%	Chicago Mercantile Exchange	12/14/21	USD	19,000,000	88,874	88,874
Receive a fixed rate equal to 2.059% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/21/21	USD	36,800,000	34,007	34,007
Receive a fixed rate equal to 1.918% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/20/22	USD	11,900,000	(64,009)	(64,009)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.025%	Chicago Mercantile Exchange	01/23/22	USD	31,800,000	16,432	16,432
Receive a fixed rate equal to 2.032% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/23/22	USD	15,900,000	(2,928)	(2,928)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.034%	Chicago Mercantile Exchange	02/03/22	USD	32,876,000	8,338	8,338
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.964%	Chicago Mercantile Exchange	03/07/22	USD	2,000,000	(3,067)	(3,067)
Receive a fixed rate equal to 1.970% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/17/22	USD	15,576,000	(196,835)	(196,835)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.313%	Chicago Mercantile Exchange	04/04/23	USD	6,000,000	251,047	251,047
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.980%	Chicago Mercantile Exchange	12/05/23	USD	3,500,000	27,042	27,042
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.454%	Chicago Mercantile Exchange	10/11/26	USD	1,200,000	87,265	87,265
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.719%	Chicago Mercantile Exchange	11/14/26	USD	2,500,000	126,114	126,114
Receive a fixed rate equal to 2.226% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/22/26	USD	7,800,000	(116,082)	(116,082)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.264%	Chicago Mercantile Exchange	11/25/26	USD	7,800,000	89,856	89,856
Receive a fixed rate equal to 2.184% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/30/26	USD	3,800,000	(70,945)	(70,945)
Receive a fixed rate equal to 2.228% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/02/26	USD	3,800,000	(56,421)	(56,421)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.292%	Chicago Mercantile Exchange	12/05/26	USD	7,800,000	72,520	72,520
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.398%	Chicago Mercantile Exchange	12/14/26	USD	11,100,000	432	432
Receive a fixed rate equal to 2.474% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/21/26	USD	21,200,000	138,490	138,490
Receive a fixed rate equal to 2.254% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/20/27	USD	6,300,000	(70,810)	(70,810)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.367%	Chicago Mercantile Exchange	01/23/27	USD	12,600,000	16,324	16,324
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.387%	Chicago Mercantile Exchange	02/03/27	USD	14,928,000	(5,901)	(5,901)
Receive a fixed rate equal to 2.307% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/17/27	USD	11,328,000	(218,483)	(218,483)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.837% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/31	USD	1,500,000	$(113,489)	$(113,489)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.517%	Chicago Mercantile Exchange	12/05/36	USD	5,500,000	119,241	119,241
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.516%	Chicago Mercantile Exchange	12/06/36	USD	5,500,000	120,635	120,635
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.649%	Chicago Mercantile Exchange	12/13/36	USD	3,400,000	2,267	2,267
Receive a fixed rate equal to 2.585% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/13/36	USD	4,400,000	(47,480)	(47,480)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.691%	Chicago Mercantile Exchange	12/14/36	USD	3,400,000	(20,485)	(20,485)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.767%	Chicago Mercantile Exchange	12/20/36	USD	3,400,000	(62,032)	(62,032)
Receive a fixed rate equal to 2.640% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/03/37	USD	2,200,000	(4,841)	(4,841)
Receive a fixed rate equal to 2.459% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/09/37	USD	4,400,000	(137,495)	(137,495)
Receive a fixed rate equal to 2.486% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/09/37	USD	5,500,000	(120,178)	(120,178)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.495%	Chicago Mercantile Exchange	01/10/37	USD	5,500,000	112,092	112,092
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.487%	Chicago Mercantile Exchange	01/10/37	USD	5,500,000	110,941	110,941
Receive a fixed rate equal to 2.509% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/17/37	USD	7,200,000	(131,449)	(131,449)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.549%	Chicago Mercantile Exchange	01/23/37	USD	10,600,000	124,365	124,365
Receive a fixed rate equal to 2.595% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/24/37	USD	3,600,000	(15,455)	(15,455)
Receive a fixed rate equal to 2.513% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/25/37	USD	5,700,000	(99,989)	(99,989)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.655%	Chicago Mercantile Exchange	01/27/37	USD	5,700,000	(30,536)	(30,536)
Receive a fixed rate equal to 2.622% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/07/37	USD	4,700,000	(589)	(589)
Receive a fixed rate equal to 2.586% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/09/37	USD	2,400,000	(14,230)	(14,230)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.609%	Chicago Mercantile Exchange	02/15/37	USD	1,200,000	2,571	2,571
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.628%	Chicago Mercantile Exchange	02/16/37	USD	2,400,000	(2,240)	(2,240)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.668%	Chicago Mercantile Exchange	02/17/37	USD	3,100,000	(22,815)	(22,815)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.604%	Chicago Mercantile Exchange	02/21/37	USD	1,900,000	5,647	5,647
Receive a fixed rate equal to 2.635% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/21/37	USD	4,700,000	9,492	9,492
Receive a fixed rate equal to 2.623% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/21/37	USD	2,800,000	130	130
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.602%	Chicago Mercantile Exchange	03/02/37	USD	1,900,000	5,993	5,993
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.662%	Chicago Mercantile Exchange	03/03/37	USD	2,800,000	(18,110)	(18,110)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.686%	Chicago Mercantile Exchange	03/06/37	USD	1,700,000	(17,664)	(17,664)
Receive a fixed rate equal to 2.670% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/07/37	USD	1,900,000	14,741	14,741
Receive a fixed rate equal to 2.674% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/08/37	USD	1,700,000	14,248	14,248
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.733%	Chicago Mercantile Exchange	03/10/37	USD	5,900,000	(105,738)	(105,738)
Receive a fixed rate equal to 2.771% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/14/37	USD	1,700,000	40,820	40,820
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.776%	Chicago Mercantile Exchange	03/15/37	USD	3,600,000	(89,737)	(89,737)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.791% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/15/37	USD	2,400,000	$65,670	$65,670
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.781%	Chicago Mercantile Exchange	03/16/37	USD	1,400,000	(35,907)	(35,907)
Receive a fixed rate equal to 2.714% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/17/37	USD	3,600,000	53,139	53,139
Receive a fixed rate equal to 2.665% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/22/37	USD	2,500,000	17,000	17,000
Receive a fixed rate equal to 2.623% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/23/37	USD	3,600,000	(249)	(249)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.683%	Chicago Mercantile Exchange	03/23/37	USD	4,700,000	(45,284)	(45,284)
Receive a fixed rate equal to 2.633% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/23/37	USD	6,000,000	9,614	9,614
Receive a fixed rate equal to 2.598% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/24/37	USD	9,300,000	(38,724)	(38,724)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.188%	Chicago Mercantile Exchange	04/04/46	USD	900,000	96,526	96,526
Receive a fixed rate equal to 2.036% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/46	USD	900,000	(101,905)	(101,905)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.558%	Chicago Mercantile Exchange	12/05/46	USD	4,100,000	119,085	119,085
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.557%	Chicago Mercantile Exchange	12/06/46	USD	4,100,000	120,046	120,046
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.698%	Chicago Mercantile Exchange	12/13/46	USD	2,500,000	(3,197)	(3,197)
Receive a fixed rate equal to 2.635% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/13/46	USD	3,300,000	(40,609)	(40,609)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.742%	Chicago Mercantile Exchange	12/14/46	USD	2,500,000	(26,721)	(26,721)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.794%	Chicago Mercantile Exchange	12/20/46	USD	2,500,000	(54,746)	(54,746)
Receive a fixed rate equal to 2.668% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/03/47	USD	3,300,000	(17,304)	(17,304)
Receive a fixed rate equal to 2.487% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/09/47	USD	3,300,000	(147,052)	(147,052)
Receive a fixed rate equal to 2.513% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/09/47	USD	4,100,000	(127,130)	(127,130)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.517%	Chicago Mercantile Exchange	01/10/47	USD	3,300,000	99,292	99,292
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.511%	Chicago Mercantile Exchange	01/10/47	USD	4,900,000	153,302	153,302
Receive a fixed rate equal to 2.535% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/17/47	USD	4,400,000	(114,789)	(114,789)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.525%	Chicago Mercantile Exchange	01/17/47	USD	11,400,000	323,481	323,481
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.578%	Chicago Mercantile Exchange	01/23/47	USD	8,700,000	144,920	144,920
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.569%	Chicago Mercantile Exchange	01/23/47	USD	7,000,000	131,048	131,048
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.612%	Chicago Mercantile Exchange	01/24/47	USD	6,200,000	57,689	57,689
Receive a fixed rate equal to 2.613% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/24/47	USD	7,600,000	(68,562)	(68,562)
Receive a fixed rate equal to 2.616% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/24/47	USD	7,600,000	(64,918)	(64,918)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.602%	Chicago Mercantile Exchange	01/24/47	USD	10,600,000	122,191	122,191
Receive a fixed rate equal to 2.538% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/25/47	USD	3,800,000	(96,616)	(96,616)
Receive a fixed rate equal to 2.537% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/25/47	USD	7,600,000	(194,556)	(194,556)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.679%	Chicago Mercantile Exchange	01/27/47	USD	7,600,000	(39,675)	(39,676)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.684%	Chicago Mercantile Exchange	01/27/47	USD	3,800,000	(24,145)	(24,145)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.723%	Chicago Mercantile Exchange	01/30/47	USD	7,100,000	$(105,173)	$(105,173)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.723%	Chicago Mercantile Exchange	01/30/47	USD	5,300,000	(78,509)	(78,509)
Receive a fixed rate equal to 2.667% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/06/47	USD	2,700,000	6,868	6,868
Receive a fixed rate equal to 2.668% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/06/47	USD	2,700,000	7,928	7,928
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.680%	Chicago Mercantile Exchange	02/07/47	USD	7,000,000	(36,929)	(36,929)
Receive a fixed rate equal to 2.620% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/09/47	USD	10,400,000	(78,034)	(78,034)
Receive a fixed rate equal to 2.623% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/09/47	USD	1,700,000	(11,791)	(11,791)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.551%	Chicago Mercantile Exchange	02/10/47	USD	3,500,000	79,243	79,243
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.613%	Chicago Mercantile Exchange	02/14/47	USD	900,000	8,117	8,117
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.614%	Chicago Mercantile Exchange	02/14/47	USD	2,100,000	18,501	18,501
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.613%	Chicago Mercantile Exchange	02/14/47	USD	1,700,000	15,285	15,285
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.634%	Chicago Mercantile Exchange	02/15/47	USD	900,000	4,058	4,058
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.630%	Chicago Mercantile Exchange	02/15/47	USD	2,600,000	14,560	14,560
Receive a fixed rate equal to 2.636% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/16/47	USD	2,600,000	(10,577)	(10,577)
Receive a fixed rate equal to 2.637% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/16/47	USD	2,600,000	(10,010)	(10,010)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.653%	Chicago Mercantile Exchange	02/16/47	USD	2,600,000	930	930
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.652%	Chicago Mercantile Exchange	02/16/47	USD	4,400,000	3,014	3,014
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.690%	Chicago Mercantile Exchange	02/17/47	USD	1,300,000	(10,139)	(10,139)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.691%	Chicago Mercantile Exchange	02/17/47	USD	2,800,000	(22,265)	(22,265)
Receive a fixed rate equal to 2.662% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/21/47	USD	3,000,000	4,464	4,464
Receive a fixed rate equal to 2.652% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/21/47	USD	2,100,000	(1,418)	(1,418)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.634%	Chicago Mercantile Exchange	02/21/47	USD	4,400,000	19,840	19,840
Receive a fixed rate equal to 2.650% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/21/47	USD	5,300,000	(5,418)	(5,418)
Receive a fixed rate equal to 2.660% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/21/47	USD	4,400,000	4,819	4,819
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.635%	Chicago Mercantile Exchange	02/21/47	USD	1,400,000	6,160	6,160
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.604%	Chicago Mercantile Exchange	03/01/47	USD	1,300,000	14,257	14,257
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.629%	Chicago Mercantile Exchange	03/02/47	USD	4,600,000	24,883	24,883
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.628%	Chicago Mercantile Exchange	03/02/47	USD	1,500,000	8,468	8,468
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.687%	Chicago Mercantile Exchange	03/03/47	USD	4,600,000	(32,317)	(32,317)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.686%	Chicago Mercantile Exchange	03/03/47	USD	2,200,000	(15,216)	(15,216)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.706%	Chicago Mercantile Exchange	03/06/47	USD	900,000	(10,234)	(10,234)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.706%	Chicago Mercantile Exchange	03/06/47	USD	900,000	(10,076)	(10,076)
Receive a fixed rate equal to 2.691% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/07/47	USD	1,400,000	11,177	11,177

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.689% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/07/47	USD	1,800,000	$13,505	$13,505
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.704%	Chicago Mercantile Exchange	03/07/47	USD	6,100,000	(66,163)	(66,163)
Receive a fixed rate equal to 2.696% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/08/47	USD	1,300,000	11,910	11,910
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.752%	Chicago Mercantile Exchange	03/10/47	USD	4,600,000	(98,023)	(98,023)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.752%	Chicago Mercantile Exchange	03/10/47	USD	1,900,000	(40,529)	(40,529)
Receive a fixed rate equal to 2.782% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/13/47	USD	1,800,000	50,262	50,262
Receive a fixed rate equal to 2.792% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/14/47	USD	1,700,000	51,061	51,061
Receive a fixed rate equal to 2.790% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/14/47	USD	900,000	26,666	26,666
Receive a fixed rate equal to 2.796% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/14/47	USD	1,300,000	40,167	40,167
Receive a fixed rate equal to 2.810% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/15/47	USD	1,300,000	44,120	44,120
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.795%	Chicago Mercantile Exchange	03/15/47	USD	2,500,000	(76,483)	(76,483)
Receive a fixed rate equal to 2.809% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/15/47	USD	1,800,000	60,695	60,695
Receive a fixed rate equal to 2.791% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/16/47	USD	13,300,000	397,465	397,465
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.794%	Chicago Mercantile Exchange	03/16/47	USD	2,700,000	(81,987)	(81,987)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.732%	Chicago Mercantile Exchange	03/17/47	USD	4,200,000	(70,593)	(70,593)
Receive a fixed rate equal to 2.752% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/20/47	USD	1,800,000	38,186	38,186
Receive a fixed rate equal to 2.734% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/21/47	USD	1,800,000	31,120	31,120
Receive a fixed rate equal to 2.651% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/23/47	USD	5,500,000	(5,188)	(5,188)
Receive a fixed rate equal to 2.660% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/23/47	USD	4,600,000	5,423	5,423
Receive a fixed rate equal to 2.608% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/24/47	USD	5,500,000	(56,244)	(56,244)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.648%	Chicago Mercantile Exchange	03/28/47	USD	6,400,000	9,143	9,143
Receive a fixed rate equal to 2.580% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/29/47	USD	5,700,000	(92,651)	(92,651)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.638%	Chicago Mercantile Exchange	03/30/47	USD	9,100,000	33,705	33,705
Receive a fixed rate equal to 2.623% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/31/47	USD	9,100,000	(63,326)	(63,326)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.748%	Chicago Mercantile Exchange	04/20/47		USD 22,800,000	(443,647)	(443,647)
					$3,208,292	$3,317,928

At March 31, 2017, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-year Interest Rate Swap	Citibank N.A.	2.625%	Pay	3-month USD-LIBOR-BBA	06/02/17	USD	47,400,000	$289,140	$(209,814)
Call on 10-year Interest Rate Swap	JPMorgan Chase Bank N.A.	2.203%	Pay	3-month USD-LIBOR-BBA	05/02/17	USD	47,400,000	292,695	(56,463)
Call on 10-year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.064%	Pay	3-month USD-LIBOR-BBA	05/08/17	USD	47,400,000	279,470	(20,961)
Call on 20-year Interest Rate Swap	Citibank N.A.	1.670%	Pay	6-month EUR-EURIBOR-Reuters	01/12/27	EUR	38,000,000	5,274,246	(4,630,807)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 20-year Interest Rate Swap	Citibank N.A.	1.670%	Receive	6-month EUR-EURIBOR-Reuters	01/12/27	EUR	38,000,000	$5,274,245	$(5,378,166)
Put on 30-year Interest Rate Swap	Bank of America N.A.	2.448%	Receive	3-month USD-LIBOR-BBA	04/12/17	USD	89,200,000	3,122,000	(4,046,707)
Put on 30-year Interest Rate Swap	Bank of America N.A.	2.748%	Receive	3-month USD-LIBOR-BBA	04/18/17	USD	45,500,000	721,175	(182,392)
Put on 5-year Interest Rate Swap	Goldman Sachs International	0.850%	Receive	6-month EUR-EURIBOR-Reuters	06/13/17	EUR	948,100,000	555,561	(92,364)
				Total Written Swaptions				$15,808,532	$(14,617,674)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Purchased Options	$13,989,270
Foreign exchange contracts	Forward foreign currency contracts	4,565,149
Interest rate contracts	Futures contracts	141,873
Credit contracts	Credit default swaps	342,508
Interest rate contracts	Interest rate swaps	10,151,463
Total Asset Derivatives		$29,190,263

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$2,461,655
Interest rate contracts	Futures contracts	94,576
Interest rate contracts	Interest rate swaps	6,833,535
Interest rate contracts	Written options	14,617,674
Total Liability Derivatives		$24,007,440

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2017:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	The Bank of New York Mellon	Totals
Assets:
Purchased options	$12,658,852	$-	$-	$73,888	$-	$1,120,381	$-	$21,934	$114,215	$-	$13,989,270
Forward foreign currency contracts	-	566,327	779,665	593,969	184,403	1,614,807	30,324	347,791	447,863	-	4,565,149
Total Assets	$12,658,852	$566,327	$779,665	$667,857	$184,403	$2,735,188	$30,324	$369,725	$562,078	$-	$18,554,419

Liabilities:
Forward foreign currency contracts	$-	$610,787	$371,154	$590,972	$212,063	$36,749	$115,265	$305,478	$123,931	$95,256	$2,461,655
Written options	4,229,099	-	-	10,218,787	-	92,364	-	56,463	20,961	-	14,617,674
Total Liabilities	$4,229,099	$610,787	$371,154	$10,809,759	$212,063	$129,113	$115,265	$361,941	$144,892	$95,256	$17,079,329

Net OTC derivative instruments by counterparty, at fair value	$8,429,753	$(44,460)	$408,511	$(10,141,902)	$(27,660)	$2,606,075	$(84,941)	$7,784	$417,186	$(95,256)	$1,475,090

Total collateral pledged by the Portfolio/(Received from counterparty)	$(8,390,000)	$-	$(408,511)	$10,061,000	$-	$(1,770,000)	$-	$-	$(417,186)	$-	$(924,697)

Net Exposure(1)(2)	$39,753	$(44,460)	$-	$(80,902)	$(27,660)	$836,075	$(84,941)	$7,784	$-	$(95,256)	$550,393

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

 (2) At March 31, 2017, the Portfolio had received $600,000 and $980,000 in cash collateral from BNP Paribas and Morgan Stanley Capital Services LLC, respectively. Excess cash collateral is not shown for financial reporting purposes.

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.7%
719,088	PowerShares Senior Loan Portfolio	$16,725,987	3.9
564,294	SPDR Bloomberg Barclays High Yield Bond ETF	20,839,377	4.9
112,285	SPDR Dow Jones International Real Estate	4,199,459	1.0
35,422	SPDR Trust Series 1	8,350,382	2.0
48,916	Vanguard REIT	4,039,973	0.9

	Total Exchange-Traded Funds (Cost $56,186,732)	54,155,178	12.7

MUTUAL FUNDS: 87.1%
	Affiliated Investment Companies: 85.7%
2,762,937	Voya International Index Portfolio - Class I	26,220,273	6.1
807,717	Voya RussellTM Mid Cap Index Portfolio - Class I	12,761,929	3.0
21,729,306	Voya U.S. Bond Index Portfolio - Class I	229,244,175	53.6
6,724,947	Voya U.S. Stock Index Portfolio - Class I	98,251,471	23.0
		366,477,848	85.7

	Unaffiliated Investment Companies: 1.4%
1,252,744	@ Credit Suisse Commodity Return Strategy Fund - Class I	6,238,664	1.4

	Total Mutual Funds (Cost $368,379,469)	372,716,512	87.1

	Total Investments in Securities (Cost $424,566,201)	$426,871,690	99.8
	Assets in Excess of Other Liabilities	965,599	0.2
	Net Assets	$427,837,289	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $435,027,349.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,227,666
Gross Unrealized Depreciation	(16,383,325)

Net Unrealized Depreciation	$(8,155,659)

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value At March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$54,155,178	$–	$–	$54,155,178
Mutual Funds	372,716,512	–	–	372,716,512
Total Investments, at fair value	$426,871,690	$–	$–	$426,871,690
Other Financial Instruments+
Futures	49,964	–	–	49,964
Total Assets	$426,921,654	$–	$–	$426,921,654
Liabilities Table
Other Financial Instruments+
Futures	$(90,868)	$–	$–	$(90,868)
Total Liabilities	$(90,868)	$–	$–	$(90,868)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya International Index Portfolio - Class I	$24,909,003	$1,965,819	$(2,718,122)	$2,063,573	$26,220,273	$-	$(157,645)	$-
Voya RussellTM Mid Cap Index Portfolio - Class I	12,264,095	905,494	(904,887)	497,227	12,761,929	-	123,373	-
Voya U.S. Bond Index Portfolio - Class I	217,261,578	23,994,525	(12,415,868)	403,940	229,244,175	1,254,202	22,492	-
Voya U.S. Stock Index Portfolio - Class I	94,857,296	7,722,860	(10,076,329)	5,747,644	98,251,471	-	(129,445)	-
	$349,291,972	$34,588,698	$(26,115,206)	$8,712,384	$366,477,848	$1,254,202	$(141,225)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	116	06/16/17	$4,239,647	$49,964
Mini MSCI Emerging Markets Index	87	06/16/17	4,182,090	(53,184)
			$8,421,737	$(3,220)
Short Contracts
S&P 500 E-Mini	(72)	06/16/17	(8,493,120)	(37,684)
			$(8,493,120)	$(37,684)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$49,964
Total Asset Derivatives		$49,964

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$90,868
Total Liability Derivatives		$90,868

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.7%
19,700	iShares Barclays 20+ Year Treasury Bond Fund	$2,377,987	1.6
240,588	PowerShares Senior Loan Portfolio	5,596,077	3.8
189,700	SPDR Bloomberg Barclays High Yield Bond ETF	7,005,621	4.8
36,926	SPDR Dow Jones International Real Estate	1,381,032	1.0
28,694	SPDR Trust Series 1	6,764,323	4.6
16,657	Vanguard REIT	1,375,702	0.9

	Total Exchange-Traded Funds (Cost $24,096,237)	24,500,742	16.7

MUTUAL FUNDS: 83.0%
	Affiliated Investment Companies: 81.5%
1,739,513	Voya International Index Portfolio - Class I	16,507,976	11.3
369,329	Voya RussellTM Mid Cap Index Portfolio - Class I	5,835,406	4.0
190,174	Voya RussellTM Small Cap Index Portfolio - Class I	2,903,960	2.0
4,728,319	Voya U.S. Bond Index Portfolio - Class I	49,883,770	34.0
3,029,177	Voya U.S. Stock Index Portfolio - Class I	44,256,272	30.2
		119,387,384	81.5

	Unaffiliated Investment Companies: 1.5%
418,984	@ Credit Suisse Commodity Return Strategy Fund - Class I	2,086,542	1.5

	Total Mutual Funds (Cost $118,382,806)	121,473,926	83.0

	Total Investments in Securities (Cost $142,479,043)	$145,974,668	99.7
	Assets in Excess of Other Liabilities	498,029	0.3
	Net Assets	$146,472,697	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $142,813,359.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,176,386
Gross Unrealized Depreciation	(1,015,077)

Net Unrealized Appreciation	$3,161,309

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$24,500,742	$–	$–	$24,500,742
Mutual Funds	121,473,926	–	–	121,473,926
Total Investments, at fair value	$145,974,668	$–	$–	$145,974,668
Other Financial Instruments+
Futures	16,798	–	–	16,798
Total Assets	$145,991,466	$–	$–	$145,991,466
Liabilities Table
Other Financial Instruments+
Futures	$(31,424)	$–	$–	$(31,424)
Total Liabilities	$(31,424)	$–	$–	$(31,424)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya International Index Portfolio - Class I	$11,606,868	$5,079,566	$(1,088,042)	$909,584	$16,507,976	$-	$87,587	$-
Voya RussellTM Mid Cap Index Portfolio - Class I	4,088,701	1,733,189	(180,855)	194,371	5,835,406	-	27,287	-
Voya RussellTM Small Cap Index Portfolio - Class I	2,067,165	866,594	(74,808)	45,009	2,903,960	-	9,586	-
Voya U.S. Bond Index Portfolio - Class I	35,191,642	19,072,786	(4,672,642)	291,984	49,883,770	236,314	(169,628)	-
Voya U.S. Stock Index Portfolio - Class I	31,334,504	15,873,645	(4,683,092)	1,731,215	44,256,272	-	254,535	-
	$84,288,880	$42,625,780	$(10,699,439)	$3,172,163	$119,387,384	$236,314	$209,367	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Index Solution 2020 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	39	06/16/17	$1,425,398	$16,798
Mini MSCI Emerging Markets Index	30	06/16/17	1,442,100	(18,339)
			$2,867,498	$(1,541)
Short Contracts
S&P 500 E-Mini	(25)	06/16/17	(2,949,000)	(13,085)
			$(2,949,000)	$(13,085)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$16,798
Total Asset Derivatives		$16,798

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$31,424
Total Liability Derivatives		$31,424

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.1%
91,284	iShares Barclays 20+ Year Treasury Bond Fund	$11,018,892	1.7
1,083,356	PowerShares Senior Loan Portfolio	25,198,860	3.9
850,148	SPDR Bloomberg Barclays High Yield Bond ETF	31,395,966	4.8
169,166	SPDR Dow Jones International Real Estate	6,326,808	1.0
133,415	SPDR Trust Series 1	31,451,252	4.8
73,696	Vanguard REIT	6,086,553	0.9

	Total Exchange-Traded Funds (Cost $112,861,476)	111,478,331	17.1

MUTUAL FUNDS: 82.7%
	Affiliated Investment Companies: 81.3%
1,858,685	Voya Emerging Markets Index Portfolio - Class I	19,887,934	3.0
9,866,986	Voya International Index Portfolio - Class I	93,637,694	14.3
2,884,264	Voya RussellTM Mid Cap Index Portfolio - Class I	45,571,373	7.0
1,285,120	Voya RussellTM Small Cap Index Portfolio - Class I	19,623,787	3.0
14,225,686	Voya U.S. Bond Index Portfolio - Class I	150,080,988	23.0
13,881,184	Voya U.S. Stock Index Portfolio - Class I	202,804,091	31.0
		531,605,867	81.3

	Unaffiliated Investment Companies: 1.4%
1,867,293	@ Credit Suisse Commodity Return Strategy Fund - Class I	9,299,119	1.4

	Total Mutual Funds (Cost $527,879,910)	540,904,986	82.7

	Total Investments in Securities (Cost $640,741,386)	$652,383,317	99.8
	Assets in Excess of Other Liabilities	1,567,943	0.2
	Net Assets	$653,951,260	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $648,107,686.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$18,553,398
Gross Unrealized Depreciation	(14,277,767)

Net Unrealized Appreciation	$4,275,631

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$111,478,331	$–	$–	$111,478,331
Mutual Funds	540,904,986	–	–	540,904,986
Total Investments, at fair value	$652,383,317	$–	$–	$652,383,317
Other Financial Instruments+
Futures	75,807	–	–	75,807
Total Assets	$652,459,124	$–	$–	$652,459,124
Liabilities Table
Other Financial Instruments+
Futures	$(138,876)	$–	$–	$(138,876)
Total Liabilities	$(138,876)	$–	$–	$(138,876)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$17,455,119	$1,543,193	$(1,017,203)	$1,906,825	$19,887,934	$-	$201,396	$-
Voya International Index Portfolio - Class I	83,260,465	7,715,962	(3,541,838)	6,203,105	93,637,694	-	348,731	-
Voya RussellTM Mid Cap Index Portfolio - Class I	40,955,269	3,950,782	(1,515,049)	2,180,371	45,571,373	-	(71,608)	-
Voya RussellTM Small Cap Index Portfolio - Class I	17,773,004	1,893,192	(488,181)	445,772	19,623,787	-	(92)	-
Voya U.S. Bond Index Portfolio - Class I	133,969,556	19,777,177	(4,063,402)	397,657	150,080,988	802,227	(99,096)	-
Voya U.S. Stock Index Portfolio - Class I	184,081,327	19,804,304	(12,558,210)	11,476,670	202,804,091	-	(329,688)	-
	$477,494,740	$54,684,610	$(23,183,883)	$22,610,400	$531,605,867	$802,227	$49,643	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	176	06/16/17	$6,432,567	$75,807
Mini MSCI Emerging Markets Index	133	06/16/17	6,393,310	(81,304)
			$12,825,877	$(5,497)
Short Contracts
S&P 500 E-Mini	(110)	06/16/17	(12,975,600)	(57,572)
			$(12,975,600)	$(57,572)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$75,807
Total Asset Derivatives		$75,807

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$138,876
Total Liability Derivatives		$138,876

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.6%
21,196	iShares Barclays 20+ Year Treasury Bond Fund	$2,558,569	1.7
188,086	PowerShares Senior Loan Portfolio	4,374,880	2.8
118,626	SPDR Bloomberg Barclays High Yield Bond ETF	4,380,858	2.9
57,349	SPDR Dow Jones International Real Estate	2,144,853	1.4
28,919	SPDR Trust Series 1	6,817,365	4.4
26,130	Vanguard REIT	2,158,077	1.4

	Total Exchange-Traded Funds (Cost $22,186,159)	22,434,602	14.6

MUTUAL FUNDS: 85.1%
	Affiliated Investment Companies: 83.7%
582,306	Voya Emerging Markets Index Portfolio - Class I	6,230,676	4.1
2,724,903	Voya International Index Portfolio - Class I	25,859,329	16.9
721,855	Voya RussellTM Mid Cap Index Portfolio - Class I	11,405,309	7.4
298,962	Voya RussellTM Small Cap Index Portfolio - Class I	4,565,144	3.0
2,180,824	Voya U.S. Bond Index Portfolio - Class I	23,007,691	15.0
3,917,390	Voya U.S. Stock Index Portfolio - Class I	57,233,074	37.3
		128,301,223	83.7

	Unaffiliated Investment Companies: 1.4%
430,110	@ Credit Suisse Commodity Return Strategy Fund - Class I	2,141,949	1.4

	Total Mutual Funds (Cost $125,188,700)	130,443,172	85.1

	Total Investments in Securities (Cost $147,374,859)	$152,877,774	99.7
	Assets in Excess of Other Liabilities	490,901	0.3
	Net Assets	$153,368,675	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $147,732,508.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,748,876
Gross Unrealized Depreciation	(603,610)

Net Unrealized Appreciation	$5,145,266

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$22,434,602	$–	$–	$22,434,602
Mutual Funds	130,443,172	–	–	130,443,172
Total Investments, at fair value	$152,877,774	$–	$–	$152,877,774
Other Financial Instruments+
Futures	17,229	–	–	17,229
Total Assets	$152,895,003	$–	$–	$152,895,003
Liabilities Table
Other Financial Instruments+
Futures	$(31,424)	$–	$–	$(31,424)
Total Liabilities	$(31,424)	$–	$–	$(31,424)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$3,699,534	$2,222,465	$(191,117)	$499,794	$6,230,676	$-	$10,048	$-
Voya International Index Portfolio - Class I	15,656,821	10,001,093	(1,178,546)	1,379,961	25,859,329	-	71,818	-
Voya RussellTM Mid Cap Index Portfolio - Class I	6,964,693	4,203,122	(143,643)	381,137	11,405,309	-	17,097	-
Voya RussellTM Small Cap Index Portfolio - Class I	2,816,149	1,702,849	(30,644)	76,790	4,565,144	-	5,133	-
Voya U.S. Bond Index Portfolio - Class I	14,364,650	12,604,142	(4,169,249)	208,148	23,007,691	102,686	(148,562)	-
Voya U.S. Stock Index Portfolio - Class I	35,330,313	25,002,731	(5,210,302)	2,110,332	57,233,074	-	279,398	-
	$78,832,160	$55,736,402	$(10,923,501)	$4,656,162	$128,301,223	$102,686	$234,932	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Index Solution 2030 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	40	06/16/17	$1,461,947	$17,229
Mini MSCI Emerging Markets Index	30	06/16/17	1,442,100	(18,339)
			$2,904,047	$(1,110)
Short Contracts
S&P 500 E-Mini	(25)	06/16/17	(2,949,000)	(13,085)
			$(2,949,000)	$(13,085)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$17,229
Total Asset Derivatives		$17,229

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$31,424
Total Liability Derivatives		$31,424

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.5%
694,053	PowerShares Senior Loan Portfolio	$16,143,673	2.9
435,718	SPDR Bloomberg Barclays High Yield Bond ETF	16,091,065	2.9
216,752	SPDR Dow Jones International Real Estate	8,106,525	1.4
45,585	SPDR Trust Series 1	10,746,208	1.9
94,427	Vanguard REIT	7,798,726	1.4

	Total Exchange-Traded Funds (Cost $60,380,340)	58,886,197	10.5

MUTUAL FUNDS: 89.3%
	Affiliated Investment Companies: 87.9%
2,118,731	Voya Emerging Markets Index Portfolio - Class I	22,670,420	4.1
11,149,986	Voya International Index Portfolio - Class I	105,813,364	18.9
2,986,248	Voya RussellTM Mid Cap Index Portfolio - Class I	47,182,724	8.5
1,454,549	Voya RussellTM Small Cap Index Portfolio - Class I	22,210,967	4.0
4,571,793	Voya U.S. Bond Index Portfolio - Class I	48,232,420	8.6
16,781,294	Voya U.S. Stock Index Portfolio - Class I	245,174,705	43.8
		491,284,600	87.9

	Unaffiliated Investment Companies: 1.4%
1,595,116	@ Credit Suisse Commodity Return Strategy Fund - Class I	7,943,679	1.4

	Total Mutual Funds (Cost $483,453,064)	499,228,279	89.3

	Total Investments in Securities (Cost $543,833,404)	$558,114,476	99.8
	Assets in Excess of Other Liabilities	1,261,442	0.2
	Net Assets	$559,375,918	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $549,026,290.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$17,779,635
Gross Unrealized Depreciation	(8,691,449)

Net Unrealized Appreciation	$9,088,186

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$58,886,197	$–	$–	$58,886,197
Mutual Funds	499,228,279	–	–	499,228,279
Total Investments, at fair value	$558,114,476	$–	$–	$558,114,476
Other Financial Instruments+
Futures	65,039	–	–	65,039
Total Assets	$558,179,515	$–	$–	$558,179,515
Liabilities Table
Other Financial Instruments+
Futures	$(119,411)	$–	$–	$(119,411)
Total Liabilities	$(119,411)	$–	$–	$(119,411)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$19,805,366	$1,741,059	$(1,278,757)	$2,402,752	$22,670,420	$-	$(7,478)	$-
Voya International Index Portfolio - Class I	93,839,912	8,705,293	(3,653,574)	6,921,733	105,813,364	-	469,440	-
Voya RussellTM Mid Cap Index Portfolio - Class I	42,434,246	3,943,750	(1,462,994)	2,267,722	47,182,724	-	(87,678)	-
Voya RussellTM Small Cap Index Portfolio - Class I	20,222,793	2,062,205	(535,934)	461,903	22,210,967	-	41,044	-
Voya U.S. Bond Index Portfolio - Class I	42,671,960	7,659,894	(2,199,234)	99,800	48,232,420	256,672	(6,828)	-
Voya U.S. Stock Index Portfolio - Class I	222,144,080	21,327,969	(11,898,720)	13,601,376	245,174,705	-	(192,411)	-
	$441,118,357	$45,440,170	$(21,029,213)	$25,755,286	$491,284,600	$256,672	$216,089	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	151	06/16/17	$5,518,850	$65,039
Mini MSCI Emerging Markets Index	114	06/16/17	5,479,980	(69,689)
			$10,998,830	$(4,650)
Short Contracts
S&P 500 E-Mini	(95)	06/16/17	(11,206,200)	(49,722)
			$(11,206,200)	$(49,722)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$65,039
Total Asset Derivatives		$65,039

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$119,411
Total Liability Derivatives		$119,411

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.3%
72,602	PowerShares Senior Loan Portfolio	$1,688,723	1.9
33,148	SPDR Dow Jones International Real Estate	1,239,735	1.4
6,260	SPDR Trust Series 1	1,475,732	1.7
14,499	Vanguard REIT	1,197,473	1.3

	Total Exchange-Traded Funds (Cost $5,586,644)	5,601,663	6.3

MUTUAL FUNDS: 93.4%
	Affiliated Investment Companies: 92.1%
423,134	Voya Emerging Markets Index Portfolio - Class I	4,527,534	5.1
1,869,620	Voya International Index Portfolio - Class I	17,742,690	19.9
474,213	Voya RussellTM Mid Cap Index Portfolio - Class I	7,492,562	8.4
229,925	Voya RussellTM Small Cap Index Portfolio - Class I	3,510,958	3.9
639,414	Voya U.S. Bond Index Portfolio - Class I	6,745,816	7.6
2,880,557	Voya U.S. Stock Index Portfolio - Class I	42,084,932	47.2
		82,104,492	92.1

	Unaffiliated Investment Companies: 1.3%
242,733	@ Credit Suisse Commodity Return Strategy Fund - Class I	1,208,812	1.3

	Total Mutual Funds (Cost $79,224,959)	83,313,304	93.4

	Total Investments in Securities (Cost $84,811,603)	$88,914,967	99.7
	Assets in Excess of Other Liabilities	274,386	0.3
	Net Assets	$89,189,353	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $84,920,078.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,238,466
Gross Unrealized Depreciation	(243,577)

Net Unrealized Appreciation	$3,994,889

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,601,663	$–	$–	$5,601,663
Mutual Funds	83,313,304	–	–	83,313,304
Total Investments, at fair value	$88,914,967	$–	$–	$88,914,967
Other Financial Instruments+
Futures	9,907	–	–	9,907
Total Assets	$88,924,874	$–	$–	$88,924,874
Liabilities Table
Other Financial Instruments+
Futures	$(18,855)	$–	$–	$(18,855)
Total Liabilities	$(18,855)	$–	$–	$(18,855)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,947,296	$1,339,211	$(132,813)	$373,840	$4,527,534	$-	$7,809	$-
Voya International Index Portfolio - Class I	11,737,244	5,624,686	(579,543)	960,303	17,742,690	-	60,483	-
Voya RussellTM Mid Cap Index Portfolio - Class I	5,037,983	2,276,659	(83,480)	261,400	7,492,562	-	10,833	-
Voya RussellTM Small Cap Index Portfolio - Class I	2,397,710	1,087,162	(32,443)	58,529	3,510,958	-	6,391	-
Voya U.S. Bond Index Portfolio - Class I	4,530,470	2,574,968	(390,709)	31,087	6,745,816	30,435	(15,184)	-
Voya U.S. Stock Index Portfolio - Class I	28,193,733	13,927,795	(1,704,946)	1,668,350	42,084,932	-	134,433	-
	$54,844,436	$26,830,481	$(2,923,934)	$3,353,509	$82,104,492	$30,435	$204,765	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	23	06/16/17	$840,620	$9,907
Mini MSCI Emerging Markets Index	18	06/16/17	865,260	(11,004)
			$1,705,880	$(1,097)
Short Contracts
S&P 500 E-Mini	(15)	06/16/17	(1,769,400)	(7,851)
			$(1,769,400)	$(7,851)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$9,907
Total Asset Derivatives		$9,907

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$18,855
Total Liability Derivatives		$18,855

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.7%
29,796	iShares Barclays 20+ Year Treasury Bond Fund	$3,596,675	1.0
310,877	PowerShares Senior Loan Portfolio	7,230,999	1.9
145,415	SPDR Dow Jones International Real Estate	5,438,521	1.5
29,561	SPDR Trust Series 1	6,968,710	1.9
61,234	Vanguard REIT	5,057,316	1.4

	Total Exchange-Traded Funds (Cost $28,829,396)	28,292,221	7.7

MUTUAL FUNDS: 92.1%
	Affiliated Investment Companies: 90.7%
2,088,687	Voya Emerging Markets Index Portfolio - Class I	22,348,950	6.1
8,073,214	Voya International Index Portfolio - Class I	76,614,800	20.9
2,178,776	Voya RussellTM Mid Cap Index Portfolio - Class I	34,424,665	9.4
941,211	Voya RussellTM Small Cap Index Portfolio - Class I	14,372,290	4.0
868,862	Voya U.S. Bond Index Portfolio - Class I	9,166,495	2.5
11,984,755	Voya U.S. Stock Index Portfolio - Class I	175,097,274	47.8
		332,024,474	90.7

	Unaffiliated Investment Companies: 1.4%
1,034,432	@ Credit Suisse Commodity Return Strategy Fund - Class I	5,151,469	1.4

	Total Mutual Funds (Cost $325,567,998)	337,175,943	92.1

	Total Investments in Securities (Cost $354,397,394)	$365,468,164	99.8
	Assets in Excess of Other Liabilities	816,646	0.2
	Net Assets	$366,284,810	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $358,137,722.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,606,072
Gross Unrealized Depreciation	(5,275,630)

Net Unrealized Appreciation	$7,330,442

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$28,292,221	$–	$–	$28,292,221
Mutual Funds	337,175,943	–	–	337,175,943
Total Investments, at fair value	$365,468,164	$–	$–	$365,468,164
Other Financial Instruments+
Futures	42,641	–	–	42,641
Total Assets	$365,510,805	$–	$–	$365,510,805
Liabilities Table
Other Financial Instruments+
Futures	$(78,298)	$–	$–	$(78,298)
Total Liabilities	$(78,298)	$–	$–	$(78,298)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$19,513,108	$2,012,690	$(1,619,291)	$2,442,443	$22,348,950	$-	$(99,585)	$-
Voya International Index Portfolio - Class I	68,171,632	7,013,197	(3,648,336)	5,078,307	76,614,800	-	260,036	-
Voya RussellTM Mid Cap Index Portfolio - Class I	31,086,931	3,169,908	(1,437,794)	1,605,620	34,424,665	-	(26,304)	-
Voya RussellTM Small Cap Index Portfolio - Class I	13,254,869	1,390,096	(604,331)	331,656	14,372,290	-	(10,019)	-
Voya U.S. Bond Index Portfolio - Class I	8,366,934	1,956,834	(1,208,078)	50,805	9,166,495	49,588	(31,700)	-
Voya U.S. Stock Index Portfolio - Class I	158,745,353	16,895,429	(10,170,010)	9,626,502	175,097,274	-	(187,062)	-
	$299,138,827	$32,438,154	$(18,687,840)	$19,135,333	$332,024,474	$49,588	$(94,634)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	99	06/16/17	$3,618,319	$42,641
Mini MSCI Emerging Markets Index	75	06/16/17	3,605,250	(45,848)
			$7,223,569	$(3,207)
Short Contracts
S&P 500 E-Mini	(62)	06/16/17	(7,313,520)	(32,450)
			$(7,313,520)	$(32,450)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$42,641
Total Asset Derivatives		$42,641

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$78,298
Total Liability Derivatives		$78,298

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.3%
3,949	iShares Barclays 20+ Year Treasury Bond Fund	$476,684	1.0
41,128	PowerShares Senior Loan Portfolio	956,637	1.9
18,984	SPDR Dow Jones International Real Estate	710,001	1.4
3,509	SPDR Trust Series 1	827,212	1.6
8,480	Vanguard REIT	700,363	1.4

	Total Exchange-Traded Funds (Cost $3,674,712)	3,670,897	7.3

MUTUAL FUNDS: 92.4%
	Affiliated Investment Companies: 91.0%
286,545	Voya Emerging Markets Index Portfolio - Class I	3,066,028	6.1
1,105,192	Voya International Index Portfolio - Class I	10,488,270	20.9
330,620	Voya RussellTM Mid Cap Index Portfolio - Class I	5,223,789	10.4
129,790	Voya RussellTM Small Cap Index Portfolio - Class I	1,981,895	3.9
125,026	Voya U.S. Bond Index Portfolio - Class I	1,319,021	2.6
1,620,379	Voya U.S. Stock Index Portfolio - Class I	23,673,742	47.1
		45,752,745	91.0

	Unaffiliated Investment Companies: 1.4%
140,939	@ Credit Suisse Commodity Return Strategy Fund - Class I	701,878	1.4

	Total Mutual Funds (Cost $44,148,304)	46,454,623	92.4

	Total Investments in Securities (Cost $47,823,016)	$50,125,520	99.7
	Assets in Excess of Other Liabilities	150,054	0.3
	Net Assets	$50,275,574	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $47,889,261.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,349,260
Gross Unrealized Depreciation	(113,001)

Net Unrealized Appreciation	$2,236,259

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,670,897	$–	$–	$3,670,897
Mutual Funds	46,454,623	–	–	46,454,623
Total Investments, at fair value	$50,125,520	$–	$–	$50,125,520
Other Financial Instruments+
Futures	5,599	–	–	5,599
Total Assets	$50,131,119	$–	$–	$50,131,119
Liabilities Table
Other Financial Instruments+
Futures	$(10,300)	$–	$–	$(10,300)
Total Liabilities	$(10,300)	$–	$–	$(10,300)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,781,949	$1,098,151	$(53,153)	$239,081	$3,066,028	$-	$8,305	$-
Voya International Index Portfolio - Class I	6,214,851	4,026,554	(295,874)	542,739	10,488,270	-	39,969	-
Voya RussellTM Mid Cap Index Portfolio - Class I	3,132,802	1,929,783	(19,436)	180,640	5,223,789	-	(742)	-
Voya RussellTM Small Cap Index Portfolio - Class I	1,206,593	747,167	(5,809)	33,944	1,981,895	-	1,313	-
Voya U.S. Bond Index Portfolio - Class I	788,331	1,012,573	(494,082)	12,199	1,319,021	5,930	(9,032)	-
Voya U.S. Stock Index Portfolio - Class I	14,209,282	9,517,310	(924,714)	871,864	23,673,742	-	106,209	-
	$27,333,808	$18,331,538	$(1,793,068)	$1,880,467	$45,752,745	$5,930	$146,022	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	13	06/16/17	$475,133	$5,599
Mini MSCI Emerging Markets Index	10	06/16/17	480,700	(6,113)
			$955,833	$(514)
Short Contracts
S&P 500 E-Mini	(8)	06/16/17	(943,680)	(4,187)
			$(943,680)	$(4,187)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$5,599
Total Asset Derivatives		$5,599

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$10,300
Total Liability Derivatives		$10,300

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.6%
9,347	iShares Barclays 20+ Year Treasury Bond Fund	$1,128,276	0.9
45,470	SPDR Dow Jones International Real Estate	1,700,578	1.4
9,563	SPDR Trust Series 1	2,254,382	1.9
19,809	Vanguard REIT	1,636,025	1.4

	Total Exchange-Traded Funds
	(Cost $6,810,430)	6,719,261	5.6

MUTUAL FUNDS: 94.2%
	Affiliated Investment Companies: 92.8%
682,556	Voya Emerging Markets Index Portfolio - Class I	7,303,348	6.1
2,850,357	Voya International Index Portfolio - Class I	27,049,888	22.5
792,198	Voya RussellTM Mid Cap Index Portfolio - Class I	12,516,721	10.4
309,147	Voya RussellTM Small Cap Index Portfolio - Class I	4,720,675	3.9
289,544	Voya U.S. Bond Index Portfolio - Class I	3,054,687	2.5
3,900,265	Voya U.S. Stock Index Portfolio - Class I	56,982,876	47.4
		111,628,195	92.8

	Unaffiliated Investment Companies: 1.4%
334,552	@ Credit Suisse Commodity Return Strategy Fund - Class I	1,666,068	1.4

	Total Mutual Funds
	(Cost $108,495,451)	113,294,263	94.2

	Total Investments in Securities (Cost $115,305,881)	$120,013,524	99.8
	Assets in Excess of Other Liabilities	259,414	0.2
	Net Assets	$120,272,938	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $117,661,429.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,094,107
Gross Unrealized Depreciation	(2,742,012)

Net Unrealized Appreciation	$2,352,095

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,719,261	$–	$–	$6,719,261
Mutual Funds	113,294,263	–	–	113,294,263
Total Investments, at fair value	$120,013,524	$–	$–	$120,013,524
Other Financial Instruments+
Futures	13,783	–	–	13,783
Total Assets	$120,027,307	$–	$–	$120,027,307
Liabilities Table
Other Financial Instruments+
Futures	$(25,139)	$–	$–	$(25,139)
Total Liabilities	$(25,139)	$–	$–	$(25,139)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation /(Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$6,006,209	$929,655	$(379,851)	$747,335	$7,303,348	$-	$(8,050)	$-
Voya International Index Portfolio - Class I	22,554,999	3,641,149	(1,024,423)	1,878,163	27,049,888	-	(57,972)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	10,598,114	1,710,880	(380,809)	588,536	12,516,721	-	(36,484)	-
Voya RussellTM Small Cap Index Portfolio - Class I	4,088,734	660,293	(134,892)	106,540	4,720,675	-	(3,720)	-
Voya U.S. Bond Index Portfolio - Class I	2,519,256	644,482	(117,074)	8,023	3,054,687	15,624	(2,299)	-
Voya U.S. Stock Index Portfolio - Class I	48,481,391	8,134,482	(2,580,873)	2,947,876	56,982,876	-	26,445	-
	$94,248,703	$15,720,941	$(4,617,922)	$6,276,473	$111,628,195	$15,624	$(82,080)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	32	06/16/17	$1,169,558	$13,783
Mini MSCI Emerging Markets Index	24	06/16/17	1,153,680	(14,671)
			$2,323,238	$(888)
Short Contracts
S&P 500 E-Mini	(20)	06/16/17	(2,359,200)	(10,468)
			$(2,359,200)	$(10,468)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$13,783
Total Asset Derivatives		$13,783

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$25,139
Total Liability Derivatives		$25,139

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.3%
787	iShares Barclays 20+ Year Treasury Bond Fund	$94,999	1.0
2,491	iShares MSCI Emerging Markets Index Fund	98,120	1.0
3,625	SPDR Dow Jones International Real Estate	135,575	1.4
1,110	SPDR Trust Series 1	261,671	2.6
1,606	Vanguard REIT	132,640	1.3
1,599	WisdomTree Europe Hedged Equity Fund	100,433	1.0

	Total Exchange-Traded Funds
	(Cost $827,690)	823,438	8.3

MUTUAL FUNDS: 91.6%
	Affiliated Investment Companies: 90.2%
56,377	Voya Emerging Markets Index Portfolio - Class I	603,238	6.1
234,933	Voya International Index Portfolio - Class I	2,229,510	22.5
64,990	Voya RussellTM Mid Cap Index Portfolio - Class I	1,026,844	10.4
25,498	Voya RussellTM Small Cap Index Portfolio - Class I	389,354	3.9
23,652	Voya U.S. Bond Index Portfolio - Class I	249,533	2.5
303,480	Voya U.S. Stock Index Portfolio - Class I	4,433,850	44.8
		8,932,329	90.2

	Unaffiliated Investment Companies: 1.4%
26,860	@ Credit Suisse Commodity Return Strategy Fund - Class I	133,765	1.4

	Total Mutual Funds
	(Cost $8,662,561)	9,066,094	91.6

	Total Investments in Securities	$9,889,532	99.9
	(Cost $9,490,251)
	Assets in Excess of Other Liabilities	14,149	0.1
	Net Assets	$9,903,681	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $9,503,847.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$391,561
Gross Unrealized Depreciation	(5,876)

Net Unrealized Appreciation	$385,685

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$823,438	$–	$–	$823,438
Mutual Funds	9,066,094	–	–	9,066,094
Total Investments, at fair value	$9,889,532	$–	$–	$9,889,532

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation /(Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$353,873	$247,223	$(41,045)	$43,187	$603,238	$-	$5,308	$-
Voya International Index Portfolio - Class I	1,305,771	969,939	(158,361)	112,161	2,229,510	-	11,975	-
Voya RussellTM Mid Cap Index Portfolio - Class I	616,838	432,640	(57,280)	34,646	1,026,844	-	1,287	-
Voya RussellTM Small Cap Index Portfolio - Class I	236,386	167,667	(19,395)	4,696	389,354	-	2,493	-
Voya U.S. Bond Index Portfolio - Class I	154,501	145,352	(52,482)	2,162	249,533	1,139	(1,608)	-
Voya U.S. Stock Index Portfolio - Class I	2,635,135	2,163,202	(525,539)	161,052	4,433,850	-	27,747	-
	$5,302,504	$4,126,023	$(854,102)	$357,904	$8,932,329	$1,139	$47,202	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.3%
2,198	iShares MSCI Emerging Markets Index Fund	$86,579	1.0
1,829	iShares Russell 1000 Value Index Fund	210,226	2.4
718	SPDR Trust Series 1	169,261	1.9
1,411	WisdomTree Europe Hedged Equity Fund	88,625	1.0

	Total Exchange-Traded Funds
	(Cost $532,496)	554,691	6.3

MUTUAL FUNDS: 93.6%
	Affiliated Investment Companies: 92.7%
16,805	Voya Emerging Markets Index Portfolio - Class I	179,814	2.0
10,223	Voya Index Plus LargeCap Portfolio - Class I	264,357	3.0
17,654	Voya Intermediate Bond Fund - Class R6	176,541	2.0
19,077	Voya International Index Portfolio - Class I	181,042	2.0
39,865	Voya Large Cap Growth Portfolio - Class I	755,839	8.5
35,952	Voya Large Cap Value Fund - Class R6	489,304	5.5
36,168	@ Voya MidCap Opportunities Portfolio - Class I	485,381	5.5
25,593	Voya Multi-Manager Emerging Markets Equity Fund - Class I	271,802	3.1
79,739	Voya Multi-Manager International Equity Fund - Class I	858,788	9.6
79,144	Voya Multi-Manager International Factors Fund - Class I	766,114	8.7
50,670	Voya Multi-Manager Large Cap Core Portfolio - Class I	799,071	9.0
60,419	Voya Multi-Manager Mid Cap Value Fund - Class I	694,819	7.9
7,211	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	219,445	2.5
15,208	Voya Small Company Portfolio - Class I	347,189	3.9
24,041	Voya U.S. Stock Index Portfolio - Class I	351,237	4.0
7,286	VY® Clarion Global Real Estate Portfolio - Class I	86,411	1.0
2,321	VY® Clarion Real Estate Portfolio - Class I	85,673	1.0
24,240	VY® Invesco Comstock Portfolio - Class I	431,954	4.9
8,826	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	759,631	8.6
		8,204,412	92.7

	Unaffiliated Investment Companies: 0.9%
15,997	@ Credit Suisse Commodity Return Strategy Fund - Class I	79,667	0.9

	Total Mutual Funds
	(Cost $7,866,002)	8,284,079	93.6

	Total Investments in Securities (Cost $8,398,498)	$8,838,770	99.9
	Assets in Excess of Other Liabilities	10,815	0.1
	Net Assets	$8,849,585	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $8,798,632.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$448,796
Gross Unrealized Depreciation	(408,658)

Net Unrealized Appreciation	$40,138

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$554,691	$–	$–	$554,691
Mutual Funds	8,284,079	–	–	8,284,079
Total Investments, at fair value	$8,838,770	$–	$–	$8,838,770

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$154,390	$23,832	$(16,605)	$18,197	$179,814	$-	$(22)	$-
Voya Index Plus LargeCap Portfolio - Class I	233,563	35,747	(18,900)	13,947	264,357	-	1,890	-
Voya Intermediate Bond Fund - Class R6	154,647	34,413	(13,453)	934	176,541	1,315	(254)	-
Voya International Index Portfolio - Class I	157,616	24,449	(14,400)	13,377	181,042	-	(1,201)	-
Voya Large Cap Growth Portfolio - Class I	652,651	103,423	(71,052)	70,817	755,839	-	(10,499)	-
Voya Large Cap Value Fund - Class R6	449,784	95,326	(71,458)	15,652	489,304	-	5,287	-
Voya MidCap Opportunities Portfolio - Class I	421,480	66,295	(48,254)	45,860	485,381	-	(9,378)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	230,418	35,747	(22,404)	28,041	271,802	-	1,779	-
Voya Multi-Manager International Equity Fund - Class I	741,845	128,221	(64,705)	53,427	858,788	-	(2,012)	-
Voya Multi-Manager International Factors Fund - Class I	671,275	101,284	(58,135)	51,690	766,114	-	(942)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	730,705	166,821	(145,348)	46,893	799,071	-	(5,475)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	625,132	100,220	(60,773)	30,240	694,819	-	(7,976)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	191,617	31,571	(15,323)	11,580	219,445	-	1,176	-
Voya Small Company Portfolio - Class I	315,274	48,230	(24,448)	8,133	347,189	-	1,950	-
Voya U.S. Stock Index Portfolio - Class I	313,001	47,663	(26,447)	17,020	351,237	-	1,227	-
VY® Clarion Global Real Estate Portfolio - Class I	78,791	13,206	(6,811)	1,225	86,411	-	(213)	-
VY® Clarion Real Estate Portfolio - Class I	79,339	12,315	(6,082)	101	85,673	-	518	-
VY® Invesco Comstock Portfolio - Class I	398,261	59,579	(32,141)	6,255	431,954	-	1,371	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	650,125	104,637	(79,787)	84,656	759,631	-	(12,691)	-
	$7,249,914	$1,232,979	$(796,526)	$518,045	$8,204,412	$1,315	$(35,465)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.8%
3,114	iShares Barclays 20+ Year Treasury Bond Fund	$375,891	0.8
8,494	SPDR Trust Series 1	2,002,375	4.0

	Total Exchange-Traded Funds
	(Cost $2,282,217)	2,378,266	4.8

MUTUAL FUNDS: 95.0%
	Affiliated Investment Companies: 93.5%
251,354	Voya Floating Rate Fund - Class I	2,495,950	5.0
102,663	Voya Global Bond Fund - Class R6	993,775	2.0
245,625	Voya High Yield Bond Fund - Class R6	1,989,566	4.0
274,093	Voya Intermediate Bond Fund - Class R6	2,740,925	5.5
107,863	Voya International Index Portfolio - Class I	1,023,620	2.0
132,473	Voya Large Cap Growth Portfolio - Class I	2,511,688	5.0
182,281	Voya Large Cap Value Fund - Class R6	2,480,842	5.0
167,041	@ Voya MidCap Opportunities Portfolio - Class I	2,241,688	4.5
96,412	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,023,896	2.0
163,290	Voya Multi-Manager International Equity Fund - Class I	1,758,635	3.5
181,121	Voya Multi-Manager International Factors Fund - Class I	1,753,254	3.5
171,061	Voya Multi-Manager Large Cap Core Portfolio - Class I	2,697,638	5.4
192,832	Voya Multi-Manager Mid Cap Value Fund - Class I	2,217,567	4.4
164,397	Voya Short Term Bond Fund - Class R6	1,617,671	3.2
42,822	Voya Small Company Portfolio - Class I	977,617	2.0
235,099	Voya U.S. Bond Index Portfolio - Class I	2,480,293	5.0
101,805	Voya U.S. Stock Index Portfolio - Class I	1,487,369	3.0
40,996	VY® Clarion Global Real Estate Portfolio - Class I	486,218	1.0
13,048	VY® Clarion Real Estate Portfolio - Class I	481,594	1.0
220,000	VY® Goldman Sachs Bond Portfolio - Class I	2,232,998	4.5
95,714	VY® Invesco Comstock Portfolio - Class I	1,705,629	3.4

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
186,216	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	$5,001,770	10.0
138,293	VY® T. Rowe Price Equity Income Portfolio - Class I	1,980,359	4.0
26,401	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	2,272,300	4.6
		46,652,862	93.5

	Unaffiliated Investment Companies: 1.5%
148,676	@ Credit Suisse Commodity Return Strategy Fund - Class I	740,406	1.5

	Total Mutual Funds
	(Cost $46,213,346)	47,393,268	95.0

	Total Investments in Securities (Cost $48,495,563)	$49,771,534	99.8
	Assets in Excess of Other Liabilities	105,051	0.2
	Net Assets	$49,876,585	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $49,725,941.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,545,851
Gross Unrealized Depreciation	(1,500,258)

Net Unrealized Appreciation	$45,593

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,378,266	$–	$–	$2,378,266
Mutual Funds	47,393,268	–	–	47,393,268
Total Investments, at fair value	$49,771,534	$–	$–	$49,771,534
Other Financial Instruments+
Futures	6,030	–	–	6,030
Total Assets	$49,777,564	$–	$–	$49,777,564
Liabilities Table
Other Financial Instruments+
Futures	$(10,300)	$–	$–	$(10,300)
Total Liabilities	$(10,300)	$–	$–	$(10,300)

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$2,487,620	$247,974	$(237,789)	$(1,855)	$2,495,950	$25,444	$(5,464)	$-
Voya Global Bond Fund - Class R6	979,234	85,450	(93,032)	22,123	993,775	-	(102)	-
Voya High Yield Bond Fund - Class R6	2,011,630	148,980	(194,987)	23,943	1,989,566	26,116	(9,127)	-
Voya Intermediate Bond Fund - Class R6	2,711,353	275,084	(258,359)	12,847	2,740,925	22,542	(2,801)	-
Voya International Index Portfolio - Class I	1,006,367	52,293	(122,503)	87,463	1,023,620	-	(12,084)	-
Voya Large Cap Growth Portfolio - Class I	2,449,365	130,733	(300,708)	232,298	2,511,688	-	(8,651)	-
Voya Large Cap Value Fund - Class R6	2,529,908	130,733	(288,171)	108,372	2,480,842	-	12,008	-
Voya MidCap Opportunities Portfolio - Class I	2,199,737	122,186	(291,367)	211,132	2,241,688	-	(22,141)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	979,401	52,293	(142,919)	135,121	1,023,896	-	(10,966)	-
Voya Multi-Manager International Equity Fund - Class I	1,744,024	91,513	(221,064)	144,162	1,758,635	-	(27,756)	-
Voya Multi-Manager International Factors Fund - Class I	1,765,168	91,513	(244,235)	140,808	1,753,254	-	(11,665)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	2,782,448	302,612	(529,377)	141,955	2,697,638	-	17,757	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,246,040	132,660	(278,890)	117,757	2,217,567	-	(37,693)	-
Voya Short Term Bond Fund - Class R6	1,599,515	167,692	(151,876)	2,340	1,617,671	7,180	(864)	-
Voya Small Company Portfolio - Class I	1,007,181	52,293	(107,414)	25,557	977,617	-	6,093	-
Voya U.S. Bond Index Portfolio - Class I	2,459,175	284,619	(272,274)	8,773	2,480,293	13,863	(5,100)	-
Voya U.S. Stock Index Portfolio - Class I	1,499,278	78,440	(175,350)	85,001	1,487,369	-	2,695	-
VY® Clarion Global Real Estate Portfolio - Class I	502,401	26,147	(49,720)	7,390	486,218	-	(1,599)	-
VY® Clarion Real Estate Portfolio - Class I	506,095	26,147	(49,230)	(1,418)	481,594	-	4,756	-
VY® Goldman Sachs Bond Portfolio - Class I	2,212,708	210,441	(207,048)	16,897	2,232,998	-	2,046	-
VY® Invesco Comstock Portfolio - Class I	1,783,289	91,513	(179,809)	10,636	1,705,629	-	25,639	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,928,596	277,651	(493,485)	289,008	5,001,770	-	(28,835)	-
VY® T. Rowe Price Equity Income Portfolio - Class I	2,006,312	104,586	(193,855)	63,316	1,980,359	-	3,410	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,195,083	122,135	(326,591)	281,673	2,272,300	-	(42,160)	-
	$46,591,928	$3,305,688	$(5,410,053)	$2,165,299	$46,652,862	$95,145	$(152,604)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Solution Balanced Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	14	06/16/17	$511,682	$6,030
Mini MSCI Emerging Markets Index	10	06/16/17	480,700	(6,113)
			$992,382	$(83)
Short Contracts
S&P 500 E-Mini	(8)	06/16/17	(943,680)	(4,187)
			$(943,680)	$(4,187)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$6,030
Total Asset Derivatives		$6,030

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$10,300
Total Liability Derivatives		$10,300

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.5%
928	iShares iBoxx $ High Yield Corporate Bond Fund	$81,460	0.5
4,077	iShares MSCI Emerging Markets Index Fund	160,593	1.0
1,379	SPDR Trust Series 1	325,085	2.0
2,617	WisdomTree Europe Hedged Equity Fund	164,374	1.0

	Total Exchange-Traded Funds
	(Cost $726,837)	731,512	4.5

MUTUAL FUNDS: 95.4%
	Affiliated Investment Companies: 93.4%
115,071	Voya Floating Rate Fund - Class I	1,142,654	7.0
117,521	Voya Global Bond Fund - Class R6	1,137,603	7.0
150,554	Voya High Yield Bond Fund - Class R6	1,219,488	7.5
73,346	Voya Intermediate Bond Fund - Class R6	733,462	4.5
52,898	Voya International Index Portfolio - Class I	502,001	3.1
11,918	Voya Large Cap Value Fund - Class R6	162,210	1.0
24,269	@ Voya MidCap Opportunities Portfolio - Class I	325,694	2.0
27,831	Voya Multi-Manager Mid Cap Value Fund - Class I	320,062	2.0
231,583	Voya Short Term Bond Fund - Class R6	2,278,780	14.0
131,466	Voya U.S. Bond Index Portfolio - Class I	1,386,971	8.5
33,283	Voya U.S. Stock Index Portfolio - Class I	486,263	3.0
136,029	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,305,882	8.0
183,885	VY® Goldman Sachs Bond Portfolio - Class I	1,866,434	11.4
60,884	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,635,347	10.0
50,247	VY® T. Rowe Price Equity Income Portfolio - Class I	719,542	4.4
		15,222,393	93.4

	Unaffiliated Investment Companies: 2.0%
64,552	@ Credit Suisse Commodity Return Strategy Fund - Class I	321,468	2.0

	Total Mutual Funds
	(Cost $15,437,881)	15,543,861	95.4

Total Investments in Securities (Cost $16,164,718)	$16,275,373	99.9
Assets in Excess of Other Liabilities	18,270	0.1
Net Assets	$16,293,643	100.0

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

@	Non-income producing security.

Cost for federal income tax purposes is $16,715,317.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$201,621
Gross Unrealized Depreciation	(641,565)

Net Unrealized Depreciation	$(439,944)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$731,512	$–	$–	$731,512
Mutual Funds	15,543,861	–	–	15,543,861
Total Investments, at fair value	$16,275,373	$–	$–	$16,275,373

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,150,426	$92,273	$(99,100)	$(945)	$1,142,654	$11,729	$(2,449)	$-
Voya Global Bond Fund - Class R6	1,131,841	76,779	(101,735)	30,718	1,137,603	-	(5,085)	-
Voya High Yield Bond Fund - Class R6	1,245,650	89,962	(129,098)	12,974	1,219,488	16,118	(3,261)	-
Voya Intermediate Bond Fund - Class R6	723,641	69,077	(61,803)	2,547	733,462	6,030	330	-
Voya International Index Portfolio - Class I	498,558	27,692	(68,067)	43,818	502,001	-	(6,718)	-
Voya Large Cap Value Fund - Class R6	167,146	9,231	(18,047)	3,880	162,210	-	4,119	-
Voya MidCap Opportunities Portfolio - Class I	322,725	18,461	(46,891)	31,399	325,694	-	(3,757)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	329,673	18,461	(42,730)	14,658	320,062	-	(2,839)	-
Voya Short Term Bond Fund - Class R6	2,275,721	194,080	(197,019)	5,998	2,278,780	10,195	(3,716)	-
Voya U.S. Bond Index Portfolio - Class I	1,377,434	124,351	(120,662)	5,848	1,386,971	7,774	(3,300)	-
Voya U.S. Stock Index Portfolio - Class I	495,132	27,692	(61,875)	25,314	486,263	-	3,706	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,297,662	112,012	(117,408)	13,616	1,305,882	9,115	(6,950)	-
VY® Goldman Sachs Bond Portfolio - Class I	1,878,318	130,213	(157,032)	14,935	1,866,434	-	1,752	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,627,353	92,307	(180,883)	96,570	1,635,347	-	(10,748)	-
VY® T. Rowe Price Equity Income Portfolio - Class I	740,266	100,212	(142,598)	21,662	719,542	-	2,378	-
	$15,261,546	$1,182,803	$(1,544,948)	$322,992	$15,222,393	$60,961	$(36,538)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
39,443	iShares Barclays 20+ Year Treasury Bond Fund	$4,761,165	1.0
80,706	SPDR Trust Series 1	19,025,632	4.0

	Total Exchange-Traded Funds
	(Cost $22,767,151)	23,786,797	5.0

MUTUAL FUNDS: 94.8%
	Affiliated Investment Companies: 93.3%
2,384,044	Voya Floating Rate Fund - Class I	23,673,559	5.0
2,930,385	Voya Global Bond Fund - Class R6	28,366,130	6.0
1,165,001	Voya High Yield Bond Fund - Class R6	9,436,507	2.0
2,363,726	Voya Intermediate Bond Fund - Class R6	23,637,258	5.0
1,002,978	Voya International Index Portfolio - Class I	9,518,265	2.0
502,535	Voya Large Cap Growth Portfolio - Class I	9,528,072	2.0
691,441	Voya Large Cap Value Fund - Class R6	9,410,517	2.0
528,061	@ Voya MidCap Opportunities Portfolio - Class I	7,086,583	1.5
1,472,737	Voya Multi-Manager International Factors Fund - Class I	14,256,091	3.0
1,773,984	Voya Multi-Manager Large Cap Core Portfolio - Class I	27,975,727	5.9
605,428	Voya Multi-Manager Mid Cap Value Fund - Class I	6,962,420	1.5
3,358,570	Voya Short Term Bond Fund - Class R6	33,048,331	7.0
4,694,250	Voya U.S. Bond Index Portfolio - Class I	49,524,337	10.5
321,829	Voya U.S. Stock Index Portfolio - Class I	4,701,921	1.0
4,430,224	VY® BlackRock Inflation Protected Bond Portfolio - Class I	42,530,153	9.0
388,942	VY® Clarion Global Real Estate Portfolio - Class I	4,612,850	1.0
123,765	VY® Clarion Real Estate Portfolio - Class I	4,568,161	1.0
6,353,480	VY® Goldman Sachs Bond Portfolio - Class I	64,487,818	13.6
1,451,976	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	39,000,085	8.3
1,311,589	VY® T. Rowe Price Equity Income Portfolio - Class I	18,781,948	4.0
111,285	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	9,578,301	2.0
		440,685,034	93.3

	Unaffiliated Investment Companies: 1.5%
1,413,177	@ Credit Suisse Commodity Return Strategy Fund - Class I	7,037,621	1.5

	Total Mutual Funds
	(Cost $445,764,905)	447,722,655	94.8

	Total Investments in Securities (Cost $468,532,056)	$471,509,452	99.8
	Assets in Excess of Other Liabilities	1,017,828	0.2
	Net Assets	$472,527,280	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $480,034,940.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,904,926
Gross Unrealized Depreciation	(16,430,414)

Net Unrealized Depreciation	$(8,525,488)

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$23,786,797	$–	$–	$23,786,797
Mutual Funds	447,722,655	–	–	447,722,655
Total Investments, at fair value	$471,509,452	$–	$–	$471,509,452
Other Financial Instruments+
Futures	55,563	–	–	55,563
Total Assets	$471,565,015	$–	$–	$471,565,015
Liabilities Table
Other Financial Instruments+
Futures	$(101,691)	$–	$–	$(101,691)
Total Liabilities	$(101,691)	$–	$–	$(101,691)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$24,412,085	$750,757	$(1,451,168)	$(38,115)	$23,673,559	$245,752	$(33,478)	$-
Voya Global Bond Fund - Class R6	28,805,185	617,264	(1,738,960)	682,641	28,366,130	-	(37,732)	-
Voya High Yield Bond Fund - Class R6	9,874,208	156,813	(696,732)	102,218	9,436,507	126,303	(27,451)	-
Voya Intermediate Bond Fund - Class R6	23,806,889	1,157,940	(1,440,552)	112,981	23,637,258	195,782	(22,863)	-
Voya International Index Portfolio - Class I	9,876,036	30,553	(1,181,821)	793,497	9,518,265	-	(62,752)	-
Voya Large Cap Growth Portfolio - Class I	9,605,205	30,553	(1,013,719)	906,033	9,528,072	-	(37,083)	-
Voya Large Cap Value Fund - Class R6	9,938,244	30,553	(987,920)	429,640	9,410,517	-	41,634	-
Voya MidCap Opportunities Portfolio - Class I	7,189,262	22,915	(785,922)	660,328	7,086,583	-	(48,073)	-
Voya Multi-Manager International Factors Fund- Class I	14,849,746	45,829	(2,019,181)	1,379,697	14,256,091	-	(303,234)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	28,697,976	920,880	(3,141,054)	1,497,925	27,975,727	-	133,809	-
Voya Multi-Manager Mid Cap Value Fund - Class I	7,347,244	22,915	(711,870)	304,131	6,962,420	-	(40,906)	-
Voya Short Term Bond Fund - Class R6	33,789,395	1,211,097	(2,018,678)	66,517	33,048,331	149,436	(33,913)	-
Voya U.S. Bond Index Portfolio - Class I	50,356,648	2,341,665	(3,352,226)	178,250	49,524,337	280,125	(91,540)	-
Voya U.S. Stock Index Portfolio - Class I	4,904,726	15,276	(479,075)	260,994	4,701,921	-	24,296	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	43,336,196	1,524,527	(2,890,620)	560,050	42,530,153	299,656	(338,778)	-
VY® Clarion Global Real Estate Portfolio - Class I	4,930,084	15,276	(402,389)	69,879	4,612,850	-	(10,145)	-
VY® Clarion Real Estate Portfolio - Class I	4,968,998	15,276	(344,292)	(71,821)	4,568,161	-	107,619	-
VY® Goldman Sachs Bond Portfolio - Class I	66,488,713	1,310,132	(3,846,768)	535,741	64,487,818	-	37,702	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	39,875,740	126,030	(3,288,234)	2,286,549	39,000,085	-	(203,368)	-
VY® T. Rowe Price Equity Income Portfolio - Class I	19,696,222	61,106	(1,596,872)	621,492	18,781,948	-	32,062	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	9,561,638	30,553	(1,201,808)	1,187,918	9,578,301	-	(155,400)	-
	$452,310,440	$10,437,910	$(34,589,861)	$12,526,545	$440,685,034	$1,297,054	$(1,069,594)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Solution Income Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	129	06/16/17	$4,714,779	$55,563
Mini MSCI Emerging Markets Index	97	06/16/17	4,662,790	(59,297)
			$9,377,569	$(3,734)
Short Contracts
S&P 500 E-Mini	(81)	06/16/17	(9,554,760)	(42,394)
			$(9,554,760)	$(42,394)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$55,563
Total Asset Derivatives		$55,563

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$101,691
Total Liability Derivatives		$101,691

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.3%
44,057	iShares Barclays 20+ Year Treasury Bond Fund	$5,318,120	0.7
213,173	iShares Russell 1000 Value Index Fund	24,502,105	3.5
180,292	SPDR Trust Series 1	42,502,036	6.1

	Total Exchange-Traded Funds (Cost $66,995,122)	72,322,261	10.3

MUTUAL FUNDS: 89.5%
	Affiliated Investment Companies: 88.0%
1,333,724	Voya Emerging Markets Index Portfolio - Class I	14,270,843	2.0
2,116,891	Voya Floating Rate Fund - Class I	21,020,726	3.0
1,441,511	Voya Global Bond Fund - Class R6	13,953,828	2.0
1,723,742	Voya High Yield Bond Fund - Class R6	13,962,310	2.0
810,266	Voya Index Plus LargeCap Portfolio - Class I	20,953,476	3.0
3,661,674	Voya Intermediate Bond Fund - Class R6	36,616,739	5.2
1,515,087	Voya International Index Portfolio - Class I	14,378,177	2.0
2,045,823	Voya Large Cap Growth Portfolio - Class I	38,788,807	5.5
2,263,951	Voya Large Cap Value Fund - Class R6	30,812,370	4.4
3,648,054	@ Voya MidCap Opportunities Portfolio - Class I	48,956,886	7.0
1,354,501	Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,384,797	2.0
5,291,395	Voya Multi-Manager International Equity Fund - Class I	56,988,327	8.1
4,405,105	Voya Multi-Manager International Factors Fund - Class I	42,641,419	6.1
2,128,923	Voya Multi-Manager Large Cap Core Portfolio - Class I	33,573,114	4.8
4,198,597	Voya Multi-Manager Mid Cap Value Fund - Class I	48,283,862	6.9
910,317	Voya Small Company Portfolio - Class I	20,782,545	3.0
1,323,029	Voya U.S. Bond Index Portfolio - Class I	13,957,959	2.0
1,190,853	Voya U.S. Stock Index Portfolio - Class I	17,398,356	2.5
575,566	VY® Clarion Global Real Estate Portfolio - Class I	6,826,209	1.0
183,126	VY® Clarion Real Estate Portfolio - Class I	6,759,191	1.0
1,534,798	VY® Invesco Comstock Portfolio - Class I	27,350,096	3.9
1,307,125	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	35,109,370	5.0
453,021	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	38,991,542	5.6
		616,760,949	88.0

	Unaffiliated Investment Companies: 1.5%
2,103,792	@ Credit Suisse Commodity Return Strategy Fund - Class I	10,476,886	1.5

	Total Mutual Funds
	(Cost $614,487,841)	627,237,835	89.5

	Total Investments in Securities (Cost $681,482,963)	$699,560,096	99.8
	Assets in Excess of Other Liabilities	1,582,983	0.2
	Net Assets	$701,143,079	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $692,439,253.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$25,016,943
Gross Unrealized Depreciation	(17,896,100)

Net Unrealized Appreciation	$7,120,843

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$72,322,261	$–	$–	$72,322,261
Mutual Funds	627,237,835	–	–	627,237,835
Total Investments, at fair value	$699,560,096	$–	$–	$699,560,096
Other Financial Instruments+
Futures	82,268	–	–	82,268
Total Assets	$699,642,364	$–	$–	$699,642,364
Liabilities Table
Other Financial Instruments+
Futures	$(150,311)	$–	$–	$(150,311)
Total Liabilities	$(150,311)	$–	$–	$(150,311)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,697,941	$17,674	$(965,950)	$1,521,178	$14,270,843	$-	$82,961	$-
Voya Floating Rate Fund - Class I	20,781,804	1,223,378	(929,712)	(54,744)	21,020,726	214,609	(8,680)	-
Voya Global Bond Fund - Class R6	13,630,379	626,982	(597,994)	294,461	13,953,828	-	16,027	-
Voya High Yield Bond Fund - Class R6	14,006,352	468,802	(602,520)	89,676	13,962,310	183,678	11,502	-
Voya Index Plus LargeCap Portfolio - Class I	20,761,240	26,511	(1,104,814)	1,270,539	20,953,476	-	144,460	-
Voya Intermediate Bond Fund - Class R6	35,984,089	2,339,361	(1,847,467)	140,756	36,616,739	301,878	(5,405)	-
Voya International Index Portfolio - Class I	14,011,692	17,674	(755,842)	1,104,653	14,378,177	-	(41,448)	-
Voya Large Cap Growth Portfolio - Class I	37,494,815	110,158	(2,373,147)	3,556,981	38,788,807	-	(100,984)	-
Voya Large Cap Value Fund - Class R6	31,491,888	277,465	(2,302,856)	1,345,873	30,812,370	-	153,228	-
Voya MidCap Opportunities Portfolio - Class I	47,615,502	161,336	(3,568,055)	4,748,103	48,956,886	-	(626,971)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,628,443	17,674	(950,147)	1,688,827	14,384,797	-	60,179	-
Voya Multi-Manager International Equity Fund - Class I	55,494,611	682,923	(3,218,298)	4,029,091	56,988,327	-	(269,630)
Voya Multi-Manager International Factors Fund - Class I	42,131,464	53,022	(2,863,692)	3,320,625	42,641,419	-	(199,522)
Voya Multi-Manager Large Cap Core Portfolio - Class I	34,226,903	1,200,007	(3,664,717)	1,810,921	33,573,114	-	172,914	-
Voya Multi-Manager Mid Cap Value Fund - Class I	48,640,205	256,859	(2,654,475)	2,041,273	48,283,862	-	(299,664)	-
Voya Small Company Portfolio - Class I	21,034,727	221,511	(1,055,904)	582,211	20,782,545	-	88,930	-
Voya U.S. Bond Index Portfolio - Class I	13,661,568	887,718	(627,337)	36,010	13,957,959	78,061	(13,316)	-
Voya U.S. Stock Index Portfolio - Class I	17,394,306	22,092	(965,867)	947,825	17,398,356	-	76,145
VY® Clarion Global Real Estate Portfolio - Class I	6,994,370	57,171	(316,747)	91,415	6,826,209	-	(9,737)	-
VY® Clarion Real Estate Portfolio - Class I	7,046,351	8,837	(317,271)	21,274	6,759,191	-	23,247	-
VY® Invesco Comstock Portfolio - Class I	28,386,120	35,348	(1,536,844)	465,472	27,350,096	-	109,126	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	34,303,039	515,752	(1,565,533)	1,856,112	35,109,370	-	(30,481)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	37,335,214	125,796	(2,670,412)	4,200,944	38,991,542	-	(97,944)	-
	$609,753,023	$9,354,051	$(37,455,601)	$35,109,476	$616,760,949	$778,226	$(765,063)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	191	06/16/17	$6,980,798	$82,268
Mini MSCI Emerging Markets Index	144	06/16/17	6,922,080	(88,028)
			$13,902,878	$(5,760)
Short Contracts
S&P 500 E-Mini	(119)	06/16/17	(14,037,240)	(62,283)
			$(14,037,240)	$(62,283)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$82,268
Total Asset Derivatives		$82,268

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$150,311
Total Liability Derivatives		$150,311

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.3%
5,901	SPDR Trust Series 1	$1,391,102	4.3

	Total Exchange-Traded Funds
	(Cost $1,285,214)	1,391,102	4.3

MUTUAL FUNDS: 95.5%
	Affiliated Investment Companies: 93.4%
61,280	Voya Emerging Markets Index Portfolio - Class I	655,700	2.0
194,612	Voya Floating Rate Fund - Class I	1,932,497	6.0
166,534	Voya Global Bond Fund - Class R6	1,612,045	5.0
237,614	Voya High Yield Bond Fund - Class R6	1,924,675	6.0
96,407	Voya Intermediate Bond Fund - Class R6	964,074	3.0
68,076	Voya International Index Portfolio - Class I	646,044	2.0
25,641	Voya Large Cap Growth Portfolio - Class I	486,149	1.5
23,524	Voya Large Cap Value Fund - Class R6	320,162	1.0
89,759	@ Voya MidCap Opportunities Portfolio - Class I	1,204,567	3.7
75,130	Voya Multi-Manager International Equity Fund - Class I	809,149	2.5
84,918	Voya Multi-Manager International Factors Fund - Class I	822,006	2.6
102,827	Voya Multi-Manager Mid Cap Value Fund - Class I	1,182,511	3.7
293,626	Voya Short Term Bond Fund - Class R6	2,889,284	9.0
27,579	Voya Small Company Portfolio - Class I	629,624	2.0
229,265	Voya U.S. Bond Index Portfolio - Class I	2,418,749	7.5
50,730	Voya U.S. Stock Index Portfolio - Class I	741,161	2.3
133,543	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,282,016	4.0
26,391	VY® Clarion Global Real Estate Portfolio - Class I	313,002	1.0
8,394	VY® Clarion Real Estate Portfolio - Class I	309,817	1.0
332,431	VY® Goldman Sachs Bond Portfolio - Class I	3,374,177	10.5
35,260	VY® Invesco Comstock Portfolio - Class I	628,325	1.9
120,147	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,227,151	10.0
82,456	VY® T. Rowe Price Equity Income Portfolio - Class I	1,180,764	3.7
5,679	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	488,770	1.5
		30,042,419	93.4

	Unaffiliated Investment Companies: 2.1%
137,733	@ Credit Suisse Commodity Return Strategy Fund - Class I	685,911	2.1

	Total Mutual Funds
	(Cost $30,034,866)	30,728,330	95.5

	Total Investments in Securities (Cost $31,320,080)	$32,119,432	99.8
	Assets in Excess of Other Liabilities	64,096	0.2
	Net Assets	$32,183,528	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $32,639,221.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$905,219
Gross Unrealized Depreciation	(1,425,008)

Net Unrealized Depreciation	$(519,789)

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,391,102	$–	$–	$1,391,102
Mutual Funds	30,728,330	–	–	30,728,330
Total Investments, at fair value	$32,119,432	$–	$–	$32,119,432
Other Financial Instruments+
Futures	3,876	–	–	3,876
Total Assets	$32,123,308	$–	$–	$32,123,308
Liabilities Table
Other Financial Instruments+
Futures	$(6,896)	$–	$–	$(6,896)
Total Liabilities	$(6,896)	$–	$–	$(6,896)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$704,605	$23,666	$(149,425)	$76,854	$655,700	$-	$3,420	$-
Voya Floating Rate Fund - Class I	2,137,490	139,465	(346,444)	1,986	1,932,497	21,241	(7,951)	-
Voya Global Bond Fund - Class R6	1,752,536	103,166	(284,803)	41,146	1,612,045	-	(2,727)	-
Voya High Yield Bond Fund - Class R6	2,160,759	100,018	(353,322)	17,220	1,924,675	27,184	(1,021)	-
Voya Intermediate Bond Fund - Class R6	1,032,437	97,326	(169,360)	3,671	964,074	8,441	(113)	-
Voya International Index Portfolio - Class I	720,428	23,666	(160,406)	62,356	646,044	-	(10,022)	-
Voya Large Cap Growth Portfolio - Class I	525,813	17,749	(109,261)	51,848	486,149	-	(4,486)	-
Voya Large Cap Value Fund - Class R6	362,284	11,833	(62,856)	8,901	320,162	-	8,418	-
Voya MidCap Opportunities Portfolio - Class I	1,311,645	44,374	(314,690)	163,238	1,204,567	-	(52,084)	-
Voya Multi-Manager International Equity Fund - Class I	891,764	29,582	(167,305)	55,108	809,149	-	2,416	-
Voya Multi-Manager International Factors Fund - Class I	902,606	29,582	(177,812)	67,630	822,006	-	(3,328)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,339,779	44,374	(266,019)	64,377	1,182,511	-	(16,665)	-
Voya Short Term Bond Fund - Class R6	3,171,325	222,750	(517,150)	12,359	2,889,284	13,847	(9,412)	-
Voya Small Company Portfolio - Class I	720,942	23,666	(134,778)	19,794	629,624	-	2,838	-
Voya U.S. Bond Index Portfolio - Class I	2,634,775	203,624	(426,747)	7,097	2,418,749	14,499	(3,632)	-
Voya U.S. Stock Index Portfolio - Class I	895,000	53,248	(253,937)	46,850	741,161	-	4,509	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,406,582	95,146	(226,084)	6,372	1,282,016	9,903	(422)	-
VY® Clarion Global Real Estate Portfolio - Class I	359,616	11,833	(64,539)	6,092	313,002	-	(2,061)	-
VY® Clarion Real Estate Portfolio - Class I	362,244	11,833	(65,332)	1,072	309,817	-	1,199	-
VY® Goldman Sachs Bond Portfolio - Class I	3,726,858	208,812	(586,450)	24,957	3,374,177	-	5,910	-
VY® Invesco Comstock Portfolio - Class I	729,813	23,666	(120,904)	(4,250)	628,325	-	19,797	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,527,976	118,330	(648,113)	228,958	3,227,151	-	(45,466)	-
VY® T. Rowe Price Equity Income Portfolio - Class I	1,437,718	147,815	(441,904)	37,135	1,180,764	-	9,418	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	523,599	17,749	(110,041)	57,463	488,770	-	(1,300)	-
	$33,338,594	$1,803,273	$(6,157,682)	$1,058,234	$30,042,419	$95,115	$(102,765)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Solution Moderately Conservative Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	9	06/16/17	$328,938	$3,876
Mini MSCI Emerging Markets Index	7	06/16/17	336,490	(4,279)
			$665,428	$(403)
Short Contracts
S&P 500 E-Mini	(5)	06/16/17	(589,800)	(2,617)
			$(589,800)	$(2,617)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$3,876
Total Asset Derivatives		$3,876

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$6,896
Total Liability Derivatives		$6,896

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.5%
1,607	iShares Barclays 20+ Year Treasury Bond Fund	$193,981	0.7
6,819	iShares MSCI Emerging Markets Index Fund	268,601	1.0
2,067	SPDR Trust Series 1	487,275	1.8
4,377	WisdomTree Europe Hedged Equity Fund	274,919	1.0

	Total Exchange-Traded Funds
	(Cost $1,247,511)	1,224,776	4.5

MUTUAL FUNDS: 95.3%
	Affiliated Investment Companies: 93.9%
137,909	Voya Floating Rate Fund - Class I	1,369,433	5.0
169,138	Voya Global Bond Fund - Class R6	1,637,253	6.0
67,408	Voya High Yield Bond Fund - Class R6	546,007	2.0
123,112	Voya Intermediate Bond Fund - Class R6	1,231,120	4.5
88,751	Voya International Index Portfolio - Class I	842,252	3.1
50,882	Voya Large Cap Growth Portfolio - Class I	964,724	3.5
40,003	Voya Large Cap Value Fund - Class R6	544,444	2.0
50,941	@ Voya MidCap Opportunities Portfolio - Class I	683,633	2.5
52,056	Voya Multi-Manager International Equity Fund - Class I	560,638	2.0
173,215	Voya Multi-Manager International Factors Fund - Class I	1,676,722	6.1
103,202	Voya Multi-Manager Large Cap Core Portfolio - Class I	1,627,495	5.9
58,445	Voya Multi-Manager Mid Cap Value Fund - Class I	672,122	2.5
117,998	Voya Short Term Bond Fund - Class R6	1,161,097	4.2
23,528	Voya Small Company Portfolio - Class I	537,152	2.0
156,156	Voya U.S. Bond Index Portfolio - Class I	1,647,441	6.0
79,260	Voya U.S. Stock Index Portfolio - Class I	1,157,983	4.2
199,092	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,911,283	7.0
22,543	VY® Clarion Global Real Estate Portfolio - Class I	267,357	1.0
7,177	VY® Clarion Real Estate Portfolio - Class I	264,911	1.0
134,227	VY® Goldman Sachs Bond Portfolio - Class I	1,362,405	5.0
45,030	VY® Invesco Comstock Portfolio - Class I	802,432	2.9
102,187	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,744,737	10.0
37,951	VY® T. Rowe Price Equity Income Portfolio - Class I	543,454	2.0
11,266	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	969,641	3.5
		25,725,736	93.9

	Unaffiliated Investment Companies: 1.4%
76,690	@ Credit Suisse Commodity Return Strategy Fund - Class I	381,916	1.4

	Total Mutual Funds
	(Cost $25,262,159)	26,107,652	95.3

	Total Investments in Securities (Cost $26,509,670)	$27,332,428	99.8
	Assets in Excess of Other Liabilities	48,387	0.2
	Net Assets	$27,380,815	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $26,717,077.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$912,288
Gross Unrealized Depreciation	(296,937)

Net Unrealized Appreciation	$615,351

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,224,776	$–	$–	$1,224,776
Mutual Funds	26,107,652	–	–	26,107,652
Total Investments, at fair value	$27,332,428	$–	$–	$27,332,428

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,110,510	$322,286	$(58,173)	$(5,190)	$1,369,433	$12,684	$1,288	$-
Voya Global Bond Fund - Class R6	1,312,994	363,582	(69,303)	29,980	1,637,253	-	2,050	-
Voya High Yield Bond Fund - Class R6	448,744	117,905	(21,381)	739	546,007	6,489	2,404	-
Voya Intermediate Bond Fund - Class R6	991,201	289,571	(53,300)	3,648	1,231,120	9,151	215	-
Voya International Index Portfolio - Class I	448,823	386,227	(42,795)	49,997	842,252	-	1,809	-
Voya Large Cap Growth Portfolio - Class I	765,781	191,569	(67,014)	74,388	964,724	-	1,442	-
Voya Large Cap Value Fund - Class R6	450,982	109,468	(31,067)	15,061	544,444	-	8,232	-
Voya MidCap Opportunities Portfolio - Class I	545,865	136,835	(47,831)	48,764	683,633	-	1,413	-
Voya Multi-Manager International Equity Fund - Class I	667,223	109,652	(240,272)	24,035	560,638	-	12,420	-
Voya Multi-Manager International Factors Fund - Class I	1,349,208	328,405	(99,316)	98,425	1,676,722	-	9,886	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,333,324	328,405	(101,256)	67,022	1,627,495	-	15,564	-
Voya Multi-Manager Mid Cap Value Fund - Class I	556,412	136,835	(36,549)	15,424	672,122	-	5,505	-
Voya Short Term Bond Fund - Class R6	934,435	276,327	(50,567)	902	1,161,097	4,678	(25)	-
Voya Small Company Portfolio - Class I	448,939	109,468	(27,471)	6,216	537,152	-	8,864	-
Voya U.S. Bond Index Portfolio - Class I	1,331,484	393,875	(81,722)	3,804	1,647,441	8,389	(1,451)	-
Voya U.S. Stock Index Portfolio - Class I	1,006,181	519,974	(405,320)	37,148	1,157,983	-	24,700	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,536,704	449,112	(80,269)	5,736	1,911,283	11,460	2,976	-
VY® Clarion Global Real Estate Portfolio - Class I	224,349	54,734	(14,956)	3,230	267,357	-	(400)	-
VY® Clarion Real Estate Portfolio - Class I	225,928	54,734	(14,809)	(942)	264,911	-	2,467	-
VY® Goldman Sachs Bond Portfolio - Class I	1,098,811	312,662	(59,390)	10,322	1,362,405	-	70	-
VY® Invesco Comstock Portfolio - Class I	680,809	164,202	(43,575)	996	802,432	-	12,323	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,201,074	547,341	(131,912)	128,234	2,744,737	-	(1,744)	-
VY® T. Rowe Price Equity Income Portfolio - Class I	447,275	109,468	(28,990)	15,701	543,454	-	470	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	762,713	191,569	(69,851)	85,210	969,641	-	4,217	-
	$20,879,769	$6,004,206	$(1,877,089)	$718,850	$25,725,736	$52,851	$114,695	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.7%
130,884	iShares Barclays 20+ Year Treasury Bond Fund	$15,799,008	1.7
153,033	SPDR Trust Series 1	36,075,999	4.0

	Total Exchange-Traded Funds
	(Cost $50,305,991)	51,875,007	5.7

MUTUAL FUNDS: 94.1%
	Affiliated Investment Companies: 92.6%
1,731,365	Voya Emerging Markets Index Portfolio - Class I	18,525,601	2.0
4,582,101	Voya Floating Rate Fund - Class I	45,500,260	5.0
5,616,975	Voya Global Bond Fund - Class R6	54,372,317	6.0
2,239,188	Voya High Yield Bond Fund - Class R6	18,137,426	2.0
4,089,272	Voya Intermediate Bond Fund - Class R6	40,892,715	4.5
4,386,849	Voya International Index Portfolio - Class I	41,631,201	4.6
1,932,079	Voya Large Cap Growth Portfolio - Class I	36,632,227	4.0
1,329,083	Voya Large Cap Value Fund - Class R6	18,088,824	2.0
2,368,903	@ Voya MidCap Opportunities Portfolio - Class I	31,790,675	3.5
879,105	Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,336,097	1.0
4,075,969	Voya Multi-Manager International Equity Fund - Class I	43,898,188	4.8
4,524,879	Voya Multi-Manager International Factors Fund - Class I	43,800,833	4.8
3,996,133	Voya Multi-Manager Large Cap Core Portfolio - Class I	63,019,010	6.9
2,716,357	Voya Multi-Manager Mid Cap Value Fund - Class I	31,238,108	3.4
2,075,058	Voya Short Term Bond Fund - Class R6	20,418,566	2.2
1,188,090	Voya Small Company Portfolio - Class I	27,124,089	3.0
3,434,582	Voya U.S. Bond Index Portfolio - Class I	36,234,835	4.0
1,855,985	Voya U.S. Stock Index Portfolio - Class I	27,115,944	3.0
747,965	VY® Clarion Global Real Estate Portfolio - Class I	8,870,869	1.0
238,043	VY® Clarion Real Estate Portfolio - Class I	8,786,166	1.0
3,565,950	VY® Goldman Sachs Bond Portfolio - Class I	36,194,394	4.0
1,993,857	VY® Invesco Comstock Portfolio - Class I	35,530,523	3.9
3,394,970	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	91,188,898	10.0
1,260,653	VY® T. Rowe Price Equity Income Portfolio - Class I	18,052,547	2.0
427,820	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	36,822,497	4.0
		843,202,810	92.6

	Unaffiliated Investment Companies: 1.5%
2,679,337	@ Credit Suisse Commodity Return Strategy Fund - Class I	13,343,097	1.5

	Total Mutual Funds
	(Cost $842,743,035)	856,545,907	94.1

	Total Investments in Securities (Cost $893,049,026)	$908,420,914	99.8
	Assets in Excess of Other Liabilities	1,996,676	0.2
	Net Assets	$910,417,590	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $913,209,393.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$22,534,082
Gross Unrealized Depreciation	(27,322,561)

Net Unrealized Depreciation	$(4,788,479)

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$51,875,007	$–	$–	$51,875,007
Mutual Funds	856,545,907	–	–	856,545,907
Total Investments, at fair value	$908,420,914	$–	$–	$908,420,914
Other Financial Instruments+
Futures	106,388	–	–	106,388
Total Assets	$908,527,302	$–	$–	$908,527,302
Liabilities Table
Other Financial Instruments+
Futures	$(194,828)	$–	$–	$(194,828)
Total Liabilities	$(194,828)	$–	$–	$(194,828)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$17,744,852	$200,193	$(1,460,924)	$2,041,480	$18,525,601	-	$13,440	$-
Voya Floating Rate Fund - Class I	44,882,064	2,577,600	(1,868,011)	(91,393)	45,500,260	458,902	(43,487)	-
Voya Global Bond Fund - Class R6	52,960,688	2,412,172	(2,240,676)	1,240,133	54,372,317	-	(51,247)	-
Voya High Yield Bond Fund - Class R6	18,153,839	579,760	(767,251)	171,078	18,137,426	235,804	(37,442)	-
Voya Intermediate Bond Fund - Class R6	39,997,229	2,384,784	(1,658,415)	169,117	40,892,715	332,285	(16,344)	-
Voya International Index Portfolio - Class I	18,158,620	22,933,346	(2,392,770)	2,932,005	41,631,201	-	(232,599)	-
Voya Large Cap Growth Portfolio - Class I	35,320,276	400,386	(2,269,937)	3,181,502	36,632,227	-	38,417	-
Voya Large Cap Value Fund - Class R6	18,272,247	200,193	(1,217,727)	834,111	18,088,824	-	35,374	-
Voya MidCap Opportunities Portfolio - Class I	30,842,492	350,337	(2,508,807)	3,106,653	31,790,675	-	(467,389)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,825,764	100,096	(755,999)	1,166,236	9,336,097	-	(46,087)	-
Voya Multi-Manager International Equity Fund - Class I	53,927,891	475,458	(13,652,185)	3,147,024	43,898,188	-	(106,463)	-
Voya Multi-Manager International Factors Fund - Class I	54,607,258	475,458	(17,531,769)	6,249,886	43,800,833	-	(2,911,678)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	61,037,724	3,055,325	(4,151,217)	3,077,178	63,019,010	-	410,092	-
Voya Multi-Manager Mid Cap Value Fund - Class I	31,519,136	350,337	(2,176,001)	1,544,636	31,238,108	-	(421,004)	-
Voya Short Term Bond Fund - Class R6	19,974,891	1,245,654	(837,283)	35,304	20,418,566	89,723	(16,248)	-
Voya Small Company Portfolio - Class I	27,265,755	675,289	(1,462,713)	645,758	27,124,089	-	222,355	-
Voya U.S. Bond Index Portfolio - Class I	34,778,247	3,498,049	(2,124,294)	82,833	36,234,835	196,578	(26,092)	-
Voya U.S. Stock Index Portfolio - Class I	27,051,477	300,289	(1,795,250)	1,559,428	27,115,944	-	18,686	-
VY® Clarion Global Real Estate Portfolio - Class I	9,064,818	100,096	(414,074)	120,029	8,870,869	-	(12,406)	-
VY® Clarion Real Estate Portfolio - Class I	9,136,679	100,096	(375,375)	(75,234)	8,786,166	-	137,210	-
VY® Goldman Sachs Bond Portfolio - Class I	35,454,120	1,892,758	(1,446,570)	294,086	36,194,394	-	13,049	-
VY® Invesco Comstock Portfolio - Class I	36,833,252	400,386	(2,144,399)	441,284	35,530,523	-	305,691	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	88,866,305	1,293,309	(3,815,698)	4,844,982	91,188,898	-	(166,651)	-
VY® T. Rowe Price Equity Income Portfolio - Class I	18,106,023	200,193	(844,962)	591,293	18,052,547	-	11,333	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	35,159,519	400,385	(2,708,332)	3,970,925	36,822,497	-	(148,359)	-
	$827,941,166	$46,601,949	$(72,620,639)	$41,280,334	$843,202,810	$1,313,292	$(3,497,849)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	247	06/16/17	$9,027,524	$106,388
Mini MSCI Emerging Markets Index	186	06/16/17	8,941,020	(113,704)
			$17,968,544	$(7,316)
Short Contracts
S&P 500 E-Mini	(155)	06/16/17	(18,283,800)	(81,124)
			$(18,283,800)	$(81,124)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$106,388
Total Asset Derivatives		$106,388

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$194,828
Total Liability Derivatives		$194,828

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.6%
4,471	iShares Barclays 20+ Year Treasury Bond Fund	$539,694	2.7
5,030	iShares MSCI Emerging Markets Index Fund	198,132	1.0
1,624	SPDR Trust Series 1	382,842	1.9
3,229	WisdomTree Europe Hedged Equity Fund	202,813	1.0

	Total Exchange-Traded Funds
	(Cost $1,346,841)	1,323,481	6.6

MUTUAL FUNDS: 93.3%
	Affiliated Investment Companies: 91.9%
38,099	Voya Emerging Markets Index Portfolio - Class I	407,664	2.0
100,857	Voya Floating Rate Fund - Class I	1,001,511	5.0
49,316	Voya High Yield Bond Fund - Class R6	399,457	2.0
23,175	Voya Index Plus LargeCap Portfolio - Class I	599,302	3.0
75,040	Voya Intermediate Bond Fund - Class R6	750,395	3.7
108,155	Voya International Index Portfolio - Class I	1,026,391	5.1
47,853	Voya Large Cap Growth Portfolio - Class I	907,288	4.5
29,262	Voya Large Cap Value Fund - Class R6	398,257	2.0
52,181	@ Voya MidCap Opportunities Portfolio - Class I	700,267	3.5
38,685	Voya Multi-Manager Emerging Markets Equity Fund - Class I	410,835	2.1
95,163	Voya Multi-Manager International Equity Fund - Class I	1,024,903	5.1
105,554	Voya Multi-Manager International Factors Fund - Class I	1,021,764	5.1
100,671	Voya Multi-Manager Large Cap Core Portfolio - Class I	1,587,584	7.9
59,897	Voya Multi-Manager Mid Cap Value Fund - Class I	688,819	3.4
25,383	Voya Short Term Bond Fund - Class R6	249,771	1.2
25,843	Voya Small Company Portfolio - Class I	589,996	2.9
33,789	Voya U.S. Bond Index Portfolio - Class I	356,479	1.8
69,428	Voya U.S. Stock Index Portfolio - Class I	1,014,348	5.1
24,757	VY® Clarion Global Real Estate Portfolio - Class I	293,618	1.5
7,885	VY® Clarion Real Estate Portfolio - Class I	291,033	1.5
39,276	VY® Goldman Sachs Bond Portfolio - Class I	398,647	2.0
54,937	VY® Invesco Comstock Portfolio - Class I	978,970	4.9
74,733	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,007,333	10.0
27,765	VY® T. Rowe Price Equity Income Portfolio - Class I	397,597	2.0
10,595	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	911,878	4.6
		18,414,107	91.9

	Unaffiliated Investment Companies: 1.4%
56,672	@ Credit Suisse Commodity Return Strategy Fund - Class I	282,225	1.4

	Total Mutual Funds
	(Cost $17,823,091)	18,696,332	93.3

	Total Investments in Securities (Cost $19,169,932)	$20,019,813	99.9
	Assets in Excess of Other Liabilities	25,362	0.1
	Net Assets	$20,045,175	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $19,295,240.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$884,657
Gross Unrealized Depreciation	(160,084)

Net Unrealized Appreciation	$724,573

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,323,481	$–	$–	$1,323,481
Mutual Funds	18,696,332	–	–	18,696,332
Total Investments, at fair value	$20,019,813	$–	$–	$20,019,813

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$295,424	$102,466	$(27,696)	$37,470	$407,664	$-	$883	$-
Voya Floating Rate Fund - Class I	745,459	301,213	(41,364)	(3,797)	1,001,511	8,964	1,023	-
Voya High Yield Bond Fund - Class R6	301,238	112,924	(15,883)	1,178	399,457	4,588	1,071	-
Voya Index Plus LargeCap Portfolio - Class I	446,418	153,698	(31,095)	30,281	599,302	-	4,278	-
Voya Intermediate Bond Fund - Class R6	554,508	225,182	(31,751)	2,456	750,395	5,391	39	-
Voya International Index Portfolio - Class I	301,304	707,633	(37,637)	55,091	1,026,391	-	2,398	-
Voya Large Cap Growth Portfolio - Class I	660,430	230,547	(51,732)	68,043	907,288	-	655	-
Voya Large Cap Value Fund - Class R6	302,679	102,466	(19,137)	12,249	398,257	-	4,338	-
Voya MidCap Opportunities Portfolio - Class I	512,733	179,315	(40,173)	48,392	700,267	-	1,000	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	293,891	102,466	(22,802)	37,280	410,835	-	4,947	-
Voya Multi-Manager International Equity Fund - Class I	970,469	261,233	(260,201)	53,402	1,024,903	-	8,030	-
Voya Multi-Manager International Factors Fund- Class I	981,298	257,067	(269,369)	52,768	1,021,764	-	13,917	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,192,901	409,862	(79,133)	63,954	1,587,584	-	13,791	-
Voya Multi-Manager Mid Cap Value Fund - Class I	522,688	179,315	(29,857)	16,673	688,819	-	4,124	-
Voya Short Term Bond Fund - Class R6	184,582	75,588	(10,676)	277	249,771	974	(79)	-
Voya Small Company Portfolio - Class I	451,949	153,698	(25,248)	9,597	589,996	-	6,726	-
Voya U.S. Bond Index Portfolio - Class I	290,509	233,903	(174,041)	6,108	356,479	1,863	(5,494)	-
Voya U.S. Stock Index Portfolio - Class I	812,727	537,944	(366,424)	30,101	1,014,348	-	23,879	-
VY® Clarion Global Real Estate Portfolio - Class I	226,033	77,110	(12,461)	2,936	293,618	-	254	-
VY® Clarion Real Estate Portfolio - Class I	227,661	76,849	(14,409)	932	291,033	-	785	-
VY® Goldman Sachs Bond Portfolio - Class I	295,098	117,412	(17,235)	3,372	398,647	-	(280)	-
VY® Invesco Comstock Portfolio - Class I	761,426	256,164	(44,281)	5,661	978,970	-	10,333	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,477,146	525,653	(84,688)	89,222	2,007,333	-	84	-
VY® T. Rowe Price Equity Income Portfolio - Class I	300,141	102,759	(16,515)	11,212	397,597	-	440	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	657,787	230,547	(53,228)	76,772	911,878	-	3,803	-
	$13,766,499	$5,713,014	$(1,777,036)	$711,630	$18,414,107	$21,780	$100,945	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.7%
53,978	iShares Barclays 20+ Year Treasury Bond Fund	$6,515,685	0.7
149,245	iShares Russell 1000 Value Index Fund	17,154,220	2.0
147,262	SPDR Trust Series 1	34,715,544	4.0

	Total Exchange-Traded Funds
	(Cost $54,642,143)	58,385,449	6.7

MUTUAL FUNDS: 93.1%
	Affiliated Investment Companies: 91.7%
1,666,356	Voya Emerging Markets Index Portfolio - Class I	17,830,008	2.0
4,409,164	Voya Floating Rate Fund - Class I	43,782,998	5.0
2,154,607	Voya High Yield Bond Fund - Class R6	17,452,315	2.0
1,012,694	Voya Index Plus LargeCap Portfolio - Class I	26,188,272	3.0
2,579,604	Voya Intermediate Bond Fund - Class R6	25,796,036	2.9
5,633,507	Voya International Index Portfolio - Class I	53,461,980	6.1
2,789,051	Voya Large Cap Growth Portfolio - Class I	52,880,408	6.0
1,916,615	Voya Large Cap Value Fund - Class R6	26,085,134	3.0
2,279,818	@ Voya MidCap Opportunities Portfolio - Class I	30,595,157	3.5
3,384,433	Voya Multi-Manager Emerging Markets Equity Fund - Class I	35,942,683	4.1
6,198,445	Voya Multi-Manager International Equity Fund - Class I	66,757,258	7.6
5,078,275	Voya Multi-Manager International Factors Fund - Class I	49,157,701	5.6
4,835,394	Voya Multi-Manager Large Cap Core Portfolio - Class I	76,254,160	8.7
2,614,114	Voya Multi-Manager Mid Cap Value Fund - Class I	30,062,311	3.4
1,133,441	Voya Small Company Portfolio - Class I	25,876,465	2.9
825,868	Voya U.S. Bond Index Portfolio - Class I	8,712,903	1.0
2,381,412	Voya U.S. Stock Index Portfolio - Class I	34,792,425	4.0
1,079,735	VY® Clarion Global Real Estate Portfolio - Class I	12,805,656	1.5
347,394	VY® Clarion Real Estate Portfolio - Class I	12,822,297	1.5
2,398,442	VY® Invesco Comstock Portfolio - Class I	42,740,245	4.9
2,286,918	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	61,426,627	7.0
617,563	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	53,153,677	6.0
		804,576,716	91.7

	Unaffiliated Investment Companies: 1.4%
2,578,097	@ Credit Suisse Commodity Return Strategy Fund - Class I	12,838,925	1.4

	Total Mutual Funds
	(Cost $794,572,605)	817,415,641	93.1

	Total Investments in Securities (Cost $849,214,748)	$875,801,090	99.8
	Assets in Excess of Other Liabilities	1,955,159	0.2
	Net Assets	$877,756,249	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $864,442,674.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$32,850,990
Gross Unrealized Depreciation	(21,492,574)

Net Unrealized Appreciation	$11,358,416

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$58,385,449	$–	$–	$58,385,449
Mutual Funds	817,415,641	–	–	817,415,641
Total Investments, at fair value	$875,801,090	$–	$–	$875,801,090
Other Financial Instruments+
Futures	102,512	–	–	102,512
Total Assets	$875,903,602	$–	$–	$875,903,602
Liabilities Table
Other Financial Instruments+
Futures	$(188,020)	$–	$–	$(188,020)
Total Liabilities	$(188,020)	$–	$–	$(188,020)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$16,866,148	$205,063	$(1,193,175)	$1,951,972	$17,830,008	$-	$6,498	$-
Voya Floating Rate Fund - Class I	42,658,867	3,015,064	(1,802,887)	(88,046)	43,782,998	437,806	(40,938)	-
Voya High Yield Bond Fund - Class R6	17,254,641	777,654	(712,692)	132,712	17,452,315	224,958	(7,912)	-
Voya Index Plus LargeCap Portfolio - Class I	25,570,146	307,594	(1,271,311)	1,581,843	26,188,272	-	144,287	-
Voya Intermediate Bond Fund - Class R6	24,922,276	1,818,907	(1,047,317)	102,170	25,796,036	207,763	(7,768)	-
Voya International Index Portfolio - Class I	17,260,051	34,999,144	(2,381,135)	3,583,920	53,461,980	-	(228,970)	-
Voya Large Cap Growth Portfolio - Class I	50,356,044	615,189	(2,310,061)	4,219,236	52,880,408	-	376,159	-
Voya Large Cap Value Fund - Class R6	25,385,505	1,274,860	(1,855,198)	1,279,967	26,085,134	-	(93,249)	-
Voya MidCap Opportunities Portfolio - Class I	29,314,584	358,860	(1,743,927)	2,665,640	30,595,157	-	(155,917)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	33,554,846	410,126	(2,454,378)	4,432,089	35,942,683	-	(159,046)	-
Voya Multi-Manager International Equity Fund - Class I	81,160,453	1,520,000	(22,621,443)	6,698,248	66,757,258	-	(2,107,503)	-
Voya Multi-Manager International Factors Fund - Class I	64,880,186	563,923	(22,937,866)	6,651,458	49,157,701	-	(2,892,329)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	73,362,446	3,738,622	(5,211,021)	4,364,113	76,254,160	-	(171,847)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	29,956,636	358,860	(1,551,457)	1,298,272	30,062,311	-	(235,218)	-
Voya Small Company Portfolio - Class I	25,915,169	442,594	(1,128,773)	647,475	25,876,465	-	172,942	-
Voya U.S. Bond Index Portfolio - Class I	8,158,275	1,158,788	(629,104)	24,944	8,712,903	46,277	(12,423)	-
Voya U.S. Stock Index Portfolio - Class I	34,280,199	410,126	(1,824,201)	1,926,301	34,792,425	-	71,326	-
VY® Clarion Global Real Estate Portfolio - Class I	12,925,541	257,964	(534,249)	156,400	12,805,656	-	(5,664)	-
VY® Clarion Real Estate Portfolio - Class I	13,028,119	288,797	(417,471)	(77,148)	12,822,297	-	165,510	-
VY® Invesco Comstock Portfolio - Class I	43,755,087	512,657	(2,110,177)	582,678	42,740,245	-	290,355	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	59,125,635	1,652,928	(2,662,697)	3,310,761	61,426,627	-	(195,968)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	50,126,572	615,189	(2,487,999)	4,899,915	53,153,677	-	557,388	-
	$779,817,426	$55,302,909	$(80,888,539)	$50,344,920	$804,576,716	$916,804	$(4,530,287)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	238	06/16/17	$8,698,585	$102,512
Mini MSCI Emerging Markets Index	180	06/16/17	8,652,600	(110,036)
			$17,351,185	$(7,524)
Short Contracts
S&P 500 E-Mini	(149)	06/16/17	(17,576,040)	(77,984)
			$(17,576,040)	$(77,984)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$102,512
Total Asset Derivatives		$102,512

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$188,020
Total Liability Derivatives		$188,020

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.7%
4,462	iShares MSCI Emerging Markets Index Fund	$175,758	1.0
5,954	iShares Russell 1000 Value Index Fund	684,353	3.8
1,419	SPDR Trust Series 1	334,515	1.9
2,864	WisdomTree Europe Hedged Equity Fund	179,888	1.0

	Total Exchange-Traded Funds (Cost $1,320,691)	1,374,514	7.7

MUTUAL FUNDS: 92.2%
	Affiliated Investment Companies: 90.9%
34,136	Voya Emerging Markets Index Portfolio - Class I	365,253	2.0
36,164	Voya Floating Rate Fund - Class I	359,112	2.0
44,214	Voya High Yield Bond Fund - Class R6	358,136	2.0
13,853	Voya Index Plus LargeCap Portfolio - Class I	358,238	2.0
50,233	Voya Intermediate Bond Fund - Class R6	502,329	2.8
116,288	Voya International Index Portfolio - Class I	1,103,574	6.1
61,964	Voya Large Cap Growth Portfolio - Class I	1,174,846	6.5
34,212	Voya Large Cap Value Fund - Class R6	465,624	2.6
66,842	@ Voya MidCap Opportunities Portfolio - Class I	897,015	5.0
69,315	Voya Multi-Manager Emerging Markets Equity Fund - Class I	736,129	4.1
127,907	Voya Multi-Manager International Equity Fund - Class I	1,377,562	7.7
104,050	Voya Multi-Manager International Factors Fund - Class I	1,007,200	5.6
103,887	Voya Multi-Manager Large Cap Core Portfolio - Class I	1,638,290	9.1
76,762	Voya Multi-Manager Mid Cap Value Fund - Class I	882,763	4.9
30,913	Voya Small Company Portfolio - Class I	705,739	3.9
48,865	Voya U.S. Stock Index Portfolio - Class I	713,913	4.0
22,211	VY® Clarion Global Real Estate Portfolio - Class I	263,427	1.5
7,076	VY® Clarion Real Estate Portfolio - Class I	261,180	1.4
44,346	VY® Invesco Comstock Portfolio - Class I	790,244	4.4
45,223	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,214,694	6.7
13,718	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	1,180,693	6.6
		16,355,961	90.9

	Unaffiliated Investment Companies: 1.3%
47,454	@ Credit Suisse Commodity Return Strategy Fund - Class I	236,323	1.3

	Total Mutual Funds (Cost $15,768,866)	16,592,284	92.2

	Total Investments in Securities (Cost $17,089,557)	$17,966,798	99.9
	Assets in Excess of Other Liabilities	26,006	0.1
	Net Assets	$17,992,804	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $17,220,289.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$886,842
Gross Unrealized Depreciation	(140,333)

Net Unrealized Appreciation	$746,509

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,374,514	$–	$–	$1,374,514
Mutual Funds	16,592,284	–	–	16,592,284
Total Investments, at fair value	$17,966,798	$–	$–	$17,966,798

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$221,519	$130,145	$(18,206)	$31,795	$365,253	$-	$192	$-
Voya Floating Rate Fund - Class I	223,466	147,598	(10,688)	(1,264)	359,112	3,067	243	-
Voya High Yield Bond Fund - Class R6	225,811	141,573	(10,273)	1,025	358,136	3,923	658	-
Voya Index Plus LargeCap Portfolio - Class I	223,215	130,145	(12,975)	17,853	358,238	-	1,545	-
Voya Intermediate Bond Fund - Class R6	310,200	205,924	(15,477)	1,682	502,329	3,443	(174)	-
Voya International Index Portfolio - Class I	226,038	845,855	(25,090)	56,771	1,103,574	-	1,088	-
Voya Large Cap Growth Portfolio - Class I	715,185	422,972	(48,654)	85,343	1,174,846	-	(2,606)	-
Voya Large Cap Value Fund - Class R6	310,586	422,972	(262,354)	(5,580)	465,624	-	23,894	-
Voya MidCap Opportunities Portfolio - Class I	549,225	325,363	(35,315)	57,742	897,015	-	667	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	440,717	260,291	(30,466)	65,587	736,129	-	5,692	-
Voya Multi-Manager International Equity Fund - Class I	1,063,770	506,913	(261,237)	68,116	1,377,562	-	8,146	-
Voya Multi-Manager International Factors Fund - Class I	849,580	358,455	(249,952)	49,117	1,007,200	-	12,361	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,037,212	940,299	(395,118)	55,897	1,638,290	-	19,449	-
Voya Multi-Manager Mid Cap Value Fund - Class I	560,142	325,363	(22,173)	19,431	882,763	-	5,285	-
Voya Small Company Portfolio - Class I	451,996	260,291	(19,697)	13,149	705,739	-	5,161	-
Voya U.S. Stock Index Portfolio - Class I	448,696	260,290	(27,589)	32,516	713,913	-	214	-
VY® Clarion Global Real Estate Portfolio - Class I	169,529	99,698	(8,092)	2,292	263,427	-	106	-
VY® Clarion Real Estate Portfolio - Class I	170,768	97,609	(7,836)	639	261,180	-	404	-
VY® Invesco Comstock Portfolio - Class I	514,188	292,827	(22,826)	6,055	790,244	-	4,777	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	747,382	453,652	(37,625)	51,285	1,214,694	-	(733)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	712,200	422,972	(51,914)	97,435	1,180,693	-	(1,413)	-
	$10,171,425	$7,051,207	$(1,573,557)	$706,886	$16,355,961	$10,433	$84,956	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.9%
52,687	iShares Barclays 20+ Year Treasury Bond Fund	$6,359,848	1.0
218,513	iShares Russell 1000 Value Index Fund	25,115,884	3.9
107,805	SPDR Trust Series 1	25,413,951	4.0

	Total Exchange-Traded Funds (Cost $51,881,444)	56,889,683	8.9

MUTUAL FUNDS: 90.9%
	Affiliated Investment Companies: 89.5%
1,221,840	Voya Emerging Markets Index Portfolio - Class I	13,073,692	2.0
1,131,448	Voya Floating Rate Fund - Class I	11,235,275	1.8
742,517	Voya Index Plus LargeCap Portfolio - Class I	19,201,481	3.0
1,763,074	Voya Intermediate Bond Fund - Class R6	17,630,740	2.7
5,170,883	Voya International Index Portfolio - Class I	49,071,678	7.6
2,556,201	Voya Large Cap Growth Portfolio - Class I	48,465,563	7.5
1,875,649	Voya Large Cap Value Fund - Class R6	25,527,588	4.0
2,626,819	@ Voya MidCap Opportunities Portfolio - Class I	35,251,909	5.5
2,481,595	Voya Multi-Manager Emerging Markets Equity Fund - Class I	26,354,542	4.1
4,854,424	Voya Multi-Manager International Equity Fund - Class I	52,282,143	8.1
3,723,455	Voya Multi-Manager International Factors Fund - Class I	36,043,040	5.6
4,031,841	Voya Multi-Manager Large Cap Core Portfolio - Class I	63,582,128	9.9
3,022,995	Voya Multi-Manager Mid Cap Value Fund - Class I	34,764,444	5.4
1,107,843	Voya Small Company Portfolio - Class I	25,292,047	3.9
1,310,013	Voya U.S. Stock Index Portfolio - Class I	19,139,291	3.0
791,719	VY® Clarion Global Real Estate Portfolio - Class I	9,389,792	1.5
251,971	VY® Clarion Real Estate Portfolio - Class I	9,300,257	1.4
1,758,558	VY® Invesco Comstock Portfolio - Class I	31,337,496	4.9
565,998	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	48,715,464	7.6
		575,658,570	89.5

	Unaffiliated Investment Companies: 1.4%
1,887,110	@ Credit Suisse Commodity Return Strategy Fund - Class I	9,397,806	1.4

	Total Mutual Funds (Cost $566,622,227)	585,056,376	90.9

	Total Investments in Securities (Cost $618,503,671)	$641,946,059	99.8
	Assets in Excess of Other Liabilities	1,423,028	0.2
	Net Assets	$643,369,087	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $628,458,132.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$27,479,178
Gross Unrealized Depreciation	(13,991,251)

Net Unrealized Appreciation	$13,487,927

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$56,889,683	$–	$–	$56,889,683
Mutual Funds	585,056,376	–	–	585,056,376
Total Investments, at fair value	$641,946,059	$–	$–	$641,946,059
Other Financial Instruments+
Futures	74,946	–	–	74,946
Total Assets	$642,021,005	$–	$–	$642,021,005
Liabilities Table
Other Financial Instruments+
Futures	$(137,742)	$–	$–	$(137,742)
Total Liabilities	$(137,742)	$–	$–	$(137,742)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$12,191,320	$226,038	$(764,239)	$1,420,573	$13,073,692	$-	$1,072	$-
Voya Floating Rate Fund - Class I	10,791,393	881,172	(413,672)	(23,618)	11,235,275	111,483	(9,352)	-
Voya Index Plus LargeCap Portfolio - Class I	18,482,193	320,987	(770,116)	1,168,417	19,201,481	-	83,010	-
Voya Intermediate Bond Fund - Class R6	16,592,861	1,842,562	(878,837)	74,154	17,630,740	139,408	(12,436)	-
Voya International Index Portfolio - Class I	21,831,955	25,903,624	(1,920,720)	3,256,819	49,071,678	-	(105,848)	-
Voya Large Cap Growth Portfolio - Class I	45,501,803	873,236	(1,794,054)	3,884,578	48,465,563	-	286,972	-
Voya Large Cap Value Fund - Class R6	24,300,952	1,938,851	(1,953,521)	1,241,306	25,527,588	-	(105,198)	-
Voya MidCap Opportunities Portfolio - Class I	33,300,071	651,524	(1,763,980)	3,064,294	35,251,909	-	(203,131)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	24,254,360	465,960	(1,579,346)	3,213,568	26,354,542	-	(108,755)	-
Voya Multi-Manager International Equity Fund - Class I	61,751,601	1,751,510	(15,143,398)	3,922,430	52,282,143	-	(378,147)	-
Voya Multi-Manager International Factors Fund - Class I	46,893,089	588,477	(16,652,928)	5,214,402	36,043,040	-	(2,486,889)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	61,745,716	1,069,958	(2,464,323)	3,230,777	63,582,128	-	352,751	-
Voya Multi-Manager Mid Cap Value Fund - Class I	34,023,643	805,164	(1,485,446)	1,421,083	34,764,444	-	(214,725)	-
Voya Small Company Portfolio - Class I	24,974,157	552,983	(892,687)	657,594	25,292,047	-	132,310	-
Voya U.S. Stock Index Portfolio - Class I	17,489,407	2,622,490	(1,895,268)	922,662	19,139,291	-	68,574	-
VY® Clarion Global Real Estate Portfolio - Class I	9,343,586	284,483	(350,575)	112,298	9,389,792	-	(4,015)	-
VY® Clarion Real Estate Portfolio - Class I	9,417,718	169,488	(248,815)	(38,134)	9,300,257	-	97,745	-
VY® Invesco Comstock Portfolio - Class I	31,618,719	534,979	(1,271,704)	455,502	31,337,496	-	172,812	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	45,295,086	889,430	(1,988,365)	4,519,313	48,715,464	-	432,412	-
	$549,799,630	$42,372,916	$(54,231,994)	$37,718,018	$575,658,570	$250,891	$(2,000,838)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	174	06/16/17	$6,359,470	$74,946
Mini MSCI Emerging Markets Index	132	06/16/17	6,345,240	(80,693)
			$12,704,710	$(5,747)
Short Contracts
S&P 500 E-Mini	(109)	06/16/17	(12,857,640)	(57,049)
			$(12,857,640)	$(57,049)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$74,946
Total Asset Derivatives		$74,946

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$137,742
Total Liability Derivatives		$137,742

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.6%
769	iShares Barclays 20+ Year Treasury Bond Fund	$92,826	0.9
2,416	iShares MSCI Emerging Markets Index Fund	95,166	1.0
3,227	iShares Russell 1000 Value Index Fund	370,911	3.8
794	SPDR Trust Series 1	187,178	1.9
1,550	WisdomTree Europe Hedged Equity Fund	97,356	1.0

	Total Exchange-Traded Funds (Cost $817,492)	843,437	8.6

MUTUAL FUNDS: 91.2%
	Affiliated Investment Companies: 89.9%
18,643	Voya Emerging Markets Index Portfolio - Class I	199,482	2.0
17,274	Voya Floating Rate Fund - Class I	171,533	1.7
11,341	Voya Index Plus LargeCap Portfolio - Class I	293,275	3.0
27,374	Voya Intermediate Bond Fund - Class R6	273,742	2.8
79,360	Voya International Index Portfolio - Class I	753,124	7.7
39,023	Voya Large Cap Growth Portfolio - Class I	739,879	7.5
29,603	Voya Large Cap Value Fund - Class R6	402,897	4.1
40,128	@ Voya MidCap Opportunities Portfolio - Class I	538,518	5.5
37,853	Voya Multi-Manager Emerging Markets Equity Fund - Class I	402,003	4.1
74,491	Voya Multi-Manager International Equity Fund - Class I	802,271	8.2
56,806	Voya Multi-Manager International Factors Fund - Class I	549,886	5.6
62,890	Voya Multi-Manager Large Cap Core Portfolio - Class I	991,773	10.1
46,080	Voya Multi-Manager Mid Cap Value Fund - Class I	529,916	5.4
16,869	Voya Small Company Portfolio - Class I	385,122	3.9
20,003	Voya U.S. Stock Index Portfolio - Class I	292,247	3.0
12,127	VY® Clarion Global Real Estate Portfolio - Class I	143,828	1.4
3,863	VY® Clarion Real Estate Portfolio - Class I	142,598	1.4
26,889	VY® Invesco Comstock Portfolio - Class I	479,160	4.9
8,639	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	743,541	7.6
		8,834,795	89.9

	Unaffiliated Investment Companies: 1.3%
26,143	@ Credit Suisse Commodity Return Strategy Fund - Class I	130,190	1.3

	Total Mutual Funds (Cost $8,456,237)	8,964,985	91.2

	Total Investments in Securities (Cost $9,273,729)	$9,808,422	99.8
	Assets in Excess of Other Liabilities	15,348	0.2
	Net Assets	$9,823,770	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $9,358,247.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$544,460
Gross Unrealized Depreciation	(94,285)

Net Unrealized Appreciation	$450,175

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$843,437	$–	$–	$843,437
Mutual Funds	8,964,985	–	–	8,964,985
Total Investments, at fair value	$9,808,422	$–	$–	$9,808,422

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$133,962	$54,298	$(6,326)	$17,548	$199,482	$-	$(18)	$-
Voya Floating Rate Fund - Class I	118,500	56,024	(2,481)	(510)	171,533	1,464	60	-
Voya Index Plus LargeCap Portfolio - Class I	202,920	81,448	(6,156)	15,063	293,275	-	663	-
Voya Intermediate Bond Fund - Class R6	186,205	103,708	(17,601)	1,430	273,742	1,900	(423)	-
Voya International Index Portfolio - Class I	239,638	481,014	(7,449)	39,921	753,124	-	745	-
Voya Large Cap Growth Portfolio - Class I	499,922	203,619	(16,909)	53,247	739,879	-	(973)	-
Voya Large Cap Value Fund - Class R6	282,360	217,193	(100,063)	3,407	402,897	-	12,345	-
Voya MidCap Opportunities Portfolio - Class I	365,814	149,320	(12,112)	35,496	538,518	-	(299)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	266,542	108,597	(10,245)	37,109	402,003	-	1,702	-
Voya Multi-Manager International Equity Fund - Class I	678,115	228,562	(143,416)	39,010	802,271	-	5,982	-
Voya Multi-Manager International Factors Fund- Class I	514,629	149,320	(140,522)	26,459	549,886	-	7,668	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	687,068	420,812	(145,820)	29,713	991,773	-	15,270	-
Voya Multi-Manager Mid Cap Value Fund - Class I	373,341	150,174	(6,412)	12,813	529,916	-	1,575	-
Voya Small Company Portfolio - Class I	274,008	108,597	(5,559)	8,076	385,122	-	1,500	-
Voya U.S. Stock Index Portfolio - Class I	204,028	81,448	(6,380)	13,151	292,247	-	264	-
VY® Clarion Global Real Estate Portfolio - Class I	102,638	41,941	(2,136)	1,385	143,828	-	41	-
VY® Clarion Real Estate Portfolio - Class I	103,429	40,724	(2,157)	602	142,598	-	138	-
VY® Invesco Comstock Portfolio - Class I	346,564	135,746	(7,961)	4,811	479,160	-	1,716	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	497,773	203,619	(20,100)	62,249	743,541	-	(931)	-
	$6,077,456	$3,016,164	$(659,805)	$400,980	$8,834,795	$3,364	$47,025	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.5%
9,224	iShares Barclays 20+ Year Treasury Bond Fund	$1,113,429	0.7
51,006	iShares Russell 1000 Value Index Fund	5,862,629	3.9
12,582	SPDR Trust Series 1	2,966,081	1.9

	Total Exchange-Traded Funds (Cost $8,958,078)	9,942,139	6.5

MUTUAL FUNDS: 93.3%
	Affiliated Investment Companies: 91.8%
288,899	Voya Emerging Markets Index Portfolio - Class I	3,091,224	2.0
175,616	Voya Index Plus LargeCap Portfolio - Class I	4,541,430	3.0
418,472	Voya Intermediate Bond Fund - Class R6	4,184,723	2.7
1,221,030	Voya International Index Portfolio - Class I	11,587,570	7.6
604,511	Voya Large Cap Growth Portfolio - Class I	11,461,533	7.5
449,393	Voya Large Cap Value Fund - Class R6	6,116,244	4.0
621,281	@ Voya MidCap Opportunities Portfolio - Class I	8,337,586	5.5
586,726	Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,231,034	4.1
1,146,469	Voya Multi-Manager International Equity Fund - Class I	12,347,473	8.1
880,404	Voya Multi-Manager International Factors Fund - Class I	8,522,308	5.6
953,608	Voya Multi-Manager Large Cap Core Portfolio - Class I	15,038,403	9.9
715,233	Voya Multi-Manager Mid Cap Value Fund - Class I	8,225,184	5.4
263,015	Voya Small Company Portfolio - Class I	6,004,642	3.9
727,483	Voya U.S. Stock Index Portfolio - Class I	10,628,528	7.0
187,334	VY® Clarion Global Real Estate Portfolio - Class I	2,221,777	1.5
60,192	VY® Clarion Real Estate Portfolio - Class I	2,221,686	1.5
416,037	VY® Invesco Comstock Portfolio - Class I	7,413,778	4.9
133,848	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	11,520,255	7.6
		139,695,378	91.8

	Unaffiliated Investment Companies: 1.5%
440,414	@ Credit Suisse Commodity Return Strategy Fund - Class I	2,193,263	1.5

	Total Mutual Funds (Cost $135,896,605)	141,888,641	93.3

	Total Investments in Securities (Cost $144,854,683)	$151,830,780	99.8
	Assets in Excess of Other Liabilities	331,103	0.2
	Net Assets	$152,161,883	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $149,420,190.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,272,503
Gross Unrealized Depreciation	(4,861,913)

Net Unrealized Appreciation	$2,410,590

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,942,139	$–	$–	$9,942,139
Mutual Funds	141,888,641	–	–	141,888,641
Total Investments, at fair value	$151,830,780	$–	$–	$151,830,780
Other Financial Instruments+
Futures	17,660	–	–	17,660
Total Assets	$151,848,440	$–	$–	$151,848,440
Liabilities Table
Other Financial Instruments+
Futures	$(32,559)	$–	$–	$(32,559)
Total Liabilities	$(32,559)	$–	$–	$(32,559)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,794,820	$166,246	$(197,793)	$327,951	$3,091,224	$-	$(1,458)	$-
Voya Index Plus LargeCap Portfolio - Class I	4,235,905	249,369	(210,442)	266,598	4,541,430	-	21,729	-
Voya Intermediate Bond Fund - Class R6	3,827,221	575,372	(235,242)	17,372	4,184,723	32,433	(2,756)	-
Voya International Index Portfolio - Class I	5,003,550	6,355,009	(530,291)	759,302	11,587,570	-	(31,189)	-
Voya Large Cap Growth Portfolio - Class I	10,430,145	638,454	(586,020)	978,954	11,461,533	-	(18,058)	-
Voya Large Cap Value Fund - Class R6	5,632,760	748,279	(519,962)	255,167	6,116,244	-	11,432	-
Voya MidCap Opportunities Portfolio - Class I	7,633,349	470,541	(506,805)	740,501	8,337,586	-	(82,780)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,560,357	340,502	(437,962)	768,137	6,231,034	-	(53,733)	-
Voya Multi-Manager International Equity Fund - Class I	14,154,056	906,664	(4,087,127)	1,373,880	12,347,473	-	(557,185)	-
Voya Multi-Manager International Factors Fund - Class I	10,746,843	464,133	(4,012,633)	1,323,965	8,522,308	-	(696,409)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	14,151,297	831,231	(745,277)	801,152	15,038,403	-	22,281	-
Voya Multi-Manager Mid Cap Value Fund - Class I	7,797,265	516,460	(484,959)	396,418	8,225,184	-	(119,626)	-
Voya Small Company Portfolio - Class I	5,723,080	382,493	(270,719)	169,788	6,004,642	-	11,738	-
Voya U.S. Stock Index Portfolio - Class I	9,833,036	920,171	(634,195)	509,516	10,628,528	-	63,260	-
VY® Clarion Global Real Estate Portfolio - Class I	2,141,682	154,745	(101,270)	26,620	2,221,777	-	(1,633)	-
VY® Clarion Real Estate Portfolio - Class I	2,158,379	148,531	(86,000)	776	2,221,686	-	13,637	-
VY® Invesco Comstock Portfolio - Class I	7,244,202	415,616	(362,199)	116,159	7,413,778	-	26,562	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	10,383,318	641,824	(673,570)	1,168,683	11,520,255	-	(29,391)	-
	$129,451,265	$14,925,640	$(14,682,466)	$10,000,939	$139,695,378	$32,433	$(1,423,579)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	41	06/16/17	$1,498,496	$17,660
Mini MSCI Emerging Markets Index	31	06/16/17	1,490,170	(18,951)
			$2,988,666	$(1,291)
Short Contracts
S&P 500 E-Mini	(26)	06/16/17	(3,066,960)	(13,608)
			$(3,066,960)	$(13,608)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$17,660
Total Asset Derivatives		$17,660

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$32,559
Total Liability Derivatives		$32,559

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.3%
285	iShares Barclays 20+ Year Treasury Bond Fund	$34,402	0.7
1,178	iShares MSCI Emerging Markets Index Fund	46,402	1.0
1,574	iShares Russell 1000 Value Index Fund	180,916	3.7
387	SPDR Trust Series 1	91,231	1.9
756	WisdomTree Europe Hedged Equity Fund	47,484	1.0

	Total Exchange-Traded Funds (Cost $389,081)	400,435	8.3

MUTUAL FUNDS: 91.7%
	Affiliated Investment Companies: 90.4%
9,236	Voya Emerging Markets Index Portfolio - Class I	98,829	2.0
5,616	Voya Index Plus LargeCap Portfolio - Class I	145,231	3.0
13,507	Voya Intermediate Bond Fund - Class R6	135,068	2.8
39,299	Voya International Index Portfolio - Class I	372,945	7.7
19,324	Voya Large Cap Growth Portfolio - Class I	366,382	7.5
14,865	Voya Large Cap Value Fund - Class R6	202,313	4.1
19,871	@ Voya MidCap Opportunities Portfolio - Class I	266,670	5.5
18,752	Voya Multi-Manager Emerging Markets Equity Fund - Class I	199,147	4.1
36,889	Voya Multi-Manager International Equity Fund - Class I	397,299	8.2
28,132	Voya Multi-Manager International Factors Fund - Class I	272,317	5.6
31,368	Voya Multi-Manager Large Cap Core Portfolio - Class I	494,670	10.2
22,821	Voya Multi-Manager Mid Cap Value Fund - Class I	262,437	5.4
8,355	Voya Small Company Portfolio - Class I	190,746	3.9
16,509	Voya U.S. Stock Index Portfolio - Class I	241,202	5.0
6,008	VY® Clarion Global Real Estate Portfolio - Class I	71,251	1.5
1,914	VY® Clarion Real Estate Portfolio - Class I	70,647	1.4
13,314	VY® Invesco Comstock Portfolio - Class I	237,257	4.9
4,277	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	368,157	7.6
		4,392,568	90.4

	Unaffiliated Investment Companies: 1.3%
12,882	@ Credit Suisse Commodity Return Strategy Fund - Class I	64,155	1.3

	Total Mutual Funds (Cost $4,250,519)	4,456,723	91.7

	Total Investments in Securities (Cost $4,639,600)	$4,857,158	100.0
	Assets in Excess of Other Liabilities	1,297	0.0
	Net Assets	$4,858,455	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $4,663,443.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$221,309
Gross Unrealized Depreciation	(27,594)

Net Unrealized Appreciation	$193,715

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$400,435	$–	$–	$400,435
Mutual Funds	4,456,723	–	–	4,456,723
Total Investments, at fair value	$4,857,158	$–	$–	$4,857,158

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$56,763	$40,503	$(6,204)	$7,767	$98,829	$-	$51	$-
Voya Index Plus LargeCap Portfolio - Class I	86,035	60,754	(7,584)	6,026	145,231	-	844	-
Voya Intermediate Bond Fund - Class R6	78,150	71,756	(15,647)	809	135,068	878	(335)	-
Voya International Index Portfolio - Class I	101,611	269,871	(16,457)	17,920	372,945	-	831	-
Voya Large Cap Growth Portfolio - Class I	211,893	151,885	(19,960)	22,564	366,382	-	545	-
Voya Large Cap Value Fund - Class R6	116,812	162,011	(75,108)	(1,402)	202,313	-	8,076	-
Voya MidCap Opportunities Portfolio - Class I	155,055	111,383	(15,453)	15,685	266,670	-	(237)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	112,946	81,005	(9,755)	14,951	199,147	-	2,563	-
Voya Multi-Manager International Equity Fund - Class I	287,474	167,600	(75,242)	17,467	397,299	-	2,963	-
Voya Multi-Manager International Factors Fund - Class I	218,234	111,383	(68,729)	11,429	272,317	-	3,944	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	287,252	313,896	(117,457)	10,979	494,670	-	7,899	-
Voya Multi-Manager Mid Cap Value Fund - Class I	158,325	112,004	(12,119)	4,227	262,437	-	1,452	-
Voya Small Company Portfolio - Class I	116,202	81,006	(8,357)	1,895	190,746	-	1,851	-
Voya U.S. Stock Index Portfolio - Class I	144,152	101,257	(13,129)	8,922	241,202	-	755	-
VY® Clarion Global Real Estate Portfolio - Class I	43,495	30,928	(3,479)	307	71,251	-	222	-
VY® Clarion Real Estate Portfolio - Class I	43,843	30,377	(3,449)	(124)	70,647	-	365	-
VY® Invesco Comstock Portfolio - Class I	147,028	101,257	(10,038)	(990)	237,257	-	2,912	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	210,945	151,885	(20,220)	25,547	368,157	-	1,520	-
	$2,576,215	$2,150,761	$(498,387)	$163,979	$4,392,568	$878	$36,221	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.6%
		Consumer Discretionary: 7.6%
18,228		Advance Auto Parts, Inc.	$2,702,483	0.7
25,591		Camping World Holdings, Inc.	825,054	0.2
32,664		Carnival Corp.	1,924,236	0.5
8,436	@	Century Communities, Inc.	214,274	0.1
90,373		ClubCorp Holdings, Inc.	1,450,487	0.4
35,995		CST Brands, Inc.	1,731,000	0.5
11,800		Culp, Inc.	368,160	0.1
31,487		Delphi Automotive PLC	2,534,389	0.7
344,983		Entravision Communications Corp.	2,138,895	0.6
35,947	@	Gray Television, Inc.	521,231	0.1
76,493		Honda Motor Co., Ltd. ADR	2,314,678	0.6
10,468		L Brands, Inc.	493,043	0.1
17,741	@	Malibu Boats, Inc.	398,285	0.1
37,434	@	MarineMax, Inc.	810,446	0.2
55,243		Mattel, Inc.	1,414,773	0.4
33,176		MCBC Holdings, Inc.	536,456	0.2
12,279		Peak Resorts, Inc.	69,376	0.0
12,831		Penske Auto Group, Inc.	600,619	0.2
92,860		Pulte Group, Inc.	2,186,853	0.6
13,714		Ralph Lauren Corp.	1,119,337	0.3
18,235	@	Red Robin Gourmet Burgers, Inc.	1,065,836	0.3
36,305		Target Corp.	2,003,673	0.6
23,412	@	Townsquare Media, Inc.	285,158	0.1
			27,708,742	7.6

		Consumer Staples: 5.2%
93,131		Conagra Brands, Inc.	3,756,905	1.0
13,204	@	Edgewell Personal Care Co.	965,741	0.3
29,412		General Mills, Inc.	1,735,602	0.5
21,850	@,L	Inventure Foods, Inc.	96,577	0.0
9,929		JM Smucker Co.	1,301,493	0.4
3,712		John B Sanfilippo & Son, Inc.	271,681	0.1
29,669		Kellogg Co.	2,154,266	0.6
18,771		Lamb Weston Holdings, Inc.	789,508	0.2
19,837		Mead Johnson Nutrition Co.	1,767,080	0.5
71,002		Mondelez International, Inc.	3,058,766	0.8
37,440		Sysco Corp.	1,943,885	0.5
13,204	@,L	TreeHouse Foods, Inc.	1,117,851	0.3
			18,959,355	5.2

		Energy: 10.3%
28,788		Aegean Marine Petroleum Network, Inc.	346,895	0.1
49,414		Anadarko Petroleum Corp.	3,063,668	0.8
81,107	L	Ardmore Shipping Corp.	652,911	0.2
62,432		Baker Hughes, Inc.	3,734,682	1.0
19,114	@	Callon Petroleum Co.	251,540	0.1
7,022		Cimarex Energy Co.	839,059	0.2
56,974	@	Contango Oil & Gas Co.	417,050	0.1
57,222		Devon Energy Corp.	2,387,302	0.7
3,383	@,L	Dril-Quip, Inc.	184,543	0.1
73,893		EQT Corp.	4,514,862	1.2
22,905	L	Euronav NV	180,950	0.0
30,725	@,L	Extraction Oil & Gas, Inc.	569,949	0.2
23,667	L	Frank's International N.V.	250,160	0.1
18,736		Halliburton Co.	921,999	0.3
29,894	@	Helix Energy Solutions Group, Inc.	232,276	0.1
13,643	L	Helmerich & Payne, Inc.	908,215	0.3
136,781		Imperial Oil Ltd.	4,167,663	1.1
19,478	@,L	Keane Group, Inc.	278,535	0.1
22,746	@,L	Mammoth Energy Services, Inc.	489,266	0.1
36,814		Marathon Petroleum Corp.	1,860,580	0.5
27,657	@	Matrix Service Co.	456,340	0.1
69,060		National Oilwell Varco, Inc.	2,768,615	0.8
99,112		Noble Energy, Inc.	3,403,506	0.9
48,173		Occidental Petroleum Corp.	3,052,241	0.8
105,897		Scorpio Tankers, Inc.	470,183	0.1
13,270	L	Spectra Energy Partners L.P.	579,368	0.2
26,129	@	WildHorse Resource Development Corp.	325,045	0.1
			37,307,403	10.3

		Financials: 24.3%
16,971		Aflac, Inc.	1,229,040	0.3
25,703		Allied World Assurance Co. Holdings Ltd.	1,364,829	0.4
13,171		Allstate Corp.	1,073,305	0.3
22,241		Ameriprise Financial, Inc.	2,884,213	0.8
67,009	L	Ares Management L.P.	1,269,821	0.4
19,323	@	Atlas Financial Holdings, Inc.	263,759	0.1
15,181		Bank of Hawaii Corp.	1,250,307	0.3
47,059		Bank of the Ozarks, Inc.	2,447,539	0.7
69,120		BankUnited, Inc.	2,578,867	0.7
71,146		BB&T Corp.	3,180,226	0.9
10,573		Blackstone Mortgage Trust, Inc.	327,340	0.1
52,643		Boston Private Financial Holdings, Inc.	863,345	0.2
42,431		Brown & Brown, Inc.	1,770,221	0.5
60,714		Capital Bank Financial Corp.	2,634,988	0.7
150,195		Capitol Federal Financial, Inc.	2,197,353	0.6
24,421		Chubb Ltd.	3,327,361	0.9
20,138		Comerica, Inc.	1,381,064	0.4
43,827		Commerce Bancshares, Inc.	2,461,324	0.7
114,922		Compass Diversified Holdings	1,907,705	0.5

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
34,242	@	FCB Financial Holdings, Inc.	$1,696,691	0.5
10,504	L	First Financial Bankshares, Inc.	421,210	0.1
41,795		First Hawaiian, Inc.	1,250,506	0.3
117,200	L	FNB Corp.	1,742,764	0.5
3,012	@	Hamilton Lane, Inc.	56,234	0.0
28,217		Hanover Insurance Group, Inc.	2,541,223	0.7
2,685		Infinity Property & Casualty Corp.	256,417	0.1
116,774		Invesco Ltd.	3,576,788	1.0
17,738		James River Group Holdings Ltd.	760,251	0.2
21,619		Kinsale Capital Group, Inc.	692,673	0.2
42,624		LegacyTexas Financial Group, Inc.	1,700,698	0.5
17,204		M&T Bank Corp.	2,661,975	0.7
21,965		Metlife, Inc.	1,160,191	0.3
13,039		New Residential Investment Corp.	221,402	0.1
84,173		Northern Trust Corp.	7,287,698	2.0
20,491		PNC Financial Services Group, Inc.	2,463,838	0.7
19,834		ProAssurance Corp.	1,194,999	0.3
774		Prosperity Bancshares, Inc.	53,956	0.0
17,835		Reinsurance Group of America, Inc.	2,264,688	0.6
22,434		RLI Corp.	1,346,489	0.4
23,792		Southside Bancshares, Inc.	798,697	0.2
21,429		State Street Corp.	1,705,963	0.5
17,463		SunTrust Banks, Inc.	965,704	0.3
28,045		T. Rowe Price Group, Inc.	1,911,267	0.5
18,619	@	Texas Capital Bancshares, Inc.	1,553,756	0.4
10,906		Torchmark Corp.	840,198	0.2
87,110		Two Harbors Investment Corp.	835,385	0.2
33,205		UMB Financial Corp.	2,500,669	0.7
53,980		Unum Group	2,531,122	0.7
27,802		Validus Holdings Ltd.	1,567,755	0.4
175,633		Valley National Bancorp	2,072,469	0.6
36,456	L	Westamerica Bancorp.	2,035,338	0.6
22,209	@	Western Alliance Bancorp.	1,090,240	0.3
			88,171,861	24.3

		Health Care: 7.9%
35,246		Abbott Laboratories	1,565,275	0.4
40,322	@	AMN Healthcare Services, Inc.	1,637,073	0.4
36,630		Baxter International, Inc.	1,899,632	0.5
26,562		Cardinal Health, Inc.	2,166,131	0.6
22,352	@	Express Scripts Holding Co.	1,473,220	0.4
18,799	@	HCA Holdings, Inc.	1,672,923	0.5
65,746	@	LifePoint Health, Inc.	4,306,363	1.2
1,199	@	Magellan Health, Inc.	82,791	0.0
11,610		McKesson Corp.	1,721,299	0.5
22,021		Owens & Minor, Inc.	761,927	0.2
27,834	@	PharMerica Corp.	651,316	0.2
21,605	@	Providence Service Corp.	960,126	0.3
21,800		Quest Diagnostics, Inc.	2,140,542	0.6
28,121		STERIS PLC	1,953,285	0.5
9,714		Utah Medical Products, Inc.	605,182	0.2
41,678		Zimmer Biomet Holdings, Inc.	5,089,300	1.4
			28,686,385	7.9

		Industrials: 14.2%
14,804		Apogee Enterprises, Inc.	882,466	0.3
14,808		Brink's Co.	791,488	0.2
19,984	@	Continental Building Products, Inc.	489,608	0.1
52,311	@	CSW Industrials, Inc.	1,919,814	0.5
14,108		Cummins, Inc.	2,133,130	0.6
11,693		Deluxe Corp.	843,884	0.2
12,092	@	DXP Enterprises, Inc.	457,924	0.1
9,138	@,L	Dycom Industries, Inc.	849,377	0.2
31,548		Emerson Electric Co.	1,888,463	0.5
16,620		EnPro Industries, Inc.	1,182,679	0.3
35,832	@	Foundation Building Materials, Inc.	572,237	0.2
36,660		Global Brass & Copper Holdings, Inc.	1,261,104	0.4
15,509	@	GMS, Inc.	543,435	0.2
20,670		Graham Corp.	475,410	0.1
46,976	@	Harsco Corp.	598,944	0.2
131,992		Heartland Express, Inc.	2,646,440	0.7
10,312		Hexcel Corp.	562,520	0.2
25,399		Hubbell, Inc.	3,049,150	0.8
40,318		Ingersoll-Rand PLC - Class A	3,278,660	0.9
84,420	@	Innerworkings, Inc.	840,823	0.2
36,706		Interface, Inc.	699,249	0.2
8,974		ITT, Inc.	368,113	0.1
180,208		Johnson Controls International plc	7,590,361	2.1
89,185		Koninklijke Philips NV	2,865,012	0.8
36,885		Korn/Ferry International	1,161,509	0.3
13,309		Multi-Color Corp.	944,939	0.3
50,904	@	NCI Building Systems, Inc.	873,004	0.2
12,841	@	On Assignment, Inc.	623,174	0.2
9,385		Parker Hannifin Corp.	1,504,603	0.4
27,079	@	PGT Innovations, Inc.	291,099	0.1
48,738		Republic Services, Inc.	3,061,234	0.9
32,377	@	Rexnord Corp.	747,261	0.2
8,199		Rockwell Automation, Inc.	1,276,666	0.4
63,529		Textron, Inc.	3,023,345	0.8
7,318		Valmont Industries, Inc.	1,137,949	0.3
			51,435,074	14.2

		Information Technology: 9.9%
117,027		Applied Materials, Inc.	4,552,350	1.2
16,415		AVX Corp.	268,878	0.1

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
35,012	@	BroadSoft, Inc.	$1,407,482	0.4
36,501	@	Cray, Inc.	799,372	0.2
60,512		CSRA, Inc.	1,772,397	0.5
61,095		Cypress Semiconductor Corp.	840,667	0.2
105,127		EVERTEC, Inc.	1,671,519	0.5
109,279	@	Exar Corp.	1,421,720	0.4
3,723	@	IPG Photonics Corp.	449,366	0.1
85,131	@	Keysight Technologies, Inc.	3,076,634	0.8
46,047	@	Kulicke & Soffa Industries, Inc.	935,675	0.3
22,529		Lam Research Corp.	2,891,823	0.8
72,099		Maxim Integrated Products	3,241,571	0.9
44,634		NetApp, Inc.	1,867,933	0.5
7,957	@	Netscout Systems, Inc.	301,968	0.1
21,280	@	OSI Systems, Inc.	1,553,227	0.4
37,658	@	Presidio, Inc.	583,134	0.2
32,623		TE Connectivity Ltd.	2,432,045	0.7
54,385	@	Teradata Corp.	1,692,461	0.5
96,119		Teradyne, Inc.	2,989,301	0.8
64,862	@	VeriFone Holdings, Inc.	1,214,865	0.3
			35,964,388	9.9

		Materials: 4.5%
40,288		Bemis Co., Inc.	1,968,472	0.5
2,879		Chase Corp.	274,657	0.1
226,811		Graphic Packaging Holding Co.	2,919,057	0.8
19,554		Innophos Holdings, Inc.	1,055,329	0.3
20,213		Innospec, Inc.	1,308,792	0.4
28,826		KapStone Paper and Packaging Corp.	665,881	0.2
20,275		Minerals Technologies, Inc.	1,553,065	0.4
13,503		Myers Industries, Inc.	214,022	0.1
31,690		Silgan Holdings, Inc.	1,881,118	0.5
36,522		Sonoco Products Co.	1,932,744	0.5
48,819		WestRock Co.	2,540,053	0.7
			16,313,190	4.5

		Real Estate: 5.4%
16,116		American Tower Corp.	1,958,739	0.5
37,577		Armada Hoffler Properties, Inc.	521,945	0.1
35,520		CareTrust REIT, Inc.	597,446	0.2
8,853		CBL & Associates Properties, Inc.	84,458	0.0
12,699		Chatham Lodging Trust	250,805	0.1
21,029		Community Healthcare Trust, Inc.	502,593	0.1
26,647		DiamondRock Hospitality Co.	297,114	0.1
48,157		Empire State Realty Trust, Inc.	993,961	0.3
1,427		EPR Properties	105,070	0.0
14,919		Four Corners Property Trust, Inc.	340,601	0.1
83,988		Kite Realty Group Trust	1,805,742	0.5
41,080		Lexington Realty Trust	409,978	0.1
79,882		MedEquities Realty Trust, Inc.	895,477	0.2
42,126		Medical Properties Trust, Inc.	543,004	0.1
49,848		MGM Growth Properties LLC	1,348,388	0.4
95,037		Piedmont Office Realty Trust, Inc.	2,031,891	0.6
14,274		RLJ Lodging Trust	335,582	0.1
26,398		Sabra Healthcare REIT, Inc.	737,296	0.2
34,960		Summit Hotel Properties, Inc.	558,661	0.2
15,271		Sunstone Hotel Investors, Inc.	234,104	0.1
22,314		Urstadt Biddle Properties, Inc.	458,776	0.1
139,502		Weyerhaeuser Co.	4,740,278	1.3
			19,751,909	5.4

		Telecommunication Services: 0.6%
39,382	@	Level 3 Communications, Inc.	2,253,438	0.6

		Utilities: 5.7%
32,572		Ameren Corp.	1,778,105	0.5
18,915		Atmos Energy Corp.	1,494,096	0.4
19,611		Consolidated Edison, Inc.	1,522,990	0.4
45,071		Edison International	3,588,102	1.0
18,579		Eversource Energy	1,092,074	0.3
25,458		NorthWestern Corp.	1,494,385	0.4
54,979		PG&E Corp.	3,648,406	1.0
27,649		Spire, Inc.	1,866,308	0.5
13,562		Westar Energy, Inc.	736,010	0.2
77,369		Xcel Energy, Inc.	3,439,052	1.0
			20,659,528	5.7

	Total Common Stock
	(Cost $299,282,156)		347,211,273	95.6

EXCHANGE-TRADED FUNDS: 1.6%
3,125		iShares Russell 2000 Value Index Fund	369,250	0.1
65,851		iShares Russell Midcap Value Index Fund	5,464,975	1.5

	Total Exchange-Traded Funds
	(Cost $5,434,504)		5,834,225	1.6

PREFERRED STOCK: 0.2%
		Industrials: 0.2%
13,889	@,L	Rexnord Corp.	762,923	0.2

	Total Preferred Stock
	(Cost $700,799)		762,923	0.2

	Total Long-Term Investments
	(Cost $305,417,459)		353,808,421	97.4

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.7%
	Securities Lending Collateralcc: 2.3%
2,023,157	Barclays Capital, Inc., Repurchase Agreement dated 03/31/17, 0.79%, due 04/03/17 (Repurchase Amount $2,023,288, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $2,063,621, due 10/15/17-02/15/46)	$2,023,157	0.5
425,610	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $425,638, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $434,122, due 04/01/17-02/20/67)	425,610	0.1
2,023,157	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $2,023,297, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $2,063,620, due 02/15/43-02/15/44)	2,023,157	0.5
2,023,157	NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $2,023,307, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $2,063,620, due 08/15/21-09/09/49)	2,023,157	0.6
2,023,200	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $2,023,350, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,063,666, due 01/15/19-02/15/46)	2,023,200	0.6
		8,518,281	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
8,578,019	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $8,578,019)	8,578,019	2.4

	Total Short-Term Investments
	(Cost $17,096,300)	17,096,300	4.7

	Total Investments in Securities (Cost $322,513,759)	$370,904,721	102.1
	Liabilities in Excess of Other Assets	(7,679,632)	(2.1)
	Net Assets	$363,225,089	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $327,320,927.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$53,595,705
Gross Unrealized Depreciation	(10,011,911)

Net Unrealized Appreciation	$43,583,794

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$27,708,742	$–	$–	$27,708,742
Consumer Staples	18,959,355	–	–	18,959,355
Energy	37,307,403	–	–	37,307,403
Financials	88,171,861	–	–	88,171,861
Health Care	28,686,385	–	–	28,686,385
Industrials	48,570,062	2,865,012	–	51,435,074
Information Technology	35,964,388	–	–	35,964,388
Materials	16,313,190	–	–	16,313,190
Real Estate	19,751,909	–	–	19,751,909
Telecommunication Services	2,253,438	–	–	2,253,438
Utilities	20,659,528	–	–	20,659,528
Total Common Stock	344,346,261	2,865,012	–	347,211,273
Exchange-Traded Funds	5,834,225	–	–	5,834,225
Preferred Stock	762,923	–	–	762,923
Short-Term Investments	8,578,019	8,518,281	–	17,096,300
Total Investments, at fair value	$359,521,428	$11,383,293	$–	$370,904,721
Other Financial Instruments+
Forward Foreign Currency Contracts	–	57,976	–	57,976
Total Assets	$359,521,428	$11,441,269	$–	$370,962,697
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(22,008)	$–	$(22,008)
Total Liabilities	$–	$(22,008)	$–	$(22,008)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2017, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Credit Suisse AG	Japanese Yen	151,165,288	Sell	06/30/17	$1,375,624	$1,362,649	$12,975
Morgan Stanley	Canadian Dollar	4,838,767	Sell	06/30/17	3,621,088	3,643,096	(22,008)
UBS AG	EU Euro	144,304	Sell	06/30/17	157,242	154,602	2,640
UBS AG	EU Euro	2,315,408	Sell	06/30/17	2,523,007	2,480,646	42,361
							$35,968

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$57,976
Total Asset Derivatives		$57,976

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$22,008
Total Liability Derivatives		$22,008

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 100.5%
		Consumer Discretionary: 35.5%
2,790,684	@	AO World PLC	$4,720,195	0.6
317,000	@	Bright Horizons Family Solutions, Inc.	22,979,330	3.2
550,000		Choice Hotels International, Inc.	34,430,000	4.7
165,000		ClubCorp Holdings, Inc.	2,648,250	0.4
170,000		Dick's Sporting Goods, Inc.	8,272,200	1.1
728,364		Manchester United PLC - Class A	12,309,352	1.7
188,200		Marriott Vacations Worldwide Corp.	18,806,826	2.6
279,000	@	Nord Anglia Education, Inc.	7,069,860	1.0
65,000	@	Panera Bread Co.	17,021,550	2.3
472,571	@	Penn National Gaming, Inc.	8,709,483	1.2
593,691	@	Pinnacle Entertainment, Inc.	11,588,848	1.6
213,000		Red Rock Resorts, Inc.	4,724,340	0.6
400,000	@	Under Armour, Inc. - Class A	7,912,000	1.1
400,001	@	Under Armour, Inc. - Class C	7,320,018	1.0
470,000		Vail Resorts, Inc.	90,193,000	12.4
			258,705,252	35.5

		Consumer Staples: 3.8%
217,000		Church & Dwight Co., Inc.	10,821,790	1.5
135,000	@	Performance Food Group Co.	3,213,000	0.4
230,000	@	Smart & Final Stores, Inc.	2,783,000	0.4
125,000	@	TreeHouse Foods, Inc.	10,582,500	1.5
			27,400,290	3.8

		Financials: 17.7%
195,000	@	Arch Capital Group Ltd.	18,480,150	2.5
275,000		Carlyle Group L.P.	4,386,250	0.6
382,500		Cohen & Steers, Inc.	15,288,525	2.1
47,000	@	Essent Group Ltd.	1,699,990	0.2
83,000		Factset Research Systems, Inc.	13,687,530	1.9
297,229		Financial Engines, Inc.	12,944,323	1.8
17,500		Kinsale Capital Group, Inc.	560,700	0.1
80,000		Moelis & Co.	3,080,000	0.4
153,000		Morningstar, Inc.	12,025,800	1.7
182,500		MSCI, Inc. - Class A	17,737,175	2.4
160,000		Oaktree Capital Group, LLC	7,248,000	1.0
268,000		Primerica, Inc.	22,029,600	3.0
			129,168,043	17.7

		Health Care: 9.1%
103,500		Bio-Techne Corp.	10,520,775	1.4
43,479	@	Glaukos Corp.	2,230,473	0.3
182,000	@	Idexx Laboratories, Inc.	28,139,020	3.9
278,000	@	Inovalon Holdings, Inc.	3,502,800	0.5
21,000	@	Mettler Toledo International, Inc.	10,057,110	1.4
47,008	@	Neogen Corp.	3,081,374	0.4
108,400		West Pharmaceutical Services, Inc.	8,846,524	1.2
			66,378,076	9.1

		Industrials: 4.1%
74,000		Air Lease Corp.	2,867,500	0.4
280,000	@	Caesarstone Ltd.	10,150,000	1.4
88,000	@	Middleby Corp.	12,007,600	1.7
65,000	@	Trex Co., Inc.	4,510,350	0.6
			29,535,450	4.1

		Information Technology: 20.6%
198,500	@	ANSYS, Inc.	21,213,695	2.9
300,448	@	Benefitfocus, Inc.	8,397,522	1.2
122,592		Booz Allen Hamilton Holding Corp.	4,338,531	0.6
137,300	@	CoStar Group, Inc.	28,451,306	3.9
304,000	@	Gartner, Inc.	32,828,960	4.5
164,000	@	Guidewire Software, Inc.	9,238,120	1.3
15,000		Littelfuse, Inc.	2,398,650	0.3
294,500		MAXIMUS, Inc.	18,317,900	2.5
653,000		SS&C Technologies Holdings, Inc.	23,116,200	3.2
19,998	@	Wix.com Ltd.	1,357,864	0.2
			149,658,748	20.6

		Real Estate: 8.5%
14,720		Alexander's, Inc.	6,356,979	0.9
82,000		Alexandria Real Estate Equities, Inc.	9,062,640	1.2
113,500		American Assets Trust, Inc.	4,748,840	0.6
472,000		Douglas Emmett, Inc.	18,124,800	2.5
713,500		Gaming and Leisure Properties, Inc.	23,845,170	3.3
			62,138,429	8.5

		Telecommunication Services: 1.2%
921,311	@	Iridium Communications, Inc.	8,890,651	1.2

	Total Common Stock
	(Cost $306,878,309)		731,874,939	100.5

SHORT-TERM INVESTMENTS: 0.0%
		Mutual Funds: 0.0%
1,826		BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
		(Cost $1,826)	1,826	0.0

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: (continued)
	Total Short-Term Investments
	(Cost $1,826)	1,826	0.0

	Total Investments in Securities (Cost $306,880,135)	$731,876,765	100.5
	Liabilities in Excess of Other Assets	(3,280,804)	(0.5)
	Net Assets	$728,595,961	100.0

††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.

Cost for federal income tax purposes is $312,612,406.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$435,011,191
Gross Unrealized Depreciation	(15,746,832)

Net Unrealized Appreciation	$419,264,359

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$731,874,939	$–	$–	$731,874,939
Short-Term Investments	1,826	–	–	1,826
Total Investments, at fair value	$731,876,765	$–	$–	$731,876,765

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 13.2%
76,355		Coach, Inc.	$3,155,752	1.0
246,054		Comcast Corp. – Class A	9,249,170	2.9
19,040		Expedia, Inc.	2,402,277	0.7
61,325	@	Liberty Interactive Corp. QVC Group	1,227,727	0.4
87,469		Lowe's Cos, Inc.	7,190,826	2.2
22,967		Marriott International, Inc.	2,163,032	0.7
31,535		McDonald's Corp.	4,087,251	1.3
61,147	@	Michaels Cos, Inc.	1,369,081	0.4
27,615		Newell Brands, Inc.	1,302,600	0.4
28,135		PVH Corp.	2,911,128	0.9
15,345		Royal Caribbean Cruises Ltd.	1,505,498	0.5
34,545		Starbucks Corp.	2,017,083	0.6
35,385		Walt Disney Co.	4,012,305	1.2
			42,593,730	13.2

		Consumer Staples: 8.3%
45,964		CVS Health Corp.	3,608,174	1.1
29,335		Kellogg Co.	2,130,014	0.7
101,590		Kroger Co.	2,995,889	0.9
47,033		PepsiCo, Inc.	5,261,111	1.6
94,275		Philip Morris International, Inc.	10,643,648	3.3
26,396		Walgreens Boots Alliance, Inc.	2,192,188	0.7
			26,831,024	8.3

		Energy: 7.0%
97,758		Canadian Natural Resources Ltd.	3,205,485	1.0
42,451		Chevron Corp.	4,557,964	1.4
77,217		ConocoPhillips	3,850,812	1.2
14,345		EQT Corp.	876,479	0.3
63,145		Exxon Mobil Corp.	5,178,521	1.6
61,500		Noble Energy, Inc.	2,111,910	0.6
38,070		Schlumberger Ltd.	2,973,267	0.9
			22,754,438	7.0

		Financials: 16.6%
30,040		Aon PLC	3,565,448	1.1
132,751		Bank of New York Mellon Corp.	6,269,830	1.9
59,682	@	Berkshire Hathaway, Inc. – Class B	9,947,796	3.1
2,106		Blackrock, Inc.	807,672	0.3
159,311		Citigroup, Inc.	9,529,984	3.0
23,737		Invesco Ltd.	727,064	0.2
110,713		JPMorgan Chase & Co.	9,725,030	3.0
114,585		Morgan Stanley	4,908,821	1.5
9,260		S&P Global, Inc.	1,210,652	0.4
123,830		Wells Fargo & Co.	6,892,378	2.1
			53,584,675	16.6

		Health Care: 14.6%
76,278		Abbott Laboratories	3,387,506	1.1
17,055	@	Alexion Pharmaceuticals, Inc.	2,067,748	0.6
16,705		Allergan plc	3,991,159	1.2
24,015		Anthem, Inc.	3,971,601	1.2
9,665	@	Biogen, Inc.	2,642,604	0.8
46,890		Bristol-Myers Squibb Co.	2,549,878	0.8
22,009		Cardinal Health, Inc.	1,794,834	0.6
30,819	@	Celgene Corp.	3,834,808	1.2
29,443		Cigna Corp.	4,313,105	1.3
52,984		Johnson & Johnson	6,599,157	2.0
30,783		Medtronic PLC	2,479,878	0.8
163,250		Pfizer, Inc.	5,584,783	1.7
12,571	@	Vertex Pharmaceuticals, Inc.	1,374,639	0.4
22,645		Zimmer Biomet Holdings, Inc.	2,765,181	0.9
			47,356,881	14.6

		Industrials: 9.0%
24,227		Eaton Corp. PLC	1,796,432	0.6
37,281		FedEx Corp.	7,275,387	2.2
226,085		General Electric Co.	6,737,333	2.1
59,697		Honeywell International, Inc.	7,454,365	2.3
41,178		Johnson Controls International plc	1,734,417	0.5
75,690		Nielsen NV	3,126,754	1.0
13,455	@	Stericycle, Inc.	1,115,285	0.3
			29,239,973	9.0

		Information Technology: 23.3%
83,975		Activision Blizzard, Inc.	4,186,994	1.3
35,695	@	Akamai Technologies, Inc.	2,130,992	0.7
5,133	@	Alphabet, Inc. - Class A	4,351,757	1.3
11,824	@	Alphabet, Inc. - Class C	9,808,718	3.0
108,971		Apple, Inc.	15,654,774	4.8
29,401		Broadcom Ltd.	6,437,643	2.0
36,404	@	Electronic Arts, Inc.	3,258,886	1.0
69,460	@	Facebook, Inc.	9,866,793	3.0
43,170		Fidelity National Information Services, Inc.	3,437,195	1.1
48,346		Mastercard, Inc. - Class A	5,437,475	1.7
145,790		Microsoft Corp.	9,601,729	3.0
8,600	@	Palo Alto Networks, Inc.	969,048	0.3
6,140		Total System Services, Inc.	328,244	0.1
			75,470,248	23.3

		Materials: 1.5%
15,243		Sherwin-Williams Co.	4,728,226	1.5

		Real Estate: 1.6%
43,220		American Tower Corp.	5,252,959	1.6

		Telecommunication Services: 2.7%
133,795		AT&T, Inc.	5,559,182	1.7
66,997		Verizon Communications, Inc.	3,266,104	1.0
			8,825,286	2.7

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 1.8%
29,301	Edison International	$2,332,653	0.7
67,705	Southern Co.	3,370,355	1.1
		5,703,008	1.8

	Total Common Stock
	(Cost $268,023,781)	322,340,448	99.6

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
Materials: –%
649,000	SINO Forest Corp. Escrow	–	–

Total Corporate Bonds/Notes
	(Cost $–)	–	–

Total Long-Term Investments
	(Cost $268,023,781)	322,340,448	99.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
1,796,350	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $1,796,350)	1,796,350	0.6

	Total Short-Term Investments
	(Cost $1,796,350)	1,796,350	0.6

	Total Investments in Securities (Cost $269,820,131)	$324,136,798	100.2
	Liabilities in Excess of Other Assets	(614,869)	(0.2)
	Net Assets	$323,521,929	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.

Cost for federal income tax purposes is $270,866,908.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$56,477,838
Gross Unrealized Depreciation	(3,207,948)

Net Unrealized Appreciation	$53,269,890

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$322,340,448	$–	$–	$322,340,448
Corporate Bonds/Notes	–	–	–	–
Short-Term Investments	1,796,350	–	–	1,796,350
Total Investments, at fair value	$324,136,798	$–	$–	$324,136,798

*      For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 9.2%
37,500		Aarons, Inc.	$1,115,250	0.5
50,000		AMC Entertainment Holdings, Inc.	1,572,500	0.7
21,000		Childrens Place Retail Stores, Inc.	2,521,050	1.1
15,300	@	Cooper-Standard Holdings, Inc.	1,697,229	0.7
33,000	@	Dave & Buster's Entertainment, Inc.	2,015,970	0.9
23,500	@	Genesco, Inc.	1,303,075	0.6
65,000	@	Kate Spade & Co.	1,509,950	0.7
63,400	@	Nord Anglia Education, Inc.	1,606,556	0.7
17,000	@	Red Robin Gourmet Burgers, Inc.	993,650	0.4
24,500	@	RH	1,133,370	0.5
119,000	@	Sequential Brands Group, Inc.	462,910	0.2
32,000		Tenneco, Inc.	1,997,440	0.9
68,400		Tower International, Inc.	1,853,640	0.8
56,000	@	William Lyon Homes	1,154,720	0.5
			20,937,310	9.2

		Consumer Staples: 2.2%
78,000		AdvancePierre Foods Holdings, Inc.	2,431,260	1.1
227,000	@	Avon Products, Inc.	998,800	0.4
34,000	@	United Natural Foods, Inc.	1,469,820	0.7
			4,899,880	2.2

		Energy: 5.9%
99,000		Aegean Marine Petroleum Network, Inc.	1,192,950	0.5
11,500	@	Arch Coal, Inc.	792,810	0.3
88,000	@	Keane Group, Inc.	1,258,400	0.6
148,000	@	Oasis Petroleum, Inc.	2,110,480	0.9
90,000		Patterson-UTI Energy, Inc.	2,184,300	1.0
52,000		PBF Energy, Inc.	1,152,840	0.5
25,000	@	PDC Energy, Inc.	1,558,750	0.7
47,000	@	RSP Permian, Inc.	1,947,210	0.9
120,000	@	Whiting Petroleum Corp.	1,135,200	0.5
			13,332,940	5.9

		Financials: 31.0%
93,000		American Equity Investment Life Holding Co.	2,197,590	1.0
58,500		Ameris Bancorp.	2,696,850	1.2
43,843		Amerisafe, Inc.	2,845,411	1.3
66,000		Amtrust Financial Services, Inc.	1,218,360	0.5
37,500		Argo Group International Holdings Ltd.	2,542,500	1.1
38,400		Bank of the Ozarks, Inc.	1,997,184	0.9
62,500	@	BofI Holding, Inc.	1,633,125	0.7
48,000		Cathay General Bancorp.	1,808,640	0.8
75,000		CNO Financial Group, Inc.	1,537,500	0.7
58,000		Community Bank System, Inc.	3,188,840	1.4
80,000	@	Customers Bancorp, Inc.	2,522,400	1.1
43,000	@	Encore Capital Group, Inc.	1,324,400	0.6
14,000		Evercore Partners, Inc.	1,090,600	0.5
57,000		Hancock Holding Co.	2,596,350	1.1
119,000		Hope Bancorp, Inc.	2,281,230	1.0
45,888		Houlihan Lokey, Inc.	1,580,842	0.7
47,500		Independent Bank Corp.	3,087,500	1.4
44,000		MB Financial, Inc.	1,884,080	0.8
114,000	@	MBIA, Inc.	965,580	0.4
255,000	@	MGIC Investment Corp.	2,583,150	1.1
43,921		Moelis & Co.	1,690,958	0.7
34,000		Prosperity Bancshares, Inc.	2,370,140	1.1
66,700		Renasant Corp.	2,647,323	1.2
80,000		Sandy Spring Bancorp, Inc.	3,279,200	1.5
194,000	@	SLM Corp.	2,347,400	1.0
149,000		Sterling Bancorp/DE	3,531,300	1.6
19,000	@	Stifel Financial Corp.	953,610	0.4
33,200		UMB Financial Corp.	2,500,292	1.1
86,500		Union Bankshares Corp.	3,043,070	1.3
36,000	@	Western Alliance Bancorp.	1,767,240	0.8
31,500		Wintrust Financial Corp.	2,177,280	1.0
50,000		WSFS Financial Corp.	2,297,500	1.0
			70,187,445	31.0

		Health Care: 6.4%
31,700	@	Almost Family, Inc.	1,540,620	0.7
12,000	@	Bluebird Bio, Inc.	1,090,800	0.5
42,500	@	LHC Group, Inc.	2,290,750	1.0
91,000	@	Merit Medical Systems, Inc.	2,629,900	1.2
24,000	@	Molina Healthcare, Inc.	1,094,400	0.5
64,000	@	Patheon NV	1,685,760	0.7
78,500	@	Tenet Healthcare Corp.	1,390,235	0.6
88,000	@	Wright Medical Group NV	2,738,560	1.2
			14,461,025	6.4

		Industrials: 12.8%
50,000		ABM Industries, Inc.	2,180,000	0.9
48,500		Barnes Group, Inc.	2,489,990	1.1
14,700		Curtiss-Wright Corp.	1,341,522	0.6
34,500		Deluxe Corp.	2,489,865	1.1
35,500		EMCOR Group, Inc.	2,234,725	1.0
31,000		Franklin Electric Co., Inc.	1,334,550	0.6
41,000		Granite Construction, Inc.	2,057,790	0.9
61,500		Kennametal, Inc.	2,412,645	1.1
49,500	@	Mastec, Inc.	1,982,475	0.9
83,612	@	Neff Corp.	1,626,253	0.7
32,700		Oshkosh Corp.	2,242,893	1.0
19,575	@	REV Group, Inc.	539,683	0.2

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
64,000		Skywest, Inc.	$2,192,000	1.0
49,500		Triton International Ltd./Bermuda	1,276,605	0.6
53,500	@	XPO Logistics, Inc.	2,562,115	1.1
			28,963,111	12.8

		Information Technology: 11.6%
73,000		Brooks Automation, Inc.	1,635,200	0.7
26,700	@	Cirrus Logic, Inc.	1,620,423	0.7
181,100		Cypress Semiconductor Corp.	2,491,936	1.1
15,000		Ebix, Inc.	918,750	0.4
62,000	@	Entegris, Inc.	1,450,800	0.7
52,400	@	Finisar Corp.	1,432,616	0.6
125,000	@	Formfactor, Inc.	1,481,250	0.7
52,000	@	II-VI, Inc.	1,874,600	0.8
113,000	@	Kulicke & Soffa Industries, Inc.	2,296,160	1.0
218,000	@	Oclaro, Inc.	2,140,760	1.0
19,000	@	Rogers Corp.	1,631,530	0.7
27,875		Science Applications International Corp.	2,073,900	0.9
19,500		SYNNEX Corp.	2,182,830	1.0
27,500	@	Take-Two Interactive Software, Inc.	1,629,925	0.7
84,000	@	TTM Technologies, Inc.	1,354,920	0.6
			26,215,600	11.6

		Materials: 7.5%
128,000	@	AK Steel Holding Corp.	920,320	0.4
23,000		Cabot Corp.	1,377,930	0.6
50,000		Carpenter Technology Corp.	1,865,000	0.8
74,000		KapStone Paper and Packaging Corp.	1,709,400	0.8
33,500		Materion Corp.	1,123,925	0.5
27,500		Neenah Paper, Inc.	2,054,250	0.9
74,000		Olin Corp.	2,432,380	1.1
81,659		Orion Engineered Carbons SA	1,674,010	0.7
134,000	@	Platform Specialty Products Corp.	1,744,680	0.8
31,400	@	US Concrete, Inc.	2,026,870	0.9
			16,928,765	7.5

		Real Estate: 7.9%
54,000		American Assets Trust, Inc.	2,259,360	1.0
70,500		Brandywine Realty Trust	1,144,215	0.5
63,000		Chesapeake Lodging Trust	1,509,480	0.7
97,000		First Industrial Realty Trust, Inc.	2,583,110	1.1
35,500		Highwoods Properties, Inc.	1,744,115	0.8
57,000		Hudson Pacific Properties, Inc.	1,974,480	0.9
60,000		LaSalle Hotel Properties	1,737,000	0.8
68,000		Mack-Cali Realty Corp.	1,831,920	0.8
50,800		Physicians Realty Trust	1,009,396	0.4
19,000		PS Business Parks, Inc.	2,180,440	0.9
			17,973,516	7.9

		Utilities: 4.8%
23,000		Black Hills Corp.	1,528,810	0.7
70,000		New Jersey Resources Corp.	2,772,000	1.2
22,500		ONE Gas, Inc.	1,521,000	0.7
76,000		South Jersey Industries, Inc.	2,709,400	1.2
27,000		Southwest Gas Corp.	2,238,570	1.0
			10,769,780	4.8

	Total Common Stock
	(Cost $176,042,238)		224,669,372	99.3

SHORT-TERM INVESTMENTS: 0.7%
		Mutual Funds: 0.7%
1,690,314		BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
		(Cost $1,690,314)	1,690,314	0.7

	Total Short-Term Investments
	(Cost $1,690,314)		1,690,314	0.7

	Total Investments in Securities (Cost $177,732,552)		$226,359,686	100.0
	Liabilities in Excess of Other Assets		(47,776)	–
	Net Assets		$226,311,910	100.0

††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.

Cost for federal income tax purposes is $177,916,835.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$52,832,615
Gross Unrealized Depreciation	(4,389,764)

Net Unrealized Appreciation	$48,442,851

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$224,669,372	$–	$–	$224,669,372
Short-Term Investments	1,690,314	–	–	1,690,314
Total Investments, at fair value	$226,359,686	$–	$–	$226,359,686

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 9.2%
36,779		Advance Auto Parts, Inc.	$5,452,855	1.0
265,940		Carnival Corp.	15,666,525	3.0
49,618		CBS Corp. - Class B	3,441,504	0.7
8,148	@	Charter Communications, Inc.	2,667,003	0.5
105,701		Comcast Corp. – Class A	3,973,301	0.8
272,194		General Motors Co.	9,624,780	1.9
205,495		Twenty-First Century Fox, Inc. - Class B	6,530,631	1.3
			47,356,599	9.2

		Consumer Staples: 2.8%
55,490		CVS Health Corp.	4,355,965	0.9
33,538		Mondelez International, Inc.	1,444,817	0.3
64,112		Unilever NV ADR	3,185,084	0.6
74,643		Wal-Mart Stores, Inc.	5,380,268	1.0
			14,366,134	2.8

		Energy: 15.5%
255,687		BP PLC ADR	8,826,315	1.7
138,983		Canadian Natural Resources Ltd.	4,550,378	0.9
85,151		Chevron Corp.	9,142,663	1.8
193,657		Devon Energy Corp.	8,079,370	1.6
111,696		Halliburton Co.	5,496,560	1.1
127,307		Hess Corp.	6,137,471	1.2
391,223		Marathon Oil Corp.	6,181,323	1.2
69,756		Occidental Petroleum Corp.	4,419,740	0.8
262,857	@	QEP Resources, Inc.	3,340,913	0.6
194,580		Royal Dutch Shell PLC - Class A ADR	10,260,203	2.0
405,058		Suncor Energy, Inc.	12,455,534	2.4
153,193	@,L	Weatherford International PLC	1,018,733	0.2
			79,909,203	15.5

		Financials: 35.3%
36,735		Aflac, Inc.	2,660,349	0.5
125,118		American International Group, Inc.	7,811,117	1.5
84,942		Allstate Corp.	6,921,924	1.3
362,432		Ally Financial, Inc.	7,368,243	1.4
973,247		Bank of America Corp.	22,958,897	4.5
176,168		Bank of New York Mellon Corp.	8,320,415	1.6
505,597		Citigroup, Inc.	30,244,813	5.9
169,970		Citizens Financial Group, Inc.	5,872,463	1.1
365,985		Fifth Third Bancorp	9,296,019	1.8
25,902		Goldman Sachs Group, Inc.	5,950,207	1.2
231,525		JPMorgan Chase & Co.	20,337,156	4.0
118,330		Keycorp	2,103,907	0.4
191,520		Metlife, Inc.	10,116,086	2.0
243,671		Morgan Stanley	10,438,866	2.0
89,643		PNC Financial Services Group, Inc.	10,778,674	2.1
97,463		State Street Corp.	7,759,029	1.5
40,753		US Bancorp	2,098,779	0.4
191,952		Wells Fargo & Co.	10,684,048	2.1
			181,720,992	35.3

		Health Care: 12.1%
55,247		AbbVie, Inc.	3,599,895	0.7
38,721		Anthem, Inc.	6,403,679	1.3
17,167	@	Biogen, Inc.	4,693,801	0.9
29,392		Cardinal Health, Inc.	2,396,918	0.5
54,434		Gilead Sciences, Inc.	3,697,157	0.7
21,395		McKesson Corp.	3,172,023	0.6
50,149		Medtronic PLC	4,040,003	0.8
100,430		Merck & Co., Inc.	6,381,322	1.2
123,795	@	Mylan NV	4,826,767	0.9
59,719		Novartis AG	4,434,588	0.9
301,869		Pfizer, Inc.	10,326,938	2.0
183,047		Sanofi ADR	8,282,877	1.6
			62,255,968	12.1

		Industrials: 9.5%
144,594		Arconic, Inc.	3,808,606	0.7
103,889		Caterpillar, Inc.	9,636,744	1.9
113,364		Eaton Corp. PLC	8,405,941	1.6
60,763		Emerson Electric Co.	3,637,273	0.7
204,587		General Electric Co.	6,096,692	1.2
38,400		Ingersoll-Rand PLC - Class A	3,122,688	0.6
173,343		Johnson Controls International plc	7,301,207	1.4
147,691		Textron, Inc.	7,028,615	1.4
			49,037,766	9.5

		Information Technology: 10.0%
397,186		Cisco Systems, Inc.	13,424,887	2.6
4,366	@	Cognizant Technology Solutions Corp.	260,763	0.1
234,958	@	eBay, Inc.	7,887,540	1.5
72,974		HP, Inc.	1,304,775	0.3
170,502		Intel Corp.	6,150,007	1.2
118,005		Microsoft Corp.	7,771,809	1.5
167,907		NetApp, Inc.	7,026,908	1.4
112,314	@	PayPal Holdings, Inc.	4,831,748	0.9
41,797		Symantec Corp.	1,282,332	0.2
37,989	@	Yahoo!, Inc.	1,763,070	0.3
			51,703,839	10.0

		Materials: 1.8%
52,812		Alcoa Corp.	1,816,733	0.3
115,060		CF Industries Holdings, Inc.	3,377,011	0.7
85,591		International Paper Co.	4,346,311	0.8
			9,540,055	1.8

		Telecommunication Services: 0.6%
1,268,044		Vodafone Group PLC	3,304,497	0.6

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 0.7%
105,719	FirstEnergy Corp.	$3,363,979	0.7

	Total Common Stock (Cost $407,079,913)	502,559,032	97.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateralcc: 0.2%
249,659	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $249,676, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $254,652, due 04/01/17-02/20/67)	249,659	0.0
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $1,000,069, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $1,020,000, due 02/15/43-02/15/44)	1,000,000	0.2
		1,249,659	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
11,622,947	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $11,622,947)	11,622,947	2.3

	Total Short-Term Investments (Cost $12,872,606)	12,872,606	2.5

	Total Investments in Securities (Cost $419,952,519)	$515,431,638	100.0
	Liabilities in Excess of Other Assets	(137,819)	–
	Net Assets	$515,293,819	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $428,158,753.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$109,836,182
Gross Unrealized Depreciation	(22,563,297)

Net Unrealized Appreciation	$87,272,885

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$47,356,599	$–	$–	$47,356,599
Consumer Staples	14,366,134	–	–	14,366,134
Energy	79,909,203	–	–	79,909,203
Financials	181,720,992	–	–	181,720,992
Health Care	57,821,380	4,434,588	–	62,255,968
Industrials	49,037,766	–	–	49,037,766
Information Technology	51,703,839	–	–	51,703,839
Materials	9,540,055	–	–	9,540,055
Telecommunication Services	–	3,304,497	–	3,304,497
Utilities	3,363,979	–	–	3,363,979
Total Common Stock	494,819,947	7,739,085	–	502,559,032
Short-Term Investments	11,622,947	1,249,659	–	12,872,606
Total Investments, at fair value	$506,442,894	$8,988,744	$–	$515,431,638
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(572,829)	$–	$(572,829)
Total Liabilities	$–	$(572,829)	$–	$(572,829)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2017, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Canadian Dollar	4,747,146	Sell	04/21/17	$3,521,196	$3,570,568	$(49,372)
Barclays Bank PLC	EU Euro	4,243,655	Sell	04/21/17	4,520,744	4,530,597	(9,853)
Barclays Bank PLC	British Pound	2,073,264	Sell	04/21/17	2,520,166	2,598,620	(78,454)
Barclays Bank PLC	Swiss Franc	961,287	Sell	04/21/17	955,474	960,644	(5,170)
CIBC World Markets Corp.	Canadian Dollar	4,747,146	Sell	04/21/17	3,522,144	3,570,568	(48,424)
CIBC World Markets Corp.	EU Euro	4,243,655	Sell	04/21/17	4,517,371	4,530,598	(13,227)
CIBC World Markets Corp.	Swiss Franc	961,287	Sell	04/21/17	955,079	960,644	(5,565)
CIBC World Markets Corp.	British Pound	2,073,264	Sell	04/21/17	2,520,902	2,598,620	(77,718)
Goldman Sachs International	EU Euro	4,243,700	Sell	04/21/17	4,519,095	4,530,646	(11,551)
Goldman Sachs International	Swiss Franc	961,300	Sell	04/21/17	955,234	960,657	(5,423)
Goldman Sachs International	British Pound	2,073,318	Sell	04/21/17	2,520,594	2,598,687	(78,093)
Goldman Sachs International	Canadian Dollar	4,747,121	Sell	04/21/17	3,521,995	3,570,549	(48,554)
RBC Capital Markets Corp.	Canadian Dollar	4,747,146	Sell	04/21/17	3,521,256	3,570,568	(49,312)

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
RBC Capital Markets Corp.	EU Euro	4,243,655	Sell	04/21/17	$4,521,020	$4,530,598	$(9,578)
RBC Capital Markets Corp.	British Pound	2,073,264	Sell	04/21/17	2,520,996	2,598,621	(77,625)
RBC Capital Markets Corp.	Swiss Franc	961,287	Sell	04/21/17	955,734	960,644	(4,910)
							$(572,829)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$572,829
Total Liability Derivatives		$572,829

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2017:

	Barclays Bank PLC	CIBC World Markets Corp.	Goldman Sachs International	RBC Capital Markets Corp.	Totals
Liabilities:
Forward foreign currency contracts	$142,849	$144,934	$143,621	$141,425	$572,829
Total Liabilities	$142,849	$144,934	$143,621	$141,425	$572,829

Net OTC derivative instruments by counterparty, at fair value	$(142,849)	$(144,934)	$(143,621)	$(141,425)	$(572,829)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)	$(142,849)	$(144,934)	$(143,621)	$(141,425)	$(572,829)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 65.3%
		Consumer Discretionary: 5.6%
354,181		Carnival Corp.	$20,864,803	1.2
56,519		CBS Corp. - Class B	3,920,158	0.2
34,630	@	Charter Communications, Inc.	11,335,091	0.6
472,478		Comcast Corp. – Class A	17,760,448	1.0
494,578		General Motors Co.	17,488,278	1.0
2,082,091		Kingfisher PLC	8,519,054	0.5
222,890	@	Michael Kors Holdings Ltd.	8,494,338	0.5
98,742		Time Warner, Inc.	9,648,081	0.6
			98,030,251	5.6

		Consumer Staples: 2.8%
291,342		Mondelez International, Inc.	12,551,013	0.7
114,544		Philip Morris International, Inc.	12,932,018	0.8
275,669		Walgreens Boots Alliance, Inc.	22,894,310	1.3
			48,377,341	2.8

		Energy: 9.8%
513,227		Apache Corp.	26,374,736	1.5
387,862		Baker Hughes, Inc.	23,201,905	1.3
566,431		Canadian Natural Resources Ltd.	18,545,254	1.1
551,029		Devon Energy Corp.	22,988,930	1.3
120,008		Exxon Mobil Corp.	9,841,856	0.6
333,293		Occidental Petroleum Corp.	21,117,444	1.2
894,674		Royal Dutch Shell PLC - Class A	23,582,010	1.3
378,300	@	TechnipFMC PLC	12,294,750	0.7
261,211		Total S.A.	13,207,759	0.8
			171,154,644	9.8

		Financials: 22.1%
136,153		Aon PLC	16,160,000	0.9
2,069,350		Bank of America Corp.	48,815,966	2.8
112,557		BB&T Corp.	5,031,298	0.3
330,107		Charles Schwab Corp.	13,471,667	0.8
956,605		Citigroup, Inc.	57,224,111	3.3
782,115		Citizens Financial Group, Inc.	27,022,073	1.5
201,699		Comerica, Inc.	13,832,517	0.8
748,125		Fifth Third Bancorp	19,002,375	1.1
523,099		First Horizon National Corp.	9,677,332	0.6
64,516		Goldman Sachs Group, Inc.	14,820,616	0.8
539,093		JPMorgan Chase & Co.	47,353,929	2.7
407,816		Keycorp	7,250,968	0.4
124,285		Marsh & McLennan Cos., Inc.	9,183,419	0.5
799,985		Morgan Stanley	34,271,357	2.0
142,700		Northern Trust Corp.	12,354,966	0.7
186,421		PNC Financial Services Group, Inc.	22,415,261	1.3
222,011		State Street Corp.	17,674,296	1.0
78,815		Willis Towers Watson PLC	10,316,095	0.6
			385,878,246	22.1

		Health Care: 7.7%
61,871		Amgen, Inc.	10,151,175	0.6
60,281		Anthem, Inc.	9,969,272	0.6
240,698		Baxter International, Inc.	12,482,598	0.7
147,713		Cardinal Health, Inc.	12,045,995	0.7
48,966	@	Express Scripts Holding Co.	3,227,349	0.2
185,315		Medtronic PLC	14,928,977	0.8
382,313		Merck & Co., Inc.	24,292,168	1.4
176,548		Novartis AG	13,110,024	0.8
628,976		Pfizer, Inc.	21,517,269	1.2
140,142		Sanofi	12,668,215	0.7
			134,393,042	7.7

		Industrials: 5.2%
160,924		Caterpillar, Inc.	14,927,310	0.9
262,256		CSX Corp.	12,208,017	0.7
104,025		General Dynamics Corp.	19,473,480	1.1
531,235		General Electric Co.	15,830,803	0.9
157,583		Ingersoll-Rand PLC - Class A	12,814,649	0.7
383,014		Johnson Controls International plc	16,132,550	0.9
			91,386,809	5.2

		Information Technology: 8.2%
75,635		Applied Materials, Inc.	2,942,202	0.2
599,518		Cisco Systems, Inc.	20,263,708	1.1
242,222	@	Cognizant Technology Solutions Corp.	14,417,053	0.8
460,026	@	eBay, Inc.	15,443,073	0.9
363,827		Intel Corp.	13,123,240	0.7
545,595		Juniper Networks, Inc.	15,183,909	0.9
179,414		Microsoft Corp.	11,816,206	0.7
563,225		Oracle Corp.	25,125,467	1.4
246,088	@	PayPal Holdings, Inc.	10,586,706	0.6
271,154		Qualcomm, Inc.	15,547,970	0.9
			144,449,534	8.2

		Materials: 1.9%
88,081	L	Agrium, Inc.	8,416,139	0.5
479,986		BHP Billiton Ltd.	8,729,110	0.5
558,537		Mosaic Co.	16,298,110	0.9
			33,443,359	1.9

		Telecommunication Services: 1.1%
173,668		Orange SA	2,696,305	0.1
176,309		Verizon Communications, Inc.	8,595,064	0.5
318,885	L	Vodafone Group PLC ADR	8,428,130	0.5
			19,719,499	1.1

		Utilities: 0.9%
183,044		FirstEnergy Corp.	5,824,460	0.3

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
144,539		PG&E Corp.	$9,591,608	0.6
			15,416,068	0.9

	Total Common Stock (Cost $977,034,089)		1,142,248,793	65.3

PREFERRED STOCK: 0.7%
		Energy: 0.4%
140,612	@,P	El Paso Energy Capital Trust I	7,030,600	0.4

		Financials: 0.3%
75,900	@	AMG Capital Trust II	4,331,044	0.3
4,000	@,L,P	Wells Fargo & Co.	106,400	0.0
			4,437,444	0.3

	Total Preferred Stock (Cost $10,847,295)		11,468,044	0.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 18.0%
		Basic Materials: 0.2%
770,000	#	Basell Finance Co. BV, 8.100%, 03/15/27	1,021,603	0.1
1,320,000		Eastman Chemical Co., 2.700%, 01/15/20	1,338,580	0.1
195,000		International Paper Co., 6.000%, 11/15/41	226,625	0.0
315,000		Monsanto Co., 2.125%, 07/15/19	315,337	0.0
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/28	197,124	0.0
335,000		Rio Tinto Finance USA Ltd., 9.000%, 05/01/19	382,253	0.0
			3,481,522	0.2

		Communications: 3.6%
455,000		America Movil S.A.B de CV, 4.375%, 07/16/42	435,212	0.0
466,000		AT&T, Inc., 3.400%, 05/15/25	451,701	0.0
837,000		AT&T, Inc., 3.000%, 06/30/22	833,110	0.1
505,000		AT&T, Inc., 3.800%, 03/15/22	522,883	0.0
747,000		AT&T, Inc., 4.500%, 05/15/35	705,156	0.0
1,300,000		AT&T, Inc., 4.800%, 06/15/44	1,222,309	0.1
2,960,000		AT&T, Inc., 5.150%, 03/15/42	2,946,269	0.2
101,000		AT&T, Inc., 5.350%, 09/01/40	104,099	0.0
270,000		AT&T, Inc., 6.150%, 09/15/34	300,013	0.0
1,635,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	1,723,792	0.1
2,421,000		Ciena Corp., 4.000%, 12/15/20	3,328,875	0.2
1,019,000		Comcast Corp., 5.700%, 05/15/18	1,066,554	0.1
135,000		Comcast Corp., 6.450%, 03/15/37	172,382	0.0
1,210,000	#	Cox Communications, Inc., 8.375%, 03/01/39	1,514,846	0.1
2,700,000	#	Crown Castle Towers, LLC, 4.883%, 08/15/40	2,876,045	0.2
435,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/40	471,318	0.0
3,989,000	#	Ctrip.com International Ltd., 1.250%, 09/15/22	4,148,560	0.2
4,731,000	#	DISH Network Corp., 3.375%, 08/15/26	5,739,294	0.3
1,319,000	#	Finisar Corp., 0.500%, 12/15/36	1,289,322	0.1
1,689,000	L	FireEye, Inc., 1.000%, 06/01/35	1,593,994	0.1
1,689,000		FireEye, Inc., 1.625%, 06/01/35	1,521,156	0.1
2,954,000	#	Liberty Interactive LLC, 1.750%, 09/30/46	3,336,174	0.2
9,559,000		Liberty Media Corp., 1.375%, 10/15/23	10,855,439	0.6
1,933,000	#	Liberty Media Corp., 2.250%, 09/30/46	2,092,473	0.1
673,000	#	Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/23	743,244	0.1
125,000		NBCUniversal Media, LLC, 5.150%, 04/30/20	136,476	0.0
210,000		NBCUniversal Media, LLC, 5.950%, 04/01/41	256,057	0.0
415,000		Rogers Communications, Inc., 4.500%, 03/15/43	413,570	0.0
860,000		Telefonica Emisiones SAU, 5.213%, 03/08/47	876,853	0.1
370,000		Telefonica Emisiones SAU, 7.045%, 06/20/36	459,095	0.0
136,000		Verizon Communications, Inc., 4.125%, 08/15/46	117,783	0.0
535,000		Verizon Communications, Inc., 4.400%, 11/01/34	507,671	0.0
1,058,000		Verizon Communications, Inc., 4.522%, 09/15/48	966,853	0.1
833,000	#	Verizon Communications, Inc., 4.812%, 03/15/39	813,835	0.1
467,000		Verizon Communications, Inc., 5.012%, 08/21/54	447,615	0.0
5,355,000		Viavi Solutions, Inc., 0.625%, 08/15/33	5,984,212	0.3
2,327,000	#	Viavi Solutions, Inc., 1.000%, 03/01/24	2,452,076	0.1
			63,426,316	3.6

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 1.2%
2,650,000		Advance Auto Parts, Inc., 4.500%, 12/01/23	$2,793,177	0.2
387,000		Advance Auto Parts, Inc., 5.750%, 05/01/20	420,329	0.0
668,472		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/26	672,650	0.0
191,953		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/15/22	202,270	0.0
331,094		Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 10/11/25	347,042	0.0
620,000		CVS Health Corp., 3.375%, 08/12/24	621,681	0.0
584,809		CVS Pass-Through Trust, 6.036%, 12/10/28	658,168	0.0
113,322		Delta Air Lines 2010-1 Class A Pass Through Trust, 6.200%, 01/02/20	119,272	0.0
595,000		Dollar General Corp., 3.250%, 04/15/23	595,612	0.0
368,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/23	359,189	0.0
569,000		Ford Motor Credit Co. LLC, 3.810%, 01/09/24	569,850	0.0
1,056,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	1,062,907	0.1
563,000		General Motors Co., 6.600%, 04/01/36	648,969	0.0
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	767,322	0.1
896,000		Home Depot, Inc., 2.000%, 04/01/21	892,347	0.1
587,000		Lifestorage L.P./CA, 3.500%, 07/01/26	562,688	0.0
725,000		MDC Holdings, Inc., 6.000%, 01/15/43	648,041	0.0
1,460,000		QVC, Inc., 5.450%, 08/15/34	1,349,829	0.1
594,000		Ross Stores, Inc., 3.375%, 09/15/24	595,271	0.0
808,701		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/28	821,908	0.1
1,057,740	#	Virgin Australia 2013-1A Pass Through Trust, 5.000%, 04/23/25	1,101,372	0.1
389,000		Walgreens Boots Alliance, Inc., 3.100%, 06/01/23	388,949	0.0
1,000,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	1,026,848	0.1
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/34	737,963	0.1
3,415,000		Wal-Mart Stores, Inc., 5.524%, 06/01/18	3,435,886	0.2
			21,399,540	1.2

		Consumer, Non-cyclical: 3.3%
1,137,000		AbbVie, Inc., 4.500%, 05/14/35	1,138,270	0.1
985,000		Actavis Funding SCS, 4.850%, 06/15/44	1,001,919	0.1
952,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	959,923	0.1
871,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	887,512	0.1
1,475,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	1,566,372	0.1
1,646,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,784,266	0.1
981,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	993,156	0.1
442,000		Becton Dickinson & Co., 2.675%, 12/15/19	448,539	0.0
435,000		Becton Dickinson and Co., 4.875%, 05/15/44	456,342	0.0
3,952,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	4,685,590	0.3
4,526,000		Brookdale Senior Living, Inc., 2.750%, 06/15/18	4,469,425	0.3
1,445,000		Celgene Corp., 4.625%, 05/15/44	1,432,278	0.1
325,000		Celgene Corp., 4.000%, 08/15/23	340,145	0.0
240,000		Corn Products International, Inc., 6.625%, 04/15/37	298,088	0.0
493,000		Edwards Lifesciences Corp., 2.875%, 10/15/18	499,708	0.0
965,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	965,595	0.1
420,000		Express Scripts Holding Co., 2.250%, 06/15/19	420,727	0.0
1,400,000		General Mills, Inc., 2.200%, 10/21/19	1,409,379	0.1
755,000		Gilead Sciences, Inc., 4.400%, 12/01/21	810,967	0.1
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	105,336	0.0
4,883,000		HealthSouth Corp., 2.000%, 12/01/43	5,987,779	0.3
1,232,000	#	Heineken NV, 3.500%, 01/29/28	1,241,141	0.1
2,410,000		Jazz Investments I Ltd., 1.875%, 08/15/21	2,580,206	0.2
963,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	969,679	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	$409,751	0.0
1,883,000		Live Nation Entertainment, Inc., 2.500%, 05/15/19	2,051,293	0.1
730,000		McKesson Corp., 2.284%, 03/15/19	734,414	0.0
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/25	96,552	0.0
1,251,000	#	Medicines Co., 2.750%, 07/15/23	1,513,710	0.1
1,733,000		Medtronic, Inc., 3.150%, 03/15/22	1,781,082	0.1
576,000		Medtronic, Inc., 4.375%, 03/15/35	604,050	0.0
502,000		Molson Coors Brewing Co., 1.450%, 07/15/19	495,734	0.0
513,000		Molson Coors Brewing Co., 4.200%, 07/15/46	482,199	0.0
630,000		Moody's Corp., 4.500%, 09/01/22	675,083	0.0
574,000		Mylan NV, 3.150%, 06/15/21	576,952	0.0
785,000		Mylan NV, 5.250%, 06/15/46	805,844	0.0
2,762,000		NuVasive, Inc., 2.250%, 03/15/21	3,780,487	0.2
462,000	#	Pacira Pharmaceuticals, Inc./DE, 2.375%, 04/01/22	480,769	0.0
275,000		Perrigo Co. PLC, 2.300%, 11/08/18	276,447	0.0
200,000		Perrigo Finance Unlimited Co., 3.500%, 03/15/21	204,068	0.0
275,000		Philip Morris International, Inc., 3.600%, 11/15/23	284,827	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/43	885,612	0.1
474,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23	450,440	0.0
1,309,000	#,L	Wright Medical Group NV, 2.250%, 11/15/21	2,053,494	0.1
3,223,000		Wright Medical Group, Inc., 2.000%, 02/15/20	3,859,542	0.2
79,000		Zoetis, Inc., 4.700%, 02/01/43	80,776	0.0
			58,035,468	3.3

		Energy: 1.6%
610,000		Anadarko Petroleum Corp., 6.600%, 03/15/46	738,716	0.1
1,298,000	#	Chesapeake Energy Corp., 5.500%, 09/15/26	1,350,731	0.1
360,000		Chevron Corp., 1.718%, 06/24/18	361,221	0.0
1,425,000		ConocoPhillips Co., 2.875%, 11/15/21	1,438,455	0.1
1,528,000		ConocoPhillips Co., 4.150%, 11/15/34	1,531,760	0.1
460,000		Enable Midstream Partners L.P., 2.400%, 05/15/19	456,018	0.0
545,000		Enbridge, Inc., 5.500%, 12/01/46	581,443	0.0
570,000		Energy Transfer Partners L.P., 4.900%, 03/15/35	546,960	0.0
2,490,000	#	Ensco Jersey Finance Ltd., 3.000%, 01/31/24	2,435,531	0.1
175,000		Enterprise Products Operating L.P., 5.250%, 01/31/20	188,895	0.0
300,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	324,450	0.0
615,000		Enterprise Products Operating LLC, 2.550%, 10/15/19	620,496	0.0
1,359,000		Helix Energy Solutions Group, Inc., 4.250%, 05/01/22	1,336,916	0.1
250,000		Husky Energy, Inc., 3.950%, 04/15/22	259,230	0.0
700,000		Kinder Morgan, Inc./DE, 5.300%, 12/01/34	706,511	0.1
2,340,000		MPLX L.P., 4.500%, 07/15/23	2,436,527	0.1
960,000		MPLX L.P., 5.500%, 02/15/23	992,160	0.1
1,360,000	#	Nabors Industries, Inc., 0.750%, 01/15/24	1,277,550	0.1
570,000		Noble Energy, Inc., 5.250%, 11/15/43	594,872	0.0
505,000		Occidental Petroleum Corp., 3.400%, 04/15/26	504,556	0.0
136,000	#	Petroleos Mexicanos, 6.500%, 03/13/27	146,472	0.0
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	299,410	0.0
1,244,000		Shell International Finance BV, 4.000%, 05/10/46	1,198,913	0.1
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/45	804,433	0.1
544,000		Suncor Energy, Inc., 3.600%, 12/01/24	552,414	0.0
835,000		Sunoco Logistics Partners Operations L.P., 5.300%, 04/01/44	813,177	0.1
550,000		Sunoco Logistics Partners Operations L.P., 5.500%, 02/15/20	591,210	0.0
215,000		Texas Eastern Transmission L.P., 7.000%, 07/15/32	269,468	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
3,942,000		Weatherford International Ltd., 5.875%, 07/01/21	$5,072,861	0.3
			28,431,356	1.6

		Financial: 4.9%
530,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.950%, 02/01/22	544,830	0.0
395,000		American International Group, Inc., 2.300%, 07/16/19	396,635	0.0
1,685,000		Air Lease Corp., 2.625%, 09/04/18	1,699,614	0.1
851,000		Air Lease Corp., 3.000%, 09/15/23	832,692	0.1
1,870,000		Air Lease Corp., 4.250%, 09/15/24	1,938,679	0.1
410,000		Allstate Corp., 3.280%, 12/15/26	412,437	0.0
543,000		American Express Co., 3.625%, 12/05/24	546,904	0.0
1,200,000		American Financial Group, Inc./OH, 9.875%, 06/15/19	1,394,782	0.1
1,140,000		American International Group, Inc., 4.375%, 01/15/55	1,018,906	0.1
455,000	#	ANZ New Zealand Int'l Ltd./London, 2.875%, 01/25/22	456,070	0.0
1,117,000	#	Apollo Management Holdings L.P., 4.400%, 05/27/26	1,136,562	0.1
440,000	#	Apollo Management Holdings L.P., 4.000%, 05/30/24	441,577	0.0
927,000	#	Athene Global Funding, 2.875%, 10/23/18	932,578	0.1
1,145,000	#	Athene Global Funding, 4.000%, 01/25/22	1,165,003	0.1
948,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.300%, 06/01/21	937,279	0.1
720,000		Bank of America Corp., 3.248%, 10/21/27	686,809	0.0
850,000		Bank of America Corp., 3.500%, 04/19/26	840,124	0.1
500,000		Bank of America Corp., 5.650%, 05/01/18	520,322	0.0
725,000	#,L	BBVA Bancomer SA/Texas, 4.375%, 04/10/24	743,850	0.1
4,217,000	#	Blackhawk Network Holdings, Inc., 1.500%, 01/15/22	4,520,097	0.3
55,000		Brixmor Operating Partnership LP, 3.875%, 08/15/22	56,375	0.0
765,000		Brookfield Asset Management, Inc., 4.000%, 01/15/25	771,318	0.1
520,000		Citigroup, Inc., 4.750%, 05/18/46	515,002	0.0
1,930,000		Citigroup, Inc., 4.000%, 08/05/24	1,954,140	0.1
260,000		Citigroup, Inc., 5.300%, 05/06/44	279,380	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/43	715,284	0.0
595,000		Citizens Financial Group, Inc., 2.375%, 07/28/21	587,262	0.0
325,000		CNA Financial Corp., 5.875%, 08/15/20	360,752	0.0
1,335,000	#	Commonwealth Bank of Australia, 2.250%, 03/10/20	1,336,315	0.1
472,000	#	Credit Suisse AG, 6.500%, 08/08/23	519,354	0.0
2,755,000		EPR Properties, 4.750%, 12/15/26	2,776,200	0.2
610,000	#	Farmers Exchange Capital III, 5.454%, 10/15/54	613,965	0.0
4,179,000	#	Goldman Sachs Group, Inc., 1.000%, 09/28/20	5,640,940	0.3
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	837,244	0.1
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	389,745	0.0
465,000	#	HBOS PLC, 6.750%, 05/21/18	487,067	0.0
840,000		HCP, Inc., 3.875%, 08/15/24	845,922	0.1
320,000		HCP, Inc., 4.200%, 03/01/24	328,131	0.0
350,000		Hospitality Properties Trust, 4.500%, 06/15/23	362,409	0.0
240,000		Hospitality Properties Trust, 5.000%, 08/15/22	255,886	0.0
670,000	#	Jackson National Life Global Funding, 2.100%, 10/25/21	653,645	0.0
620,000	#	Jackson National Life Global Funding, 3.250%, 01/30/24	623,841	0.0
5,209,000		Jefferies Group, Inc., 3.875%, 11/01/29	5,280,624	0.3
550,000		JPMorgan Chase & Co., 3.200%, 06/15/26	534,601	0.0
515,000		JPMorgan Chase & Co., 4.250%, 10/01/27	529,628	0.0
675,000		JPMorgan Chase & Co., 4.260%, 02/22/48	675,528	0.0
665,000		JPMorgan Chase & Co., 5.000%, 12/29/49	673,312	0.0
443,000	#	KKR Group Finance Co. III LLC, 5.125%, 06/01/44	442,365	0.0
2,335,000	#	Liberty Mutual Group, Inc., 4.850%, 08/01/44	2,375,963	0.1
285,000		Markel Corp., 5.000%, 03/30/43	291,565	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
3,250,000	#	MassMutual Global Funding II, 2.100%, 08/02/18	$3,270,056	0.2
1,300,000	#	MassMutual Global Funding II, 2.000%, 04/15/21	1,272,378	0.1
2,360,000	#	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/24	2,489,083	0.2
2,975,000		Morgan Stanley, 2.375%, 07/23/19	2,994,748	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/25	1,074,697	0.1
1,230,000		National Australia Bank Ltd./New York, 1.875%, 07/12/21	1,195,127	0.1
805,000		National Australia Bank Ltd./New York, 2.800%, 01/10/22	810,466	0.1
1,350,000	#	National Australia Bank Ltd., 3.500%, 01/10/27	1,366,204	0.1
1,365,000		National Australia Bank Ltd/New York, 2.000%, 01/14/19	1,368,403	0.1
1,515,000	#	Nationwide Financial Services, Inc., 5.300%, 11/18/44	1,648,653	0.1
1,305,000	#	Nordea Bank AB, 2.250%, 05/27/21	1,285,180	0.1
400,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/24	408,260	0.0
275,000		Prudential Financial, Inc., 5.100%, 08/15/43	306,500	0.0
525,000		Reinsurance Group of America, Inc., 4.700%, 09/15/23	565,876	0.0
690,000	#	Reliance Standard Life Global Funding II, 3.050%, 01/20/21	696,048	0.0
1,360,000	#	Societe Generale SA, 2.625%, 09/16/20	1,355,738	0.1
805,000	#	Societe Generale SA, 5.000%, 01/17/24	836,881	0.1
985,000	#	Standard Chartered PLC, 3.050%, 01/15/21	988,894	0.1
1,100,000		Sumitomo Mitsui Banking Corp., 2.650%, 07/23/20	1,107,356	0.1
590,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/26	573,927	0.0
445,000		Travelers Cos, Inc., 4.600%, 08/01/43	484,796	0.0
585,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	595,743	0.0
410,000		US Bancorp, 3.100%, 04/27/26	403,006	0.0
145,000		Ventas Realty L.P., 5.700%, 09/30/43	164,802	0.0
1,020,000		Visa, Inc., 4.150%, 12/14/35	1,068,021	0.1
965,000		Wells Fargo & Co., 3.550%, 09/29/25	973,102	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/26	481,413	0.0
2,000,000		Wells Fargo & Co., 4.650%, 11/04/44	2,013,448	0.1
350,000		WR Berkley Corp., 4.625%, 03/15/22	376,001	0.0
			85,054,320	4.9

		Industrial: 0.9%
1,757,000	#	Aviation Capital Group Corp., 2.875%, 01/20/22	1,746,599	0.1
1,105,000	#	Aviation Capital Group Corp., 2.875%, 09/17/18	1,116,390	0.1
1,095,000	#	Aviation Capital Group Corp., 4.875%, 10/01/25	1,179,786	0.1
970,000		Avnet, Inc., 4.625%, 04/15/26	984,053	0.1
435,000	#	BAE Systems Holdings, Inc., 2.850%, 12/15/20	439,976	0.0
1,335,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/43	1,526,232	0.1
330,000		CSX Corp., 5.500%, 04/15/41	379,126	0.0
1,015,000		Deere & Co., 2.600%, 06/08/22	1,016,856	0.1
295,000		FedEx Corp., 4.900%, 01/15/34	316,981	0.0
605,000		FedEx Corp., 5.100%, 01/15/44	653,379	0.0
304,000		Northrop Grumman Corp., 3.850%, 04/15/45	287,293	0.0
703,000		Packaging Corp. of America, 4.500%, 11/01/23	752,157	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/23	281,436	0.0
410,000	#	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/21	399,495	0.0
157,000		Union Pacific Corp., 3.646%, 02/15/24	164,607	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/45	734,483	0.0
375,000		Union Pacific Corp., 4.850%, 06/15/44	420,385	0.0
330,000		United Parcel Service, Inc., 3.400%, 11/15/46	301,012	0.0
550,000		Valmont Industries, Inc., 5.000%, 10/01/44	514,945	0.0
2,193,000		Valmont Industries, Inc., 5.250%, 10/01/54	1,981,215	0.1
752,000		Waste Management, Inc., 3.900%, 03/01/35	750,728	0.1
			15,947,134	0.9

		Technology: 2.2%
1,146,000		Apple, Inc., 2.150%, 02/09/22	1,134,996	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
435,000		Apple, Inc., 3.350%, 02/09/27	$439,599	0.0
1,840,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	1,855,868	0.1
3,443,000		Citrix Systems, Inc., 0.500%, 04/15/19	4,329,573	0.3
340,000		Computer Sciences Corp., 4.450%, 09/15/22	357,687	0.0
910,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	982,980	0.1
35,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.350%, 07/15/46	45,556	0.0
1,457,000	L	Lam Research Corp., 1.250%, 05/15/18	3,093,393	0.2
289,000		Microchip Technology, Inc., 1.625%, 02/15/25	415,799	0.0
5,360,000	#	Microchip Technology, Inc., 1.625%, 02/15/27	5,457,150	0.3
3,962,000	L	Micron Technology, Inc., 3.000%, 11/15/43	4,459,726	0.3
649,000		Microsoft Corp., 3.500%, 02/12/35	627,329	0.0
1,734,000		Nuance Communications, Inc., 1.000%, 12/15/35	1,659,221	0.1
3,529,000		ON Semiconductor Corp., 1.000%, 12/01/20	3,870,872	0.2
1,810,000		Oracle Corp., 1.900%, 09/15/21	1,780,151	0.1
1,005,000		Oracle Corp., 4.300%, 07/08/34	1,045,418	0.1
330,000		Pitney Bowes, Inc., 4.625%, 03/15/24	326,290	0.0
3,899,000		SanDisk Corp., 0.500%, 10/15/20	3,711,002	0.2
540,000		Seagate HDD Cayman, 4.750%, 01/01/25	529,200	0.0
1,146,000		Seagate HDD Cayman, 5.750%, 12/01/34	1,037,846	0.1
726,000	#	Silicon Laboratories, Inc., 1.375%, 03/01/22	773,644	0.0
			37,933,300	2.2

		Utilities: 0.1%
150,000	#	Electricite de France SA, 4.600%, 01/27/20	158,814	0.0
620,000	#	Electricite de France SA, 4.875%, 01/22/44	618,338	0.1
350,000	#	Electricite de France SA, 5.625%, 12/29/49	344,750	0.0
605,000		Oglethorpe Power Corp., 4.550%, 06/01/44	599,191	0.0
			1,721,093	0.1

	Total Corporate Bonds/Notes
	(Cost $302,194,971)		315,430,049	18.0

MUNICIPAL BONDS: 0.1%
		Georgia: 0.1%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/57	198,993	0.0
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/57	365,433	0.1

	Total Municipal Bonds
	(Cost $503,953)		564,426	0.1

U.S. TREASURY OBLIGATIONS: 9.7%
		U.S. Treasury Bonds: 0.8%
14,210,500		2.875%, due 11/15/46	13,786,132	0.8
425,000		4.500%, due 02/15/36	539,028	0.0
			14,325,160	0.8

		U.S. Treasury Notes: 8.9%
57,470,000	L	1.125%, due 02/28/19	57,342,014	3.3
57,650,000	L	1.625%, due 03/15/20	57,856,041	3.3
38,596,200		1.875%, due 02/28/22	38,514,029	2.2
900,400		2.125%, due 02/29/24	895,458	0.0
1,022,600		2.250%, due 02/15/27	1,009,558	0.1
180,000		2.625%, due 11/15/20	185,871	0.0
			155,802,971	8.9

	Total U.S. Treasury Obligations
	(Cost $169,927,825)		170,128,131	9.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.2%
		Federal Home Loan Mortgage Corporation: 0.1%##
2,400,000		4.875%, due 06/13/18	2,504,998	0.1

		Federal National Mortgage Association: 0.1%##
915,000		6.625%, due 11/15/30	1,292,031	0.1

	Total U.S. Government Agency Obligations
	(Cost $3,470,153)		3,797,029	0.2

	Total Long-Term Investments
	(Cost $1,463,978,286)		1,643,636,472	94.0

SHORT-TERM INVESTMENTS: 13.0%
		Corporate Bonds/Notes: 2.4%
400,000		Bank of America Corp., 5.750%, 12/01/17	410,621	0.0
2,284,000		Chevron Corp., 1.365%, 03/02/18	2,283,009	0.1
775,000		Cintas Corp. No 2, 6.125%, 12/01/17	798,408	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Corporate Bonds/Notes (continued)
3,260,000		Eaton Corp., 1.500%, 11/02/17	$3,260,052	0.2
1,845,000		Ford Motor Credit Co. LLC, 1.724%, 12/06/17	1,845,251	0.1
3,900,000		GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	3,901,349	0.2
3,490,000		Intel Corp., 1.350%, 12/15/17	3,492,635	0.2
285,000		Interpublic Group of Cos., Inc., 2.250%, 11/15/17	286,002	0.0
2,000,000		Kellogg Co., 1.750%, 05/17/17	2,000,144	0.1
1,644,000		Kraft Heinz Foods Co., 1.600%, 06/30/17	1,644,605	0.1
1,040,000		Kraft Heinz Foods Co., 2.250%, 06/05/17	1,041,776	0.1
3,060,000		MGIC Investment Corp., 5.000%, 05/01/17	3,075,300	0.2
3,250,000		National Rural Utilities Cooperative Finance Corp., 0.950%, 04/24/17	3,249,779	0.2
3,930,000	#	New York Life Global Funding, 1.650%, 05/15/17	3,932,991	0.2
1,467,000		Old Republic International Corp., 3.750%, 03/15/18	1,959,362	0.1
328,000		Philip Morris International, Inc., 1.250%, 08/11/17	327,959	0.0
820,000		Precision Castparts Corp., 1.250%, 01/15/18	819,576	0.1
1,995,000		Prudential Financial, Inc., 6.000%, 12/01/17	2,051,886	0.1
1,744,000		Radian Group, Inc., 3.000%, 11/15/17	2,692,300	0.2
125,000		Realty Income Corp., 2.000%, 01/31/18	125,236	0.0
3,630,000	#	Roche Holdings, Inc., 1.350%, 09/29/17	3,632,842	0.2
140,000		Wells Fargo & Co., 1.500%, 01/16/18	139,765	0.0
			42,970,848	2.4

		Securities Lending Collateralcc: 7.5%
30,981,851		BNP Paribas SA, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $30,983,914, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $31,601,488, due 11/15/18-07/20/63)	30,981,851	1.8
30,981,851		Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $30,983,914, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $31,601,496, due 04/01/17-02/20/67)	30,981,851	1.8
4,226,954		Citibank N.A., Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $4,227,235, collateralized by various U.S. Government Agency Obligations, 3.000%-4.000%, Market Value plus accrued interest $4,311,504, due 02/01/26-02/01/46)	4,226,954	0.2
2,272,478		Jefferies LLC, Repurchase Agreement dated 03/31/17, 0.98%, due 04/03/17 (Repurchase Amount $2,272,661, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $2,317,928, due 03/01/37-02/01/47)	2,272,478	0.1
30,981,851		Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $30,983,914, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $31,601,488, due 04/19/17-02/20/67)	30,981,851	1.8

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
31,000,000	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $31,002,293, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $31,620,034, due 01/15/19-02/15/46)	$31,000,000	1.8
		130,444,985	7.5

	U.S. Treasury Notes: 0.0%
120,000	United States Treasury Note, 0.875%, 04/30/17
	(Cost $120,014)	120,019	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.1%
54,161,875	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $54,161,875)	54,161,875	3.1

	Total Short-Term Investments
	(Cost $227,088,042)	227,697,727	13.0

	Total Investments in Securities (Cost $1,691,066,328)	$1,871,334,199	107.0
	Liabilities in Excess of Other Assets	(122,034,279)	(7.0)
	Net Assets	$1,749,299,920	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $1,699,246,540.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$217,605,235
Gross Unrealized Depreciation	(45,517,576)

Net Unrealized Appreciation	$172,087,659

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$89,511,197	$8,519,054	$–	$98,030,251
Consumer Staples	48,377,341	–	–	48,377,341
Energy	134,364,875	36,789,769	–	171,154,644
Financials	385,878,246	–	–	385,878,246
Health Care	108,614,803	25,778,239	–	134,393,042
Industrials	91,386,809	–	–	91,386,809
Information Technology	144,449,534	–	–	144,449,534
Materials	24,714,249	8,729,110	–	33,443,359
Telecommunication Services	17,023,194	2,696,305	–	19,719,499
Utilities	15,416,068	–	–	15,416,068
Total Common Stock	1,059,736,316	82,512,477	–	1,142,248,793
Preferred Stock	106,400	11,361,644	–	11,468,044
Corporate Bonds/Notes	–	315,430,049	–	315,430,049
Municipal Bonds	–	564,426	–	564,426
Short-Term Investments	54,161,875	173,535,852	–	227,697,727
U.S. Treasury Obligations	–	170,128,131	–	170,128,131
U.S. Government Agency Obligations	–	3,797,029	–	3,797,029
Total Investments, at fair value	$1,114,004,591	$757,329,608	$–	$1,871,334,199
Other Financial Instruments+
Forward Foreign Currency Contracts	–	528,157	–	528,157
Total Assets	$1,114,004,591	$757,857,765	$–	$1,871,862,356
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(135,705)	$–	$(135,705)
Total Liabilities	$–	$(135,705)	$–	$(135,705)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2017, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank and Trust Co.	Australian Dollar	89,480	Buy	04/28/17	$68,565	$68,334	$(231)
State Street Bank and Trust Co.	Canadian Dollar	188,176	Buy	04/28/17	140,991	141,552	561

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.	Swiss Franc	102,551	Buy	04/28/17	$103,366	$102,523	$(843)
State Street Bank and Trust Co.	EU Euro	204,166	Buy	04/28/17	220,891	218,039	(2,852)
State Street Bank and Trust Co.	British Pound	199,158	Buy	04/28/17	248,822	249,664	842
							$(2,523)

The Bank of New York Mellon	Australian Dollar	4,480,580	Sell	04/28/17	$3,465,594	$3,421,721	$43,873
The Bank of New York Mellon	Swiss Franc	5,059,958	Sell	04/28/17	5,106,014	5,058,615	47,399
The Bank of New York Mellon	Canadian Dollar	9,237,129	Sell	04/28/17	6,959,233	6,948,418	10,815
The Bank of New York Mellon	British Pound	12,318,215	Sell	04/28/17	15,372,886	15,442,127	(69,241)
The Bank of New York Mellon	EU Euro	10,604,251	Sell	04/28/17	11,488,327	11,324,830	163,497
State Street Bank and Trust Co.	British Pound	100,874	Sell	04/28/17	126,883	126,456	427
State Street Bank and Trust Co.	British Pound	239,943	Sell	04/28/17	300,104	300,793	(689)
State Street Bank and Trust Co.	Swiss Franc	5,060,878	Sell	04/28/17	5,104,290	5,059,535	44,755
State Street Bank and Trust Co.	Australian Dollar	4,481,647	Sell	04/28/17	3,466,554	3,422,536	44,018
State Street Bank and Trust Co.	Canadian Dollar	9,237,071	Sell	04/28/17	6,956,988	6,948,374	8,614
State Street Bank and Trust Co.	EU Euro	10,605,431	Sell	04/28/17	11,489,447	11,326,091	163,356
State Street Bank and Trust Co.	British Pound	12,317,960	Sell	04/28/17	15,379,958	15,441,807	(61,849)
							$394,975

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$528,157
Total Asset Derivatives		$528,157

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$135,705
Total Liability Derivatives		$135,705

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2017:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$262,573	$265,584	$528,157
Total Assets	$262,573	$265,584	$528,157

Liabilities:
Forward foreign currency contracts	$66,464	$69,241	$135,705
Total Liabilities	$66,464	$69,241	$135,705

Net OTC derivative instruments by counterparty, at fair value	$196,109	$196,343	$392,452

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$196,109	$196,343	$392,452

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 17.9%
7,380	@	Autozone, Inc.	$5,336,109	0.9
106,680		Bed Bath & Beyond, Inc.	4,209,593	0.7
100,510		Best Buy Co., Inc.	4,940,066	0.8
134,300		BorgWarner, Inc.	5,612,397	0.9
76,549		CBS Corp. - Class B	5,309,439	0.9
98,970	@	Dish Network Corp. - Class A	6,283,605	1.1
69,690		Expedia, Inc.	8,792,787	1.5
185,130		Gap, Inc.	4,496,808	0.8
49,190		Genuine Parts Co.	4,545,648	0.8
48,429	@	Hilton Grand Vacations, Inc.	1,387,975	0.2
93,910		Hilton Worldwide Holdings, Inc.	5,489,979	0.9
148,041		Kohl's Corp.	5,893,512	1.0
22,636		Marriott International, Inc.	2,131,858	0.4
52,260	@	Mohawk Industries, Inc.	11,993,147	2.0
173,446		Newell Brands, Inc.	8,181,448	1.4
108,850	L	Nordstrom, Inc.	5,069,145	0.8
59,290		PVH Corp.	6,134,736	1.0
43,740		Ralph Lauren Corp.	3,570,059	0.6
76,910		Tiffany & Co.	7,329,523	1.2
			106,707,834	17.9

		Consumer Staples: 6.3%
34,480		Constellation Brands, Inc.	5,588,174	0.9
275,860		Coty, Inc - Class A	5,001,342	0.8
79,820		Dr Pepper Snapple Group, Inc.	7,815,974	1.3
73,843	@	Edgewell Personal Care Co.	5,400,877	0.9
51,253		Energizer Holdings, Inc.	2,857,355	0.5
228,450		Kroger Co.	6,736,990	1.1
52,630	@	TreeHouse Foods, Inc.	4,455,656	0.8
			37,856,368	6.3

		Energy: 3.7%
181,860		EQT Corp.	11,111,646	1.9
200,640	L	PBF Energy, Inc.	4,448,189	0.7
230,110		Williams Cos., Inc.	6,808,955	1.1
			22,368,790	3.7

		Financials: 21.8%
5,843	@	Alleghany Corp.	3,591,458	0.6
223,060		Ally Financial, Inc.	4,534,810	0.8
34,600		Ameriprise Financial, Inc.	4,486,928	0.8
23,177		Chubb Ltd.	3,157,866	0.5
181,550		Citizens Financial Group, Inc.	6,272,552	1.0
315,590		Fifth Third Bancorp	8,015,986	1.3
63,960		First Republic Bank	6,000,088	1.0
162,040		Hartford Financial Services Group, Inc.	7,789,263	1.3
347,750		Huntington Bancshares, Inc.	4,656,372	0.8
190,770		Invesco Ltd.	5,843,285	1.0
243,550		Loews Corp.	11,390,834	1.9
65,153		M&T Bank Corp.	10,081,124	1.7
97,080		Marsh & McLennan Cos., Inc.	7,173,241	1.2
71,460		Northern Trust Corp.	6,187,007	1.0
84,740		Progressive Corp.	3,320,113	0.6
75,300		Raymond James Financial, Inc.	5,742,378	1.0
147,990		SunTrust Banks, Inc.	8,183,847	1.4
90,530		T. Rowe Price Group, Inc.	6,169,620	1.0
102,800		Unum Group	4,820,292	0.8
39,810		WR Berkley Corp.	2,811,780	0.5
184,000		XL Group Ltd.	7,334,240	1.2
57,650		Zions Bancorp.	2,421,300	0.4
			129,984,384	21.8

		Health Care: 5.1%
64,100		AmerisourceBergen Corp.	5,672,850	1.0
38,630		Cigna Corp.	5,658,909	0.9
34,370	@	Henry Schein, Inc.	5,841,869	1.0
32,030		Humana, Inc.	6,602,664	1.1
11,090	@	Laboratory Corp. of America Holdings	1,591,082	0.3
38,290		Universal Health Services, Inc.	4,765,191	0.8
			30,132,565	5.1

		Industrials: 8.0%
117,380		Ametek, Inc.	6,347,910	1.1
60,880		Carlisle Cos., Inc.	6,478,241	1.1
96,060		Fortune Brands Home & Security, Inc.	5,845,251	1.0
48,470		Hubbell, Inc.	5,818,823	1.0
72,380		IDEX Corp.	6,768,254	1.1
59,270		MSC Industrial Direct Co.	6,090,585	1.0
35,290		Regal-Beloit Corp.	2,669,689	0.4
45,151		Snap-On, Inc.	7,615,619	1.3
			47,634,372	8.0

		Information Technology: 9.8%
98,150		Amphenol Corp.	6,985,335	1.2
54,210		Analog Devices, Inc.	4,442,509	0.7
103,260	@	Arrow Electronics, Inc.	7,580,317	1.3
118,570		CDW Corp.	6,842,675	1.1
142,546	@	CommScope Holding Co., Inc.	5,945,594	1.0
84,976		Jack Henry & Associates, Inc.	7,911,266	1.3
178,949	@	Keysight Technologies, Inc.	6,467,217	1.1
19,720		KLA-Tencor Corp.	1,874,780	0.3
140,030	@,L	Match Group, Inc.	2,286,690	0.4
116,580	@	Synopsys, Inc.	8,408,915	1.4
			58,745,298	9.8

		Materials: 4.5%
107,330		Ball Corp.	7,970,326	1.3
13,860		Sherwin-Williams Co.	4,299,233	0.7
96,415		Silgan Holdings, Inc.	5,723,194	1.0

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
165,730		WestRock Co.	$8,622,932	1.5
			26,615,685	4.5

		Real Estate: 10.3%
60,530		American Campus Communities, Inc.	2,880,623	0.5
116,520		American Homes 4 Rent	2,675,299	0.4
28,930		AvalonBay Communities, Inc.	5,311,548	0.9
41,240		Boston Properties, Inc.	5,460,588	0.9
200,220		Brixmor Property Group, Inc.	4,296,721	0.7
89,150	@	CBRE Group, Inc.	3,101,528	0.5
11,870		Essex Property Trust, Inc.	2,748,261	0.5
11,910		Federal Realty Investment Trust	1,589,985	0.3
106,170		GGP, Inc.	2,461,021	0.4
37,350		HCP, Inc.	1,168,308	0.2
225,350		Kimco Realty Corp.	4,977,982	0.8
156,662		Outfront Media, Inc.	4,159,376	0.7
73,251		Park Hotels & Resorts, Inc.	1,880,353	0.3
138,520		Rayonier, Inc.	3,925,657	0.7
43,510		Regency Centers Corp.	2,888,629	0.5
61,286		Vornado Realty Trust	6,147,599	1.0
124,050		Weyerhaeuser Co.	4,215,219	0.7
29,950		WP Carey, Inc.	1,863,489	0.3
			61,752,186	10.3

		Utilities: 11.0%
99,230		Centerpoint Energy, Inc.	2,735,771	0.5
193,640		CMS Energy Corp.	8,663,454	1.4
109,480		Edison International	8,715,703	1.5
230,704	@	Energen Corp.	12,559,526	2.1
103,100		National Fuel Gas Co.	6,146,822	1.0
71,800		Sempra Energy	7,933,900	1.3
134,340		WEC Energy Group, Inc.	8,145,034	1.4
28,220		Westar Energy, Inc.	1,531,499	0.3
205,550		Xcel Energy, Inc.	9,136,697	1.5
			65,568,406	11.0

	Total Common Stock
	(Cost $439,674,972)		587,365,888	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
	Securities Lending Collateralcc: 1.9%
2,725,774	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $2,725,955, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,780,290, due 04/01/17-02/20/67)	2,725,774	0.4
573,586	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $573,625, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $585,058, due 05/11/17-12/01/51)	573,586	0.1
2,725,774	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $2,725,962, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $2,780,290, due 02/15/43-02/15/44)	2,725,774	0.5
2,725,774	NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $2,725,976, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $2,780,289, due 08/15/21-09/09/49)	2,725,774	0.4

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,725,800	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $2,726,002, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,780,319, due 01/15/19-02/15/46)	$2,725,800	0.5
		11,476,708	1.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
10,716,887	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $10,716,887)	10,716,887	1.8

	Total Short-Term Investments
	(Cost $22,193,595)	22,193,595	3.7

	Total Investments in Securities (Cost $461,868,567)	$609,559,483	102.1
	Liabilities in Excess of Other Assets	(12,790,280)	(2.1)
	Net Assets	$596,769,203	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $462,747,889.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$160,758,201
Gross Unrealized Depreciation	(13,946,607)

Net Unrealized Appreciation	$146,811,594

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$587,365,888	$–	$–	$587,365,888
Short-Term Investments	10,716,887	11,476,708	–	22,193,595
Total Investments, at fair value	$598,082,775	$11,476,708	$–	$609,559,483

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		China: 1.4%
674,995	@	JD.com, Inc. ADR	$20,999,094	1.4

		Denmark: 0.4%
111,808		FLSmidth & Co. A/S	5,970,290	0.4

		France: 5.8%
172,948		LVMH Moet Hennessy Louis Vuitton SE	38,012,779	2.6
103,840		Kering	26,839,083	1.8
402,220		Societe Generale	20,378,673	1.4
			85,230,535	5.8

		Germany: 7.3%
144,444		Allianz SE	26,786,691	1.9
165,555		Bayer AG	19,074,233	1.3
78,609		Linde AG	13,097,950	0.9
374,830		SAP SE	36,773,927	2.5
77,987		Siemens AG	10,682,086	0.7
			106,414,887	7.3

		India: 3.8%
10,607,982		DLF Ltd.	24,283,757	1.7
2,230,490		ICICI Bank Ltd. ADR	19,182,214	1.3
1,494,555		Zee Entertainment Enterprises Ltd.	12,324,890	0.8
			55,790,861	3.8

		Italy: 1.1%
210,702	L	Brunello Cucinelli SpA	5,021,531	0.3
223,786		Prysmian S.p.A.	5,916,336	0.4
68,697	L	Tod's S.p.A.	5,375,541	0.4
			16,313,408	1.1

		Japan: 14.1%
1,148,200		Dai-ichi Life Holdings, Inc.	20,552,081	1.4
62,400		Fanuc Ltd.	12,846,371	0.9
790,300		KDDI Corp.	20,785,521	1.4
74,902		Keyence Corp.	30,048,644	2.1
322,100		Kyocera Corp.	17,994,881	1.2
265,600		Murata Manufacturing Co., Ltd.	37,838,856	2.6
314,200		Nidec Corp.	30,007,540	2.1
38,900		Nintendo Co., Ltd.	9,026,313	0.6
180,800		Sumitomo Mitsui Financial Group, Inc.	6,580,897	0.4
305,400		Suzuki Motor Corp.	12,684,400	0.9
124,700		TDK Corp.	7,917,822	0.5
			206,283,326	14.1

		Netherlands: 2.9%
553,853		Airbus SE	42,237,931	2.9

		Spain: 2.7%
1,168,262		Banco Bilbao Vizcaya Argentaria S.A.	9,068,867	0.6
847,575		Industria de Diseno Textil SA	29,848,776	2.1
			38,917,643	2.7

		Sweden: 1.4%
1,014,405		Assa Abloy AB	20,853,834	1.4

		Switzerland: 3.2%
563,085		Credit Suisse Group AG	8,377,930	0.6
51,083		Roche Holding AG	13,063,645	0.9
1,544,378		UBS Group AG	24,686,285	1.7
			46,127,860	3.2

		United Kingdom: 6.9%
2,760,672	@,L	Circassia Pharmaceuticals Plc	3,692,310	0.3
7,470,594	@	Earthport PLC	2,515,470	0.2
1,277,980		International Consolidated Airlines Group SA	8,469,587	0.6
444,927		International Game Technology PLC	10,544,770	0.7
1,265,166		Prudential PLC	26,724,427	1.8
144,420		Shire PLC	8,414,916	0.6
378,874	@	TechnipFMC PLC	12,363,988	0.8
575,775		Unilever PLC	28,401,340	1.9
			101,126,808	6.9

		United States: 45.4%
116,380		3M Co.	22,266,985	1.5
354,930	@,L	Acadia Pharmaceuticals, Inc.	12,202,493	0.8
225,053	@	Adobe Systems, Inc.	29,286,147	2.0
261,400		Aetna, Inc.	33,341,570	2.3
44,940	@	Alphabet, Inc. - Class A	38,100,132	2.6
46,607	@	Alphabet, Inc. - Class C	38,663,303	2.7
167,240		Anthem, Inc.	27,658,151	1.9
54,130	@	Biogen, Inc.	14,800,225	1.0
80,940	@	BioMarin Pharmaceutical, Inc.	7,104,913	0.5
78,530	@,L	Bluebird Bio, Inc.	7,138,377	0.5
52,350	@	Blueprint Medicines Corp.	2,093,476	0.2
103,330	@	Centene Corp.	7,363,296	0.5
688,420		Citigroup, Inc.	41,181,284	2.8
502,140		Colgate-Palmolive Co.	36,751,627	2.5
122,950		Emerson Electric Co.	7,359,787	0.5
240,950	@	Facebook, Inc.	34,226,947	2.4
341,370		FNF Group	13,292,948	0.9
196,530		Gilead Sciences, Inc.	13,348,318	0.9
110,630		Goldman Sachs Group, Inc.	25,413,924	1.7
269,800		Intuit, Inc.	31,294,102	2.1
219,560	@,L	Ionis Pharmaceuticals, Inc.	8,826,312	0.6
268,860	@	MacroGenics, Inc.	5,000,796	0.3
650,650		Maxim Integrated Products	29,253,224	2.0
302,490	@	PayPal Holdings, Inc.	13,013,120	0.9
366,570		S&P Global, Inc.	47,925,362	3.3
134,780	@	Sage Therapeutics, Inc.	9,578,815	0.7
227,940		Tiffany & Co.	21,722,682	1.5
569,050	@,L	Twitter, Inc.	8,507,297	0.6
149,610		United Parcel Service, Inc. - Class B	16,053,153	1.1
28,040	@	Vertex Pharmaceuticals, Inc.	3,066,174	0.2

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
259,540	Walt Disney Co.	$29,429,241	2.0
231,460	Whole Foods Market, Inc.	6,878,991	0.5
166,580	Zimmer Biomet Holdings, Inc.	20,341,084	1.4
		662,484,256	45.4

	Total Common Stock
	(Cost $779,519,137)	1,408,750,733	96.4

PREFERRED STOCK: 1.9%
	Germany: 1.8%
334,794	Bayerische Motoren Werke AG	26,334,809	1.8

	India: 0.1%
5,080,989	@ Zee Entertainment Enterprises Ltd.	740,219	0.1

	Total Preferred Stock
	(Cost $12,716,306)	27,075,028	1.9

	Total Long-Term Investments
	(Cost $792,235,443)	1,435,825,761	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
	Securities Lending Collateralcc: 2.9%
10,612,847	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $10,613,554, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $10,825,107, due 04/01/17-02/20/67)	10,612,847	0.7
10,612,847	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $10,613,562, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $10,825,104, due 05/11/17-12/01/51)	10,612,847	0.7
10,082,308	Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $10,082,979, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $10,283,954, due 04/19/17-02/20/67)	10,082,308	0.7
10,749,000	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $10,749,795, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $10,963,992, due 01/15/19-02/15/46)	10,749,000	0.8
		42,057,002	2.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
20,658,577	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $20,658,577)	20,658,577	1.4

	Total Short-Term Investments
	(Cost $62,715,579)	62,715,579	4.3

	Total Investments in Securities (Cost $854,951,022)	$1,498,541,340	102.6
	Liabilities in Excess of Other Assets	(37,929,105)	(2.6)
	Net Assets	$1,460,612,235	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Cost for federal income tax purposes is $861,966,030.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$661,558,647
Gross Unrealized Depreciation	(24,983,337)

Net Unrealized Appreciation	$636,575,310

Sector Diversification	Percentage of Net Assets
Information Technology	25.0%
Financials	19.8
Consumer Discretionary	16.4
Health Care	14.9
Industrials	12.1
Consumer Staples	4.9
Real Estate	1.7
Telecommunication Services	1.4
Materials	1.3
Energy	0.8
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(2.6)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
China	$20,999,094	$–	$–	$20,999,094
Denmark	–	5,970,290	–	5,970,290
France	–	85,230,535	–	85,230,535
Germany	–	106,414,887	–	106,414,887
India	19,182,214	36,608,647	–	55,790,861
Italy	10,397,072	5,916,336	–	16,313,408
Japan	–	206,283,326	–	206,283,326
Netherlands	–	42,237,931	–	42,237,931
Spain	–	38,917,643	–	38,917,643
Sweden	–	20,853,834	–	20,853,834
Switzerland	–	46,127,860	–	46,127,860
United Kingdom	29,116,538	72,010,270	–	101,126,808
United States	662,484,256	–	–	662,484,256
Total Common Stock	742,179,174	666,571,559	–	1,408,750,733
Preferred Stock	740,219	26,334,809	–	27,075,028
Short-Term Investments	20,658,577	42,057,002	–	62,715,579
Total Investments, at fair value	$763,577,970	$734,963,370	$–	$1,498,541,340

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 82.5%
		Basic Materials: 2.4%
300,000	#	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	$310,500	0.3
225,000		CF Industries, Inc., 3.450%, 06/01/23	213,187	0.2
100,000	#	CVR Partners L.P. / CVR Nitrogen Finance Corp., 9.250%, 06/15/23	103,000	0.1
220,000	#	First Quantum Minerals Ltd., 7.500%, 04/01/25	222,750	0.2
530,000		Freeport-McMoRan, Inc., 3.550%, 03/01/22	494,225	0.5
60,000		Hexion, Inc., 6.625%, 04/15/20	55,350	0.1
75,000	#	Hudbay Minerals, Inc., 7.250%, 01/15/23	79,875	0.1
100,000	#	Hudbay Minerals, Inc., 7.625%, 01/15/25	109,000	0.1
435,000	#	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.000%, 04/15/25	442,613	0.4
145,000		Resolute Forest Products, Inc., 5.875%, 05/15/23	133,581	0.1
175,000		Tronox Finance LLC, 6.375%, 08/15/20	176,531	0.2
145,000	#	Tronox Finance LLC, 7.500%, 03/15/22	150,075	0.1
			2,490,687	2.4

		Communications: 13.9%
200,000	#	Altice Financing SA, 6.625%, 02/15/23	208,500	0.2
200,000	#	Altice US Finance I Corp., 5.375%, 07/15/23	208,000	0.2
505,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/26	523,937	0.5
310,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	326,275	0.3
380,000		CenturyLink, Inc., 6.450%, 06/15/21	405,608	0.4
120,000	#	CommScope, Inc., 5.000%, 06/15/21	123,750	0.1
155,000	#	CommScope Technologies LLC, 5.000%, 03/15/27	155,147	0.2
200,000	#	CSC Holdings LLC, 5.500%, 04/15/27	203,750	0.2
125,000	#	Ctrip.com International Ltd., 1.250%, 09/15/22	130,000	0.1
150,000		DISH DBS Corp., 5.875%, 11/15/24	158,062	0.2
300,000		DISH DBS Corp., 5.875%, 07/15/22	315,936	0.3
319,000	#	DISH Network Corp., 2.375%, 03/15/24	327,174	0.3
215,000		Finisar Corp., 0.500%, 12/15/33	242,144	0.2
50,000		FireEye, Inc., 1.000%, 06/01/35	47,187	0.0
50,000		FireEye, Inc., 1.625%, 06/01/35	45,031	0.0
218,000		Frontier Communications Corp., 8.500%, 04/15/20	230,807	0.2
555,000		Frontier Communications Corp., 8.750%, 04/15/22	539,738	0.5
65,000		Frontier Communications Corp., 8.875%, 09/15/20	68,819	0.1
330,000		Frontier Communications Corp., 10.500%, 09/15/22	335,775	0.3
250,000		GCI, Inc., 6.750%, 06/01/21	257,500	0.2
140,000		GCI, Inc., 6.875%, 04/15/25	147,350	0.1
250,000	#	Gray Television, Inc., 5.125%, 10/15/24	247,500	0.2
280,000	#	Gray Television, Inc., 5.875%, 07/15/26	285,600	0.3
415,000	#	Hughes Satellite Systems Corp., 5.250%, 08/01/26	415,000	0.4
89,000		IAC/InterActiveCorp, 4.875%, 11/30/18	90,268	0.1
690,000		Level 3 Financing, Inc., 5.250%, 03/15/26	696,038	0.7
195,000	#	MDC Partners, Inc., 6.500%, 05/01/24	186,956	0.2
550,000	#	Netflix, Inc., 4.375%, 11/15/26	541,063	0.5
245,000	#	Nexstar Escrow Corp., 5.625%, 08/01/24	249,288	0.2
200,000	#	SFR Group SA, 6.000%, 05/15/22	208,000	0.2
350,000		Quebecor Media, Inc., 5.750%, 01/15/23	366,188	0.4
480,000		Shutterfly, Inc., 0.250%, 05/15/18	481,800	0.5
425,000	#	Sinclair Television Group, Inc., 5.125%, 02/15/27	412,250	0.4
170,000	#	Sirius XM Radio, Inc., 4.625%, 05/15/23	174,463	0.2
1,760,000		Sprint Corp., 7.250%, 09/15/21	1,904,654	1.8
425,000		TEGNA, Inc., 6.375%, 10/15/23	451,031	0.4
95,000		T-Mobile USA, Inc., 5.125%, 04/15/25	98,563	0.1
130,000		T-Mobile USA, Inc., 6.000%, 03/01/23	139,139	0.1
250,000		T-Mobile USA, Inc., 6.000%, 04/15/24	267,188	0.3
70,000		T-Mobile USA, Inc., 6.500%, 01/15/24	75,775	0.1
450,000		T-Mobile USA, Inc., 6.500%, 01/15/26	493,875	0.5
100,000		T-Mobile USA, Inc., 6.633%, 04/28/21	103,600	0.1

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
160,000	#	Univision Communications, Inc., 5.125%, 02/15/25	$158,000	0.2
440,000	#	Videotron Ltd., 5.375%, 06/15/24	458,700	0.4
105,000	#	WebMD Health Corp., 2.625%, 06/15/23	100,209	0.1
375,000		Windstream Services LLC, 6.375%, 08/01/23	334,688	0.3
360,000		Windstream Services LLC, 7.500%, 06/01/22	351,000	0.3
200,000		Windstream Services LLC, 7.750%, 10/15/20	203,500	0.2
150,000	#	Zillow Group, Inc., 2.000%, 12/01/21	149,531	0.1
			14,644,357	13.9

		Consumer, Cyclical: 11.3%
130,000	#	AdvancePierre Foods Holdings, Inc., 5.500%, 12/15/24	131,787	0.1
190,000	#	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	192,612	0.2
160,000	#	AMC Entertainment Holdings, Inc., 6.125%, 05/15/27	161,800	0.2
335,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	347,562	0.3
70,000	#	Beazer Homes USA, Inc., 8.750%, 03/15/22	76,825	0.1
230,000	#	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26	230,575	0.2
110,000	#	Eagle II Acquisition Co. LLC, 6.000%, 04/01/25	113,712	0.1
375,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.750%, 01/15/22	356,250	0.3
345,000		Global Partners L.P. / GLP Finance Corp., 6.250%, 07/15/22	339,825	0.3
265,000		Global Partners L.P. / GLP Finance Corp., 7.000%, 06/15/23	263,675	0.2
350,000		Goodyear Tire & Rubber Co/The, 5.000%, 05/31/26	359,625	0.3
270,000		H&E Equipment Services, Inc., 7.000%, 09/01/22	284,512	0.3
165,000	#	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/01/24	174,075	0.2
185,000	#	International Automotive Components Group SA, 9.125%, 06/01/18	184,537	0.2
175,000	#	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 02/15/19	167,125	0.2
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	325,500	0.3
310,000		KB Home, 1.375%, 02/01/19	319,106	0.3
400,000		KB Home, 7.000%, 12/15/21	443,876	0.4
245,000		KB Home, 7.500%, 09/15/22	270,113	0.3
205,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	209,100	0.2
205,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	209,869	0.2
250,000	#	Landry's, Inc., 6.750%, 10/15/24	260,000	0.2
250,000		Lennar Corp., 4.500%, 06/15/19	258,125	0.2
465,000		Lennar Corp., 4.750%, 11/15/22	481,275	0.5
100,000		LKQ Corp., 4.750%, 05/15/23	100,000	0.1
310,000		MDC Holdings, Inc., 5.500%, 01/15/24	320,850	0.3
145,000		Meritage Homes Corp., 7.000%, 04/01/22	163,125	0.2
200,000	#	Nexteer Automotive Group Ltd., 5.875%, 11/15/21	208,500	0.2
230,000	#	PetSmart, Inc., 7.125%, 03/15/23	219,075	0.2
280,000		PulteGroup, Inc., 5.000%, 01/15/27	281,050	0.3
270,000		Regal Entertainment Group, 5.750%, 02/01/25	280,125	0.3
150,000		Regal Entertainment Group, 5.750%, 03/15/22	156,938	0.1
264,000	#	Rexel SA, 5.250%, 06/15/20	272,085	0.3
270,000		CalAtlantic Group, Inc., 0.250%, 06/01/19	254,813	0.2
130,000		CalAtlantic Group, Inc., 5.375%, 10/01/22	136,338	0.1
150,000		Scientific Games International, Inc., 6.250%, 09/01/20	142,875	0.1
990,000		Scientific Games International, Inc., 10.000%, 12/01/22	1,059,300	1.0
235,000		CalAtlantic Group, Inc., 1.250%, 08/01/32	243,959	0.2
365,000	#	Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 03/01/24	379,600	0.4
175,000		Tempur Sealy International, Inc., 5.500%, 06/15/26	172,988	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
360,000	#	TI Group Automotive Systems LLC, 8.750%, 07/15/23	$383,699	0.4
190,000		Titan International, Inc., 6.875%, 10/01/20	197,125	0.2
105,000	#	Viking Cruises Ltd., 6.250%, 05/15/25	100,800	0.1
450,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	468,563	0.4
160,000	#	ZF North America Capital, Inc., 4.750%, 04/29/25	166,200	0.2
			11,869,469	11.3

		Consumer, Non-cyclical: 16.4%
125,000		Albany Molecular Research, Inc., 2.250%, 11/15/18	136,641	0.1
80,000	#	Alliance One International, Inc., 8.500%, 04/15/21	82,200	0.1
470,000		Alliance One International, Inc., 9.875%, 07/15/21	408,312	0.4
155,000		Ascent Capital Group, Inc., 4.000%, 07/15/20	119,350	0.1
225,000		BioScrip, Inc., 8.875%, 02/15/21	194,551	0.2
115,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	136,347	0.1
215,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	213,387	0.2
265,000		Cardtronics, Inc., 1.000%, 12/01/20	288,022	0.3
150,000		Centene Corp., 4.750%, 01/15/25	151,219	0.1
165,000		Centene Corp., 5.625%, 02/15/21	173,101	0.2
110,000		Centene Corp., 6.125%, 02/15/24	118,387	0.1
225,000	#	Cenveo Corp., 6.000%, 08/01/19	186,750	0.2
145,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	124,700	0.1
755,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	742,731	0.7
375,000	#	Cimpress NV, 7.000%, 04/01/22	390,000	0.4
225,000		Constellation Brands, Inc., 3.750%, 05/01/21	233,356	0.2
275,000		Constellation Brands, Inc., 4.250%, 05/01/23	290,192	0.3
305,000	#	Constellis Holdings LLC / Constellis Finance Corp., 9.750%, 05/15/20	327,875	0.3
310,000	#	Dole Food Co., Inc., 7.250%, 05/01/19	316,587	0.3
406,000	#	DPx Holdings BV, 7.500%, 02/01/22	428,838	0.4
246,000		Emergent BioSolutions, Inc., 2.875%, 01/15/21	293,970	0.3
140,000	#	Endo Finance LLC / Endo Finco, Inc., 5.375%, 01/15/23	121,537	0.1
200,000	#	Endo Finance LLC / Endo Ltd. / Endo Finco, Inc., 6.000%, 07/15/23	176,000	0.2
315,000	#	Endo Finance LLC, 5.750%, 01/15/22	288,225	0.3
200,000	#	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/25	171,500	0.2
180,000		Endologix, Inc., 2.250%, 12/15/18	173,475	0.2
205,000		Endologix, Inc., 3.250%, 11/01/20	203,591	0.2
200,000	#	FAGE International SA/ FAGE USA Dairy Industry, Inc., 5.625%, 08/15/26	201,000	0.2
600,000		HCA, Inc., 5.250%, 06/15/26	630,060	0.6
200,000		Horizon Pharma, Inc., 6.625%, 05/01/23	197,000	0.2
35,000	#	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.750%, 11/01/24	36,619	0.0
365,000		Impax Laboratories, Inc., 2.000%, 06/15/22	296,334	0.3
480,000		Innoviva, Inc., 2.125%, 01/15/23	455,400	0.4
295,000	#	Insulet Corp., 1.250%, 09/15/21	297,581	0.3
400,000		Jazz Investments I Ltd., 1.875%, 08/15/21	428,250	0.4
255,000		Kindred Healthcare, Inc., 6.375%, 04/15/22	238,744	0.2
240,000		Kindred Healthcare, Inc., 8.000%, 01/15/20	245,100	0.2
80,000	#	Lamb Weston Holdings, Inc., 4.625%, 11/01/24	81,800	0.1
80,000	#	Lamb Weston Holdings, Inc., 4.875%, 11/01/26	81,800	0.1
115,000		Macquarie Infrastructure Corp., 2.000%, 10/01/23	113,275	0.1
205,000		Medicines Co., 2.500%, 01/15/22	324,156	0.3
140,000	#	Medicines Co., 2.750%, 07/15/23	169,400	0.2
345,000		Molina Healthcare, Inc., 5.375%, 11/15/22	358,586	0.3
180,000		NuVasive, Inc., 2.250%, 03/15/21	246,375	0.2
325,000	#	Post Holdings, Inc., 5.000%, 08/15/26	312,000	0.3
260,000	#	Post Holdings, Inc., 6.000%, 12/15/22	274,625	0.3
100,000	#	Post Holdings, Inc., 7.750%, 03/15/24	110,771	0.1
245,000		Quidel Corp., 3.250%, 12/15/20	252,197	0.2
510,000	#	RegionalCare Hospital Partners Holdings, Inc., 8.250%, 05/01/23	546,720	0.5

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
250,000		Revlon Consumer Products Corp., 5.750%, 02/15/21	$250,938	0.2
500,000	#	Sothebys, 5.250%, 10/01/22	508,750	0.5
235,000	#	Team Health Holdings, Inc., 6.375%, 02/01/25	230,888	0.2
360,000		Tenet Healthcare Corp., 4.375%, 10/01/21	361,800	0.4
85,000	#	Tenet Healthcare Corp., 7.500%, 01/01/22	92,013	0.1
130,000		Tenet Healthcare Corp., 8.125%, 04/01/22	136,175	0.1
525,000		United Rentals North America, Inc., 5.750%, 11/15/24	549,281	0.5
400,000		Universal Hospital Services, Inc., 7.625%, 08/15/20	400,000	0.4
1,305,000	#	Valeant Pharmaceuticals International, Inc., 5.875%, 05/15/23	1,019,531	1.0
95,000	#	Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/22	97,969	0.1
125,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24	128,594	0.1
525,000		WellCare Health Plans, Inc., 5.250%, 04/01/25	542,719	0.5
470,000		Wright Medical Group, Inc., 2.000%, 02/15/20	562,825	0.5
			17,270,120	16.4

		Energy: 15.2%
150,000	#	Alta Mesa Holdings L.P. / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	156,750	0.2
135,000	#	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 09/15/24	137,700	0.1
355,000	#	Antero Resources Corp., 5.000%, 03/01/25	349,675	0.3
355,000	#	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22	361,212	0.3
310,000	#	California Resources Corp., 8.000%, 12/15/22	253,812	0.2
350,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/21	297,937	0.3
175,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	147,875	0.1
125,000		Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	130,000	0.1
100,000	#	Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/25	104,625	0.1
373,000	#	Chesapeake Energy Corp., 8.000%, 12/15/22	392,116	0.4
137,000	#	Cobalt International Energy, Inc., 7.750%, 12/01/23	69,185	0.1
318,000	#	Cobalt International Energy, Inc., 10.750%, 12/01/21	302,100	0.3
200,000		Concho Resources, Inc., 4.375%, 01/15/25	202,250	0.2
200,000		Concho Resources, Inc., 5.500%, 04/01/23	207,380	0.2
125,000		Continental Resources, Inc./OK, 4.500%, 04/15/23	122,500	0.1
90,000		DCP Midstream Operating L.P., 2.700%, 04/01/19	89,550	0.1
120,000		DCP Midstream Operating L.P., 3.875%, 03/15/23	115,800	0.1
325,000		DCP Midstream Operating L.P., 5.600%, 04/01/44	300,625	0.3
250,000		Denbury Resources, Inc., 4.625%, 07/15/23	183,750	0.2
160,000		Denbury Resources, Inc., 5.500%, 05/01/22	125,600	0.1
295,000		Energy Transfer Equity L.P., 5.875%, 01/15/24	314,912	0.3
60,000		EnLink Midstream Partners L.P., 5.050%, 04/01/45	56,691	0.1
174,000		EnLink Midstream Partners L.P., 5.600%, 04/01/44	175,332	0.2
5,000		EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 05/01/20	4,737	0.0
150,000	#	Exterran Energy Solutions L.P. / EES Finance Corp., 8.125%, 05/01/25	153,375	0.2
50,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 10/01/22	49,500	0.1
525,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 04/01/21	523,687	0.5
205,000	#	Extraction Oil & Gas Holdings LLC / Extraction Finance Corp., 7.875%, 07/15/21	217,300	0.2
145,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 5.750%, 02/15/21	147,537	0.1
100,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.750%, 08/01/22	103,600	0.1

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
245,000	#	Great Western Petroleum LLC / Great Western Finance Corp., 9.000%, 09/30/21	$255,413	0.2
300,000	#	Gulfport Energy Corp., 6.000%, 10/15/24	292,500	0.3
200,000	#	Gulfport Energy Corp., 6.375%, 05/15/25	197,000	0.2
20,000		Gulfport Energy Corp., 6.625%, 05/01/23	20,325	0.0
150,000	#	Halcon Resources Corp., 6.750%, 02/15/25	148,050	0.1
131,000	#	Halcon Resources Corp., 12.000%, 02/15/22	153,598	0.2
90,000	#	Hiland Partners Holdings LLC / Hiland Partners Finance Corp., 5.500%, 05/15/22	93,897	0.1
255,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/25	247,350	0.2
140,000	#	Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.000%, 08/01/24	147,350	0.1
100,000	#	MEG Energy Corp., 6.500%, 01/15/25	100,375	0.1
280,000	#	MEG Energy Corp., 7.000%, 03/31/24	252,000	0.2
345,000		MPLX L.P., 4.875%, 06/01/25	361,941	0.3
80,000		Murphy Oil Corp., 6.875%, 08/15/24	85,000	0.1
250,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	263,125	0.3
303,000		Noble Energy, Inc., 5.625%, 05/01/21	312,422	0.3
490,000		Oasis Petroleum, Inc., 6.875%, 03/15/22	503,475	0.5
425,000		ONEOK, Inc., 7.500%, 09/01/23	497,318	0.5
230,000	#	Parsley Energy LLC / Parsley Finance Corp., 5.375%, 01/15/25	234,025	0.2
210,000	#	Parsley Energy LLC / Parsley Finance Corp., 6.250%, 06/01/24	223,650	0.2
65,000		PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/23	65,488	0.1
215,000		PDC Energy, Inc., 7.750%, 10/15/22	227,363	0.2
275,000	#	Range Resources Corp., 5.000%, 03/15/23	271,906	0.3
410,000		Rice Energy, Inc., 6.250%, 05/01/22	424,350	0.4
70,000		Rowan Cos, Inc., 4.875%, 06/01/22	67,200	0.1
296,000		Rowan Cos, Inc., 5.400%, 12/01/42	223,480	0.2
31,000		Rowan Cos, Inc., 5.850%, 01/15/44	24,025	0.0
125,000	#	Sabine Pass Liquefaction LLC, 5.000%, 03/15/27	130,800	0.1
325,000		Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	350,430	0.3
245,000	#	Sabine Pass Liquefaction LLC, 5.875%, 06/30/26	270,575	0.3
360,000		Sanchez Energy Corp., 7.750%, 06/15/21	357,300	0.3
130,000		SEACOR Holdings, Inc., 3.000%, 11/15/28	116,025	0.1
35,000		SM Energy Co., 6.125%, 11/15/22	35,438	0.0
45,000		SM Energy Co., 6.750%, 09/15/26	45,450	0.0
120,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/25	120,000	0.1
130,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	127,725	0.1
215,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	220,913	0.2
190,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.375%, 08/01/22	196,888	0.2
135,000	#	TerraForm Power Operating LLC, 6.375%, 02/01/23	140,906	0.1
300,000		Tesoro Corp., 5.375%, 10/01/22	312,000	0.3
200,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	209,500	0.2
270,000	#	Trinidad Drilling Ltd, 6.625%, 02/15/25	270,338	0.3
105,000		Weatherford International Ltd., 8.250%, 06/15/23	114,450	0.1
295,000		Western Refining Logistics L.P. / WNRL Finance Corp., 7.500%, 02/15/23	318,600	0.3
260,000		Whiting Petroleum Corp., 1.250%, 04/01/20	227,825	0.2
180,000		Williams Cos, Inc., 4.550%, 06/24/24	182,250	0.2
405,000		Williams Cos, Inc., 5.750%, 06/24/44	409,050	0.4
100,000		WPX Energy, Inc., 6.000%, 01/15/22	102,500	0.1
150,000		WPX Energy, Inc., 7.500%, 08/01/20	159,750	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Energy: (continued)
	80,000		WPX Energy, Inc., 8.250%, 08/01/23	$89,400	0.1
				15,997,852	15.2

			Financial: 8.2%
	239,821	#,&	AAF Holdings LLC/AAF Finance Co., 12.000%, 07/01/19	250,612	0.2
	275,000	#	Alliance Data Systems Corp., 5.875%, 11/01/21	285,312	0.3
	300,000		Ally Financial, Inc., 4.625%, 03/30/25	299,625	0.3
	200,000		Ally Financial, Inc., 4.625%, 05/19/22	204,500	0.2
	508,000		Ally Financial, Inc., 5.750%, 11/20/25	521,970	0.5
	225,000		Citigroup, Inc., 5.900%, 12/29/49	235,406	0.2
	550,000		Citigroup, Inc., 6.250%, 12/29/49	594,000	0.6
	475,000	#	Credit Agricole SA, 8.125%, 12/29/49	507,656	0.5
	140,000	#	CyrusOne L.P. / CyrusOne Finance Corp., 5.000%, 03/15/24	144,200	0.1
	40,000	#	CyrusOne L.P. / CyrusOne Finance Corp., 5.375%, 03/15/27	40,500	0.0
	125,000	#	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	126,406	0.1
	200,000		DuPont Fabros Technology L.P., 5.875%, 09/15/21	208,125	0.2
	195,000		Equinix, Inc., 5.375%, 04/01/23	204,019	0.2
	600,000		Fly Leasing Ltd., 6.375%, 10/15/21	619,500	0.6
	200,000	#	Intesa Sanpaolo SpA, 7.700%, 12/29/49	191,750	0.2
	260,000	#	Iron Mountain US Holdings, Inc., 5.375%, 06/01/26	260,650	0.3
	300,000		Iron Mountain, Inc., 5.750%, 08/15/24	307,500	0.3
	250,000		Kennedy-Wilson, Inc., 5.875%, 04/01/24	257,187	0.3
	250,000	#	Kilimanjaro Re Ltd. (Cat Bond), 5.313%, 04/30/18	252,813	0.2
	250,000	#	Kilimanjaro Re Ltd., 10.063%, 12/06/19	256,163	0.3
	300,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	306,750	0.3
	125,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 06/01/22	125,625	0.1
	575,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/21	585,063	0.6
	100,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 08/01/18	101,375	0.1
	125,000	#	Ocwen Loan Servicing LLC, 8.375%, 11/15/22	127,500	0.1
	435,000	#	Provident Funding Associates L.P. / PFG Finance Corp., 6.750%, 06/15/21	445,875	0.4
	120,000	#	Quicken Loans, Inc., 5.750%, 05/01/25	118,500	0.1
	225,000	#	Rialto Holdings LLC / Rialto Corp., 7.000%, 12/01/18	230,344	0.2
	400,000		Royal Bank of Scotland Group PLC, 8.000%, 12/29/49	398,000	0.4
	335,000	#	Uniti Group, Inc. / CSL Capital LLC, 6.000%, 04/15/23	348,400	0.3
				8,555,326	8.2

			Industrial: 6.2%
	135,000	#	Advanced Disposal Services, Inc., 5.625%, 11/15/24	136,687	0.1
	105,000		AECOM, 5.875%, 10/15/24	112,087	0.1
	250,000	#	Amsted Industries, Inc., 5.000%, 03/15/22	252,500	0.2
	250,000	#	Amsted Industries, Inc., 5.375%, 09/15/24	251,875	0.2
	350,000	#	Apex Tool Group LLC, 7.000%, 02/01/21	318,500	0.3
EUR	100,000	#,&	ARD Finance SA, 6.625%, 09/15/23	110,423	0.1
	100,000	#,&	ARD Finance SA, 7.125%, 09/15/23	103,250	0.1
	70,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.289%, 05/15/21	71,838	0.1
	80,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/23	80,900	0.1
	220,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/25	223,025	0.2
	90,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	96,637	0.1
	325,000		Ball Corp., 4.000%, 11/15/23	326,625	0.3
	500,000		Ball Corp., 5.250%, 07/01/25	531,250	0.5
	85,000	#	Belden, Inc., 5.250%, 07/15/24	85,213	0.1
	140,000	#	Builders FirstSource, Inc., 5.625%, 09/01/24	142,625	0.1
	305,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	314,531	0.3
	205,000	#	Coveris Holdings SA, 7.875%, 11/01/19	202,950	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	$737,600	0.7
425,000		Dycom Industries, Inc., 0.750%, 09/15/21	498,047	0.5
150,000	#	Engility Corp., 8.875%, 09/01/24	159,375	0.2
100,000	#	EnPro Industries, Inc., 5.875%, 09/15/22	104,000	0.1
270,000	#	Florida East Coast Holdings Corp., 6.750%, 05/01/19	278,775	0.3
644,000		General Cable Corp., 4.500%, 11/15/29	501,918	0.5
205,000		Griffon Corp., 5.250%, 03/01/22	207,050	0.2
265,000		MasTec, Inc., 4.875%, 03/15/23	263,013	0.3
100,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	103,001	0.1
200,000	#	syncreon Group BV / syncreon Global Finance US, Inc., 8.625%, 11/01/21	147,000	0.1
135,000		Triumph Group, Inc., 5.250%, 06/01/22	130,275	0.1
			6,490,970	6.2

		Technology: 6.4%
110,000	Z	Akamai Technologies, Inc., 0.470%, 02/15/19	109,038	0.1
210,000		Brocade Communications Systems, Inc., 4.625%, 01/15/23	215,250	0.2
310,000	#	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/25	318,912	0.3
110,000		Citrix Systems, Inc., 0.500%, 04/15/19	138,325	0.1
145,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 06/15/21	152,483	0.1
385,000		Diebold Nixdorf, Inc., 8.500%, 04/15/24	426,869	0.4
375,000	#	Entegris, Inc., 6.000%, 04/01/22	392,813	0.4
420,000	#	First Data Corp., 5.750%, 01/15/24	434,805	0.4
155,000	#	First Data Corp., 7.000%, 12/01/23	166,625	0.2
510,000		j2 Cloud Services LLC, 8.000%, 08/01/20	527,531	0.5
145,000		KEYW Holding Corp./The, 2.500%, 07/15/19	139,834	0.1
165,000	#	Lumentum Holdings, Inc., 0.250%, 03/15/24	184,388	0.2
175,000	#	Microchip Technology, Inc., 1.625%, 02/15/27	178,172	0.2
465,000	#	Micron Technology, Inc., 5.250%, 08/01/23	478,950	0.5
110,000	#	Micron Technology, Inc., 5.625%, 01/15/26	116,050	0.1
200,000	±	Midway Games, Inc., 06/01/21	–	–
160,000	#	MSCI, Inc., 4.750%, 08/01/26	162,000	0.2
250,000	#	MSCI, Inc., 5.250%, 11/15/24	264,375	0.2
265,000		NCR Corp., 5.000%, 07/15/22	270,300	0.3
160,000		NCR Corp., 6.375%, 12/15/23	168,800	0.2
90,000	#	Nice Systems, Inc., 1.250%, 01/15/24	94,050	0.1
120,000		Nuance Communications, Inc., 1.000%, 12/15/35	114,825	0.1
190,000		ON Semiconductor Corp., 1.000%, 12/01/20	208,406	0.2
250,000	#	ON Semiconductor Corp., 1.625%, 10/15/23	260,469	0.2
200,000	#	Open Text Corp., 5.875%, 06/01/26	210,000	0.2
200,000	#	Quintiles IMS, Inc., 5.000%, 10/15/26	201,250	0.2
400,000	#	Rackspace Hosting, Inc., 8.625%, 11/15/24	422,480	0.4
90,000	#	Silicon Laboratories, Inc., 1.375%, 03/01/22	95,906	0.1
205,000		Synchronoss Technologies, Inc., 0.750%, 08/15/19	194,366	0.2
46,000	#	Teradyne, Inc., 1.250%, 12/15/23	53,791	0.0
			6,701,063	6.4

		Utilities: 2.5%
505,000		AES Corp., 4.875%, 05/15/23	505,000	0.5
100,000		AES Corp., 5.500%, 03/15/24	102,000	0.1
241		Red Oak Power LLC, 8.540%, 11/30/19	242	0.0
100,000		AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.500%, 05/20/25	99,750	0.1
200,000	#	Calpine Corp., 5.250%, 06/01/26	204,000	0.2
110,000		Calpine Corp., 5.750%, 01/15/25	109,712	0.1
245,000		NRG Energy, Inc., 6.250%, 05/01/24	245,459	0.2
515,000	#	NRG Energy, Inc., 6.625%, 01/15/27	516,287	0.5
170,000		NRG Energy, Inc., 7.250%, 05/15/26	175,950	0.2
193,132	#	NSG Holdings LLC / NSG Holdings, Inc., 7.750%, 12/15/25	208,583	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
530,000	Talen Energy Supply LLC, 6.500%, 06/01/25	$451,825	0.4
		2,618,808	2.5

	Total Corporate Bonds/Notes
	(Cost $84,019,206)	86,638,652	82.5

FOREIGN GOVERNMENT BONDS: –%
14,435	& Mashantucket Western Pequot Tribe, 6.500%, 07/01/36	–	–

	Total Foreign Government Bonds
	(Cost $1,249)	–	–

BANK LOANS: 4.6%
	Basic Materials: 0.2%
265,000	Caraustar Industries, Inc. - TL 1L, 6.647%, 03/14/22	267,650	0.2

	Communications: 0.9%
446,625	McGraw-Hill Global Education Holdings, LLC, 5.000%, 05/04/22	442,624	0.4
57,519	Univision Communications, Inc. - TL C5 1L, 3.750%, 03/15/24	57,579	0.1
269,328	Virgin Media Bristol LLC TL I 1L, 3.662%, 01/31/25	270,339	0.3
129,027	West Corp. - TL B12 1L, 3.647%, 06/17/23	129,494	0.1
		900,036	0.9

	Consumer, Cyclical: 1.1%
130,000	American Axle & Manufacturing Holdings, Inc. - Bridge Loan, 3.240%, 03/08/24	130,000	0.1
222,628	Camping World TL B 1L, 4.736%, 11/08/23	224,298	0.2
170,832	Federal Mogul Corp. - TL C, 4.750%, 04/15/21	170,512	0.2
60,929	Landry's, Inc. - TL 1L, 4.233%, 10/04/23	61,533	0.1
240,625	Redbox - TL 1L, 8.500%, 09/27/21	240,926	0.2
370,753	Tower Automotive Holdings, 3.750%, 04/23/20	370,521	0.3
		1,197,790	1.1

	Consumer, Non-cyclical: 0.6%
34,290	AdvancePierre Foods - TL B 1L, 4.000%, 06/02/23	34,722	0.0
66,451	BioScrip, Inc. - TL B DD, 9.250%, 07/31/20	65,745	0.1
114,295	BioScrip, Inc. - TL B, 9.250%, 07/31/20	113,081	0.1
430,000	Del Monte Foods, Inc. 2nd Lien Term Loan, 8.310%, 08/18/21	288,637	0.3
142,156	Metaldyne LLC - TL B 1L, 3.750%, 10/20/21	143,009	0.1
		645,194	0.6

	Energy: 0.5%
325,000	Gavilan Resources LLC - TL 2L, 7.000%, 02/24/24	323,879	0.3
250,380	Jonah Energy, 7.500%, 05/12/21	237,861	0.2
		561,740	0.5

	Financial: 0.3%
314,766	Confie Seguros Holding II - TL B 1L, 5.750%, 04/19/22	316,419	0.3

	Industrial: 0.5%
208,439	Builders FirstSource, Inc., 4.000%, 02/29/24	208,595	0.2
312,641	Zekelman Industries, Inc., 4.906%, 06/14/21	317,331	0.3
		525,926	0.5

	Insurance: 0.1%
71,400	Alliant Holdings I, Inc. 2015 Term Loan B, 4.387%, 08/12/22	71,987	0.1

	Technology: 0.4%
200,000	DynCorp International, Inc. Term Loan B2, 6.912%, 07/07/20	200,625	0.2
195,000	SkillSoft 1st Lien TL, 5.750%, 04/28/21	179,766	0.2
		380,391	0.4

	Total Bank Loans
	(Cost $4,982,391)	4,867,133	4.6

U.S. TREASURY OBLIGATIONS: 3.3%
	U.S. Treasury Notes: 3.3%
3,500,000	0.966%, due 07/31/18	3,506,370	3.3

	Total U.S. Treasury Obligations
	(Cost $3,500,518)	3,506,370	3.3

Shares			Value	Percentage of Net Assets
COMMON STOCK: 4.1%
		Consumer Discretionary: 0.9%
3,636	@	Cengage Learning Holdings II L.P.	44,541	0.1
50,408		Ford Motor Co.	586,749	0.5
1,476	#,@	Perseus Holding Corp.	–	–
5,043		Starbucks Corp.	294,461	0.3
			925,751	0.9

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: 0.1%
424,441	@	Ascent Resources - Utica LLC	$5,093	0.0
2,296		Marathon Petroleum Corp.	116,040	0.1
91	@	Midstates Petroleum Co., Inc.	1,679	0.0
20	@	TPT Acquisition, Inc.	–	–
			122,812	0.1

		Financials: 0.3%
2,083		Capital One Financial Corp.	180,513	0.2
1,872		JPMorgan Chase & Co.	164,436	0.1
			344,949	0.3

		Health Care: 1.0%
2,690		Aetna, Inc.	343,110	0.3
3,183	@	Alere, Inc.	126,461	0.1
15,129	@	BioScrip, Inc.	25,719	0.0
1,411		Cigna Corp.	206,697	0.2
3,059	@	Mylan NV	119,271	0.1
1,767		Thermo Fisher Scientific, Inc.	271,411	0.3
			1,092,669	1.0

		Industrials: 0.3%
123	@	Ceva Holdings LLC	24,670	0.0
1,933	@	Commercial Vehicle Group, Inc.	13,086	0.1
5,836	@	Liberty Tire Recycling	–	–
3,148	@	United Continental Holdings, Inc.	222,375	0.2
			260,131	0.3

		Information Technology: 0.4%
7,059	@	NCR Corp.	322,455	0.3
1,139		TE Connectivity Ltd.	84,913	0.1
			407,368	0.4

		Materials: 0.3%
3,044		LyondellBasell Industries NV - Class A	277,582	0.3

		Real Estate: 0.8%
31,523		Forest City Realty Trust, Inc.	686,571	0.7
5,760	@	Uniti Group, Inc.	148,896	0.1
			835,467	0.8

		Telecommunication Services: 0.0%
1,994		Windstream Holdings, Inc.	10,867	0.0

	Total Common Stock
	(Cost $3,345,476)		4,277,596	4.1

PREFERRED STOCK: 1.4%
		Consumer Discretionary: –%
775	#,@	Perseus Holding Corp.	–	–

		Financials: 0.9%
470	@	Bank of America Corp.	561,678	0.5
3,542	@,P	GMAC Capital Trust I	90,073	0.1
232	@	Wells Fargo & Co.	287,680	0.3
			939,431	0.9

		Health Care: 0.4%
811	@	Alere, Inc.	266,008	0.2
225		Allergan PLC	191,201	0.2
44	@	BioScrip, Inc.	3,188	0.0
			460,397	0.4

		Industrials: 0.1%
267	@	Ceva Holdings Series A-2	66,757	0.1

	Total Preferred Stock
	(Cost $1,736,913)		1,466,585	1.4

WARRANTS: –%
		Energy: –%
644	@	Midstates Petroleum Co., Inc.	–	–

		Health Care: –%
126	@	BioScrip, Inc. - Class A	–	–
126	@	BioScrip, Inc. - Class B	–	–
			–	–

	Total Warrants
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $97,585,753)		100,756,336	95.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
		Corporate Bonds/Notes: 0.5%
250,000	#	Sanders Re Ltd. (Cat Bond), 4.000%, 05/05/17	250,913	0.2
290,000		WebMD Health Corp., 2.500%, 01/31/18	295,800	0.3
			546,713	0.5

		U.S. Treasury Bills: 1.0%
200,000	Z	United States Treasury Bill, 0.560%, 04/13/17	199,960	0.2
780,000	Z	United States Treasury Bill, 0.620%, 04/20/17	779,734	0.8
			979,694	1.0

		Bank Loans: 0.9%
475,000		AMC Entertainment Holdings, Inc. - Bridge Loan, 12/21/17	475,000	0.4
510,000		American Axle & Manufacturing Holdings, Inc. - Bridge Loan, 01/18/18	510,000	0.5
			985,000	0.9

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Certificates of Deposit: 0.3%
260,000	Sumitomo, 1.260%, 04/03/17
	(Cost $260,000)	$260,009	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
846,991	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $846,991)	846,991	0.8

	Total Short-Term Investments
	(Cost $3,596,700)	3,618,407	3.5

	Total Investments in Securities (Cost $101,182,453)	$104,374,743	99.4
	Assets in Excess of Other Liabilities	659,159	0.6
	Net Assets	$105,033,902	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
&	Payment-in-kind
P	Preferred Stock may be called prior to convertible date.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

EUR	EU Euro

Cost for federal income tax purposes is $101,626,105.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,287,613
Gross Unrealized Depreciation	(2,538,975)

Net Unrealized Appreciation	$2,748,638

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$881,210	$44,541	$–	$925,751
Energy	117,719	–	5,093	122,812
Financials	344,949	–	–	344,949

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Health Care	$1,092,669	$–	$–	$1,092,669
Industrials	235,461	–	24,670	260,131
Information Technology	407,368	–	–	407,368
Materials	277,582	–	–	277,582
Real Estate	835,467	–	–	835,467
Telecommunication Services	10,867	–	–	10,867
Total Common Stock	4,203,292	44,541	29,763	4,277,596
Preferred Stock	744,889	651,751	69,945	1,466,585
Warrants	–	–	–	–
Corporate Bonds/Notes	–	86,638,652	–	86,638,652
Short-Term Investments	846,991	1,786,416	985,000	3,618,407
Bank Loans	–	4,737,133	130,000	4,867,133
U.S. Treasury Obligations	–	3,506,370	–	3,506,370
Foreign Government Bonds	–	–	–	–
Total Investments, at fair value	$5,795,172	$97,364,863	$1,214,708	$104,374,743
Other Financial Instruments+
Centrally Cleared Swaps	–	128,597	–	128,597
Futures	3,566	–	–	3,566
Total Assets	$5,798,738	$97,493,460	$1,214,708	$104,506,906

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2017.

Investments, at fair value	Fair Value at March 31, 2017	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input

Bank Loans
AMC Entertainment Holdings, Inc. - Bridge Loan	$510,000	Market approach	Transaction Price	$100.00	Increase
American Axle & Manufacturing Holdings, Inc. - Bridge Loan	475,000	Market approach	Transaction Price	$100.00	Increase
American Axle & Manufacturing Holdings, Inc. - Bridge Loan	130,000	Market approach	Transaction Price	$100.00	Increase
Total Bank Loans	$1,115,000

Common Stock
Ascent Resources - Utica LLC	$5,093	Enterprise Value	Enterprise Value to Sales Multiple	$0.012	Increase
Ceva Holdings LLC	24,670	Third-Party Pricing Vendor	Single Broker Quote	$200.00	Increase
Total Common Stock	$29,763

Preferred Stock
BioScrip, Inc.	$3,188	Model price	Proprietary Data Used In Model	$72.47	Increase
Ceva Holdings Series A-2	66,757	Third-Party Pricing Vendor	Single Broker Quote	$250.00	Increase
Total Preferred Stock	$69,945

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2017:

	Beginning Balance			Accrued Discounts/	Total Realized	Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2016	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)*	Level 3	Level 3	3/31/2017
Asset Table
Investments, at fair value
Bank Loans	$–	$1,115,000	$–	$–	$–	$–	$–	$–	$1,115,000
Common Stock	17,428	–	–	–	–	12,335	–	–	29,763
Preferred Stock	62,817	–	–	–	–	7,128	–	–	69,945
Total Investments, at value	$80,245	$1,115,000	$–	$–	$–	$19,463	$–	$–	$1,214,708

* As of March 31, 2017, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $19,463.

At March 31, 2017, the following futures contracts were outstanding for VY® Pioneer High Yield Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
S&P 500 E-Mini	(19)	06/16/17	$(2,241,240)	$3,566
			$(2,241,240)	$3,566

At March 31, 2017, the following centrally cleared credit default swaps were outstanding for VY® Pioneer High Yield Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index Series 23, Version 1	Sell	5.000	Chicago Mercantile Exchange	12/20/19	USD	1,090,320	$90,047	$20,265
CDX North American High Yield Index Series 25, Version 1	Sell	5.000	Chicago Mercantile Exchange	12/20/20	USD	2,023,700	163,028	108,332
							$253,075	$128,597

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Credit contracts	Credit default swaps	$128,597
Equity contracts	Futures contracts	3,566
Total Asset Derivatives		$132,163

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 19.9%
60,700		Aramark	$2,238,009	0.2
11,400	@	Autozone, Inc.	8,242,770	0.9
68,000		Bloomin Brands, Inc.	1,341,640	0.1
51,600		BorgWarner, Inc.	2,156,364	0.2
38,100		Brinker International, Inc.	1,674,876	0.2
62,200	@	Burlington Stores, Inc.	6,051,438	0.7
77,900	@	Carmax, Inc.	4,613,238	0.5
33,700		Carter's, Inc.	3,026,260	0.3
4,300	@	Chipotle Mexican Grill, Inc.	1,915,736	0.2
40,100		Choice Hotels International, Inc.	2,510,260	0.3
104,900		Coach, Inc.	4,335,517	0.5
57,000	@	Ctrip.com International Ltd. ADR	2,801,550	0.3
38,500		Delphi Automotive PLC	3,098,865	0.3
77,600		Dick's Sporting Goods, Inc.	3,776,016	0.4
113,800		Dollar General Corp.	7,935,274	0.9
73,800	@	Dollar Tree, Inc.	5,790,348	0.6
48,200		Dunkin' Brands Group, Inc.	2,635,576	0.3
98,900		Extended Stay America, Inc.	1,576,466	0.2
31,900		Ferrari NV	2,372,084	0.3
36,100	@	Five Below, Inc.	1,563,491	0.2
125,800		Hanesbrands, Inc.	2,611,608	0.3
24,600		Harley-Davidson, Inc.	1,488,300	0.2
10,930	@	Hilton Grand Vacations, Inc.	313,254	0.0
36,433		Hilton Worldwide Holdings, Inc.	2,129,873	0.2
122,900		Interpublic Group of Cos., Inc.	3,019,653	0.3
64,900	@	Kate Spade & Co.	1,507,627	0.2
71,500		L Brands, Inc.	3,367,650	0.4
19,600	@	Lululemon Athletica, Inc.	1,016,652	0.1
47,912		Marriott International, Inc.	4,512,352	0.5
84,700		Mattel, Inc.	2,169,167	0.2
131,300		MGM Resorts International	3,597,620	0.4
122,500	@	Michaels Cos, Inc.	2,742,775	0.3
16,600	@	Mohawk Industries, Inc.	3,809,534	0.4
109,100		Newell Brands, Inc.	5,146,247	0.6
33,100	@	Norwegian Cruise Line Holdings Ltd.	1,679,163	0.2
1,500	@	NVR, Inc.	3,160,320	0.3
41,100		Omnicom Group	3,543,231	0.4
30,100	@	O'Reilly Automotive, Inc.	8,122,184	0.9
6,641	@,L	Panera Bread Co.	1,739,079	0.2
25,900		Papa John's International, Inc.	2,073,036	0.2
14,200	L	Polaris Industries, Inc.	1,189,960	0.1
72,600		Pulte Group, Inc.	1,709,730	0.2
32,000		PVH Corp.	3,311,040	0.4
125,000		Ross Stores, Inc.	8,233,750	0.9
23,600		Royal Caribbean Cruises Ltd.	2,315,396	0.2
142,500		Service Corp. International	4,400,400	0.5
33,500		Signet Jewelers Ltd.	2,320,545	0.2
26,300	@,L	Sotheby's	1,196,124	0.1
34,500	@,L	Tempur Sealy International, Inc.	1,602,870	0.2
6,600	@,L	Tesla, Inc.	1,836,780	0.2
35,700		Tiffany & Co.	3,402,210	0.4
48,100	@	Toll Brothers, Inc.	1,736,891	0.2
75,700		Tractor Supply Co.	5,221,029	0.6
18,400	@	TripAdvisor, Inc.	794,144	0.1
18,100	@	Ulta Salon Cosmetics & Fragrance, Inc.	5,162,663	0.6
84,300	@	Vipshop Holdings Ltd. ADR	1,124,562	0.1
33,020	@,L	Wayfair, Inc.	1,336,980	0.1
12,700		Whirlpool Corp.	2,175,891	0.2
62,700	L	Williams-Sonoma, Inc.	3,361,974	0.4
56,500		Wolverine World Wide, Inc.	1,410,805	0.1
16,200		Wynn Resorts Ltd.	1,856,682	0.2
			183,105,529	19.9

		Consumer Staples: 5.7%
84,200	@	Blue Buffalo Pet Products, Inc.	1,936,600	0.2
79,300		Brown-Forman Corp. - Class B	3,662,074	0.4
14,600		Casey's General Stores, Inc.	1,638,850	0.2
90,400		Church & Dwight Co., Inc.	4,508,248	0.5
11,800		Clorox Co.	1,590,994	0.2
83,900		Conagra Brands, Inc.	3,384,526	0.4
7,900		Constellation Brands, Inc.	1,280,353	0.1
53,500		Dr Pepper Snapple Group, Inc.	5,238,720	0.6
109,700		Flowers Foods, Inc.	2,129,277	0.2
45,400	@	Hain Celestial Group, Inc.	1,688,880	0.2
51,400		Hershey Co.	5,615,450	0.6
18,500		JM Smucker Co.	2,424,980	0.3
45,000		McCormick & Co., Inc.	4,389,750	0.5
17,100	@	Monster Beverage Corp.	789,507	0.1
44,600		Pinnacle Foods, Inc.	2,581,002	0.3
14,300		Pricesmart, Inc.	1,318,460	0.1
42,700		Snyders-Lance, Inc.	1,721,237	0.2
96,900	@	Sprouts Farmers Market, Inc.	2,240,328	0.2
49,300		Tyson Foods, Inc.	3,042,303	0.3
41,900		Whole Foods Market, Inc.	1,245,268	0.1
			52,426,807	5.7

		Energy: 1.8%
35,900		Cabot Oil & Gas Corp.	858,369	0.1
39,637	@	Centennial Resource Development, Inc.	708,131	0.1
56,000	@,L	Centennial Resource Development, Inc./DE	1,020,880	0.1
13,000		Cimarex Energy Co.	1,553,370	0.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
13,200	@	Concho Resources, Inc./Midland TX	$1,694,088	0.2
16,000	@	Diamondback Energy, Inc.	1,659,440	0.2
25,700		EQT Corp.	1,570,270	0.2
89,100	@,L	Jagged Peak Energy, Inc.	1,161,864	0.1
52,900		Oceaneering International, Inc.	1,432,532	0.1
23,800	@	Parsley Energy, Inc.	773,738	0.1
9,300		Pioneer Natural Resources Co.	1,731,939	0.2
29,600		Range Resources Corp.	861,360	0.1
19,600		Tesoro Corp.	1,588,776	0.2
			16,614,757	1.8

		Financials: 7.4%
58,800		BankUnited, Inc.	2,193,828	0.3
86,833		CBOE Holdings, Inc.	7,039,551	0.8
85,800		Citizens Financial Group, Inc.	2,964,390	0.3
72,700	@	E*Trade Financial Corp.	2,536,503	0.3
9,800		Factset Research Systems, Inc.	1,616,118	0.2
85,800		Fifth Third Bancorp	2,179,320	0.3
28,900		Financial Engines, Inc.	1,258,595	0.1
51,700		First Republic Bank	4,849,977	0.5
129,100		FNF Group	5,027,154	0.6
14,100		Intercontinental Exchange, Inc.	844,167	0.1
36,100		Invesco Ltd.	1,105,743	0.1
84,700		Lazard Ltd.	3,895,353	0.4
40,700		Moody's Corp.	4,560,028	0.5
30,700		MSCI, Inc. - Class A	2,983,733	0.3
21,600		Northern Trust Corp.	1,870,128	0.2
53,800		Progressive Corp.	2,107,884	0.2
11,400	@	Signature Bank	1,691,646	0.2
37,000		State Street Corp.	2,945,570	0.3
25,900	@	SVB Financial Group	4,819,731	0.5
95,800		TD Ameritrade Holding Corp.	3,722,788	0.4
69,530		Webster Financial Corp.	3,479,281	0.4
23,300		Willis Towers Watson PLC	3,049,737	0.3
84,000	L	WisdomTree Investments, Inc.	762,720	0.1
			67,503,945	7.4

		Health Care: 16.4%
84,399	@,L	Acadia Healthcare Co., Inc.	3,679,796	0.4
47,100	@,L	Acadia Pharmaceuticals, Inc.	1,619,298	0.2
61,900		Agilent Technologies, Inc.	3,272,653	0.4
18,700	@,L	Agios Pharmaceuticals, Inc.	1,092,080	0.1
41,100	@	Akorn, Inc.	989,688	0.1
13,200	@	Alexion Pharmaceuticals, Inc.	1,600,368	0.2
19,000	@	Align Technology, Inc.	2,179,490	0.2
50,300	@	Alkermes PLC	2,942,550	0.3
16,600	@	Alnylam Pharmaceuticals, Inc.	850,750	0.1
48,800		AmerisourceBergen Corp.	4,318,800	0.5
9,800	@,L	athenahealth, Inc.	1,104,362	0.1
47,800	@	BioMarin Pharmaceutical, Inc.	4,195,884	0.5
14,400	@,L	Bluebird Bio, Inc.	1,308,960	0.1
57,700		Bruker Corp.	1,346,141	0.1
69,684	@	Catalent, Inc.	1,973,451	0.2
49,000	@	Centene Corp.	3,491,740	0.4
50,412	@	Cerner Corp.	2,966,746	0.3
28,600		Cooper Cos., Inc.	5,716,854	0.6
18,600		CR Bard, Inc.	4,622,844	0.5
32,900	@	DaVita, Inc.	2,236,213	0.2
60,850		Dentsply Sirona, Inc.	3,799,474	0.4
46,100	@	Endo International PLC	514,476	0.1
25,217	@	Envision Healthcare Corp.	1,546,306	0.2
24,500	@	Henry Schein, Inc.	4,164,265	0.5
140,800	@	Hologic, Inc.	5,991,040	0.7
41,700	@,L	Horizon Pharma PLC	616,326	0.1
9,300		Humana, Inc.	1,917,102	0.2
35,300	@	Idexx Laboratories, Inc.	5,457,733	0.6
31,000	@	Illumina, Inc.	5,289,840	0.6
52,700	@	Incyte Corp., Ltd.	7,044,409	0.8
5,050	@,L	Intercept Pharmaceuticals, Inc.	571,155	0.1
12,300	@	Intuitive Surgical, Inc.	9,427,581	1.0
108,900	@	Ironwood Pharmaceuticals, Inc.	1,857,834	0.2
13,000	@	Jazz Pharmaceuticals PLC	1,886,690	0.2
20,100	@	Mallinckrodt PLC - W/I	895,857	0.1
22,600	@	Medidata Solutions, Inc.	1,303,794	0.1
18,400	@	Mednax, Inc.	1,276,592	0.1
10,100	@	Mettler Toledo International, Inc.	4,836,991	0.5
49,079	@	Neurocrine Biosciences, Inc.	2,125,121	0.2
15,700	@	Pacira Pharmaceuticals, Inc.	715,920	0.1
33,100	@	Quintiles IMS Holdings, Inc.	2,665,543	0.3
25,400	@	Seattle Genetics, Inc.	1,596,644	0.2
23,800		STERIS PLC	1,653,148	0.2
19,800		Teleflex, Inc.	3,835,854	0.4
33,970	@,L	Tesaro, Inc.	5,226,964	0.6
11,100	@	Ultragenyx Pharmaceutical, Inc.	752,358	0.1
9,900	@	United Therapeutics Corp.	1,340,262	0.1
25,300		Universal Health Services, Inc.	3,148,585	0.3
60,900	@	Veeva Systems, Inc.	3,122,952	0.3
26,500	@	Vertex Pharmaceuticals, Inc.	2,897,775	0.3
18,500	@	WellCare Health Plans, Inc.	2,593,885	0.3
21,300		West Pharmaceutical Services, Inc.	1,738,293	0.2

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
132,850		Zoetis, Inc.	$7,090,205	0.8
			150,409,642	16.4

		Industrials: 16.2%
8,600		Acuity Brands, Inc.	1,754,400	0.2
41,300		Alaska Air Group, Inc.	3,808,686	0.4
7,000		Allegiant Travel Co.	1,121,750	0.1
62,800		Allegion Public Ltd.	4,753,960	0.5
44,362		Ametek, Inc.	2,399,097	0.3
32,400	@	Avis Budget Group, Inc.	958,392	0.1
21,700		CH Robinson Worldwide, Inc.	1,677,193	0.2
41,300	@	Colfax Corp.	1,621,438	0.2
15,900	L	Copa Holdings S.A.	1,784,775	0.2
44,500	@	Copart, Inc.	2,755,885	0.3
47,800		Donaldson Co., Inc.	2,175,856	0.2
50,087		Equifax, Inc.	6,848,897	0.7
43,000		Expeditors International Washington, Inc.	2,429,070	0.3
30,100		Fastenal Co.	1,550,150	0.2
38,900		Flowserve Corp.	1,883,538	0.2
39,100		Fortive Corp.	2,354,602	0.2
65,961		Fortune Brands Home & Security, Inc.	4,013,727	0.4
35,100	@	Generac Holdings, Inc.	1,308,528	0.1
22,300	@	Genesee & Wyoming, Inc.	1,513,278	0.2
36,400		Graco, Inc.	3,426,696	0.4
16,100		Hubbell, Inc.	1,932,805	0.2
27,700		IDEX Corp.	2,590,227	0.3
104,253	@	IHS Markit Ltd.	4,373,413	0.5
27,100		JB Hunt Transport Services, Inc.	2,486,154	0.3
25,300		Kansas City Southern	2,169,728	0.2
78,200		KAR Auction Services, Inc.	3,414,994	0.4
21,600	@	Kirby Corp.	1,523,880	0.2
14,600		Landstar System, Inc.	1,250,490	0.1
20,900		Manpowergroup, Inc.	2,143,713	0.2
21,600	@	Middleby Corp.	2,947,320	0.3
89,400		Nielsen NV	3,693,114	0.4
14,400		Nordson Corp.	1,768,896	0.2
29,000		Old Dominion Freight Line	2,481,530	0.3
26,000		Paccar, Inc.	1,747,200	0.2
49,600		Ritchie Bros Auctioneers, Inc.	1,631,840	0.2
37,100		Robert Half International, Inc.	1,811,593	0.2
59,200		Rockwell Collins, Inc.	5,751,872	0.6
92,210		Rollins, Inc.	3,423,757	0.4
18,300		Roper Technologies, Inc.	3,778,767	0.4
81,900	@	Sensata Technologies Holdings N.V.	3,576,573	0.4
19,000		Snap-On, Inc.	3,204,730	0.3
36,700		Southwest Airlines Co.	1,972,992	0.2
27,200	@	Spirit Airlines, Inc.	1,443,504	0.2
25,600	@	Stericycle, Inc.	2,121,984	0.2
56,800		Textron, Inc.	2,703,112	0.3
45,000		Toro Co.	2,810,700	0.3
20,100		TransDigm Group, Inc.	4,425,216	0.5
79,200	@	TransUnion	3,037,320	0.3
51,241	@	United Continental Holdings, Inc.	3,619,664	0.4
12,100		Valmont Industries, Inc.	1,881,550	0.2
77,500	@	Verisk Analytics, Inc.	6,288,350	0.7
14,400	@	WABCO Holdings, Inc.	1,690,848	0.2
31,100	L	Wabtec Corp.	2,425,800	0.3
47,000		Waste Connections, Inc.	4,146,340	0.4
4,800		WW Grainger, Inc.	1,117,248	0.1
33,100		Xylem, Inc.	1,662,282	0.2
			149,189,424	16.2

		Information Technology: 20.5%
17,300		Alliance Data Systems Corp.	4,307,700	0.5
104,700		Amphenol Corp.	7,451,499	0.8
13,700	@	ANSYS, Inc.	1,464,119	0.2
179,579	@,L	Atlassian Corp. PLC	5,378,391	0.6
25,900	@	Autodesk, Inc.	2,239,573	0.2
90,500	@,L	Black Knight Financial Services, Inc.	3,466,150	0.4
73,700		Booz Allen Hamilton Holding Corp.	2,608,243	0.3
29,200		Cognex Corp.	2,451,340	0.3
87,500	@	CoreLogic, Inc.	3,563,000	0.4
15,900	@	CoStar Group, Inc.	3,294,798	0.4
98,000		CSRA, Inc.	2,870,420	0.3
19,495	@	Dropbox, Inc.	158,885	0.0
44,255	@	Dropbox, Inc. - Series A	360,678	0.0
86,900	@	Electronic Arts, Inc.	7,779,288	0.9
18,600	@	Ellie Mae, Inc.	1,865,022	0.2
20,600	@	EPAM Systems, Inc.	1,555,712	0.2
15,100	@	F5 Networks, Inc.	2,152,807	0.2
74,900		Fidelity National Information Services, Inc.	5,963,538	0.7
77,600	@	Fiserv, Inc.	8,948,056	1.0
18,300	@	FleetCor Technologies, Inc.	2,771,169	0.3
48,000	@	Fortinet, Inc.	1,840,800	0.2
36,700	@	Gartner, Inc.	3,963,233	0.4
65,500		Genpact Ltd.	1,621,780	0.2
49,900		Global Payments, Inc.	4,025,932	0.4
58,700	@	Guidewire Software, Inc.	3,306,571	0.4
59,500		Harris Corp.	6,620,565	0.7
46,100	@	Integrated Device Technology, Inc.	1,091,187	0.1
45,400		Intuit, Inc.	5,265,946	0.6
17,900	@	IPG Photonics Corp.	2,160,530	0.2
34,950	@	Keysight Technologies, Inc.	1,263,093	0.1
29,800		KLA-Tencor Corp.	2,833,086	0.3
132,300	@,L	Match Group, Inc.	2,160,459	0.2
11,400		Mercadolibre, Inc.	2,410,758	0.3
57,900		Microchip Technology, Inc.	4,271,862	0.5
57,100	@	Microsemi Corp.	2,942,363	0.3
22,100		Motorola Solutions, Inc.	1,905,462	0.2
23,700	@	Palo Alto Networks, Inc.	2,670,516	0.3
37,500		Paychex, Inc.	2,208,750	0.2
16,600	@	Proofpoint, Inc.	1,234,376	0.1
73,800	@	Red Hat, Inc.	6,383,700	0.7

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
180,700		Sabre Corp.	$3,829,033	0.4
68,200	@	ServiceNow, Inc.	5,965,454	0.7
48,500		Skyworks Solutions, Inc.	4,752,030	0.5
39,700	@,L	Snap, Inc.	894,441	0.1
48,900	@	Splunk, Inc.	3,045,981	0.3
94,900		SS&C Technologies Holdings, Inc.	3,359,460	0.4
30,500	@	Synopsys, Inc.	2,199,965	0.2
68,119	@	Tableau Software, Inc.	3,375,296	0.4
63,400	@	Trimble, Inc.	2,029,434	0.2
12,700	@	Tyler Technologies, Inc.	1,962,912	0.2
13,100	@	Ultimate Software Group, Inc.	2,557,251	0.3
92,100	@	Vantiv, Inc.	5,905,452	0.6
70,400	@,L	VeriSign, Inc.	6,132,544	0.7
20,999	@	WEX, Inc.	2,173,397	0.2
46,447	@	Workday, Inc.	3,868,106	0.4
50,300		Xilinx, Inc.	2,911,867	0.3
32,400	@	Zendesk, Inc.	908,496	0.1
54,200	@	Zillow Group, Inc. - Class A	1,832,502	0.2
			188,534,978	20.5

		Materials: 5.5%
19,500		Air Products & Chemicals, Inc.	2,638,155	0.3
31,300		Ashland Global Holdings, Inc.	3,875,253	0.4
94,600		Ball Corp.	7,024,996	0.8
21,500		Carpenter Technology Corp.	801,950	0.1
29,300		Celanese Corp.	2,632,605	0.3
60,200		CF Industries Holdings, Inc.	1,766,870	0.2
15,800		Compass Minerals International, Inc.	1,072,030	0.1
25,200		Eagle Materials, Inc.	2,447,928	0.3
4,000		NewMarket Corp.	1,812,920	0.2
33,400		PolyOne Corp.	1,138,606	0.1
87,100		RPM International, Inc.	4,793,113	0.5
77,200		Sealed Air Corp.	3,364,376	0.4
16,000		Sherwin-Williams Co.	4,963,040	0.5
76,600		Silver Wheaton Corp.	1,596,344	0.2
73,300	L	Valvoline, Inc.	1,799,515	0.2
68,600		Vulcan Materials Co.	8,264,928	0.9
			49,992,629	5.5

		Real Estate: 4.6%
36,200		American Campus Communities, Inc.	1,722,758	0.2
56,800		Crown Castle International Corp.	5,364,760	0.6
55,900		CubeSmart	1,451,164	0.2
20,415		Equinix, Inc.	8,173,554	0.9
14,300		Federal Realty Investment Trust	1,909,050	0.2
67,800		Iron Mountain, Inc.	2,418,426	0.3
27,000		Jones Lang LaSalle, Inc.	3,009,150	0.3
83,100		MGM Growth Properties LLC	2,247,855	0.3
70,850	@	SBA Communications Corp.	8,528,214	0.9
20,500		SL Green Realty Corp.	2,185,710	0.2
32,100		Taubman Centers, Inc.	2,119,242	0.2
235,515		VEREIT, Inc.	1,999,522	0.2
26,699	@	WeWork Companies, Inc., - Class A	1,383,275	0.1
			42,512,680	4.6

		Utilities: 0.5%
32,500		Atmos Energy Corp.	2,567,175	0.3
79,600		NiSource, Inc.	1,893,684	0.2
			4,460,859	0.5

	Total Common Stock
	(Cost $666,237,400)		904,751,250	98.5

PREFERRED STOCK: 1.4%
		Consumer Discretionary: 0.1%
8,859	@	Flipkart Online Services Pvt. Ltd., - Series G	825,216	0.1

		Information Technology: 0.7%
32,391	@	AirBNB, Inc. - Series D	3,401,055	0.4
3,719	@	AirBNB, Inc. - Series E	390,495	0.0
24,209	@	Dropbox, Inc. - Series A	197,304	0.0
118,921	@	Dropbox, Inc. - Series A-1	969,206	0.1
353,970	@	Tanium, Inc.- Series G	1,757,213	0.2
			6,715,273	0.7

		Real Estate: 0.6%
44,396	@	WeWork Companies, Inc. - Series D-1	2,300,157	0.3
34,882	@	WeWork Companies, Inc. - Series D-2	1,807,236	0.2
24,709	@	WeWork Companies, Inc. - Series E	1,280,173	0.1
			5,387,566	0.6

	Total Preferred Stock
	(Cost $7,911,058)		12,928,055	1.4

	Total Long-Term Investments
	(Cost $674,148,458)		917,679,305	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
	Securities Lending Collateralcc: 4.4%
9,997,529	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $9,998,195, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $10,197,482, due 04/01/17-02/20/67)	9,997,529	1.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
9,997,529	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $9,998,203, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $10,197,480, due 05/11/17-12/01/51)	$9,997,529	1.1
484,666	Jefferies LLC, Repurchase Agreement dated 03/31/17, 0.98%, due 04/03/17 (Repurchase Amount $484,705, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $494,359, due 03/01/37-02/01/47)	484,666	0.0
9,997,529	Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $9,998,195, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $10,197,480, due 04/19/17-02/20/67)	9,997,529	1.1
9,997,500	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $9,998,240, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $10,197,461, due 01/15/19-02/15/46)	9,997,500	1.1
		40,474,753	4.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
399,654	T. Rowe Price Reserve Investment Fund, 0.660%††
	(Cost $399,654)	399,654	0.0

	Total Short-Term Investments
	(Cost $40,874,407)	40,874,407	4.4

	Total Investments in Securities (Cost $715,022,865)	$958,553,712	104.3
	Liabilities in Excess of Other Assets	(39,862,622)	(4.3)
	Net Assets	$918,691,090	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $716,313,232.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$269,647,343
Gross Unrealized Depreciation	(27,406,863)

Net Unrealized Appreciation	$242,240,480

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$183,105,529	$–	$–	$183,105,529
Consumer Staples	52,426,807	–	–	52,426,807
Energy	15,906,626	708,131	–	16,614,757
Financials	67,503,945	–	–	67,503,945
Health Care	150,409,642	–	–	150,409,642
Industrials	149,189,424	–	–	149,189,424
Information Technology	188,015,415	–	519,563	188,534,978
Materials	49,992,629	–	–	49,992,629
Real Estate	41,129,405	–	1,383,275	42,512,680
Utilities	4,460,859	–	–	4,460,859
Total Common Stock	902,140,281	708,131	1,902,838	904,751,250
Preferred Stock	–	–	12,928,055	12,928,055
Short-Term Investments	399,654	40,474,753	–	40,874,407
Total Investments, at fair value	$902,539,935	$41,182,884	$14,830,893	$958,553,712

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2017.

Investments, at fair value	Fair Value at March 31, 2017	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input
Common Stock
Dropbox, Inc. - Class A	$360,678	Market Comparable	Enterprise Value to Sales Multiple	5.5x-9.3x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	42.00%	Increase
Dropbox, Inc.	158,885	Market Comparable	Enterprise Value to Sales Multiple	5.5x-9.3x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	42.00%	Increase
WeWork Companies, Inc., Class A	1,383,275	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
Total Common Stock	$1,902,838

Preferred Stock
AirBNB, Inc. - Series D	$3,401,055	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
AirBNB, Inc. - Series E	390,495	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
Dropbox, Inc. - Series A	197,304	Market Comparable	Enterprise Value to Sales Multiple	5.5x-9.3x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	42.00%	Increase
Dropbox, Inc. - Series A-1	969,206	Market Comparable	Enterprise Value to Sales Multiple	5.5x-9.3x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	42.00%	Increase
Flipkart Online Services Pvt. Ltd., - Series G	825,216	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	0.00%	n/a
			Enterprise Value to Sales Multiple	2.2x-2.9x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	28.00%	Increase
Tanium, Inc.- Series G	1,757,213	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	0.00%	n/a
			Enterprise Value to Sales Multiple	8.3x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	99.00%	Increase
WeWork Companies, Inc. - Series D-1	2,300,157	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
WeWork Companies, Inc. - Series D-2	1,807,236	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
WeWork Companies, Inc. - Series E	1,280,173	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
Total Preferred Stock	$12,928,055

* No quantitative unobservable inputs were significant to the fair valuation determination at March 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2017:

	Beginning Balance			Accrued Discounts/	Total Realized	Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2016	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)*	Level 3	Level 3	3/31/2017
Asset Table
Investments, at fair value
Common Stock	$1,477,047	$-	$-	$-	$-	$425,791	$-	$-	$1,902,838
Preferred Stock	11,044,890	-	-	-		1,883,165	-	-	12,928,055
Total Investments, at value	$12,521,937	$-	$-	$-	$-	$2,308,956	$-	$-	$14,830,893

* As of March 31, 2017, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $2,308,956.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 23.6%
133,400	@	Amazon.com, Inc.	$118,264,436	7.3
22,151	@	Autozone, Inc.	16,016,281	1.0
170,200	@	Ctrip.com International Ltd. ADR	8,365,330	0.5
147,600		Delphi Automotive PLC	11,880,324	0.7
151,300		Dollar General Corp.	10,550,149	0.7
181,659		Ferrari NV	13,508,163	0.8
3,088	@	Flipkart Online Services Pvt. Ltd.	287,647	0.0
27,600	@	Hilton Grand Vacations, Inc.	791,016	0.1
69,400		Hilton Worldwide Holdings, Inc.	4,057,124	0.3
104,100		Home Depot, Inc.	15,285,003	1.0
189,000		Lowe's Cos, Inc.	15,537,690	1.0
118,058		Marriott International, Inc.	11,118,703	0.7
246,860		MGM Resorts International	6,763,964	0.4
15,703	@	Netflix, Inc.	2,321,060	0.1
37,500	@	O'Reilly Automotive, Inc.	10,119,000	0.6
41,459	@	Priceline.com, Inc.	73,795,776	4.6
152,000		Ross Stores, Inc.	10,012,240	0.6
210,400		Starbucks Corp.	12,285,256	0.8
88,444	@,L	Tesla, Inc.	24,613,965	1.5
98,528		Tractor Supply Co.	6,795,476	0.4
131,600		Yum! Brands, Inc.	8,409,240	0.5
			380,777,843	23.6

		Consumer Staples: 3.2%
12,400		Costco Wholesale Corp.	2,079,356	0.1
212,200		Mondelez International, Inc.	9,141,576	0.6
227,600		Philip Morris International, Inc.	25,696,040	1.6
175,587		Walgreens Boots Alliance, Inc.	14,582,500	0.9
			51,499,472	3.2

		Financials: 5.6%
302,800		Charles Schwab Corp.	12,357,268	0.8
93,737		First Republic Bank	8,793,468	0.5
291,100		Intercontinental Exchange, Inc.	17,428,157	1.1
143,200		JPMorgan Chase & Co.	12,578,688	0.8
447,100		Morgan Stanley	19,153,764	1.2
133,700		State Street Corp.	10,643,857	0.7
230,276		TD Ameritrade Holding Corp.	8,948,525	0.5
			89,903,727	5.6

		Health Care: 15.7%
74,869		Aetna, Inc.	9,549,541	0.6
148,519	@	Alexion Pharmaceuticals, Inc.	18,006,444	1.1
30,531		Allergan plc	7,294,467	0.5
40,200		Anthem, Inc.	6,648,276	0.4
56,548	@	Biogen, Inc.	15,461,354	1.0
69,482		Bristol-Myers Squibb Co.	3,778,431	0.2
79,916	@	Celgene Corp.	9,943,948	0.6
57,446	@	Centene Corp.	4,093,602	0.3
84,695		Cigna Corp.	12,406,971	0.8
259,900		Danaher Corp.	22,229,247	1.4
120,857	@	HCA Holdings, Inc.	10,755,064	0.7
86,715		Humana, Inc.	17,875,430	1.1
46,930	@	Illumina, Inc.	8,008,135	0.5
33,200	@	Intuitive Surgical, Inc.	25,446,804	1.6
160,500		Merck & Co., Inc.	10,198,170	0.6
140,400		Stryker Corp.	18,483,660	1.1
152,200		UnitedHealth Group, Inc.	24,962,322	1.5
149,940	@	Vertex Pharmaceuticals, Inc.	16,395,939	1.0
222,600		Zoetis, Inc.	11,880,162	0.7
			253,417,967	15.7

		Industrials: 6.6%
37,606		Acuity Brands, Inc.	7,671,624	0.5
275,200		American Airlines Group, Inc.	11,640,960	0.7
130,100		Boeing Co.	23,009,486	1.4
77,235		Equifax, Inc.	10,561,114	0.6
104,050		Fortive Corp.	6,265,891	0.4
15,820		Fortune Brands Home & Security, Inc.	962,647	0.1
111,900		Honeywell International, Inc.	13,972,953	0.9
144,525	@	IHS Markit Ltd.	6,062,824	0.4
66,600		Illinois Tool Works, Inc.	8,822,502	0.5
76,258		Roper Technologies, Inc.	15,746,514	1.0
30,038	L	Wabtec Corp.	2,342,964	0.1
			107,059,479	6.6

		Information Technology: 38.0%
215,500	@	Alibaba Group Holding Ltd. ADR	23,237,365	1.4
67,250	@	Alphabet, Inc. - Class A	57,014,550	3.5
57,371	@	Alphabet, Inc. - Class C	47,592,687	3.0
635,200		Apple, Inc.	91,252,832	5.7
61,600		ASML Holding NV-NY REG	8,180,480	0.5
143,343	@	Dropbox, Inc. - Series A	1,168,246	0.1
107,700	@	Electronic Arts, Inc.	9,641,304	0.6
497,269	@	Facebook, Inc.	70,637,061	4.4
118,300		Fidelity National Information Services, Inc.	9,419,046	0.6
115,028	@	Fiserv, Inc.	13,263,879	0.8
75,800		Intuit, Inc.	8,792,042	0.6
302,900		Mastercard, Inc. - Class A	34,067,163	2.1
36,300		Mercadolibre, Inc.	7,676,361	0.5
903,600		Microsoft Corp.	59,511,096	3.7
75,508	@	NXP Semiconductor NV - NXPI - US	7,815,078	0.5
728,300	@	PayPal Holdings, Inc.	31,331,466	1.9
322,064	@	Salesforce.com, Inc.	26,567,059	1.7
98,427	@	ServiceNow, Inc.	8,609,410	0.5
163,707	@,L	Snap, Inc.	3,688,319	0.2

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
78,840	@	Snap, Inc., Class A	$1,758,502	0.1
702,500		Tencent Holdings Ltd.	20,238,688	1.3
98,778	@,L	VeriSign, Inc.	8,604,552	0.5
587,700		Visa, Inc. - Class A	52,228,899	3.2
110,200	@	Workday, Inc.	9,177,456	0.6
			611,473,541	38.0

		Materials: 0.2%
30,100		Ashland Global Holdings, Inc.	3,726,681	0.2

		Real Estate: 3.1%
204,700		American Tower Corp.	24,879,238	1.6
134,312		Crown Castle International Corp.	12,685,769	0.8
29,538		Equinix, Inc.	11,826,129	0.7
5,062	@	WeWork Companies, Inc., - Class A	262,262	0.0
			49,653,398	3.1

		Telecommunication Services: 0.7%
164,100	@	T-Mobile US, Inc.	10,599,219	0.7

		Utilities: 0.8%
102,400		NextEra Energy, Inc.	13,145,088	0.8

	Total Common Stock
	(Cost $1,152,962,082)		1,571,256,415	97.5

PREFERRED STOCK: 1.5%
		Consumer Discretionary: 0.2%
1,054	@	Flipkart Online Services Pvt. Ltd., - Series A	98,180	0.0
1,862	@	Flipkart Online Services Pvt. Ltd., - Series C	173,445	0.0
3,462	@	Flipkart Online Services Pvt. Ltd., - Series E	322,485	0.0
16,556	@	Flipkart Online Services Pvt. Ltd., - Series G	1,542,192	0.1
14,029	@	Flipkart Online Services Pvt. Ltd., - Series H	1,306,802	0.1
			3,443,104	0.2

		Information Technology: 1.1%
59,241	@	AirBNB, Inc. - Series D	6,220,305	0.4
16,058	@	AirBNB, Inc. - Series E	1,686,090	0.1
93,459	@	Magic Leap, Inc., - Series C	2,152,641	0.1
78,840	@	Snapchat, Inc. - Series F	1,758,502	0.1
73,385	@	Uber Technologies, Inc. - Series G	3,579,148	0.2
68,026	@	Xiaoju Kuaizhi, Inc., Series A-17	2,600,437	0.2
			17,997,123	1.1

		Real Estate: 0.2%
45,554	@	WeWork Companies, Inc. - Series E	2,360,153	0.2

	Total Preferred Stock
	(Cost $18,918,829)		23,800,380	1.5

	Total Long-Term Investments
	(Cost $1,171,880,911)		1,595,056,795	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateralcc: 2.4%
9,330,442	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $9,331,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $9,517,053, due 04/01/17-02/20/67)	9,330,442	0.6
9,330,442	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $9,331,071, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $9,517,051, due 05/11/17-12/01/51)	9,330,442	0.6
1,963,451	Jefferies LLC, Repurchase Agreement dated 03/31/17, 0.98%, due 04/03/17 (Repurchase Amount $1,963,609, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $2,002,720, due 03/01/37-02/01/47)	1,963,451	0.1

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
9,330,442	Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $9,331,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $9,517,051, due 04/19/17-02/20/67)	$9,330,442	0.6
9,330,400	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $9,331,090, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,517,018, due 01/15/19-02/15/46)	9,330,400	0.5
		39,285,177	2.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
18,719,379	T. Rowe Price Reserve Investment Fund, 0.660%††
	(Cost $18,719,379)	18,719,379	1.2

	Total Short-Term Investments
	(Cost $58,004,556)	58,004,556	3.6

	Total Investments in Securities (Cost $1,229,885,467)	$1,653,061,351	102.6
	Liabilities in Excess of Other Assets	(41,684,113)	(2.6)
	Net Assets	$1,611,377,238	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $1,233,631,386.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$434,180,291
Gross Unrealized Depreciation	(14,750,326)

Net Unrealized Appreciation	$419,429,965

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$380,490,196	$–	$287,647	$380,777,843
Consumer Staples	51,499,472	–	–	51,499,472
Financials	89,903,727	–	–	89,903,727
Health Care	253,417,967	–	–	253,417,967
Industrials	107,059,479	–	–	107,059,479
Information Technology	590,066,607	20,238,688	1,168,246	611,473,541
Materials	3,726,681	–	–	3,726,681
Real Estate	49,391,136	–	262,262	49,653,398
Telecommunication Services	10,599,219	–	–	10,599,219
Utilities	13,145,088	–	–	13,145,088
Total Common Stock	1,549,299,572	20,238,688	1,718,155	1,571,256,415
Preferred Stock	1,758,502	–	22,041,878	23,800,380
Short-Term Investments	18,719,379	39,285,177	–	58,004,556
Total Investments, at fair value	$1,569,777,453	$59,523,865	$23,760,033	$1,653,061,351

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2017.

Investments, at fair value	Fair Value at March 31, 2017	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input
Common Stock
Dropbox, Inc. - Class A	$1,168,246	Market Comparable	Enterprise Value to Sales Multiple	5.5x-9.3x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	42.00%	Increase
Flipkart Online Services Pvt. Ltd.	287,647	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	0.00%	n/a
			Enterprise Value to Sales Multiple	2.2x-2.9x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	28.00%	Increase
WeWork Companies, Inc., - Class A	262,262	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
Total Common Stock	$1,718,155

Preferred Stock
AirBNB, Inc. - Series D	$6,220,305	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
AirBNB, Inc. - Series E	1,686,090	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
Flipkart Online Services Pvt. Ltd., - Series A	98,180	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	0.00%	n/a
			Enterprise Value to Sales Multiple	2.2x-2.9x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	28.00%	Increase
Flipkart Online Services Pvt. Ltd., - Series C	173,445	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	0.00%	n/a
			Enterprise Value to Sales Multiple	2.2x-2.9x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	28.00%	Increase
Flipkart Online Services Pvt. Ltd., - Series E	322,485	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	0.00%	n/a
			Enterprise Value to Sales Multiple	2.2x-2.9x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	28.00%	Increase
Flipkart Online Services Pvt. Ltd., - Series G	1,542,192	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	0.00%	n/a
			Enterprise Value to Sales Multiple	2.2x-2.9x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	28.00%	Increase
Flipkart Online Services Pvt. Ltd., - Series H	1,306,802	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	0.00%	n/a
			Enterprise Value to Sales Multiple	2.2x-2.9x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	28.00%	Increase
Magic Leap, Inc., Series C	2,152,641	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
Uber Technologies, Inc. - Series G	3,579,148	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
WeWork Companies, Inc. - Series E	2,360,153	Recent Comparable Transaction Price	Discount for non-controlling interest	25%	Decrease
Xiaoju Kuaizhi, Inc., Series A-17	2,600,437	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
Total Preferred Stock	$22,041,878

* No quantitative unobservable inputs were significant to the fair valuation determination at March 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2017:

	Beginning Balance			Accrued Discounts/	Total Realized	Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2016	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)*	Level 3	Level 3	3/31/2017
Asset Table
Investments, at fair value
Common Stock	$1,827,749	$-	$-	$-	$-	$(109,594)	$-	$-	$1,718,155
Preferred Stock	23,579,639	-	(1,758,503)	-	(663,462)	884,204	-	-	22,041,878
Total Investments, at value	$25,407,388	$-	$(1,758,503)	$-	$(663,462)	$774,610	$-	$-	$23,760,033

*As of March 31, 2017, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $774,610.

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Canada: 0.5%
167,500		Silver Wheaton Corp.	$3,490,187	0.5

		China: 6.7%
36,110	@	Baidu, Inc. ADR	6,229,697	1.0
2,585,000		China Life Insurance Co., Ltd.	7,908,880	1.2
670,500		China Mobile Ltd.	7,373,826	1.2
21,246,000		China Telecom Corp., Ltd.	10,378,201	1.6
772,100		CRRC Corp. Ltd.	750,693	0.1
4,230,000		Kunlun Energy Co. Ltd.	3,919,635	0.6
1,368,800		Sinopharm Group Co.	6,354,617	1.0
			42,915,549	6.7

		France: 10.8%
306,996		AXA S.A.	7,931,508	1.2
195,968		BNP Paribas	13,040,547	2.0
191,520		Cie de Saint-Gobain	9,826,315	1.5
57,514		Cie Generale des Etablissements Michelin	6,988,998	1.1
499,790		Credit Agricole SA	6,755,518	1.1
135,141		Sanofi	12,216,146	1.9
171,714		Total S.A.	8,682,472	1.4
141,860	@	Zodiac Aerospace	3,546,011	0.6
			68,987,515	10.8

		Germany: 12.7%
100,971		Bayer AG	11,633,260	1.8
36,810	@	Deutsche Boerse AG	3,373,602	0.5
107,848		Deutsche Post AG	3,690,951	0.6
87,505		HeidelbergCement AG	8,194,704	1.3
521,675		Infineon Technologies AG	10,677,327	1.7
187,470	#,@	Innogy SE	7,065,301	1.1
143,370		Lanxess	9,617,655	1.5
88,878		Merck KGaA	10,127,966	1.6
42,620	@,L	Morphosys AG	2,501,774	0.4
52,426		SAP SE	5,143,425	0.8
65,920		Siemens AG	9,029,237	1.4
			81,055,202	12.7

		Hong Kong: 2.9%
973,900		AIA Group Ltd.	6,147,215	1.0
485,640		Cheung Kong Property Holdings Ltd.	3,276,045	0.5
228,400		CK Hutchison Holdings Ltd. ADR	2,815,030	0.5
485,640		CK Hutchison Holdings Ltd.	5,979,167	0.9
			18,217,457	2.9

		India: 1.8%
496,486		Housing Development Finance Corp.	11,486,404	1.8

		Israel: 1.5%
301,899		Teva Pharmaceutical Industries Ltd. ADR	9,687,939	1.5

		Italy: 1.7%
680,187		ENI S.p.A.	11,136,934	1.7

		Japan: 10.8%
1,056,000	@	IHI Corp.	3,340,330	0.5
402,500		Inpex Corp.	3,969,041	0.6
851,600		Konica Minolta, Inc.	7,638,506	1.2
892,700		Nissan Motor Co., Ltd.	8,607,756	1.4
190,100		Omron Corp.	8,352,772	1.3
574,600		Panasonic Corp.	6,502,870	1.0
154,100		SoftBank Group Corp.	10,928,023	1.7
431,000		Sumitomo Metal Mining Co., Ltd.	6,163,784	1.0
202,900		Sumitomo Rubber Industries, Inc.	3,461,896	0.5
240,400		Suntory Beverage & Food Ltd.	10,155,757	1.6
			69,120,735	10.8

		Netherlands: 5.7%
118,688		Akzo Nobel NV	9,825,478	1.5
145,314		QIAGEN NV	4,218,345	0.7
588,596		Royal Dutch Shell PLC - Class B	16,180,129	2.5
374,301		SBM Offshore NV	6,136,558	1.0
			36,360,510	5.7

		Norway: 2.0%
573,623		Telenor ASA	9,542,477	1.5
82,650		Yara International ASA	3,183,492	0.5
			12,725,969	2.0

		Portugal: 1.1%
474,200		Galp Energia SGPS SA	7,192,393	1.1

		Singapore: 3.9%
701,482		DBS Group Holdings Ltd.	9,716,857	1.5
3,420,600		Singapore Telecommunications Ltd.	9,585,669	1.5
362,500		United Overseas Bank Ltd.	5,725,788	0.9
			25,028,314	3.9

		South Korea: 6.8%
171,216		Hana Financial Group, Inc.	5,649,789	0.9
35,481		Hyundai Mobis Co. Ltd.	7,632,571	1.2
247,680	@,L	KB Financial Group, Inc. ADR	10,890,490	1.7
21,021	@	Samsung Electronics Co., Ltd. GDR	19,302,949	3.0
			43,475,799	6.8

		Spain: 1.1%
634,810		Telefonica S.A.	7,105,660	1.1

		Sweden: 0.8%
282,620	L	Getinge AB	4,955,323	0.8

		Switzerland: 6.3%
199,690		ABB Ltd.	4,673,845	0.7

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
788,630	@	Glencore PLC	$3,094,223	0.5
82,527		Novartis AG	6,128,254	1.0
53,696		Roche Holding AG	13,731,877	2.1
54,685		Swiss Re Ltd.	4,911,593	0.8
492,410		UBS Group AG	7,870,983	1.2
			40,410,775	6.3

		Taiwan: 1.1%
1,099,251		Taiwan Semiconductor Manufacturing Co., Ltd.	6,892,999	1.1

		Thailand: 1.1%
1,298,000		Bangkok Bank PCL - Foreign Reg	7,029,117	1.1

		United Kingdom: 19.2%
1,136,625		Aviva PLC	7,584,756	1.2
1,403,493		BAE Systems PLC	11,295,561	1.8
2,978,460		Barclays PLC	8,407,523	1.3
2,776,524		BP PLC	15,981,963	2.5
283,504		CRH PLC - London	9,984,760	1.5
406,976		GlaxoSmithKline PLC	8,462,210	1.3
1,537,600		HSBC Holdings PLC	12,559,560	1.9
127,850		Johnson Matthey PLC	4,932,702	0.8
1,352,034		Kingfisher PLC	5,531,963	0.9
97,220	@,L	LivaNova PLC	4,764,752	0.8
283,390		Petrofac Ltd.	3,273,527	0.5
609,930		Sky PLC	7,459,306	1.2
989,391	@	Standard Chartered PLC	9,463,432	1.5
1,384,520	@	Tesco PLC	3,222,274	0.5
3,653,591		Vodafone Group PLC	9,521,185	1.5
			122,445,474	19.2

	Total Common Stock
	(Cost $519,767,569)		629,720,255	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	U.S. Government Agency Obligations: 1.1%
1,100,000	Federal Farm Credit Discount Notes, 0.333%, 04/03/17	1,100,000	0.2
4,100,000	Federal Home Loan Bank Discount Notes, 0.254%, 04/03/17	4,100,000	0.6
2,200,000	Freddie Mac Discount Notes, 0.467%, 04/03/17	2,200,000	0.3
		7,400,000	1.1

	Securities Lending Collateralcc: 1.3%
2,039,341	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $2,039,477, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,080,128, due 04/01/17-02/20/67)	2,039,341	0.3
2,039,341	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $2,039,478, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,080,128, due 05/11/17-12/01/51)	2,039,341	0.3
429,165	Jefferies LLC, Repurchase Agreement dated 03/31/17, 0.98%, due 04/03/17 (Repurchase Amount $429,200, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $437,748, due 03/01/37-02/01/47)	429,165	0.1
2,039,341	Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $2,039,477, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,080,128, due 04/19/17-02/20/67)	2,039,341	0.3

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,039,300	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $2,039,451, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,080,088, due 01/15/19-02/15/46)	$2,039,300	0.3
		8,586,488	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
377,697	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $377,697)	377,697	0.1

	Total Short-Term Investments
	(Cost $16,363,982)	16,364,185	2.5

	Total Investments in Securities (Cost $536,131,551)	$646,084,440	101.0
	Liabilities in Excess of Other Assets	(6,634,891)	(1.0)
	Net Assets	$639,449,549	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $538,726,291.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$155,069,919
Gross Unrealized Depreciation	(47,711,770)

Net Unrealized Appreciation	$107,358,149

Sector Diversification	Percentage of Net Assets
Financials	22.8%
Health Care	14.9
Energy	11.9
Telecommunication Services	10.1
Information Technology	10.1
Materials	9.1
Industrials	8.6
Consumer Discretionary	7.3
Consumer Staples	2.1
Utilities	1.1
Real Estate	0.5
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Canada	$3,490,187	$–	$–	$3,490,187
China	6,229,697	36,685,852	–	42,915,549
France	–	68,987,515	–	68,987,515
Germany	3,373,602	77,681,600	–	81,055,202
Hong Kong	2,815,030	15,402,427	–	18,217,457
India	–	11,486,404	–	11,486,404
Israel	9,687,939	–	–	9,687,939
Italy	–	11,136,934	–	11,136,934
Japan	–	69,120,735	–	69,120,735
Netherlands	–	36,360,510	–	36,360,510
Norway	–	12,725,969	–	12,725,969
Portugal	–	7,192,393	–	7,192,393
Singapore	–	25,028,314	–	25,028,314
South Korea	10,890,490	32,585,309	–	43,475,799
Spain	–	7,105,660	–	7,105,660
Sweden	–	4,955,323	–	4,955,323
Switzerland	–	40,410,775	–	40,410,775
Taiwan	–	6,892,999	–	6,892,999
Thailand	–	7,029,117	–	7,029,117
United Kingdom	4,764,752	117,680,722	–	122,445,474
Total Common Stock	41,251,697	588,468,558	–	629,720,255
Short-Term Investments	377,697	15,986,488	–	16,364,185
Total Investments, at fair value	$41,629,394	$604,455,046	$–	$646,084,440

(1)	For the period ended March 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2017, securities valued at $5,478,038 and $4,911,847 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Partners, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 26, 2017